UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02699

AIM Growth Series (Invesco Growth Series)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:         (713) 626-1919

Date of fiscal year end:             12/31

Date of reporting period:           06/30/20

Item 1. Reports to Stockholders.

Semiannual Report to Shareholders	June 30, 2020

Invesco Active Allocation Fund
Effective May 15, 2020, Invesco Oppenheimer Portfolio Series: Active Allocation Fund was renamed Invesco Active Allocation Fund.
Nasdaq: A: OAAAX ⬛ C: OAACX ⬛ R: OAANX ⬛ Y: OAAYX ⬛ R5: PAAJX ⬛ R6: PAAQX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
10	Financial Statements
13	Financial Highlights
14	Notes to Financial Statements
21	Fund Expenses
22	Approval of Investment Advisory and Sub-Advisory Contracts

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                     Invesco Active Allocation Fund

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	–7.30%
Class C Shares	–7.74
Class R Shares	–7.48
Class Y Shares	–7.26
Class R5 Shares	–7.24
Class R6 Shares	–7.24
Bloomberg Barclays Global Aggregate Bond Index, Hedged▼ (Broad Market Index)	3.90
MSCI All Country World Index▼ (Broad Market Index)	–6.25
Custom Invesco Active Allocation Index∎ (Style-Specific Index)	–3.77
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Bloomberg Barclays Global Aggregate Bond Index, Hedged tracks fixed-income performance of regions around the world while hedging the currency back to the US dollar.

The MSCI All Country World Index (Net) is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Custom Invesco Active Allocation Index consists of 80% MSCI All Country World Index and 20% Bloomberg Barclays Global Aggregate Bond Index, Hedged. The composition of the index may change based on the Fund’s target asset allocation.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                     Invesco Active Allocation Fund

Average Annual Total Returns
As of 6/30/20, including maximum applicable sales charges

Class A Shares
Inception (4/5/05)	4.12%
10 Years	6.93
5 Years	3.15
1 Year	–6.23

Class C Shares
Inception (4/5/05)	3.99%
10 Years	6.72
5 Years	3.55
1 Year	–2.45

Class R Shares
Inception (4/5/05)	4.27%
10 Years	7.27
5 Years	4.08
1 Year	–1.04

Class Y Shares
Inception (4/5/05)	4.84%
10 Years	7.82
5 Years	4.59
1 Year	–0.59

Class R5 Shares
10 Years	7.57%
5 Years	4.39
1 Year	–0.54

Class R6 Shares
10 Years	7.57%
5 Years	4.41
1 Year	–0.48

Effective May 24, 2019, Class A, Class C, Class R and Class Y shares of the Oppenheimer Portfolio Series: Active Allocation Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R and Class Y shares, respectively, of the Invesco Active Allocation Fund (the Fund). Returns shown above, prior to May 24, 2019, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C, Class R and Class Y of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R5 shares incepted on May 24, 2019. Performance shown prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on May 24, 2019. Performance shown prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/

performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                     Invesco Active Allocation Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                     Invesco Active Allocation Fund

Schedule of Investments

June 30, 2020

(Unaudited)

Invesco Active Allocation Fund

Schedule of Investments in Affiliated Issuers–99.66%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	06/30/20	12/31/19	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	06/30/20	06/30/20

Alternative Funds–9.74%
Invesco Oppenheimer Fundamental Alternatives Fund, Class R6	2.07%	$48,044,155	$–	$(2,996,584)	$(1,492,865)	$(254,492)	$–	1,622,947	$43,300,214
Invesco Oppenheimer Master Event-Linked Bond Fund, Class R6	3.84%	82,625,345	2,505,546	(3,507,764)	(1,247,685)	39,252	2,478,404	5,088,378	80,414,694
Invesco Oppenheimer SteelPath MLP Select 40 Fund, Class R6	1.34%	45,292,658	2,320,866	(3,434,445)	(15,990,186)	–	(1,134,739)	6,909,042	28,188,893
Invesco Real Estate Fund, Class R6	2.49%	–	56,089,674	(5,904,587)	2,226,850	(235,448)	253,098	2,991,771	52,176,489
Total Alternative Funds		175,962,158	60,916,086	(15,843,380)	(16,503,886)	(450,688)	1,596,763		204,080,290
Domestic Equity Funds–29.95%
Invesco Oppenheimer Discovery Mid Cap Growth Fund, Class R6(b)	3.31%	74,748,007	–	(11,502,643)	5,060,418	892,936	–	2,418,690	69,198,718
Invesco Oppenheimer Main Street Small Cap Fund, Class R6(b)	4.06%	98,571,367	–	(3,176,078)	(10,379,692)	98,818	–	6,023,667	85,114,415
Invesco Oppenheimer Value Fund, Class R6	10.97%	290,503,621	2,107,928	–	(62,786,426)	–	2,107,948	9,923,365	229,825,123
Invesco Russell 1000 Dynamic Multifactor ETF	11.61%	289,112,991	–	(13,024,426)	(33,255,657)	427,474	1,840,297	8,179,569	243,260,382
Total Domestic Equity Funds		752,935,986	2,107,928	(27,703,147)	(101,361,357)	1,419,228	3,948,245		627,398,638
Fixed Income Funds–14.69%
Invesco Income Fund, Class R6	0.31%	–	6,188,501	–	368,144	–	32,307	901,877	6,556,645
Invesco Oppenheimer International Bond Fund, Class R6	4.15%	94,858,513	1,420,392	(4,580,864)	(4,401,880)	(379,362)	1,450,397	16,524,106	86,916,799
Invesco Oppenheimer Limited-Term Government Fund	–	39,914,712	336,610	(29,231,927)	(10,264,652)	(754,743)	338,421	–	–
Invesco Oppenheimer Master Inflation Protected Securities Fund	–	5,836,506	30,724	(6,121,216)	(1,315,920)	1,569,906	30,724	–	–
Invesco Oppenheimer Master Loan Fund, Class R6	2.89%	68,431,980	1,647,774	–	(9,561,643)	–	1,647,680	4,087,984	60,518,111
Invesco Oppenheimer Total Return Bond Fund, Class R6	5.75%	134,271,118	1,662,708	(22,141,075)	6,202,051	372,531	1,691,351	16,354,257	120,367,333
Invesco Quality Income Fund, Class R6	1.59%	–	21,259,425	–	12,047,781	–	168,021	2,794,229	33,307,206
Total Fixed Income Funds		343,312,829	32,546,134	(62,075,082)	(6,926,119)	808,332	5,358,901		307,666,094

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Active Allocation Fund

Invesco Active Allocation Fund (continued)

Schedule of Investments in Affiliated Issuers–99.66%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	06/30/20	12/31/19	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	06/30/20	06/30/20

Foreign Equity Funds–44.75%
Invesco Global Infrastructure Fund, Class R6	1.81%	$–	$38,524,393	$(993,172)	$460,866	$(30,274)	$163,884	3,577,928	$37,961,813
Invesco Oppenheimer Developing Markets Fund, Class R6	6.24%	144,739,607	–	(1,476,030)	(12,672,194)	58,197	–	3,139,106	130,649,580
Invesco Oppenheimer Emerging Markets Innovators Fund, Class R6(b)	4.48%	100,854,586	–	(4,951,097)	(2,774,674)	747,173	–	8,487,883	93,875,988
Invesco Oppenheimer Global Fund, Class R6	14.14%	312,070,077	–	(11,039,759)	(5,584,781)	800,718	–	3,129,582	296,246,255
Invesco Oppenheimer Global Infrastructure Fund	–	47,188,572	–	(38,360,511)	(6,054,557)	(2,773,504)	–	–	–
Invesco Oppenheimer International Equity Fund, Class R6	6.81%	160,979,614	–	(8,418,336)	(10,896,451)	833,862	–	7,016,183	142,498,689
Invesco Oppenheimer International Growth Fund, Class R6	7.00%	159,405,101	–	(7,729,757)	(6,334,665)	1,280,088	–	3,430,528	146,620,767
Invesco Oppenheimer International Small-Mid Company Fund, Class R6	4.27%	98,806,599	–	(6,517,136)	(2,089,613)	(714,854)	–	1,901,509	89,484,996
Total Foreign Equity Funds		1,024,044,156	38,524,393	(79,485,798)	(45,946,069)	201,406	163,884		937,338,088
Real Estate Funds–0.00%
Invesco Oppenheimer Real Estate Fund, Class Y	–	69,431,501	1,642,629	(55,836,574)	(9,281,980)	(5,955,576)	1,642,629	–	–
Money Market Funds–0.53%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(c)	0.16%	2,979,059	33,266,421	(32,926,434)	–	–	4,526	3,319,046	3,319,046
Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(c)	0.19%	–	12,340,175	(8,307,228)	1,951	1,843	5,927	4,033,917	4,036,741
Invesco Treasury Portfolio, Institutional Class, 0.08%(c)	0.18%	–	17,084,760	(13,291,565)	–	–	1,361	3,793,195	3,793,195
Total Money Market Funds		2,979,059	62,691,356	(54,525,227)	1,951	1,843	11,814		11,148,982
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,818,103,786)	99.66%	$2,368,665,689	$198,428,526	$(295,469,208)	$(180,017,460)	$(3,975,455)	$12,722,236		$2,087,632,092
OTHER ASSETS LESS LIABILITIES	0.34%								7,181,296
NET ASSETS	100.00%								$2,094,813,388

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from June 30, 2020.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Active Allocation Fund

Portfolio Composition*

By fund type, based on total investments

as of June 30, 2020

Equity Funds	74.95%
Fixed Income Funds	14.74
Alternative Funds	9.78
Money Market Funds	0.53

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

Open Futures Contracts

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Equity Risk

MSCI Emerging Market Index	440	September-2020	$21,685,400	$82,746	$ 82,746

Interest Rate Risk

Canada 10 Year Bonds	47	September-2020	5,325,236	(12,190)	(12,190)

Euro OAT	63	September-2020	11,866,346	183,913	183,913

Euro-BTP	57	September-2020	9,214,000	149,742	149,742

Euro-BUND	34	September-2020	6,742,885	112,633	112,633

Japanese Bonds, 10 yr.	31	September-2020	43,625,376	(5,862)	(5,862)

Long Gilt	77	September-2020	13,132,334	45,678	45,678

Subtotal				473,914	473,914

Subtotal–Long Futures Contracts				556,660	556,660

Short Futures Contracts

Equity Risk

E-Mini S&P 500 Index	11	September-2020	(1,699,610)	(15,477)	(15,477)

EURO STOXX 600 Index	200	September-2020	(4,032,240)	29,722	29,722

Nikkei 225 Index	8	September-2020	(1,650,012)	36,864	36,864

S&P/ASX 200 Index	8	September-2020	(813,214)	(8,157)	(8,157)

S&P/TSX 60 Index	6	September-2020	(820,713)	(14,305)	(14,305)

Subtotal–Short Futures Contracts				28,647	28,647

Total Futures Contracts				$585,307	$585,307

Open Forward Foreign Currency Contracts

		Contract to				Unrealized Appreciation
Settlement Date	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

09/15/2020	Bank Of America	JPY	150,600,000	USD	1,403,755	$7,603

09/15/2020	Bank Of America	KRW	12,711,000,000	USD	10,581,918	9,002

09/15/2020	Bank Of America	USD	5,583,363	TRY	39,600,000	75,831

09/15/2020	Barclays Capital	TWD	146,840,000	USD	5,012,288	33,270

09/15/2020	Barclays Capital	USD	7,916,264	SEK	73,920,000	23,837

08/04/2020	JP Morgan Chase Bank	BRL	15,780,000	USD	2,969,906	72,934

09/15/2020	JP Morgan Chase Bank	CLP	5,022,000,000	USD	6,333,312	212,542

09/15/2020	JP Morgan Chase Bank	PLN	2,180,000	USD	552,148	999

09/15/2020	JP Morgan Chase Bank	USD	3,422,393	COP	12,972,000,000	8,021

09/15/2020	JP Morgan Chase Bank	USD	5,049,168	IDR	73,425,000,000	48,398

09/15/2020	JP Morgan Chase Bank	USD	4,948,370	SGD	6,905,000	7,463

09/15/2020	STANDARD CHARTERED BANK	MXN	5,300,000	USD	234,392	6,062

09/15/2020	STANDARD CHARTERED BANK	ZAR	32,435,000	USD	1,865,504	10,705

09/15/2020	UBS	GBP	5,560,000	USD	6,957,256	64,849

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Active Allocation Fund

Open Forward Foreign Currency Contracts–(continued)

		Contract to				Unrealized
Settlement Date	Counterparty	Deliver		Receive		Appreciation (Depreciation)

09/15/2020	UBS	USD	1,517,345	HKD	11,770,000	$ 612

09/15/2020	UBS	USD	5,427,324	NOK	52,400,000	18,201

Subtotal–Appreciation						600,329

Currency Risk

08/04/2020	Bank Of America	USD	419,550	BRL	2,140,000	(26,678)

09/15/2020	Bank Of America	CHF	2,440,000	USD	2,569,925	(11,121)

09/15/2020	Bank Of America	CNY	116,700,000	USD	16,372,300	(64,745)

09/15/2020	Bank Of America	PHP	295,900,000	USD	5,859,406	(58,772)

09/15/2020	Bank Of America	THB	206,515,000	USD	6,638,753	(42,062)

09/15/2020	Bank Of America	USD	7,835,482	EUR	6,953,000	(10,901)

09/15/2020	Barclays Capital	CZK	136,130,000	USD	5,735,922	(5,201)

09/15/2020	Barclays Capital	INR	202,520,000	USD	2,643,002	(20,011)

09/15/2020	Barclays Capital	USD	5,320,417	MYR	22,765,000	(22,578)

09/15/2020	JP Morgan Chase Bank	CAD	50,000	USD	36,767	(68)

09/15/2020	JP Morgan Chase Bank	NZD	9,280,000	USD	5,960,739	(27,258)

09/15/2020	JP Morgan Chase Bank	USD	2,290,316	COP	8,648,000,000	(3,374)

09/15/2020	JP Morgan Chase Bank	USD	3,912,235	RUB	275,840,000	(68,740)

09/15/2020	UBS	AUD	8,870,000	USD	6,065,953	(56,820)

Subtotal–Depreciation						(418,329)

Total Forward Foreign Currency Contracts						$ 182,000

Abbreviations:

AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
CLP	– Chile Peso
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
CZK	– Czech Koruna
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
PHP	– Philippines Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– Taiwan New Dollar
USD	– U.S. Dollar
ZAR	– South African Rand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Active Allocation Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $1,818,103,786)	$2,087,632,092

Other investments:
Variation margin receivable – futures contracts	3,137,641

Unrealized appreciation on forward foreign currency contracts outstanding	600,329

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	6,776,489

Cash collateral – OTC Derivatives	10,000

Receivable for:
Fund shares sold	398,916

Dividends - affiliated underlying funds	1,243,718

Investment for trustee deferred compensation and retirement plans	108,387

Other assets	109,446

Total assets	2,100,017,018

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	418,329

Payable for:
Investments purchased - affiliated underlying funds	629,515

Dividends	888

Fund shares reacquired	1,495,699

Amount due custodian	994,633

Accrued fees to affiliates	1,392,503

Accrued trustees’ and officers’ fees and benefits	59,287

Accrued other operating expenses	104,388

Trustee deferred compensation and retirement plans	108,388

Total liabilities	5,203,630

Net assets applicable to shares outstanding	$2,094,813,388

Net assets consist of:
Shares of beneficial interest	$1,792,426,455

Distributable earnings	302,386,933

$2,094,813,388

Net Assets:
Class A	$1,654,444,316

Class C	$291,421,053

Class R	$126,486,356

Class Y	$22,442,631

Class R5	$9,516

Class R6	$9,516

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	121,785,775

Class C	22,007,986

Class R	9,374,872

Class Y	1,626,532

Class R5	700

Class R6	700

Class A:
Net asset value per share	$13.58

Maximum offering price per share
(Net asset value of $13.58 ÷ 94.50%)	$14.37

Class C:
Net asset value and offering price per share	$13.24

Class R:
Net asset value and offering price per share	$13.49

Class Y:
Net asset value and offering price per share	$13.80

Class R5:
Net asset value and offering price per share	$13.59

Class R6:
Net asset value and offering price per share	$13.59

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Active Allocation Fund

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Dividends from affiliated underlying funds	$12,722,236

Interest	39,969

Total investment income	12,762,205

Expenses:
Advisory fees	892,546

Administrative services fees	148,263

Custodian fees	5,745

Distribution fees:
Class A	1,950,080

Class C	1,478,976

Class R	307,607

Transfer agent fees – A, C, R and Y	1,521,185

Transfer agent fees – R5	4

Transfer agent fees – R6	2

Trustees’ and officers’ fees and benefits	9,408

Registration and filing fees	66,377

Reports to shareholders	60,935

Professional services fees	19,616

Other	10,235

Total expenses	6,470,979

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(429,791)

Net expenses	6,041,188

Net investment income	6,721,017

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Affiliated underlying fund shares	(3,975,455)

Foreign currencies	505

Forward foreign currency contracts	(4,115,870)

Futures contracts	556,549

(7,534,271)

Change in net unrealized appreciation (depreciation) of:
Affiliated underlying fund shares	(180,017,460)

Foreign currencies	(124,709)

Forward foreign currency contracts	182,000

Futures contracts	1,484,806

(178,475,363)

Net realized and unrealized gain (loss)	(186,009,634)

Net increase (decrease) in net assets resulting from operations	$(179,288,617)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Active Allocation Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020, period ended December 31, 2019, and the year ended January 31, 2019

(Unaudited)

	Six Months Ended	Eleven Months Ended	Year Ended
	June 30, 2020	December 31, 2019	January 31, 2019
Operations:
Net investment income	$6,721,017	$29,131,934	$21,243,521

Net realized gain (loss)	(7,534,271)	116,744,619	265,546,205

Change in net unrealized appreciation (depreciation)	(178,475,363)	171,902,668	(481,632,282)

Net increase (decrease) in net assets resulting from operations	(179,288,617)	317,779,221	(194,842,556)

Distributions to shareholders from distributable earnings:
Class A	–	(150,988,485)	(27,862,215)

Class C	–	(25,849,762)	(4,583,299)

Class R	–	(10,936,896)	(1,804,076)

Class Y	–	(2,161,056)	(423,069)

Class R5	–	(931)	–

Class R6	–	(937)	–

Total distributions from distributable earnings	–	(189,938,067)	(34,672,659)

Share transactions-net:
Class A	(73,615,347)	139,389,450	(89,769,891)

Class B	–	–	(12,190,697)

Class C	(24,195,548)	(174,364,705)	(41,140,743)

Class R	(2,921,445)	7,505,547	2,511,712

Class Y	(1,756,089)	613,789	(33,580,542)

Class R5	–	10,000	–

Class R6	–	10,000	–

Net increase (decrease) in net assets resulting from share transactions	(102,488,429)	(26,835,919)	(174,170,161)

Net increase (decrease) in net assets	(281,777,046)	101,005,235	(403,685,376)

Net assets:
Beginning of period	2,376,590,434	2,275,585,199	2,679,270,575

End of period	$2,094,813,388	$2,376,590,434	$2,275,585,199

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                     Invesco Active Allocation Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (e)
Class A
Six months ended 06/30/20	$14.66	$0.05	$(1.13)	$(1.08)	$ –	$ –	$ –	$13.58	(7.37)%	$1,654,444	0.47	%(f)	0.51	%(f)	0.76	%(f)	6%
Eleven months ended 12/31/19	13.89	0.21	1.85	2.06	(0.44)	(0.85)	(1.29)	14.66	14.84	1,867,751	0.52	(g)	0.56	(g)	1.52	(g)	24
Year ended 01/31/19	15.25	0.15	(1.27)	(1.12)	(0.24)	–	(0.24)	13.89	(7.22)	1,636,759	0.53		0.57		1.04		38
Year ended 01/31/18	12.68	0.10	2.63	2.73	(0.16)	–	(0.16)	15.25	21.62	1,888,596	0.53		0.59		0.75		9
Year ended 01/31/17	11.38	0.15	1.27	1.42	(0.12)	–	(0.12)	12.68	12.50	1,645,373	0.56		0.60		1.20		5
Year ended 01/31/16(h)	12.12	0.09	(0.65)	(0.56)	(0.18)	–	(0.18)	11.38	(4.67)	1,530,527	0.55		0.59		0.74		8
Year ended 01/31/15(h)	11.52	0.11	0.61	0.72	(0.12)	–	(0.12)	12.12	6.26	1,599,618	0.55		0.59		0.93		15
Class C
Six months ended 06/30/20	14.35	0.00	(1.11)	(1.11)	–	–	–	13.24	(7.74)	291,421	1.23	(f)	1.27	(f)	0.00	(f)	6
Eleven months ended 12/31/19	13.60	0.10	1.81	1.91	(0.31)	(0.85)	(1.16)	14.35	14.09	342,957	1.28	(g)	1.32	(g)	0.76	(g)	24
Year ended 01/31/19	14.92	0.04	(1.23)	(1.19)	(0.13)	–	(0.13)	13.60	(7.92)	489,474	1.28		1.32		0.28		38
Year ended 01/31/18	12.41	(0.00)	2.57	2.57	(0.06)	–	(0.06)	14.92	20.72	579,999	1.28		1.34		(0.03)		9
Year ended 01/31/17	11.14	0.05	1.25	1.30	(0.03)	–	(0.03)	12.41	11.66	535,568	1.31		1.35		0.44		5
Year ended 01/31/16(h)	11.87	(0.00)	(0.64)	(0.64)	(0.09)	–	(0.09)	11.14	(5.41)	522,227	1.30		1.34		(0.01)		8
Year ended 01/31/15(h)	11.28	0.02	0.60	0.62	(0.03)	–	(0.03)	11.87	5.53	557,576	1.30		1.34		0.18		15
Class R
Six months ended 06/30/20	14.58	0.03	(1.12)	(1.09)	–	–	–	13.49	(7.48)	126,486	0.73	(f)	0.77	(f)	0.50	(f)	6
Eleven months ended 12/31/19	13.82	0.17	1.83	2.00	(0.39)	(0.85)	(1.24)	14.58	14.54	139,693	0.77	(g)	0.81	(g)	1.27	(g)	24
Year ended 01/31/19	15.17	0.11	(1.26)	(1.15)	(0.20)	–	(0.20)	13.82	(7.44)	125,162	0.78		0.82		0.78		38
Year ended 01/31/18	12.62	0.07	2.61	2.68	(0.13)	–	(0.13)	15.17	21.28	134,457	0.78		0.84		0.49		9
Year ended 01/31/17	11.32	0.11	1.28	1.39	(0.09)	–	(0.09)	12.62	12.29	117,356	0.81		0.85		0.94		5
Year ended 01/31/16(h)	12.05	0.06	(0.64)	(0.58)	(0.15)	–	(0.15)	11.32	(4.88)	108,810	0.80		0.84		0.50		8
Year ended 01/31/15(h)	11.45	0.08	0.61	0.69	(0.09)	–	(0.09)	12.05	5.99	119,953	0.80		0.84		0.66		15
Class Y
Six months ended 06/30/20	14.88	0.07	(1.15)	(1.08)	–	–	–	13.80	(7.26)	22,443	0.23	(f)	0.27	(f)	1.00	(f)	6
Eleven months ended 12/31/19	14.08	0.24	1.88	2.12	(0.47)	(0.85)	(1.32)	14.88	15.11	26,168	0.28	(g)	0.32	(g)	1.76	(g)	24
Year ended 01/31/19	15.42	0.19	(1.29)	(1.10)	(0.24)	–	(0.24)	14.08	(7.00)	24,190	0.29		0.33		1.28		38
Year ended 01/31/18	12.81	0.13	2.68	2.81	(0.20)	–	(0.20)	15.42	21.98	63,523	0.28		0.34		0.90		9
Year ended 01/31/17	11.51	0.20	1.26	1.46	(0.16)	–	(0.16)	12.81	12.69	56,496	0.31		0.35		1.65		5
Year ended 01/31/16(h)	12.25	0.14	(0.66)	(0.52)	(0.22)	–	(0.22)	11.51	(4.34)	38,762	0.31		0.35		1.14		8
Year ended 01/31/15(h)	11.65	0.17	0.59	0.76	(0.16)	–	(0.16)	12.25	6.52	30,551	0.31		0.35		1.35		15
Class R5
Six months ended 06/30/20	14.65	0.07	(1.13)	(1.06)	–	–	–	13.59	(7.24)	10	0.16	(f)	0.20	(f)	1.07	(f)	6
Period ended 12/31/19(i)	14.28	0.16	1.54	1.70	(0.48)	(0.85)	(1.33)	14.65	11.94	10	0.22	(g)	0.26	(g)	1.82	(g)	24
Class R6
Six months ended 06/30/20	14.65	0.07	(1.13)	(1.06)	–	–	–	13.59	(7.24)	10	0.12	(f)	0.16	(f)	1.11	(f)	6
Period ended 12/31/19(i)	14.28	0.17	1.54	1.71	(0.49)	(0.85)	(1.34)	14.65	12.02	10	0.14	(g)	0.18	(g)	1.90	(g)	24

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.65% for the six months ended June 30, 2020.

(d)

Does not include indirect expenses from affiliated fund fees and expenses of 0.62%, 0.63%, 0.63%, 0.63%, 0.62% and 0.62% for the eleven months ended December 31, 2019, and for the years ended January 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $1,648,815, $297,421, $123,719, $23,082, $9 and $9 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(g)	Annualized.
(h)	The last business day of the reporting period was January 29, 2016 and January 30, 2015, respectively.
(i)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                     Invesco Active Allocation Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Active Allocation Fund, formerly Invesco Oppenheimer Portfolio Series: Active Allocation Fund, (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”),as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds, as a result of having the same investment adviser, are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or

14                     Invesco Active Allocation Fund

other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lockin” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with

15                     Invesco Active Allocation Fund

forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

M.

Collateral –To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

First $3 billion	0.100%

Over $ 3 billion	0.080%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.10%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (including estimated Acquired Fund Fees and Expenses of 0.65% and excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.57%, 1.32%, 0.82%, 0.31%, 0.26% and 0.21%, respectively, of the Fund’s average daily net assets (the “expense limits”). In addition, Invesco has contractually agreed to waive fees and/or reimburse certain Fund expenses at an annual rate of 0.04%, as calculated on the average daily net assets of the Fund. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $1,442 and reimbursed class level expenses of $327,970, $59,147, $24,613, $4,590, $2 and $2 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2020, IDI advised the Fund that IDI retained $146,587 in front-end sales commissions from the sale of Class A shares and $29 and $7,293 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

16                     Invesco Active Allocation Fund

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Affiliated Issuers	$2,076,483,110	$–	$–	$2,076,483,110

Money Market Funds	11,148,982	–	–	11,148,982

Total Investments in Securities	2,087,632,092	–	–	2,087,632,092

Other Investments - Assets*

Futures Contracts	641,298	–	–	641,298

Forward Foreign Currency Contracts	–	600,329	–	600,329

	641,298	600,329	–	1,241,627

Other Investments - Liabilities*

Futures Contracts	(55,991)	–	–	(55,991)

Forward Foreign Currency Contracts	–	(418,329)	–	(418,329)

	(55,991)	(418,329)	–	(474,320)

Total Other Investments	585,307	182,000	–	767,307

Total Investments	$2,088,217,399	$182,000	$–	$2,088,399,399

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2020:

	Value
Derivative Assets	Currency Risk	Equity Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$-	$149,332	$491,966	$641,298

Unrealized appreciation on forward foreign currency contracts outstanding	600,329	-	-	600,329

Total Derivative Assets	600,329	149,332	491,966	1,241,627

Derivatives not subject to master netting agreements	-	(149,332)	(491,966)	(641,298)

Total Derivative Assets subject to master netting agreements	$600,329	$-	$-	$600,329

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

17                     Invesco Active Allocation Fund

	Value
Derivative Liabilities	Currency Risk	Equity Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$-	$(37,939)	$(18,052)	$(55,991)

Unrealized depreciation on forward foreign currency contracts outstanding	(418,329)	-	-	(418,329)

Total Derivative Liabilities	(418,329)	(37,939)	(18,052)	(474,320)

Derivatives not subject to master netting agreements	-	37,939	18,052	55,991

Total Derivative Liabilities subject to master netting agreements	$(418,329)	$-	$-	$(418,329)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2020.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Bank Of America	$ 92,436	$(214,279)	$(121,843)	$-	$-	$(121,843)

Barclays Capital	57,107	(47,790)	9,317	-	-	9,317

JP Morgan Chase Bank	350,357	(99,440)	250,917	-	-	250,917

STANDARD CHARTERED BANK	16,767	-	16,767	-	-	16,767

UBS	83,662	(56,820)	26,842	-	-	26,842

Total	$ 600,329	$(418,329)	$182,000	$-	$-	$182,000

Effect of Derivative Investments for the six months ended June 30, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Equity Risk	Interest Rate Risk	Total

Realized Gain (Loss):

Forward foreign currency contracts	$(4,115,870)	$-	$-	$(4,115,870)

Futures contracts	-	(2,857,132)	3,413,681	556,549

Change in Net Unrealized Appreciation:
Forward foreign currency contracts	182,000	-	-	182,000

Futures contracts	-	117,810	1,366,996	1,484,806

Total	$(3,933,870)	$(2,739,322)	$4,780,677	$(1,892,515)

    The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts

Average notional value	$209,603,230	$159,900,411

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $12,026.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

18                     Invesco Active Allocation Fund

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $115,062,543 and $216,410,976, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$282,833,247

Aggregate unrealized (depreciation) of investments	(47,567,533)

Net unrealized appreciation of investments	$235,265,714

    Cost of investments for tax purposes is $1,853,133,685.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended June 30, 2020		Eleven Months Ended December 31, 2019		Year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	4,029,529	$53,333,787	7,623,284	$112,723,920	8,279,326	$119,604,327

Class B(a)	-	-	-	-	1,308	19,225

Class C	1,528,883	19,805,753	2,445,725	35,120,053	3,761,309	52,980,575

Class R	816,978	10,701,304	1,593,340	23,324,906	1,978,258	28,370,328

Class Y	269,192	3,538,669	685,665	10,255,782	1,172,064	17,257,200

Class R5(b)	-	-	700	10,000	-	-

Class R6(b)	-	-	700	10,000	-	-

Issued as reinvestment of dividends:
Class A	494	7,210	10,281,664	150,112,305	2,151,162	27,534,859

Class C	420	6,006	1,801,223	25,739,476	364,166	4,566,645

Class R	1,060	15,391	745,855	10,829,808	139,114	1,770,934

Class Y	-	-	142,312	2,107,634	32,182	417,075

Automatic conversion of Class C shares to Class A shares:
Class A	969,175	12,814,471	9,593,954	141,705,079	-	-

Class C	(992,565)	(12,814,471)	(9,828,656)	(141,705,079)	-	-

Reacquired:
Class A	(10,591,470)	(139,770,815)	(17,933,202)	(265,151,904)	(16,442,583)	(236,909,077)

Class B(a)	-	-	-	-	(837,842)	(12,209,922)

Class C	(2,433,323)	(31,192,836)	(6,497,437)	(93,519,155)	(7,012,693)	(98,687,963)

Class R	(1,024,173)	(13,638,140)	(1,817,210)	(26,649,167)	(1,922,981)	(27,629,550)

Class Y	(401,803)	(5,294,758)	(787,214)	(11,749,627)	(3,606,532)	(51,254,817)

Net increase (decrease) in share activity	(7,827,603)	$(102,488,429)	(1,949,297)	$(26,835,969)	(11,943,742)	$(174,170,161)

(a)	All outstanding Class B shares converted to Class A shares on June 1, 2018.
(b)	Commencement date after the close of business on May 24, 2019.

19                     Invesco Active Allocation Fund

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

20                     Invesco Active Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(01/01/20)	(06/30/20)[1]	Period[2]	(06/30/20)	Period[2]	Ratio
Class A	$1,000.00	$926.30	$2.25	$1,022.53	$2.36	0.47%
Class C	1,000.00	922.60	5.88	1,018.75	6.17	1.23
Class R	1,000.00	925.20	3.49	1,021.23	3.67	0.73
Class Y	1,000.00	927.40	1.10	1,023.72	1.16	0.23
Class R5	1,000.00	927.60	0.77	1,024.07	0.81	0.16
Class R6	1,000.00	927.60	0.58	1,024.27	0.60	0.12

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

21                     Invesco Active Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Active Allocation Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC, Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.

As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Oppenheimer Portfolio Series Active Allocation Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one year period, the second quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board considered that the Fund was created in connection with the Transaction and that the Fund’s performance prior to the closing of the Transaction after the close of business on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any

22                     Invesco Active Allocation Fund

applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated exchange traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.

23                     Invesco Active Allocation Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses

∎	Quarterly statements

∎	Daily confirmations

∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526	Invesco Distributors, Inc.	O-OPSAA-SAR-1

Semiannual Report to Shareholders	June 30, 2020

Invesco Balanced-Risk Retirement Funds

Invesco Balanced-Risk Retirement Now Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

2

Fund Performance

Performance summary - Invesco Balanced-Risk Retirement Now Fund
Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-2.56%
Class AX Shares	-2.45
Class C Shares	-2.82
Class CX Shares	-2.82
Class R Shares	-2.60
Class RX Shares	-2.61
Class Y Shares	-2.40
Class R5 Shares	-2.28
Class R6 Shares	-2.28
S&P 500 Index▼ (Broad Market Index)	-3.08
Custom Invesco Balanced-Risk Retirement Now Index∎ (Style-Specific Index)	0.40
Custom Invesco Balanced-Risk Allocation Broad Index∎ (Style-Specific Index)	1.88
Lipper Mixed-Asset Target Today Funds Index◆ (Peer Group Index)	0.76
Source(s):▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.; ◆Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Custom Invesco Balanced-Risk Allocation Broad Index is composed of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

The Custom Invesco Balanced-Risk Retirement Now Index is composed of the following indexes: MSCI World, Bloomberg Barclays U.S. Aggregate Bond and FTSE US 3-Month Treasury Bill Index. From January 31, 2007, to November 4, 2009, the index was composed of the Custom Independence Now Index, which included the following indexes: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs, Bloomberg Barclays U.S. Universal and U.S. 3-Month Treasury Bill Index. From November 4, 2009, through November 30, 2009, the index was composed of the following indexes: MSCI World, JP Morgan Global Government Bond and U.S. 3-Month Treasury Bill Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective. The MSCI World IndexSM is considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors. The Bloomberg Barclays U.S. Aggregate Bond Index is considered representative of the US investment grade, fixed-rate bond market. The FTSE US 3-Month Treasury Bill Index is considered representative of three-month US Treasury bills. The Russell 3000® Index is considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co. The MSCI EAFE® Index is considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors. The FTSE NAREIT Equity REITs Index is considered representative of US real estate investment trusts (REITs). The Bloomberg Barclays U.S. Universal Index is considered representative of US dollar-denominated, taxable bonds that are rated either investment grade or below investment grade. The JP Morgan Global Government Bond Index tracks the performance of fixed-rate issuances from high-income countries. The U.S. 3-Month Treasury Bill Index is tracked by Lipper to provide performance of the three-month US Treasury bill.

The Lipper Mixed-Asset Target Today Funds Index is an unmanaged index considered representative of mixed-asset target today funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

3                         Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/20, including maximum applicable sales charges

Class A Shares
Inception (1/31/07)	2.16%
10 Years	2.94
5 Years	1.35
1 Year	-5.48

Class AX Shares
Inception (6/1/10)	2.99%
10 Years	2.93
5 Years	1.35
1 Year	-5.49

Class C Shares
Inception (1/31/07)	2.03%
10 Years	2.77
5 Years	1.77
1 Year	-1.65

Class CX Shares
Inception (6/1/10)	2.81%
10 Years	2.77
5 Years	1.77
1 Year	-1.64

Class R Shares
Inception (1/31/07)	2.33%
10 Years	3.26
5 Years	2.22
1 Year	-0.14

Class RX Shares
Inception (6/1/10)	3.30%
10 Years	3.26
5 Years	2.24
1 Year	-0.28

Class Y Shares
Inception (10/3/08)	3.98%
10 Years	3.78
5 Years	2.76
1 Year	0.28

Class R5 Shares
Inception (1/31/07)	2.85%
10 Years	3.78
5 Years	2.76
1 Year	0.39

Class R6 Shares
10 Years	3.73
5 Years	2.75
1 Year	0.39

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher.

Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A and Class AX share performance reflects the maximum 5.50% sales charge, and Class C and Class CX share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C and Class CX shares is 1% for the first year after purchase. Class R, Class RX, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Balanced-Risk Retirement Now Fund Nasdaq: A: IANAX ∎ AX: VIRAX ∎ C: IANCX

CX: VIRCX ∎ R: IANRX ∎ RX: VIRRX

Y: IANYX ∎ R5: IANIX ∎ R6: IANFX

4                         Invesco Balanced-Risk Retirement Funds

Fund Performance

Performance summary - Invesco Balanced-Risk Retirement 2020 Fund
Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-2.58%
Class AX Shares	-2.58
Class C Shares	-2.97
Class CX Shares	-2.97
Class R Shares	-2.70
Class RX Shares	-2.70
Class Y Shares	-2.47
Class R5 Shares	-2.46
Class R6 Shares	-2.46
S&P 500 Index▼ (Broad Market Index)	-3.08
Custom Invesco Balanced-Risk Retirement 2020 Index∎ (Style-Specific Index)	0.32
Custom Invesco Balanced-Risk Allocation Broad Index∎ (Style-Specific Index)	1.88
Lipper Mixed-Asset Target 2020 Funds Index◆ (Peer Group Index)	-0.72
Source(s): ▼RIMES Technologies Corp.; ⬛Invesco, RIMES Technologies Corp.; ◆ Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.
The Custom Invesco Balanced-Risk Allocation Broad Index is composed of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

The Custom Invesco Balanced-Risk Retirement 2020 Index is composed of the following indexes: MSCI World, Bloomberg Barclays U.S. Aggregate Bond and U.S. 3-Month Treasury Bill Index. From January 31, 2007, to November 4, 2009, the index was composed of the Custom Independence 2020 Index, which included the following indexes: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs and Bloomberg Barclays U.S. Universal. From November 4, 2009, through November 30, 2009, the index was composed of the following indexes: MSCI World and JP Morgan Global Government Bond. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective. The MSCI World IndexSM is considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors. The Bloomberg Barclays U.S. Aggregate Bond Index is considered representative of the US investment grade, fixed-rate bond market. The Russell 3000® Index is considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co. The MSCI EAFE® Index is considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors. The FTSE NAREIT Equity REITs Index is considered representative of US real estate investment trusts (REITs). The Bloomberg Barclays U.S. Universal Index is considered representative of US dollar-denominated, taxable bonds that are rated either investment grade or below investment grade. The JP Morgan Global Government Bond Index tracks the performance of fixed-rate issuances from high-income countries. The U.S. 3-Month Treasury Bill Indexis tracked by Lipper to provide performance of the three-month US Treasury bill.

The Lipper Mixed-Asset Target 2020 Funds Index is an unmanaged index considered representative of mixed-asset target 2020 funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends,and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

5                         Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/20, including maximum applicable sales charges

Class A Shares
Inception (1/31/07)	2.78%
10 Years	4.40
5 Years	1.69
1 Year	-5.50

Class AX Shares
Inception (6/1/10)	4.49%
10 Years	4.40%
5 Years	1.69
1 Year	-5.50

Class C Shares
Inception (1/31/07)	2.64%
10 Years	4.22
5 Years	2.08
1 Year	-1.72

Class CX Shares
Inception (6/1/10)	4.29%
10 Years	4.22
5 Years	2.08
1 Year	-1.72

Class R Shares
Inception (1/31/07)	2.96%
10 Years	4.74
5 Years	2.59
1 Year	-0.19

Class RX Shares
Inception (6/1/10)	4.81%
10 Years	4.74
5 Years	2.59
1 Year	-0.19

Class Y Shares
Inception (10/3/08)	5.44%
10 Years	5.25
5 Years	3.10
1 Year	0.18

Class R5 Shares
Inception (1/31/07)	3.48%
10 Years	5.26
5 Years	3.10
1 Year	0.19

Class R6 Shares
10 Years	5.20%
5 Years	3.08
1 Year	0.18

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher.

Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A and Class AX share performance reflects the maximum 5.50% sales charge, and Class C and Class CX share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C and Class CX shares is 1% for the first year after purchase. Class R, Class RX, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Balanced-Risk Retirement 2020 Fund Nasdaq: A: AFTAX ∎ AX: VRCAX ∎ C: AFTCX CX: VRCCX ∎ R: ATFRX ∎ RX: VRCRX

Y: AFTYX ∎ R5: AFTSX ∎ R6: VRCFX

6                         Invesco Balanced-Risk Retirement Funds

Fund Performance

Performance summary - Invesco Balanced-Risk Retirement 2030 Fund
Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-4.62%
Class AX Shares	-4.62
Class C Shares	-4.95
Class CX Shares	-5.06
Class R Shares	-4.78
Class RX Shares	-4.78
Class Y Shares	-4.49
Class R5 Shares	-4.47
Class R6 Shares	-4.47
S&P 500 Index▼ (Broad Market Index)	-3.08
Custom Invesco Balanced-Risk Retirement 2030 Index⬛ (Style-Specific Index)	-0.20
Custom Invesco Balanced-Risk Allocation Broad Index⬛ (Style-Specific Index)	1.88
Lipper Mixed-Asset Target 2030 Funds Index◆ (Peer Group Index)	-0.86
Source(s): ▼RIMES Technologies Corp.; ⬛Invesco, RIMES Technologies Corp.; ◆Lipper Inc.

The S&P 500® is an unmanaged index considered representative of the US stock market.

The Custom Invesco Balanced-Risk Allocation Broad Index is composed of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

The Custom Invesco Balanced-Risk Retirement 2030 Index is composed of the following indexes: MSCI World and the Bloomberg Barclays U.S. Aggregate Bond. From January 31, 2007, to November 4, 2009, the index was composed of the Custom Independence 2030 Index, which included the following indexes: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs and Bloomberg Barclays U.S. Universal. From November 4, 2009, through November 30, 2009, the index was composed of the following indexes: MSCI World and JP Morgan Global Government Bond. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective. The MSCI World IndexSM is considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors. The Bloomberg Barclays U.S. Aggregate Bond Index is considered representative of the US investment grade, fixed-rate bond market. The Russell 3000® Index is considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co. The MSCI EAFE® Index is considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors. The FTSE NAREIT Equity REITs Index is considered representative of US real estate investment trusts (REITs). The Bloomberg Barclays U.S. Universal Index is considered representative of US dollar-denominated, taxable bonds that are rated either investment grade or below investment grade. The JP Morgan Global Government Bond Index tracks the performance of fixed-rate issuances from high-income countries.

The Lipper Mixed-Asset Target 2030 Funds Index is an unmanaged index considered representative of mixed-asset target 2030 funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

7                         Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/20, including maximum applicable sales charges

Class A Shares
Inception (1/31/07)	2.81%
10 Years	5.08
5 Years	2.42
1 Year	-6.50

Class AX Shares
Inception (6/1/10)	5.15%
10 Years	5.09
5 Years	2.42
1 Year	-6.49

Class C Shares
Inception (1/31/07)	2.68%
10 Years	4.89
5 Years	2.84
1 Year	-2.67

Class CX Shares
Inception (6/1/10)	4.96%
10 Years	4.89
5 Years	2.84
1 Year	-2.79

Class R Shares
Inception (1/31/07)	2.98%
10 Years	5.41
5 Years	3.33
1 Year	-1.29

Class RX Shares
Inception (6/1/10)	5.48%
10 Years	5.42
5 Years	3.36
1 Year	-1.29

Class Y Shares
Inception (10/3/08)	5.95%
10 Years	5.92
5 Years	3.84
1 Year	-0.79

Class R5 Shares
Inception (1/31/07)	3,51%
10 Years	5.94
5 Years	3.82
1 Year	-0.79

Class R6 Shares
10 Years	5.88%
5 Years	3.85
1 Year	-0.79

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher.

Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A and Class AX share performance reflects the maximum 5.50% sales charge, and Class C and Class CX share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C and Class CX shares is 1% for the first year after purchase. Class R, Class RX, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Balanced-Risk Retirement 2030 Fund Nasdaq:A:TNAAX ⬛ AX: VREAX ⬛ C: TNACX

CX: VRECX ⬛ R: TNARX ⬛ RX: VRERX

Y: TNAYX ⬛ R5: TNAIX ⬛ R6: TNAFX

8                         Invesco Balanced-Risk Retirement Funds

Fund Performance

Performance summary - Invesco Balanced-Risk Retirement 2040 Fund
Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-5.26%
Class AX Shares	-5.26
Class C Shares	-5.63
Class CX Shares	-5.51
Class R Shares	-5.30
Class RX Shares	-5.43
Class Y Shares	-5.10
Class R5 Shares	-5.10
Class R6 Shares	-5.10
S&P 500 Index▼ (Broad Market Index)	-3.08
Custom Invesco Balanced-Risk Retirement 2040 Index⬛ (Style-Specific Index)	-0.85
Custom Invesco Balanced-Risk Allocation Broad Index⬛ (Style-Specific Index)	1.88
Lipper Mixed-Asset Target 2040 Funds Index◆ (Peer Group Index)	-3.90
Source(s): ▼RIMES Technologies Corp.; ⬛ Invesco, RIMES Technologies Corp.; ◆ Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Custom Invesco Balanced-Risk Allocation Broad Index is composed of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

The Custom Invesco Balanced-Risk Retirement 2040 Index is composed of the following indexes: MSCI World and Bloomberg Barclays U.S. Aggregate Bond. From January 31, 2007, to November 4, 2009, the index was composed of the Custom Independence 2040 Index, which included the following indexes: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs and Bloomberg Barclays U.S. Universal. From November 4, 2009, through November 30, 2009, the index was composed of the following indexes: MSCI World and the JP Morgan Global Government Bond. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective. The MSCI World IndexSM is considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors. The Bloomberg Barclays U.S. Aggregate Bond Index is considered representative of the US investment grade, fixed-rate bond market. The Russell 3000® Index is considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co. The MSCI EAFE® Index is considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which with holds applicable taxes for non-resident investors. The FTSE NAREIT Equity REITs Index is considered representative of US real estate investment trusts (REITs). The Bloomberg Barclays U.S. Universal Index is considered representative of US dollar-denominated, taxable bonds that are rated either investment grade or below investment grade. The JP Morgan Global Government Bond Index tracks the performance of fixed-rate issuances from high-income countries.

The Lipper Mixed-Asset Target 2040 Funds Index is an unmanaged index considered representative of mixed-asset target 2040 funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

9                         Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/20, including maximum applicable sales charges

Class A Shares
Inception (1/31/07)	2.84%
10 Years	5.43
5 Years	2.92
1 Year	-6.64

Class AX Shares
Inception (6/1/10)	5.50%
10 Years	5.43
5 Years	2.92
1 Year	-6.65

Class C Shares
Inception (1/31/07)	2.69%
10 Years	5.27
5 Years	3.37
1 Year	-2.95

Class CX Shares
Inception (6/1/10)	5.33%
10 Years	5.26
5 Years	3.35
1 Year	-2.83

Class R Shares
Inception (1/31/07)	3.01%
10 Years	5.78
5 Years	3.86
1 Year	-1.49

Class RX Shares
Inception (6/1/10)	5.84%
10 Years	5.78
5 Years	3.83
1 Year	-1.49

Class Y Shares
Inception (10/3/08)	6.19%
10 Years	6.30
5 Years	4.34
1 Year	-0.98

Class R5 Shares
Inception (1/31/07)	3.52%
10 Years	6.29
5 Years	4.33
1 Year	-0.98

Class R6 Shares
10 Years	6.24%
5 Years	4.33
1 Year	-0.99

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher.

Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A and Class AX share performance reflects the maximum 5.50% sales charge, and Class C and Class CX share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C and Class CX shares is 1% for the first year after purchase. Class R, Class RX, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Balanced-Risk Retirement 2040 Fund Nasdaq: A: TNDAX ⬛ AX: VRGAX ⬛ C: TNDCX

CX: VRGCX ⬛ R: TNDRX ⬛ RX: VRGRX

Y: TNDYX ⬛ R5: TNDIX ⬛ R6: TNDFX

10                         Invesco Balanced-Risk Retirement Funds

Fund Performance

Performance summary - Invesco Balanced-Risk Retirement 2050 Fund
Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-5.64%
Class AX Shares	-5.64
Class C Shares	-6.04
Class CX Shares	-6.17
Class R Shares	-5.95
Class RX Shares	-5.82
Class Y Shares	-5.61
Class R5 Shares	-5.73
Class R6 Shares	-5.59
S&P 500 Index▼ (Broad Market Index)	-3.08
Custom Invesco Balanced-Risk Retirement 2050 Index⬛ (Style-Specific Index)	-1.50
Custom Invesco Balanced-Risk Allocation Broad Index⬛ (Style-Specific Index)	1.88
Lipper Mixed-Asset Target 2050 Funds Index◆ (Peer Group Index)	-4.96
Source(s): ▼RIMES Technologies Corp.; ⬛Invesco, RIMES Technologies Corp.; ◆ Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Custom Invesco Balanced-Risk Allocation Broad Index is composed of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

The Custom Invesco Balanced-Risk Retirement 2050 Index is composed of the following indexes: MSCI World and Bloomberg Barclays U.S. Aggregate Bond. From January 31, 2007, to November 4, 2009, the index was composed of the Custom Independence 2050 Index, which included the following indexes: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs and Bloomberg Barclays U.S. Universal. From November 4, 2009, through November 30, 2009, the index was composed of the following indexes: MSCI World and JP Morgan Global Government Bond. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective. The MSCI World IndexSM is considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors. TheBloomberg Barclays U.S. Aggregate Bond Index is considered representative of the US investment grade, fixed-rate bond market. The Russell 3000® Index is considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co. The MSCI EAFE® Index is considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors. The FTSE NAREIT Equity REITs Index is considered representative of US real estate investment trusts (REITs). The Bloomberg Barclays U.S. Universal Index is considered representative of US dollar-denominated, taxable bonds that are rated either investment grade or below investment grade. The JP Morgan Global Government Bond Index tracks the performance of fixed-rate issuances from high-income countries.

The Lipper Mixed-Asset Target 2050 Funds Index is an unmanaged index considered representative of mixed-asset target 2050 funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends,and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

   11                             Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/20, including maximum applicable sales charges

Class A Shares
Inception (1/31/07)	2.91%
10 Years	5.78
5 Years	3.40
1 Year	-6.60

Class AX Shares
Inception (6/1/10)	5.87%
10 Years	5.79
5 Years	3.39
1 Year	-6.59

Class C Shares
Inception (1/31/07)	2.79%
10 Years	5.62
5 Years	3.83
1 Year	-2.90

Class CX Shares
Inception (6/1/10)	5.68%
10 Years	5.62
5 Years	3.81
1 Year	-3.04

Class R Shares
Inception (1/31/07)	3.08%
10 Years	6.13
5 Years	4.31
1 Year	-1.60

Class RX Shares
Inception (6/1/10)	6.20%
10 Years	6.14
5 Years	4.34
1 Year	-1.60

Class Y Shares
Inception (10/3/08)	6.42%
10 Years	6.65
5 Years	4.83
1 Year	-1.09

Class R5 Shares
Inception (1/31/07)	3.58%
10 Years	6.65
5 Years	4.80
1 Year	-1.09

Class R6 Shares
10 Years	6.59%
5 Years	4.82
1 Year	-1.08

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher.

Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A and Class AX share performance reflects the maximum 5.50% sales charge, and Class C and Class CX share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C and Class CX shares is 1% for the first year after purchase. Class R, Class RX, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Balanced-Risk Retirement 2050 Fund

Nasdaq: A: TNEAX ◾ AX: VRIAX ◾ C: TNECX

CX: VRICX ◾ R: TNERX ◾ RX: VRIRX

Y: TNEYX ◾ R5: TNEIX ◾ R6: TNEFX

12                         Invesco Balanced-Risk Retirement Funds

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Andrew Schlossberg

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

13                         Invesco Balanced-Risk Retirement Funds

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests in the Funds. The Board of Trustees of the Funds (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Funds’ investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Funds’ liquidity risk that takes into account, as relevant to the Funds’ liquidity risk: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; and (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Funds’ investments into categories that reflect the assessment of their relative liquidity under current market conditions. Each Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, a Fund may not acquire an investment if, immediately after the acquisition, over 15% of such Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

⬛	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Funds’ liquidity risk and was operated effectively to achieve that goal;
⬛	Each Fund’s investment strategy remained appropriate for an open-end fund;
⬛	Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
⬛	The Funds did not breach the 15% limit on Illiquid Investments; and
⬛	The Funds primarily held Highly Liquid Investments and therefore have not adopted an HLIM.

14                         Invesco Balanced-Risk Retirement Funds

Schedule of Investments

June 30, 2020

(Unaudited)

Invesco Balanced-Risk Retirement Now Fund

Schedule of Investments in Affiliated Issuers-99.95%(a)

	% of Net Assets 06/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/20	Value 06/30/20
Alternative Funds-60.85%
Invesco Balanced-Risk Allocation Fund, Class R6	60.85%	$10,859,325	$897,784	$(743,752)	$(396,444)	$(39,420)	$–	1,044,175	$10,577,493

Money Market Funds-39.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(b)	23.46%	4,345,662	1,556,675	(1,824,477)	–	–	15,402	4,077,860	4,077,860
Invesco Treasury Portfolio, Institutional Class, 0.08%(b)	15.64%	2,897,108	1,037,783	(1,216,318)	–	–	9,691	2,718,573	2,718,573
Total Money Market Funds		7,242,770	2,594,458	(3,040,795)	–	–	25,093		6,796,433
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $17,869,358)	99.95%	$18,102,095	$3,492,242	$(3,784,547)	$(396,444)	$(39,420)	$25,093		$17,373,926
OTHER ASSETS LESS LIABILITIES	0.05%								8,832
NET ASSETS	100.00%								$17,382,758
Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

Invesco Balanced-Risk Retirement 2020 Fund

Schedule of Investments in Affiliated Issuers-100.29%(a)

	% of Net Assets 06/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 06/30/20	Value 06/30/20
Alternative Funds-60.65%
Invesco Balanced-Risk Allocation Fund, Class R6	60.65%	$27,764,912	$1,961,297	$(1,200,430)	$(1,207,455)	$19,213	$–	2,698,671	$27,337,537

Money Market Funds-39.64%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(b)	23.78%	10,692,845	3,522,484	(3,495,818)	–	–	38,213	10,719,511	10,719,511
Invesco Treasury Portfolio, Institutional Class, 0.08%(b)	15.86%	7,128,563	2,348,323	(2,330,545)	–	–	24,049	7,146,341	7,146,341
Total Money Market Funds		17,821,408	5,870,807	(5,826,363)	–	–	62,262		17,865,852
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $46,731,647)	100.29%	$45,586,320	$7,832,104	$(7,026,793)	$(1,207,455)	$19,213	$62,262		$45,203,389
OTHER ASSETS LESS LIABILITIES	(0.29)%								(130,812)
NET ASSETS	100.00%								$45,072,577

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

Invesco Balanced-Risk Retirement 2030 Fund

Schedule of Investments in Affiliated Issuers-100.05%(a)

	% of Net Assets 06/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/20	Value 06/30/20
Alternative Funds-98.12%
Invesco Balanced-Risk Aggressive Allocation Fund	–	$343,919	$–	$(340,952)	$ 77,468	$ (80,435)	$–	–	$–
Invesco Balanced-Risk Allocation Fund, Class R6	98.12%	58,684,130	1,961,769	(2,344,659)	(2,525,412)	(173,501)	–	5,488,877	55,602,327
Total Alternative Funds		59,028,049	1,961,769	(2,685,611)	(2,447,944)	(253,936)	–		55,602,327

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Balanced-Risk Retirement Funds

Schedule of Investments–(continued)

Invesco Balanced-Risk Retirement 2030 Fund (continued)

Schedule of Investments in Affiliated Issuers-100.05%(a)

	% of Net Assets 06/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/20	Value 06/30/20

Money Market Funds-1.93%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(b)	1.16%	$409,359	$3,576,893	$(3,331,819)	$ –	$ –	$1,200	654,433	$654,433

Invesco Treasury Portfolio, Institutional Class, 0.08%(b)	0.77%	272,906	2,384,595	(2,221,213)	–	–	412	436,288	436,288

Total Money Market Funds		682,265	5,961,488	(5,553,032)	–	–	1,612		1,090,721

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $61,707,351)	100.05%	$59,710,314	$7,923,257	$(8,238,643)	$(2,447,944)	$(253,936)	$1,612		$56,693,048

OTHER ASSETS LESS LIABILITIES	(0.05)%								(27,140)

NET ASSETS	100.00%								$56,665,908

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

Invesco Balanced-Risk Retirement 2040 Fund

Schedule of Investments in Affiliated Issuers-100.03%(a)

	% of Net Assets 06/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/20	Value 06/30/20

Alternative Funds-99.42%
Invesco Balanced-Risk Aggressive Allocation Fund	33.15%	$14,649,843	$372,367	$(1,056,510)	$(888,387)	$(27,563)	$ –	1,765,866	$13,049,750

Invesco Balanced-Risk Allocation Fund, Class R6	66.27%	27,381,690	883,007	(938,266)	(1,196,599)	(40,201)	–	2,575,482	26,089,631

Total Alternative Funds		42,031,533	1,255,374	(1,994,776)	(2,084,986)	(67,764)	–		39,139,381

Money Market Funds-0.61%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(b)	0.37%	260,783	1,566,905	(1,682,477)	–	–	988	145,211	145,211

Invesco Treasury Portfolio, Institutional Class, 0.08%(b)	0.24%	173,855	1,044,603	(1,121,651)	–	–	227	96,807	96,807

Total Money Market Funds		434,638	2,611,508	(2,804,128)	–	–	1,215		242,018

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $47,639,100)	100.03%	$42,466,171	$3,866,882	$(4,798,904)	$(2,084,986)	$(67,764)	$1,215		$39,381,399

OTHER ASSETS LESS LIABILITIES	(0.03)%								(11,973)

NET ASSETS	100.00%								$39,369,426

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

Invesco Balanced-Risk Retirement 2050 Fund

Schedule of Investments in Affiliated Issuers-100.08%(a)

	% of Net Assets 06/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/20	Value 06/30/20

Alternative Funds-99.33%
Invesco Balanced-Risk Aggressive Allocation Fund	65.52%	$21,749,785	$339,622	$(1,801,480)	$(1,287,722)	$(150,250)	$–	2,550,738	$18,849,955

Invesco Balanced-Risk Allocation Fund, Class R6	33.81%	10,500,081	431,679	(703,473)	(458,118)	(43,429)	–	960,191	9,726,740

Total Alternative Funds		32,249,866	771,301	(2,504,953)	(1,745,840)	(193,679)	–		28,576,695

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Balanced-Risk Retirement Funds

Schedule of Investments–(continued)

Invesco Balanced-Risk Retirement 2050 Fund (continued)

Schedule of Investments in Affiliated Issuers-100.08%(a)

	% of Net Assets 06/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/20	Value 06/30/20

Money Market Funds-0.75%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(b)	0.45%	$128,322	$1,366,952	$(1,365,296)	$ –	$ –	$2,256	129,978	$129,978

Invesco Treasury Portfolio, Institutional Class, 0.08%(b)	0.30%	85,548	911,301	(910,197)	–	–	253	86,652	86,652

Total Money Market Funds		213,870	2,278,253	(2,275,493)	–	–	2,509		216,630

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $33,552,579)	100.08%	$32,463,736	$3,049,554	$(4,780,446)	$(1,745,840)	$(193,679)	$2,509		$28,793,325

OTHER ASSETS LESS LIABILITIES	(0.08)%								(22,819)

NET ASSETS	100.00%								$28,770,506

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Balanced-Risk Retirement Funds

Portfolio Composition

June 30, 2020

(Unaudited)

Invesco Balanced-Risk Retirement Now Fund

Asset Class	Risk Allocation*	% of Total Net Assets as of 06/30/20**
Equity	40.72%	26.69%
Fixed Income	37.00	40.88
Commodities	18.87	15.94
Cash	3.41	39.12
Total	100.00%	122.63%

Invesco Balanced-Risk Retirement 2020 Fund

Asset Class	Risk Allocation*	% of Total Net Assets as of 06/30/20**
Equity	40.69%	26.52%
Fixed Income	36.99	40.61
Commodities	18.86	15.84
Cash	3.46	39.52
Total	100.00%	122.49%

Invesco Balanced-Risk Retirement 2030 Fund

Asset Class	Risk Allocation*	% of Total Net Assets as of 06/30/20**
Equity	42.10%	43.00%
Fixed Income	38.27	65.86
Commodities	19.52	25.69
Cash	0.11	1.92
Total	100.00%	136.47%

Invesco Balanced-Risk Retirement 2040 Fund

Asset Class	Risk Allocation*	% of Total Net Assets as of 06/30/20**
Equity	42.14%	50.84%
Fixed Income	38.30	77.87
Commodities	19.53	30.37
Cash	0.03	0.62
Total	100.00%	159.70%

Invesco Balanced-Risk Retirement 2050 Fund

Asset Class	Risk Allocation*	% of Total Net Assets as of 06/30/20**
Equity	42.14%	57.86%
Fixed Income	38.30	88.63
Commodities	19.53	34.57
Cash	0.03	0.75
Total	100.00%	181.81%

*	Based on the expected market exposure through investments in the underlying funds.
**	Due to the use of leverage, the percentages may not equal 100%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Balanced-Risk Retirement Funds

Statements of Assets and Liabilities

June 30, 2020

(Unaudited)

	Invesco Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2050 Fund

Assets:
Investments in affiliated underlying funds, at value	$17,373,926	$45,203,389	$56,693,048	$39,381,399	$28,793,325

Receivable for:
Dividends - affiliated underlying funds	518	1,337	82	13	7

Fund shares sold	3,939	7,111	15,412	22,481	12,631

Investment for trustee deferred compensation and retirement plans	45,047	41,108	40,876	37,907	34,684

Other assets	63,287	64,199	64,000	63,391	62,984

Total assets	17,486,717	45,317,144	56,813,418	39,505,191	28,903,631

Liabilities:
Payable for:
Fund shares reacquired	545	115,032	1,777	3,131	21,123

Accrued fees to affiliates	24,671	43,564	52,632	45,900	38,394

Accrued trustees’ and officers’ fees and benefits	1,357	1,242	2,262	1,234	2,069

Accrued other operating expenses	31,407	41,648	47,970	46,520	36,034

Trustee deferred compensation and retirement plans	45,979	43,081	42,869	38,980	35,505

Total liabilities	103,959	244,567	147,510	135,765	133,125

Net assets applicable to shares outstanding	$17,382,758	$45,072,577	$56,665,908	$39,369,426	$28,770,506

Net assets consist of:
Shares of beneficial interest	$17,669,413	$47,167,468	$61,787,680	$48,535,843	$34,113,077

Distributable earnings (loss)	(286,655)	(2,094,891)	(5,121,772)	(9,166,417)	(5,342,571)

	$17,382,758	$45,072,577	$56,665,908	$39,369,426	$28,770,506

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Balanced-Risk Retirement Funds

Statements of Assets and Liabilities–(continued)

June 30, 2020

(Unaudited)

	Invesco Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2050 Fund
Net Assets:
Class A	$8,942,868	$27,737,669	$37,049,688	$24,393,089	$18,421,225
Class AX	$5,136,017	$4,788,440	$3,664,443	$1,879,717	$722,769
Class C	$1,705,471	$4,169,703	$7,547,234	$5,338,805	$3,707,207
Class CX	$59,893	$109,679	$49,415	$30,547	$116,305
Class R	$1,198,545	$4,259,189	$6,828,810	$6,840,393	$3,806,184
Class RX	$66,222	$212,215	$297,265	$67,272	$68,079
Class Y	$255,076	$3,775,134	$1,088,975	$782,200	$1,824,368
Class R5	$10,002	$11,769	$131,447	$29,207	$89,519
Class R6	$8,664	$8,779	$8,631	$8,196	$14,850

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	1,118,822	3,195,471	4,490,676	3,301,888	2,563,099
Class AX	643,444	551,642	443,691	254,845	100,441
Class C	224,682	490,321	934,846	740,787	529,757
Class CX	7,893	12,903	6,123	4,245	16,633
Class R	152,501	493,169	835,465	934,928	535,099
Class RX	8,433	24,567	36,384	9,192	9,561
Class Y	31,363	434,732	131,192	105,204	252,004
Class R5	1,231	1,347	15,787	3,922	12,359
Class R6	1,066	1,004	1,036	1,100	2,046
Class A:
Net asset value per share	$7.99	$8.68	$8.25	$7.39	$7.19
Maximum offering price per share (Net asset value ÷ 94.50%)	$8.46	$9.19	$8.73	$7.82	$7.61
Class AX:
Net asset value per share	$7.98	$8.68	$8.26	$7.38	$7.20
Maximum offering price per share (Net asset value ÷ 94.50%)	$8.44	$9.19	$8.74	$7.81	$7.62
Class C:
Net asset value and offering price per share	$7.59	$8.50	$8.07	$7.21	$7.00
Class CX:
Net asset value and offering price per share	$7.59	$8.50	$8.07	$7.20	$6.99
Class R:
Net asset value and offering price per share	$7.86	$8.64	$8.17	$7.32	$7.11
Class RX:
Net asset value and offering price per share	$7.85	$8.64	$8.17	$7.32	$7.12
Class Y:
Net asset value and offering price per share	$8.13	$8.68	$8.30	$7.44	$7.24
Class R5:
Net asset value and offering price per share	$8.13	$8.74	$8.33	$7.45	$7.24
Class R6:
Net asset value and offering price per share	$8.13	$8.74	$8.33	$7.45	$7.26
Cost of Investments in affiliated underlying funds	$17,869,358	$46,731,647	$61,707,351	$47,639,100	$33,552,579

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Balanced-Risk Retirement Funds

Statements of Operations

For the six months ended June 30, 2020

(Unaudited)

	Invesco Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2050 Fund

Investment income:
Dividends from affiliated underlying funds	$25,093	$62,262	$1,612	$1,215	$2,509

Expenses:
Administrative services fees	1,285	3,163	3,929	2,796	2,129

Custodian fees	720	745	732	718	613

Distribution fees:
Class A	10,474	34,536	44,253	29,898	22,442

Class AX	6,773	6,055	4,617	2,339	885

Class C	9,438	20,033	37,317	26,661	18,505

Class CX	531	1,014	364	211	578

Class R	3,024	10,549	17,468	16,788	10,397

Class RX	168	523	749	223	144

Transfer agent fees – A, AX, C, CX, R, RX and Y	17,041	41,461	58,034	50,811	50,785

Transfer agent fees – R5	5	6	29	13	33

Transfer agent fees – R6	4	4	2	4	7

Trustees’ and officers’ fees and benefits	6,832	6,639	7,810	6,623	7,584

Registration and filing fees	47,386	48,310	48,714	47,998	47,858

Reports to shareholders	9,479	12,925	12,479	11,393	10,359

Professional services fees	18,854	16,129	20,101	19,839	16,979

Other	9,607	10,390	11,053	10,295	10,271

Total expenses	141,621	212,482	267,651	226,610	199,569

Less: Expenses reimbursed and/or expense offset arrangement(s)	(111,212)	(139,772)	(162,883)	(150,489)	(146,618)

Net expenses	30,409	72,710	104,768	76,121	52,951

Net investment income (loss)	(5,316)	(10,448)	(103,156)	(74,906)	(50,442)

Realized and unrealized gain (loss) from:
Net realized gain (loss) on sales of affiliated underlying fund shares	(39,420)	19,213	(253,936)	(67,764)	(193,679)

Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	(396,444)	(1,207,455)	(2,447,944)	(2,084,986)	(1,745,840)

Net realized and unrealized gain (loss)	(435,864)	(1,188,242)	(2,701,880)	(2,152,750)	(1,939,519)

Net increase (decrease) in net assets resulting from operations	$(441,180)	$(1,198,690)	$(2,805,036)	$(2,227,656)	$(1,989,961)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Balanced-Risk Retirement Funds

Statements of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	Invesco Balanced-Risk Retirement Now Fund		Invesco Balanced-Risk Retirement 2020 Fund
	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019
Operations:
Net investment income (loss)	$(5,316)	$ 757,090	$(10,448)	$ 1,900,926

Net realized gain (loss)	(39,420)	537,451	19,213	1,408,148

Change in net unrealized appreciation (depreciation)	(396,444)	402,945	(1,207,455)	1,068,456

Net increase (decrease) in net assets resulting from operations	(441,180)	1,697,486	(1,198,690)	4,377,530

Distributions to shareholders from distributable earnings:
Class A	–	(460,586)	–	(1,451,734)

Class AX	–	(331,956)	–	(254,380)

Class C	–	(112,013)	–	(163,137)

Class CX	–	(15,111)	–	(16,176)

Class R	–	(53,044)	–	(201,097)

Class RX	–	(3,832)	–	(9,677)

Class Y	–	(12,803)	–	(103,165)

Class R5	–	(593)	–	(686)

Class R6	–	(517)	–	(512)

Total distributions from distributable earnings	–	(990,455)	–	(2,200,564)

Share transactions–net:
Class A	751,257	(96,372)	(1,070,373)	376,056

Class AX	(783,860)	(282,787)	(253,185)	(203,147)

Class C	(328,151)	(273,437)	146,285	(1,338,347)

Class CX	(168,258)	(501,930)	(265,030)	(615,076)

Class R	(164,297)	(41,812)	68,750	(523,639)

Class RX	(2,434)	(10,546)	1,120	(66,759)

Class Y	29,213	20,811	1,911,605	(126,446)

Class R5	–	(92,456)	–	(635,648)

Class R6	–	–	–	(73,226)

Net increase (decrease) in net assets resulting from share transactions	(666,530)	(1,278,529)	539,172	(3,206,232)

Net increase (decrease) in net assets	(1,107,710)	(571,498)	(659,518)	(1,029,266)

Net assets:
Beginning of period	18,490,468	19,061,966	45,732,095	46,761,361

End of period	$17,382,758	$18,490,468	$45,072,577	$45,732,095

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Balanced-Risk Retirement Funds

Statements of Changes in Net Assets–(continued)

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	Invesco Balanced-Risk Retirement 2030 Fund		Invesco Balanced-Risk Retirement 2040 Fund
	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019
Operations: Net investment income (loss)	$(103,156)	$ 3,413,608	$(74,906)	$ 2,700,045
Net realized gain (loss)	(253,936)	2,365,707	(67,764)	1,976,350
Change in net unrealized appreciation (depreciation)	(2,447,944)	1,945,044	(2,084,986)	1,743,671
Net increase (decrease) in net assets resulting from operations	(2,805,036)	7,724,359	(2,227,656)	6,420,066

Distributions to shareholders from distributable earnings:
Class A	–	(1,695,191)	–	(1,497,325)
Class AX	–	(180,994)	–	(122,173)
Class C	–	(315,576)	–	(305,368)
Class CX	–	(6,046)	–	(3,221)
Class R	–	(334,710)	–	(412,015)
Class RX	–	(13,509)	–	(6,283)
Class Y	–	(49,189)	–	(52,466)
Class R5	–	(6,501)	–	(1,655)
Class R6	–	(446)	–	(548)
Total distributions from distributable earnings	–	(2,602,162)	–	(2,401,054)

Share transactions–net:
Class A	628,088	3,740,084	(300,782)	286,217
Class AX	(184,335)	164,440	(120,329)	50,243
Class C	(285,338)	(2,148,505)	(197,884)	(633,825)
Class CX	(55,633)	(421,361)	(24,900)	(123,998)
Class R	(651,706)	665,355	(98,097)	108,807
Class RX	(2,253)	(98,387)	(40,434)	(90,396)
Class Y	54,551	234,143	(50,128)	76,857
Class R5	–	(648,861)	3,484	(268,008)
Class R6	–	–	–	–
Net increase (decrease) in net assets resulting from share transactions	(496,626)	1,486,908	(829,070)	(594,103)
Net increase (decrease) in net assets	(3,301,662)	6,609,105	(3,056,726)	3,424,909

Net assets:
Beginning of period	59,967,570	53,358,465	42,426,152	39,001,243
End of period	$56,665,908	$59,967,570	$39,369,426	$42,426,152

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Balanced-Risk Retirement Funds

Statements of Changes in Net Assets–(continued)

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	Invesco Balanced-Risk Retirement 2050 Fund

	June 30, 2020	December 31, 2019

Operations:
Net investment income (loss)	$(50,442)	$ 2,304,239
Net realized gain (loss)	(193,679)	1,550,346
Change in net unrealized appreciation (depreciation)	(1,745,840)	1,464,034
Net increase (decrease) in net assets resulting from operations	(1,989,961)	5,318,619

Distributions to shareholders from distributable earnings:
Class A	–	(1,274,595)
Class AX	–	(52,939)
Class C	–	(255,833)
Class CX	–	(7,966)
Class R	–	(295,552)
Class RX	–	(4,073)
Class Y	–	(204,197)
Class R5	–	(4,272)
Class R6	–	(1,057)
Total distributions from distributable earnings	–	(2,100,484)

Share transactions–net:
Class A	(170,364)	1,119,582
Class AX	(38,749)	3,836
Class C	(179,658)	(723,869)
Class CX	(4,121)	(14,138)
Class R	(447,462)	(200,496)
Class RX	11,104	(6,147)
Class Y	(954,513)	179,298
Class R5	28,830	(95,379)
Class R6	697	3,505
Net increase (decrease) in net assets resulting from share transactions	(1,754,236)	266,192
Net increase (decrease) in net assets	(3,744,197)	3,484,327

Net assets:
Beginning of period	32,514,703	29,030,376
End of period	$28,770,506	$32,514,703

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Balanced-Risk Retirement Funds

Financial Highlights

(Unaudited)

The following schedules present financial highlights for a share of each Fund outstanding throughout the periods indicated.

Invesco Balanced-Risk Retirement Now Fund

	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/20	$8.20	$ 0.00	$(0.21)	$(0.21)	$ –	$ –	$ –	$7.99	(2.56)%	$ 8,943	0.25	%(f)	1.54	%(f)	0.04	%(f)	7%
Year ended 12/31/19	7.91	0.35	0.41	0.76	(0.44)	(0.03)	(0.47)	8.20	9.64	8,351	0.25		1.49		4.15		11
Year ended 12/31/18	8.47	0.04	(0.35)	(0.31)	(0.03)	(0.22)	(0.25)	7.91	(3.70)	8,151	0.25		1.64		0.43		1
Year ended 12/31/17	8.26	0.00	0.50	0.50	(0.16)	(0.13)	(0.29)	8.47	6.11	10,053	0.25		1.50		0.05		10
Year ended 12/31/16	8.11	0.19	0.36	0.55	(0.29)	(0.11)	(0.40)	8.26	6.74	10,130	0.25		1.32		2.20		10
Year ended 12/31/15	8.77	0.12	(0.37)	(0.25)	(0.24)	(0.17)	(0.41)	8.11	(2.81)	10,366	0.25		1.11		1.39		19
Class AX
Six months ended 06/30/20	8.18	0.00	(0.20)	(0.20)	–	–	–	7.98	(2.45)	5,136	0.25	(f)	1.54	(f)	0.04	(f)	7
Year ended 12/31/19	7.90	0.35	0.40	0.75	(0.44)	(0.03)	(0.47)	8.18	9.51	6,079	0.25		1.49		4.15		11
Year ended 12/31/18	8.45	0.04	(0.34)	(0.30)	(0.03)	(0.22)	(0.25)	7.90	(3.59)	6,124	0.25		1.64		0.43		1
Year ended 12/31/17	8.25	0.00	0.49	0.49	(0.16)	(0.13)	(0.29)	8.45	5.99	7,608	0.25		1.50		0.05		10
Year ended 12/31/16	8.10	0.18	0.37	0.55	(0.29)	(0.11)	(0.40)	8.25	6.75	8,641	0.25		1.32		2.20		10
Year ended 12/31/15	8.76	0.12	(0.37)	(0.25)	(0.24)	(0.17)	(0.41)	8.10	(2.82)	9,283	0.25		1.11		1.39		19
Class C
Six months ended 06/30/20	7.81	(0.03)	(0.19)	(0.22)	–	–	–	7.59	(2.82)	1,705	1.00	(f)	2.29	(f)	(0.71	)(f)	7
Year ended 12/31/19	7.59	0.27	0.39	0.66	(0.41)	(0.03)	(0.44)	7.81	8.63	2,110	1.00		2.24		3.40		11
Year ended 12/31/18	8.17	(0.03)	(0.32)	(0.35)	(0.01)	(0.22)	(0.23)	7.59	(4.27)	2,314	1.00		2.39		(0.32)		1
Year ended 12/31/17	8.02	(0.06)	0.48	0.42	(0.14)	(0.13)	(0.27)	8.17	5.27	3,423	1.00		2.25		(0.70)		10
Year ended 12/31/16	7.89	0.12	0.37	0.49	(0.25)	(0.11)	(0.36)	8.02	6.16	3,522	1.00		2.07		1.45		10
Year ended 12/31/15	8.58	0.05	(0.37)	(0.32)	(0.20)	(0.17)	(0.37)	7.89	(3.67)	3,799	1.00		1.86		0.64		19
Class CX
Six months ended 06/30/20	7.81	(0.03)	(0.19)	(0.22)	–	–	–	7.59	(2.82)	60	1.00	(f)	2.29	(f)	(0.71	)(f)	7
Year ended 12/31/19	7.58	0.27	0.40	0.67	(0.41)	(0.03)	(0.44)	7.81	8.78	235	1.00		2.24		3.40		11
Year ended 12/31/18	8.17	(0.03)	(0.33)	(0.36)	(0.01)	(0.22)	(0.23)	7.58	(4.40)	707	1.00		2.39		(0.32)		1
Year ended 12/31/17	8.01	(0.06)	0.49	0.43	(0.14)	(0.13)	(0.27)	8.17	5.40	1,121	1.00		2.25		(0.70)		10
Year ended 12/31/16	7.89	0.12	0.36	0.48	(0.25)	(0.11)	(0.36)	8.01	6.03	1,638	1.00		2.07		1.45		10
Year ended 12/31/15	8.57	0.05	(0.36)	(0.31)	(0.20)	(0.17)	(0.37)	7.89	(3.55)	2,281	1.00		1.86		0.64		19
Class R
Six months ended 06/30/20	8.07	(0.01)	(0.20)	(0.21)	–	–	–	7.86	(2.60)	1,199	0.50	(f)	1.79	(f)	(0.21	)(f)	7
Year ended 12/31/19	7.81	0.32	0.40	0.72	(0.43)	(0.03)	(0.46)	8.07	9.22	1,394	0.50		1.74		3.90		11
Year ended 12/31/18	8.37	0.01	(0.33)	(0.32)	(0.02)	(0.22)	(0.24)	7.81	(3.81)	1,374	0.50		1.89		0.18		1
Year ended 12/31/17	8.18	(0.02)	0.49	0.47	(0.15)	(0.13)	(0.28)	8.37	5.84	1,374	0.50		1.75		(0.20)		10
Year ended 12/31/16	8.05	0.16	0.35	0.51	(0.27)	(0.11)	(0.38)	8.18	6.37	1,732	0.50		1.57		1.95		10
Year ended 12/31/15	8.72	0.10	(0.37)	(0.27)	(0.23)	(0.17)	(0.40)	8.05	(3.08)	1,442	0.50		1.36		1.14		19
Class RX
Six months ended 06/30/20	8.06	(0.01)	(0.20)	(0.21)	–	–	–	7.85	(2.61)	66	0.50	(f)	1.79	(f)	(0.21	)(f)	7
Year ended 12/31/19	7.80	0.32	0.40	0.72	(0.43)	(0.03)	(0.46)	8.06	9.22	71	0.50		1.74		3.90		11
Year ended 12/31/18	8.36	0.01	(0.33)	(0.32)	(0.02)	(0.22)	(0.24)	7.80	(3.81)	78	0.50		1.89		0.18		1
Year ended 12/31/17	8.17	(0.02)	0.49	0.47	(0.15)	(0.13)	(0.28)	8.36	5.84	87	0.50		1.75		(0.20)		10
Year ended 12/31/16	8.04	0.15	0.36	0.51	(0.27)	(0.11)	(0.38)	8.17	6.38	67	0.50		1.57		1.95		10
Year ended 12/31/15	8.71	0.10	(0.37)	(0.27)	(0.23)	(0.17)	(0.40)	8.04	(3.09)	189	0.50		1.36		1.14		19
Class Y
Six months ended 06/30/20	8.33	0.01	(0.21)	(0.20)	–	–	–	8.13	(2.40)	255	0.00	(f)	1.29	(f)	0.29	(f)	7
Year ended 12/31/19	8.03	0.37	0.42	0.79	(0.46)	(0.03)	(0.49)	8.33	9.78	232	0.00		1.24		4.40		11
Year ended 12/31/18	8.57	0.06	(0.35)	(0.29)	(0.03)	(0.22)	(0.25)	8.03	(3.36)	203	0.00		1.39		0.68		1
Year ended 12/31/17	8.33	0.03	0.51	0.54	(0.17)	(0.13)	(0.30)	8.57	6.51	306	0.00		1.25		0.30		10
Year ended 12/31/16	8.18	0.20	0.36	0.56	(0.30)	(0.11)	(0.41)	8.33	6.85	460	0.00		1.07		2.45		10
Year ended 12/31/15	8.84	0.14	(0.38)	(0.24)	(0.25)	(0.17)	(0.42)	8.18	(2.64)	1,442	0.00		0.86		1.64		19
Class R5
Six months ended 06/30/20	8.32	0.01	(0.20)	(0.19)	–	–	–	8.13	(2.28)	10	0.00	(f)	1.19	(f)	0.29	(f)	7
Year ended 12/31/19	8.02	0.37	0.42	0.79	(0.46)	(0.03)	(0.49)	8.32	9.78	10	0.00		1.13		4.40		11
Year ended 12/31/18	8.56	0.06	(0.35)	(0.29)	(0.03)	(0.22)	(0.25)	8.02	(3.36)	102	0.00		1.31		0.68		1
Year ended 12/31/17	8.33	0.03	0.50	0.53	(0.17)	(0.13)	(0.30)	8.56	6.39	124	0.00		1.16		0.30		10
Year ended 12/31/16	8.18	0.20	0.36	0.56	(0.30)	(0.11)	(0.41)	8.33	6.85	139	0.00		0.98		2.45		10
Year ended 12/31/15	8.84	0.14	(0.38)	(0.24)	(0.25)	(0.17)	(0.42)	8.18	(2.64)	3,141	0.00		0.77		1.64		19

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Balanced-Risk Retirement Funds

Financial Highlights–(continued)

(Unaudited)

	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets(b)		Portfolio turnover (e)
Class R6
Six months ended 06/30/20	$8.32	$0.01	$(0.20)	$(0.19)	$ –	$ –	$ –	$8.13	(2.28)%	$ 9	0.00	%(f)	1.19	%(f)	0.29	%(f)	7%
Year ended 12/31/19	8.02	0.37	0.42	0.79	(0.46)	(0.03)	(0.49)	8.32	9.78	9	0.00		1.12		4.40		11
Year ended 12/31/18	8.56	0.06	(0.35)	(0.29)	(0.03)	(0.22)	(0.25)	8.02	(3.36)	9	0.00		1.26		0.68		1
Year ended 12/31/17	8.33	0.03	0.50	0.53	(0.17)	(0.13)	(0.30)	8.56	6.39	644	0.00		1.10		0.30		10
Year ended 12/31/16	8.18	0.20	0.36	0.56	(0.30)	(0.11)	(0.41)	8.33	6.85	574	0.00		0.93		2.45		10
Year ended 12/31/15	8.84	0.14	(0.38)	(0.24)	(0.25)	(0.17)	(0.42)	8.18	(2.64)	416	0.00		0.69		1.64		19

(a)	Calculated using average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.59%, 0.59%, 0.58%, 0.58%, 0.56% and 0.56% for the six months ended June 30, 2020 and for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $8,427, $5,448, $1,898, $106, $1,216, $68, $243 , $10 and $9 for Class A, Class AX, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.

Invesco Balanced-Risk Retirement 2020 Fund

	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/20	$8.91	$ 0.00	$(0.23)	$(0.23)	$ –	$ –	$ –	$8.68	(2.58)%	$27,738	0.25	%(f)	0.90	%(f)	0.04	%(f)	5%
Year ended 12/31/19	8.52	0.38	0.47	0.85	(0.46)	–	(0.46)	8.91	9.99	29,571	0.25		0.88		4.21		10
Year ended 12/31/18	9.05	0.03	(0.41)	(0.38)	(0.15)	–	(0.15)	8.52	(4.20)	27,882	0.25		0.94		0.30		0
Year ended 12/31/17	8.69	(0.00)	0.63	0.63	(0.27)	–	(0.27)	9.05	7.24	36,409	0.25		0.88		(0.04)		6
Year ended 12/31/16	8.25	0.23	0.50	0.73	(0.24)	(0.05)	(0.29)	8.69	8.77	38,580	0.25		0.82		2.67		11
Year ended 12/31/15	9.11	0.17	(0.52)	(0.35)	(0.31)	(0.20)	(0.51)	8.25	(3.79)	38,164	0.25		0.69		1.92		12
Class AX
Six months ended 06/30/20	8.91	0.00	(0.23)	(0.23)	–	–	–	8.68	(2.58)	4,788	0.25	(f)	0.90	(f)	0.04	(f)	5
Year ended 12/31/19	8.52	0.38	0.47	0.85	(0.46)	–	(0.46)	8.91	9.99	5,184	0.25		0.88		4.21		10
Year ended 12/31/18	9.05	0.03	(0.41)	(0.38)	(0.15)	–	(0.15)	8.52	(4.20)	5,157	0.25		0.94		0.30		0
Year ended 12/31/17	8.69	0.00	0.63	0.63	(0.27)	–	(0.27)	9.05	7.24	6,510	0.25		0.88		(0.04)		6
Year ended 12/31/16	8.25	0.23	0.50	0.73	(0.24)	(0.05)	(0.29)	8.69	8.77	7,220	0.25		0.82		2.67		11
Year ended 12/31/15	9.10	0.17	(0.51)	(0.34)	(0.31)	(0.20)	(0.51)	8.25	(3.69)	7,802	0.25		0.69		1.92		12
Class C
Six months ended 06/30/20	8.76	(0.03)	(0.23)	(0.26)	–	–	–	8.50	(2.97)	4,170	1.00	(f)	1.65	(f)	(0.71	)(f)	5
Year ended 12/31/19	8.35	0.31	0.46	0.77	(0.36)	–	(0.36)	8.76	9.24	4,142	1.00		1.63		3.46		10
Year ended 12/31/18	8.94	(0.04)	(0.40)	(0.44)	(0.15)	–	(0.15)	8.35	(4.93)	5,242	1.00		1.69		(0.45)		0
Year ended 12/31/17	8.59	(0.07)	0.61	0.54	(0.19)	–	(0.19)	8.94	6.35	7,345	1.00		1.63		(0.79)		6
Year ended 12/31/16	8.15	0.16	0.50	0.66	(0.17)	(0.05)	(0.22)	8.59	8.01	7,798	1.00		1.57		1.92		11
Year ended 12/31/15	8.98	0.10	(0.50)	(0.40)	(0.23)	(0.20)	(0.43)	8.15	(4.37)	8,032	1.00		1.44		1.17		12
Class CX
Six months ended 06/30/20	8.76	(0.03)	(0.23)	(0.26)	–	–	–	8.50	(2.97)	110	1.00	(f)	1.65	(f)	(0.71	)(f)	5
Year ended 12/31/19	8.35	0.30	0.47	0.77	(0.36)	–	(0.36)	8.76	9.25	386	1.00		1.63		3.46		10
Year ended 12/31/18	8.94	(0.04)	(0.40)	(0.44)	(0.15)	–	(0.15)	8.35	(4.93)	950	1.00		1.69		(0.45)		0
Year ended 12/31/17	8.58	(0.07)	0.62	0.55	(0.19)	–	(0.19)	8.94	6.48	1,138	1.00		1.63		(0.79)		6
Year ended 12/31/16	8.15	0.16	0.49	0.65	(0.17)	(0.05)	(0.22)	8.58	7.89	1,466	1.00		1.57		1.92		11
Year ended 12/31/15	8.99	0.10	(0.51)	(0.41)	(0.23)	(0.20)	(0.43)	8.15	(4.48)	2,124	1.00		1.44		1.17		12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Balanced-Risk Retirement Funds

Financial Highlights–(continued)

(Unaudited)

	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets(b)		Portfolio turnover (e)
Class R
Six months ended 06/30/20	$8.88	$(0.01)	$(0.23)	$(0.24)	$ –	$ –	$ –	$8.64	(2.70)%	$ 4,259	0.50	%(f)	1.15	%(f)	(0.21	)%(f)	5%
Year ended 12/31/19	8.46	0.36	0.47	0.83	(0.41)	–	(0.41)	8.88	9.86	4,312	0.50		1.13		3.96		10
Year ended 12/31/18	9.01	0.00	(0.40)	(0.40)	(0.15)	–	(0.15)	8.46	(4.44)	4,607	0.50		1.19		0.05		0
Year ended 12/31/17	8.65	(0.03)	0.63	0.60	(0.24)	–	(0.24)	9.01	6.99	7,006	0.50		1.13		(0.29)		6
Year ended 12/31/16	8.22	0.20	0.49	0.69	(0.21)	(0.05)	(0.26)	8.65	8.40	7,083	0.50		1.07		2.42		11
Year ended 12/31/15	9.07	0.15	(0.51)	(0.36)	(0.29)	(0.20)	(0.49)	8.22	(3.98)	6,047	0.50		0.94		1.67		12
Class RX
Six months ended 06/30/20	8.88	(0.01)	(0.23)	(0.24)	–	–	–	8.64	(2.70)	212	0.50	(f)	1.15	(f)	(0.21	)(f)	5
Year ended 12/31/19	8.47	0.35	0.47	0.82	(0.41)	–	(0.41)	8.88	9.73	217	0.50		1.13		3.96		10
Year ended 12/31/18	9.01	0.00	(0.39)	(0.39)	(0.15)	–	(0.15)	8.47	(4.33)	272	0.50		1.19		0.05		0
Year ended 12/31/17	8.66	(0.03)	0.62	0.59	(0.24)	–	(0.24)	9.01	6.87	423	0.50		1.13		(0.29)		6
Year ended 12/31/16	8.22	0.21	0.49	0.70	(0.21)	(0.05)	(0.26)	8.66	8.52	419	0.50		1.07		2.42		11
Year ended 12/31/15	9.07	0.15	(0.51)	(0.36)	(0.29)	(0.20)	(0.49)	8.22	(3.98)	545	0.50		0.94		1.67		12
Class Y
Six months ended 06/30/20	8.90	0.01	(0.23)	(0.22)	–	–	–	8.68	(2.47)	3,775	0.00	(f)	0.65	(f)	0.29	(f)	5
Year ended 12/31/19	8.54	0.40	0.47	0.87	(0.51)	–	(0.51)	8.90	10.18	1,899	0.00		0.63		4.46		10
Year ended 12/31/18	9.04	0.05	(0.40)	(0.35)	(0.15)	–	(0.15)	8.54	(3.88)	1,935	0.00		0.69		0.55		0
Year ended 12/31/17	8.68	0.02	0.63	0.65	(0.29)	–	(0.29)	9.04	7.52	1,921	0.00		0.63		0.21		6
Year ended 12/31/16	8.25	0.25	0.49	0.74	(0.26)	(0.05)	(0.31)	8.68	8.92	3,583	0.00		0.57		2.92		11
Year ended 12/31/15	9.10	0.20	(0.51)	(0.31)	(0.34)	(0.20)	(0.54)	8.25	(3.40)	5,502	0.00		0.44		2.17		12
Class R5
Six months ended 06/30/20	8.96	0.01	(0.23)	(0.22)	–	–	–	8.74	(2.46)	12	0.00	(f)	0.56	(f)	0.29	(f)	5
Year ended 12/31/19	8.59	0.39	0.49	0.88	(0.51)	–	(0.51)	8.96	10.24	12	0.00		0.54		4.46		10
Year ended 12/31/18	9.09	0.05	(0.40)	(0.35)	(0.15)	–	(0.15)	8.59	(3.85)	641	0.00		0.60		0.55		0
Year ended 12/31/17	8.73	0.02	0.63	0.65	(0.29)	–	(0.29)	9.09	7.48	728	0.00		0.54		0.21		6
Year ended 12/31/16	8.29	0.24	0.51	0.75	(0.26)	(0.05)	(0.31)	8.73	9.00	1,194	0.00		0.47		2.92		11
Year ended 12/31/15	9.15	0.20	(0.52)	(0.32)	(0.34)	(0.20)	(0.54)	8.29	(3.50)	27,809	0.00		0.34		2.17		12
Class R6
Six months ended 06/30/20	8.96	0.01	(0.23)	(0.22)	–	–	–	8.74	(2.46)	9	0.00	(f)	0.56	(f)	0.29	(f)	5
Year ended 12/31/19	8.59	0.40	0.48	0.88	(0.51)	–	(0.51)	8.96	10.23	9	0.00		0.52		4.46		10
Year ended 12/31/18	9.10	0.05	(0.41)	(0.36)	(0.15)	–	(0.15)	8.59	(3.96)	77	0.00		0.52		0.55		0
Year ended 12/31/17	8.74	0.02	0.63	0.65	(0.29)	–	(0.29)	9.10	7.47	3,014	0.00		0.45		0.21		6
Year ended 12/31/16	8.30	0.26	0.49	0.75	(0.26)	(0.05)	(0.31)	8.74	8.99	1,545	0.00		0.38		2.92		11
Year ended 12/31/15	9.16	0.20	(0.52)	(0.32)	(0.34)	(0.20)	(0.54)	8.30	(3.49)	1,303	0.00		0.24		2.17		12

(a)	Calculated using average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.61%. 0.61%, 0.64%, 0.66%, 0.66% and 0.70% for the six months ended June 30, 2020 and for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $27,781, $4,871, $4,029, $204, $4,243, $210, $2,062 , $12 and $9 for Class A,Class AX, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco Balanced-Risk Retirement Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Balanced-Risk Retirement 2030 Fund

	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/20	$8.65	$(0.01)	$(0.39)	$(0.40)	$ –	$ –	$ –	$8.25	(4.62)%	$37,050	0.25	%(f)	0.84	%(f)	(0.24	)%(f)	4%
Year ended 12/31/19	7.88	0.53	0.65	1.18	(0.41)	–	(0.41)	8.65	14.95	38,131	0.25		0.83		6.18		11
Year ended 12/31/18	8.71	(0.02)	(0.60)	(0.62)	(0.21)	–	(0.21)	7.88	(7.09)	31,241	0.25		0.91		(0.24)		3
Year ended 12/31/17	8.14	(0.02)	0.85	0.83	(0.26)	–	(0.26)	8.71	10.20	41,546	0.25		0.85		(0.25)		9
Year ended 12/31/16	7.67	0.32	0.61	0.93	(0.40)	(0.06)	(0.46)	8.14	12.09	43,528	0.25		0.81		3.86		11
Year ended 12/31/15	8.79	0.24	(0.69)	(0.45)	(0.40)	(0.27)	(0.67)	7.67	(5.03)	40,600	0.25		0.69		2.74		17
Class AX
Six months ended 06/30/20	8.66	(0.01)	(0.39)	(0.40)	–	–	–	8.26	(4.62)	3,664	0.25	(f)	0.84	(f)	(0.24	)(f)	4
Year ended 12/31/19	7.89	0.53	0.65	1.18	(0.41)	–	(0.41)	8.66	14.93	4,046	0.25		0.83		6.18		11
Year ended 12/31/18	8.72	(0.02)	(0.60)	(0.62)	(0.21)	–	(0.21)	7.89	(7.08)	3,543	0.25		0.91		(0.24)		3
Year ended 12/31/17	8.14	(0.02)	0.86	0.84	(0.26)	–	(0.26)	8.72	10.33	4,629	0.25		0.85		(0.25)		9
Year ended 12/31/16	7.69	0.31	0.60	0.91	(0.40)	(0.06)	(0.46)	8.14	11.80	5,545	0.25		0.81		3.86		11
Year ended 12/31/15	8.80	0.24	(0.68)	(0.44)	(0.40)	(0.27)	(0.67)	7.69	(4.90)	5,767	0.25		0.69		2.74		17
Class C
Six months ended 06/30/20	8.49	(0.04)	(0.38)	(0.42)	–	–	–	8.07	(4.95)	7,547	1.00	(f)	1.59	(f)	(0.99	)(f)	4
Year ended 12/31/19	7.74	0.46	0.63	1.09	(0.34)	–	(0.34)	8.49	14.08	8,234	1.00		1.58		5.43		11
Year ended 12/31/18	8.62	(0.08)	(0.59)	(0.67)	(0.21)	–	(0.21)	7.74	(7.74)	9,562	1.00		1.66		(0.99)		3
Year ended 12/31/17	8.06	(0.08)	0.83	0.75	(0.19)	–	(0.19)	8.62	9.34	11,936	1.00		1.60		(1.00)		9
Year ended 12/31/16	7.59	0.25	0.61	0.86	(0.33)	(0.06)	(0.39)	8.06	11.33	11,502	1.00		1.56		3.11		11
Year ended 12/31/15	8.69	0.17	(0.67)	(0.50)	(0.33)	(0.27)	(0.60)	7.59	(5.66)	12,119	1.00		1.44		1.99		17
Class CX
Six months ended 06/30/20	8.50	(0.04)	(0.39)	(0.43)	–	–	–	8.07	(5.06)	49	1.00	(f)	1.59	(f)	(0.99	)(f)	4
Year ended 12/31/19	7.74	0.45	0.65	1.10	(0.34)	–	(0.34)	8.50	14.21	112	1.00		1.58		5.43		11
Year ended 12/31/18	8.63	(0.08)	(0.60)	(0.68)	(0.21)	–	(0.21)	7.74	(7.85)	490	1.00		1.66		(0.99)		3
Year ended 12/31/17	8.06	(0.08)	0.84	0.76	(0.19)	–	(0.19)	8.63	9.47	724	1.00		1.60		(1.00)		9
Year ended 12/31/16	7.59	0.25	0.61	0.86	(0.33)	(0.06)	(0.39)	8.06	11.33	801	1.00		1.56		3.11		11
Year ended 12/31/15	8.69	0.17	(0.67)	(0.50)	(0.33)	(0.27)	(0.60)	7.59	(5.66)	1,111	1.00		1.44		1.99		17
Class R
Six months ended 06/30/20	8.58	(0.02)	(0.39)	(0.41)	–	–	–	8.17	(4.78)	6,829	0.50	(f)	1.09	(f)	(0.49	)(f)	4
Year ended 12/31/19	7.82	0.51	0.64	1.15	(0.39)	–	(0.39)	8.58	14.66	7,887	0.50		1.08		5.93		11
Year ended 12/31/18	8.67	(0.04)	(0.60)	(0.64)	(0.21)	–	(0.21)	7.82	(7.35)	6,597	0.50		1.16		(0.49)		3
Year ended 12/31/17	8.10	(0.04)	0.84	0.80	(0.23)	–	(0.23)	8.67	9.97	8,538	0.50		1.10		(0.50)		9
Year ended 12/31/16	7.63	0.29	0.61	0.90	(0.37)	(0.06)	(0.43)	8.10	11.85	8,693	0.50		1.06		3.61		11
Year ended 12/31/15	8.74	0.22	(0.68)	(0.46)	(0.38)	(0.27)	(0.65)	7.63	(5.21)	9,435	0.50		0.94		2.49		17
Class RX
Six months ended 06/30/20	8.58	(0.02)	(0.39)	(0.41)	–	–	–	8.17	(4.78)	297	0.50	(f)	1.09	(f)	(0.49	)(f)	4
Year ended 12/31/19	7.82	0.50	0.65	1.15	(0.39)	–	(0.39)	8.58	14.66	314	0.50		1.08		5.93		11
Year ended 12/31/18	8.66	(0.04)	(0.59)	(0.63)	(0.21)	–	(0.21)	7.82	(7.24)	371	0.50		1.16		(0.49)		3
Year ended 12/31/17	8.09	(0.04)	0.84	0.80	(0.23)	–	(0.23)	8.66	9.99	561	0.50		1.10		(0.50)		9
Year ended 12/31/16	7.63	0.29	0.60	0.89	(0.37)	(0.06)	(0.43)	8.09	11.72	480	0.50		1.06		3.61		11
Year ended 12/31/15	8.73	0.22	(0.67)	(0.45)	(0.38)	(0.27)	(0.65)	7.63	(5.09)	1,162	0.50		0.94		2.49		17
Class Y
Six months ended 06/30/20	8.69	0.00	(0.39)	(0.39)	–	–	–	8.30	(4.49)	1,089	0.00	(f)	0.59	(f)	0.01	(f)	4
Year ended 12/31/19	7.91	0.56	0.65	1.21	(0.43)	–	(0.43)	8.69	15.29	1,097	0.00		0.58		6.43		11
Year ended 12/31/18	8.73	0.00	(0.61)	(0.61)	(0.21)	–	(0.21)	7.91	(6.95)	782	0.00		0.66		0.01		3
Year ended 12/31/17	8.16	0.00	0.85	0.85	(0.28)	–	(0.28)	8.73	10.46	890	0.00		0.60		0.00		9
Year ended 12/31/16	7.69	0.34	0.61	0.95	(0.42)	(0.06)	(0.48)	8.16	12.35	3,374	0.00		0.56		4.11		11
Year ended 12/31/15	8.81	0.26	(0.68)	(0.42)	(0.43)	(0.27)	(0.70)	7.69	(4.75)	5,018	0.00		0.44		2.99		17
Class R5
Six months ended 06/30/20	8.72	0.00	(0.39)	(0.39)	–	–	–	8.33	(4.47)	131	0.00	(f)	0.42	(f)	0.01	(f)	4
Year ended 12/31/19	7.94	0.55	0.66	1.21	(0.43)	–	(0.43)	8.72	15.24	138	0.00		0.41		6.43		11
Year ended 12/31/18	8.76	0.00	(0.61)	(0.61)	(0.21)	–	(0.21)	7.94	(6.93)	765	0.00		0.53		0.01		3
Year ended 12/31/17	8.18	0.00	0.86	0.86	(0.28)	–	(0.28)	8.76	10.55	761	0.00		0.49		0.00		9
Year ended 12/31/16	7.71	0.32	0.63	0.95	(0.42)	(0.06)	(0.48)	8.18	12.31	2,953	0.00		0.44		4.11		11
Year ended 12/31/15	8.83	0.26	(0.68)	(0.42)	(0.43)	(0.27)	(0.70)	7.71	(4.74)	28,098	0.00		0.32		2.99		17

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Invesco Balanced-Risk Retirement Funds

Financial Highlights–(continued)

(Unaudited)

	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets(b)		Portfolio turnover (e)
Class R6
Six months ended 06/30/20	$8.72	$0.00	$(0.39)	$(0.39)	$ –	$ –	$ –	$8.33	(4.47)%	$ 9	0.00	%(f)	0.42	%(f)	0.01	%(f)	4%
Year ended 12/31/19	7.94	0.56	0.65	1.21	(0.43)	–	(0.43)	8.72	15.24	9	0.00		0.41		6.43		11
Year ended 12/31/18	8.75	0.00	(0.60)	(0.60)	(0.21)	–	(0.21)	7.94	(6.82)	8	0.00		0.46		0.01		3
Year ended 12/31/17	8.18	0.00	0.85	0.85	(0.28)	–	(0.28)	8.75	10.43	3,128	0.00		0.41		0.00		9
Year ended 12/31/16	7.71	0.34	0.61	0.95	(0.42)	(0.06)	(0.48)	8.18	12.31	2,109	0.00		0.35		4.11		11
Year ended 12/31/15	8.83	0.26	(0.68)	(0.42)	(0.43)	(0.27)	(0.70)	7.71	(4.74)	1,576	0.00		0.23		2.99		17

(a)	Calculated using average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.87%, 0.87%, 0.86%, 0.86%, 0.83% and 0.88% for the six months ended June 30, 2020 and for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $35,598, $3,714, $7,504, $73, $7,027, $301, $1,030 , $129 and $8 for Class A, Class AX, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.

Invesco Balanced-Risk Retirement 2040 Fund

	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/20	$7.80	$(0.01)	$(0.40)	$(0.41)	$ –	$ –	$ –	$7.39	(5.26)%	$24,393	0.25	%(f)	1.02	%(f)	(0.24	)%(f)	3%
Year ended 12/31/19	7.06	0.52	0.70	1.22	(0.48)	–	(0.48)	7.80	17.24	26,036	0.25		1.03		6.69		14
Year ended 12/31/18	7.94	(0.02)	(0.64)	(0.66)	(0.22)	–	(0.22)	7.06	(8.27)	23,297	0.25		1.08		(0.24)		6
Year ended 12/31/17	7.39	(0.02)	0.88	0.86	(0.31)	–	(0.31)	7.94	11.78	32,004	0.25		1.07		(0.25)		17
Year ended 12/31/16	6.91	0.38	0.59	0.97	(0.37)	(0.12)	(0.49)	7.39	14.07	30,678	0.25		1.06		5.06		13
Year ended 12/31/15	8.07	0.27	(0.74)	(0.47)	(0.45)	(0.24)	(0.69)	6.91	(5.74)	27,131	0.25		0.85		3.32		28
Class AX
Six months ended 06/30/20	7.79	(0.01)	(0.40)	(0.41)	–	–	–	7.38	(5.26)	1,880	0.25	(f)	1.02	(f)	(0.24	)(f)	3
Year ended 12/31/19	7.05	0.52	0.70	1.22	(0.48)	–	(0.48)	7.79	17.26	2,112	0.25		1.03		6.69		14
Year ended 12/31/18	7.93	(0.02)	(0.64)	(0.66)	(0.22)	–	(0.22)	7.05	(8.28)	1,874	0.25		1.08		(0.24)		6
Year ended 12/31/17	7.38	(0.02)	0.89	0.87	(0.32)	–	(0.32)	7.93	11.79	2,587	0.25		1.07		(0.25)		17
Year ended 12/31/16	6.90	0.38	0.59	0.97	(0.37)	(0.12)	(0.49)	7.38	14.09	2,815	0.25		1.06		5.06		13
Year ended 12/31/15	8.06	0.27	(0.74)	(0.47)	(0.45)	(0.24)	(0.69)	6.90	(5.76)	2,851	0.25		0.85		3.32		28
Class C
Six months ended 06/30/20	7.64	(0.04)	(0.39)	(0.43)	–	–	–	7.21	(5.63)	5,339	1.00	(f)	1.77	(f)	(0.99	)(f)	3
Year ended 12/31/19	6.93	0.45	0.68	1.13	(0.42)	–	(0.42)	7.64	16.26	5,869	1.00		1.78		5.94		14
Year ended 12/31/18	7.85	(0.08)	(0.62)	(0.70)	(0.22)	–	(0.22)	6.93	(8.87)	5,920	1.00		1.83		(0.99)		6
Year ended 12/31/17	7.31	(0.07)	0.87	0.80	(0.26)	–	(0.26)	7.85	10.95	6,369	1.00		1.82		(1.00)		17
Year ended 12/31/16	6.82	0.32	0.60	0.92	(0.31)	(0.12)	(0.43)	7.31	13.54	5,820	1.00		1.81		4.31		13
Year ended 12/31/15	7.96	0.20	(0.72)	(0.52)	(0.38)	(0.24)	(0.62)	6.82	(6.39)	5,382	1.00		1.60		2.57		28
Class CX
Six months ended 06/30/20	7.62	(0.04)	(0.38)	(0.42)	–	–	–	7.20	(5.51)	31	1.00	(f)	1.77	(f)	(0.99	)(f)	3
Year ended 12/31/19	6.91	0.45	0.68	1.13	(0.42)	–	(0.42)	7.62	16.30	60	1.00		1.78		5.94		14
Year ended 12/31/18	7.84	(0.08)	(0.63)	(0.71)	(0.22)	–	(0.22)	6.91	(9.01)	165	1.00		1.83		(0.99)		6
Year ended 12/31/17	7.30	(0.08)	0.88	0.80	(0.26)	–	(0.26)	7.84	10.96	213	1.00		1.82		(1.00)		17
Year ended 12/31/16	6.81	0.32	0.60	0.92	(0.31)	(0.12)	(0.43)	7.30	13.56	291	1.00		1.81		4.31		13
Year ended 12/31/15	7.95	0.20	(0.72)	(0.52)	(0.38)	(0.24)	(0.62)	6.81	(6.40)	308	1.00		1.60		2.57		28

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Invesco Balanced-Risk Retirement Funds

Financial Highlights–(continued)

(Unaudited)

	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets(b)		Portfolio turnover(e)
Class R
Six months ended 06/30/20	$7.73	$(0.02)	$(0.39)	$(0.41)	$ –	$ –	$ –	$7.32	(5.30)%	$6,840	0.50	%(f)	1.27	%(f)	(0.49	)%(f)	3%
Year ended 12/31/19	7.01	0.50	0.68	1.18	(0.46)	–	(0.46)	7.73	16.78	7,323	0.50		1.28		6.44		14
Year ended 12/31/18	7.90	(0.04)	(0.63)	(0.67)	(0.22)	–	(0.22)	7.01	(8.44)	6,534	0.50		1.33		(0.49)		6
Year ended 12/31/17	7.36	(0.04)	0.88	0.84	(0.30)	–	(0.30)	7.90	11.42	7,650	0.50		1.32		(0.50)		17
Year ended 12/31/16	6.87	0.36	0.60	0.96	(0.35)	(0.12)	(0.47)	7.36	14.00	6,981	0.50		1.31		4.81		13
Year ended 12/31/15	8.02	0.24	(0.72)	(0.48)	(0.43)	(0.24)	(0.67)	6.87	(5.93)	6,869	0.50		1.10		3.07		28
Class RX
Six months ended 06/30/20	7.74	(0.02)	(0.40)	(0.42)	–	–	–	7.32	(5.43)	67	0.50	(f)	1.27	(f)	(0.49	)(f)	3
Year ended 12/31/19	7.01	0.50	0.69	1.19	(0.46)	–	(0.46)	7.74	16.94	113	0.50		1.28		6.44		14
Year ended 12/31/18	7.90	(0.04)	(0.63)	(0.67)	(0.22)	–	(0.22)	7.01	(8.44)	189	0.50		1.33		(0.49)		6
Year ended 12/31/17	7.35	(0.03)	0.88	0.85	(0.30)	–	(0.30)	7.90	11.57	161	0.50		1.32		(0.50)		17
Year ended 12/31/16	6.88	0.34	0.60	0.94	(0.35)	(0.12)	(0.47)	7.35	13.68	138	0.50		1.31		4.81		13
Year ended 12/31/15	8.03	0.24	(0.72)	(0.48)	(0.43)	(0.24)	(0.67)	6.88	(5.91)	599	0.50		1.10		3.07		28
Class Y
Six months ended 06/30/20	7.84	0.00	(0.40)	(0.40)	–	–	–	7.44	(5.10)	782	0.00	(f)	0.77	(f)	0.01	(f)	3
Year ended 12/31/19	7.10	0.55	0.69	1.24	(0.50)	–	(0.50)	7.84	17.42	878	0.00		0.78		6.94		14
Year ended 12/31/18	7.96	0.00	(0.64)	(0.64)	(0.22)	–	(0.22)	7.10	(7.99)	725	0.00		0.83		0.01		6
Year ended 12/31/17	7.41	0.00	0.88	0.88	(0.33)	–	(0.33)	7.96	12.02	849	0.00		0.82		0.00		17
Year ended 12/31/16	6.92	0.39	0.61	1.00	(0.39)	(0.12)	(0.51)	7.41	14.47	1,528	0.00		0.81		5.31		13
Year ended 12/31/15	8.09	0.29	(0.75)	(0.46)	(0.47)	(0.24)	(0.71)	6.92	(5.58)	2,921	0.00		0.60		3.57		28
Class R5
Six months ended 06/30/20	7.85	0.00	(0.40)	(0.40)	–	–	–	7.45	(5.10)	29	0.00	(f)	0.61	(f)	0.01	(f)	3
Year ended 12/31/19	7.11	0.54	0.70	1.24	(0.50)	–	(0.50)	7.85	17.40	27	0.00		0.62		6.94		14
Year ended 12/31/18	7.98	0.00	(0.65)	(0.65)	(0.22)	–	(0.22)	7.11	(8.10)	288	0.00		0.66		0.01		6
Year ended 12/31/17	7.42	0.00	0.89	0.89	(0.33)	–	(0.33)	7.98	12.14	412	0.00		0.65		0.00		17
Year ended 12/31/16	6.94	0.37	0.62	0.99	(0.39)	(0.12)	(0.51)	7.42	14.29	739	0.00		0.62		5.31		13
Year ended 12/31/15	8.10	0.29	(0.74)	(0.45)	(0.47)	(0.24)	(0.71)	6.94	(5.44)	23,619	0.00		0.42		3.57		28
Class R6
Six months ended 06/30/20	7.85	0.00	(0.40)	(0.40)	–	–	–	7.45	(5.10)	8	0.00	(f)	0.61	(f)	0.01	(f)	3
Year ended 12/31/19	7.11	0.55	0.69	1.24	(0.50)	–	(0.50)	7.85	17.39	9	0.00		0.62		6.94		14
Year ended 12/31/18	7.97	0.00	(0.64)	(0.64)	(0.22)	–	(0.22)	7.11	(7.99)	8	0.00		0.59		0.01		6
Year ended 12/31/17	7.42	0.00	0.88	0.88	(0.33)	–	(0.33)	7.97	12.00	3,181	0.00		0.56		0.00		17
Year ended 12/31/16	6.93	0.40	0.60	1.00	(0.39)	(0.12)	(0.51)	7.42	14.45	2,152	0.00		0.53		5.31		13
Year ended 12/31/15	8.10	0.29	(0.75)	(0.46)	(0.47)	(0.24)	(0.71)	6.93	(5.58)	1,484	0.00		0.33		3.57		28

(a)	Calculated using average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.93%, 0.93%, 0.89%, 0.90%, 0.87% and 0.98% for the six months ended June 30, 2020 and for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $24,052, $1,881, $5,362, $42, $6,753, $90, $779 , $26 and $8 for Class A, Class AX, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Invesco Balanced-Risk Retirement Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Balanced-Risk Retirement 2050 Fund

	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/20	$7.62	$(0.01)	$(0.42)	$(0.43)	$ –	$ –	$ –	$7.19	(5.64)%	$18,421	0.25	%(f)	1.25	%(f)	(0.23	)%(f)	3%
Year ended 12/31/19	6.83	0.58	0.75	1.33	(0.54)	–	(0.54)	7.62	19.42	19,768	0.25		1.28		7.61		13
Year ended 12/31/18	7.80	(0.02)	(0.72)	(0.74)	(0.12)	(0.11)	(0.23)	6.83	(9.46)	16,780	0.25		1.42		(0.24)		10
Year ended 12/31/17	7.19	(0.02)	0.97	0.95	(0.34)	–	(0.34)	7.80	13.30	21,082	0.25		1.43		(0.25)		18
Year ended 12/31/16	6.70	0.49	0.57	1.06	(0.55)	(0.02)	(0.57)	7.19	16.00	17,740	0.25		1.57		6.72		34
Year ended 12/31/15	7.98	0.31	(0.83)	(0.52)	(0.48)	(0.28)	(0.76)	6.70	(6.45)	13,456	0.25		1.31		3.97		22
Class AX
Six months ended 06/30/20	7.63	(0.01)	(0.42)	(0.43)	–	–	–	7.20	(5.64)	723	0.25	(f)	1.25	(f)	(0.23	)(f)	3
Year ended 12/31/19	6.84	0.58	0.75	1.33	(0.54)	–	(0.54)	7.63	19.39	807	0.25		1.28		7.61		13
Year ended 12/31/18	7.80	(0.02)	(0.71)	(0.73)	(0.12)	(0.11)	(0.23)	6.84	(9.33)	717	0.25		1.42		(0.24)		10
Year ended 12/31/17	7.19	(0.01)	0.96	0.95	(0.34)	–	(0.34)	7.80	13.30	1,025	0.25		1.43		(0.25)		18
Year ended 12/31/16	6.71	0.48	0.57	1.05	(0.55)	(0.02)	(0.57)	7.19	15.82	1,231	0.25		1.57		6.72		34
Year ended 12/31/15	7.99	0.31	(0.83)	(0.52)	(0.48)	(0.28)	(0.76)	6.71	(6.44)	1,037	0.25		1.31		3.97		22
Class C
Six months ended 06/30/20	7.45	(0.03)	(0.42)	(0.45)	–	–	–	7.00	(6.04)	3,707	1.00	(f)	2.00	(f)	(0.98	)(f)	3
Year ended 12/31/19	6.69	0.51	0.73	1.24	(0.48)	–	(0.48)	7.45	18.51	4,133	1.00		2.03		6.86		13
Year ended 12/31/18	7.69	(0.07)	(0.70)	(0.77)	(0.12)	(0.11)	(0.23)	6.69	(9.99)	4,398	1.00		2.17		(0.99)		10
Year ended 12/31/17	7.10	(0.07)	0.94	0.87	(0.28)	–	(0.28)	7.69	12.35	5,853	1.00		2.18		(1.00)		18
Year ended 12/31/16	6.61	0.43	0.58	1.01	(0.50)	(0.02)	(0.52)	7.10	15.38	5,273	1.00		2.32		5.97		34
Year ended 12/31/15	7.87	0.25	(0.81)	(0.56)	(0.42)	(0.28)	(0.70)	6.61	(7.11)	4,283	1.00		2.06		3.22		22
Class CX
Six months ended 06/30/20	7.45	(0.03)	(0.43)	(0.46)	–	–	–	6.99	(6.17)	116	1.00	(f)	2.00	(f)	(0.98	)(f)	3
Year ended 12/31/19	6.69	0.51	0.73	1.24	(0.48)	–	(0.48)	7.45	18.52	128	1.00		2.03		6.86		13
Year ended 12/31/18	7.69	(0.07)	(0.70)	(0.77)	(0.12)	(0.11)	(0.23)	6.69	(9.99)	129	1.00		2.17		(0.99)		10
Year ended 12/31/17	7.09	(0.07)	0.95	0.88	(0.28)	–	(0.28)	7.69	12.51	144	1.00		2.18		(1.00)		18
Year ended 12/31/16	6.61	0.43	0.57	1.00	(0.50)	(0.02)	(0.52)	7.09	15.23	142	1.00		2.32		5.97		34
Year ended 12/31/15	7.87	0.25	(0.81)	(0.56)	(0.42)	(0.28)	(0.70)	6.61	(7.10)	141	1.00		2.06		3.22		22
Class R
Six months ended 06/30/20	7.56	(0.02)	(0.43)	(0.45)	–	–	–	7.11	(5.95)	3,806	0.50	(f)	1.50	(f)	(0.48	)(f)	3
Year ended 12/31/19	6.78	0.56	0.74	1.30	(0.52)	–	(0.52)	7.56	19.14	4,527	0.50		1.53		7.36		13
Year ended 12/31/18	7.75	(0.04)	(0.70)	(0.74)	(0.12)	(0.11)	(0.23)	6.78	(9.52)	4,240	0.50		1.67		(0.49)		10
Year ended 12/31/17	7.15	(0.04)	0.96	0.92	(0.32)	–	(0.32)	7.75	12.96	4,227	0.50		1.68		(0.50)		18
Year ended 12/31/16	6.66	0.47	0.57	1.04	(0.53)	(0.02)	(0.55)	7.15	15.80	3,578	0.50		1.82		6.47		34
Year ended 12/31/15	7.93	0.29	(0.82)	(0.53)	(0.46)	(0.28)	(0.74)	6.66	(6.63)	3,812	0.50		1.56		3.72		22
Class RX
Six months ended 06/30/20	7.56	(0.02)	(0.42)	(0.44)	–	–	–	7.12	(5.82)	68	0.50	(f)	1.50	(f)	(0.48	)(f)	3
Year ended 12/31/19	6.78	0.56	0.74	1.30	(0.52)	–	(0.52)	7.56	19.13	63	0.50		1.53		7.36		13
Year ended 12/31/18	7.76	(0.04)	(0.71)	(0.75)	(0.12)	(0.11)	(0.23)	6.78	(9.64)	64	0.50		1.67		(0.49)		10
Year ended 12/31/17	7.16	(0.04)	0.96	0.92	(0.32)	–	(0.32)	7.76	12.94	58	0.50		1.68		(0.50)		18
Year ended 12/31/16	6.67	0.46	0.58	1.04	(0.53)	(0.02)	(0.55)	7.16	15.79	81	0.50		1.82		6.47		34
Year ended 12/31/15	7.94	0.29	(0.82)	(0.53)	(0.46)	(0.28)	(0.74)	6.67	(6.63)	163	0.50		1.56		3.72		22
Class Y
Six months ended 06/30/20	7.67	0.00	(0.43)	(0.43)	–	–	–	7.24	(5.61)	1,824	0.00	(f)	1.00	(f)	0.02	(f)	3
Year ended 12/31/19	6.87	0.61	0.75	1.36	(0.56)	–	(0.56)	7.67	19.73	3,011	0.00		1.03		7.86		13
Year ended 12/31/18	7.82	0.00	(0.72)	(0.72)	(0.12)	(0.11)	(0.23)	6.87	(9.18)	2,542	0.00		1.17		0.01		10
Year ended 12/31/17	7.20	0.00	0.98	0.98	(0.36)	–	(0.36)	7.82	13.67	4,251	0.00		1.18		0.00		18
Year ended 12/31/16	6.72	0.51	0.56	1.07	(0.57)	(0.02)	(0.59)	7.20	16.06	3,681	0.00		1.32		6.97		34
Year ended 12/31/15	8.01	0.34	(0.85)	(0.51)	(0.50)	(0.28)	(0.78)	6.72	(6.29)	2,412	0.00		1.06		4.22		22
Class R5
Six months ended 06/30/20	7.68	0.00	(0.44)	(0.44)	–	–	–	7.24	(5.73)	90	0.00	(f)	0.75	(f)	0.02	(f)	3
Year ended 12/31/19	6.88	0.61	0.75	1.36	(0.56)	–	(0.56)	7.68	19.72	62	0.00		0.77		7.86		13
Year ended 12/31/18	7.83	0.00	(0.72)	(0.72)	(0.12)	(0.11)	(0.23)	6.88	(9.17)	152	0.00		0.84		0.01		10
Year ended 12/31/17	7.21	0.00	0.98	0.98	(0.36)	–	(0.36)	7.83	13.65	114	0.00		0.94		0.00		18
Year ended 12/31/16	6.72	0.48	0.60	1.08	(0.57)	(0.02)	(0.59)	7.21	16.21	693	0.00		1.02		6.97		34
Year ended 12/31/15	8.00	0.34	(0.84)	(0.50)	(0.50)	(0.28)	(0.78)	6.72	(6.17)	8,058	0.00		0.77		4.22		22

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Invesco Balanced-Risk Retirement Funds

Financial Highlights–(continued)

(Unaudited)

	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets(b)		Portfolio turnover (e)
Class R6
Six months ended 06/30/20	$7.69	$0.00	$(0.43)	$(0.43)	$ –	$ –	$ –	$7.26	(5.59)%	$ 15	0.00	%(f)	0.75	%(f)	0.02	%(f)	3%
Year ended 12/31/19	6.89	0.61	0.75	1.36	(0.56)	–	(0.56)	7.69	19.68	15	0.00		0.74		7.86		13
Year ended 12/31/18	7.84	0.00	(0.72)	(0.72)	(0.12)	(0.11)	(0.23)	6.89	(9.16)	10	0.00		0.84		0.01		10
Year ended 12/31/17	7.22	0.00	0.98	0.98	(0.36)	–	(0.36)	7.84	13.63	1,639	0.00		0.84		0.00		18
Year ended 12/31/16	6.73	0.52	0.56	1.08	(0.57)	(0.02)	(0.59)	7.22	16.18	1,012	0.00		0.95		6.97		34
Year ended 12/31/15	8.01	0.33	(0.83)	(0.50)	(0.50)	(0.28)	(0.78)	6.73	(6.16)	523	0.00		0.69		4.22		22

(a)	Calculated using average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.98%, 0.98%, 0.91%, 0.93%, 0.91% and 1.09% for the six months ended June 30, 2020 and for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $18,052, $712, $3,722, $116, $4,182, $58, $2,515 , $66 and $14 for Class A,Class AX,Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32	Invesco Balanced-Risk Retirement Funds

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

AIM Growth Series (Invesco Growth Series) (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. The Funds covered in this report, each a series portfolio of the Trust, are Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund (collectively, the “Funds”). Information presented in these financial statements pertains only to the Funds. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The investment objectives of the Funds are: to provide real return and, as a secondary objective, capital preservation for Invesco Balanced-Risk Retirement Now Fund; and to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation for Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund.

Each Fund is a “fund of funds,” in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”). The Adviser may change each Fund’s asset class allocations, the underlying funds or the target weightings in an underlying fund without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

Each Fund currently consists of nine different classes of shares: Class A, Class AX, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6. Class AX, Class CX and Class RX shares are closed to new investors. Class Y shares are available only to certain investors. Class A shares and Class AX shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C and Class CX shares are sold with a CDSC. Class R, Class RX, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C and Class CX shares held for ten years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C or Class CX shares.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds, as a result of having the same investment adviser, are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by

33	Invesco Balanced-Risk Retirement Funds

the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions – Invesco Balanced-Risk Retirement Now Fund generally declares and pays dividends from net investment income, if any, quarterly. Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund generally declare and pay dividends from net investment income, if any, annually. Distributions from net realized capital gains, if any, are generally paid annually and recorded on the ex-dividend date. The Funds may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses - Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund

34	Invesco Balanced-Risk Retirement Funds

monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Other Risks – The Funds and certain of the underlying funds are non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Funds’ shares may vary more widely and the Funds may be subject to greater market and credit risk than if the Funds invested more broadly.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Balanced-Risk Retirement Now Fund, a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Invesco has contractually agreed, through at least April 30, 2021, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class AX, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares for each Fund as shown in the following table (the “expense limits”):

	Class A/AX	Class C/CX	Class R/RX	Class Y	Class R5	Class R6
Invesco Balanced-Risk Retirement Now Fund	0.25%	1.00%	0.50%	0.00%	0.00%	0.00%
Invesco Balanced-Risk Retirement 2020 Fund	0.25%	1.00%	0.50%	0.00%	0.00%	0.00%
Invesco Balanced-Risk Retirement 2030 Fund	0.25%	1.00%	0.50%	0.00%	0.00%	0.00%
Invesco Balanced-Risk Retirement 2040 Fund	0.25%	1.00%	0.50%	0.00%	0.00%	0.00%
Invesco Balanced-Risk Retirement 2050 Fund	0.25%	1.00%	0.50%	0.00%	0.00%	0.00%

In determining Invesco’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues each Fund’s fee waiver agreement, it will terminate on April 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended June 30, 2020, Invesco reimbursed the following expenses:

	Fund Level	Class A	Class AX	Class C	Class CX	Class R	Class RX	Class Y	Class R5	Class R6
Invesco Balanced-Risk Retirement Now Fund	$ 94,162	$ 8,250	$5,334	$1,858	$104	$1,191	$ 66	$ 238	$ 5	$4
Invesco Balanced-Risk Retirement 2020 Fund	98,105	26,539	4,653	3,849	195	4,053	201	1,970	6	4
Invesco Balanced-Risk Retirement 2030 Fund	104,450	37,392	3,902	7,883	77	7,380	316	1,082	29	2
Invesco Balanced-Risk Retirement 2040 Fund	99,294	31,369	2,454	6,993	55	8,807	117	1,017	13	4
Invesco Balanced-Risk Retirement 2050 Fund	95,402	31,228	1,231	6,438	201	7,234	100	4,352	33	7

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Funds.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class AX, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares of each Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund’s Class A, Class AX, Class C, Class CX, Class R and Class RX shares (collectively, the “Plans”). Each Fund, pursuant

35                         Invesco Balanced-Risk Retirement Funds

to the Plans, pays IDI compensation at the annual rate of 0.25% of the average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Also, each Fund, pursuant to the Plans, reimburses IDI up to a maximum annual rate of 0.25% of each Fund’s average daily net assets of Class AX shares, 1.00% of the average daily net assets of each Fund’s Class CX shares and 0.50% of each Fund’s average daily net assets of Class RX shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund. For the six months ended June 30, 2020, expenses incurred under the Plans are shown in the Statements of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Funds. Front-end sales commissions are deducted from proceeds from the sales of each Fund’s shares prior to investment in Class A and Class AX shares of the Funds. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2020, IDI advised the Funds that IDI retained the following in front-end sales commissions from the sale of Class A and Class AX shares and received the following in CDSC imposed on redemptions by shareholders:

	Front End Sales Charges		Contingent Deferred Sales Charges
	Class A	Class AX	Class A	Class AX	Class C	Class CX
Invesco Balanced-Risk Retirement Now Fund	$1,242	$ 38	$0	$0	$ 0	$0
Invesco Balanced-Risk Retirement 2020 Fund	4,003	230	0	0	0	0
Invesco Balanced-Risk Retirement 2030 Fund	8,974	118	0	0	336	0
Invesco Balanced-Risk Retirement 2040 Fund	8,085	59	0	0	113	0
Invesco Balanced-Risk Retirement 2050 Fund	7,936	46	0	0	29	0

The underlying Invesco Funds pay no distribution fees for Class R6 shares or shares of Invesco Balanced-Risk Aggressive Allocation Fund, and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangements are comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2020, the Funds received credits from these arrangements, which resulted in the reduction of the Funds’ total expenses of:

Transfer Agent Credits
Invesco Balanced-Risk Retirement Now Fund	$ 0
Invesco Balanced-Risk Retirement 2020 Fund	197
Invesco Balanced-Risk Retirement 2030 Fund	370
Invesco Balanced-Risk Retirement 2040 Fund	366
Invesco Balanced-Risk Retirement 2050 Fund	392

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by

36	Invesco Balanced-Risk Retirement Funds

each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6–Cash Balances

The Funds are permitted to temporarily carry a negative or overdrawn balance in their account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of December 31, 2019, as follows:

	Short-Term	Long-Term
Fund	Not subject to Expiration	Not subject to Expiration	Total

Invesco Balanced-Risk Retirement Now Fund	$–	$ –	$–

Invesco Balanced-Risk Retirement 2020 Fund	–	704,915	704,915

Invesco Balanced-Risk Retirement 2030 Fund	28,033	1,175,876	1,203,909

Invesco Balanced-Risk Retirement 2040 Fund	–	1,524,600	1,524,600

Invesco Balanced-Risk Retirement 2050 Fund	–	467,994	467,994

NOTE 8–Investment Transactions

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

			At June 30, 2020
	For the six months ended June 30, 2020*		Federal Tax Cost**	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
	Purchases	Sales

Invesco Balanced-Risk Retirement Now Fund	$897,784	$743,752	$17,885,192	$(511,266)	$(511,266)

Invesco Balanced-Risk Retirement 2020 Fund	1,961,297	1,200,430	46,830,067	(1,626,678)	(1,626,678)

Invesco Balanced-Risk Retirement 2030 Fund	1,961,769	2,685,611	62,034,368	(5,341,320)	(5,341,320)

Invesco Balanced-Risk Retirement 2040 Fund	1,255,374	1,994,776	48,007,353	(8,625,954)	(8,625,954)

Invesco Balanced-Risk Retirement 2050 Fund	771,301	2,504,953	34,368,943	(5,575,618)	(5,575,618)

*	Excludes U.S. Treasury obligations and money market funds, if any.
**	Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

37	Invesco Balanced-Risk Retirement Funds

NOTE 9–Share Information

Invesco Balanced-Risk Retirement Now Fund

	Summary of Share Activity

	Six months ended June 30, 2020(a)		Year ended December 31, 2019

	Shares	Amount	Shares	Amount

Sold:
Class A	238,098	$1,852,595	114,545	$963,865

Class AX	909	7,161	3,349	28,099

Class C	14,912	111,438	23,586	189,473

Class CX	24	181	63	497

Class R	19,142	149,537	76,692	623,377

Class RX	176	1,379	1,148	9,347

Class Y	10,776	88,479	5,152	43,692

Class R5	-	-	128	1,134

Issued as reinvestment of dividends:
Class A	-	-	51,848	425,152

Class AX	-	-	39,226	321,257

Class C	-	-	12,459	97,433

Class CX	-	-	1,547	12,081

Class R	-	-	6,510	52,539

Class RX	-	-	412	3,325

Class Y	-	-	1,473	12,273

Class R5	-	-	8	62

Automatic conversion of Class C shares to Class A shares:
Class A	18,435	144,000	38,041	311,854

Class AX	12,167	98,462	50,044	413,340

Class C	(19,393)	(144,000)	(39,769)	(311,854)

Class CX	(12,763)	(98,462)	(52,301)	(413,340)

Reacquired:
Class A	(156,626)	(1,245,338)	(215,514)	(1,797,243)

Class AX	(112,294)	(889,483)	(124,800)	(1,045,483)

Class C	(40,886)	(295,589)	(31,159)	(248,489)

Class CX	(9,427)	(69,977)	(12,532)	(101,168)

Class R	(39,406)	(313,834)	(86,492)	(717,728)

Class RX	(493)	(3,813)	(2,872)	(23,218)

Class Y	(7,318)	(59,266)	(4,033)	(35,154)

Class R5	-	-	(11,566)	(93,652)

Net increase (decrease) in share activity	(83,967)	$(666,530)	(154,807)	$(1,278,529)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 18% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

38                         Invesco Balanced-Risk Retirement Funds

NOTE 9–Share Information–(continued)

Invesco Balanced-Risk Retirement 2020 Fund

	Summary of Share Activity

	Six months ended June 30, 2020(a)		Year ended December 31, 2019

	Shares	Amount	Shares	Amount

Sold:
Class A	316,152	$2,682,129	536,566	$4,850,297

Class AX	6,080	52,181	6,189	55,882

Class C	55,979	468,047	101,556	899,618

Class CX	1,165	9,600	1,793	15,851

Class R	112,076	945,165	142,713	1,288,612

Class RX	644	5,522	2,375	21,043

Class Y	257,874	2,214,857	90,460	827,448

Class R6	-	-	315	2,874

Issued as reinvestment of dividends:
Class A	-	-	158,164	1,409,238

Class AX	-	-	28,353	252,630

Class C	-	-	17,732	155,512

Class CX	-	-	1,847	16,176

Class R	-	-	22,646	201,097

Class RX	-	-	1,041	9,243

Class Y	-	-	11,296	100,645

Automatic conversion of Class C shares to Class A shares:
Class A	8,349	71,806	104,478	922,834

Class AX	22,016	191,467	55,967	504,015

Class C	(8,505)	(71,806)	(106,698)	(922,834)

Class CX	(22,431)	(191,467)	(57,235)	(504,015)

Reacquired:
Class A	(448,171)	(3,824,308)	(753,683)	(6,806,313)

Class AX	(58,333)	(496,833)	(114,110)	(1,015,674)

Class C	(29,984)	(249,956)	(167,193)	(1,470,643)

Class CX	(9,878)	(83,163)	(16,096)	(143,088)

Class R	(104,704)	(876,415)	(223,801)	(2,013,348)

Class RX	(517)	(4,402)	(11,052)	(97,045)

Class Y	(36,432)	(303,252)	(115,192)	(1,054,539)

Class R5	-	-	(73,278)	(635,648)

Class R6	-	-	(8,228)	(76,100)

Net increase (decrease) in share activity	61,380	$539,172	(363,075)	$(3,206,232)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 11% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

39                         Invesco Balanced-Risk Retirement Funds

NOTE 9–Share Information–(continued)

Invesco Balanced-Risk Retirement 2030 Fund

	Summary of Share Activity

	Six months ended June 30, 2020		Year ended December 31, 2019

	Shares	Amount	Shares	Amount

Sold:
Class A	550,380	$4,459,057	1,055,524	$9,088,834

Class AX	13,660	108,392	10,003	86,267

Class C	100,425	805,324	167,067	1,405,651

Class R	103,802	841,595	383,611	3,307,196

Class RX	2,438	19,552	38,879	327,725

Class Y	29,762	247,579	39,557	338,504

Class R5	-	-	19	151

Issued as reinvestment of dividends:
Class A	-	-	189,958	1,645,036

Class AX	-	-	19,971	173,147

Class C	-	-	36,703	311,974

Class CX	-	-	711	6,047

Class R	-	-	38,965	334,710

Class RX	-	-	1,486	12,768

Class Y	-	-	5,473	47,617

Class R5	-	-	677	5,909

Automatic conversion of Class C shares to Class A shares:
Class A	23,309	193,455	149,412	1,234,282

Class AX	6,858	55,457	42,200	361,551

Class C	(23,791)	(193,455)	(152,330)	(1,234,282)

Class CX	(6,999)	(55,457)	(43,118)	(361,551)

Reacquired:
Class A	(490,417)	(4,024,424)	(952,364)	(8,228,068)

Class AX	(43,936)	(348,184)	(54,183)	(456,525)

Class C	(111,419)	(897,207)	(317,213)	(2,631,848)

Class CX	(21)	(176)	(7,724)	(65,857)

Class R	(187,410)	(1,493,301)	(347,177)	(2,976,551)

Class RX	(2,672)	(21,805)	(51,197)	(438,880)

Class Y	(24,713)	(193,028)	(17,690)	(151,978)

Class R5	-	-	(81,155)	(654,921)

Net increase (decrease) in share activity	(60,744)	$(496,626)	156,065	$1,486,908

40                         Invesco Balanced-Risk Retirement Funds

NOTE 9–Share Information–(continued)

Invesco Balanced-Risk Retirement 2040 Fund

	Summary of Share Activity

	Six months ended June 30, 2020		Year ended December 31, 2019

	Shares	Amount	Shares	Amount

Sold:
Class A	322,761	$2,319,834	597,306	$4,645,035

Class AX	2,442	17,794	5,145	39,634

Class C	74,346	522,316	148,778	1,133,824

Class CX	268	1,860	157	1,200

Class R	102,596	728,753	193,131	1,499,228

Class RX	1,661	11,959	4,145	31,882

Class Y	12,114	89,536	10,369	81,650

Class R5	492	3,536	1,288	10,015

Issued as reinvestment of dividends:
Class A	-	-	190,107	1,484,733

Class AX	-	-	15,469	120,661

Class C	-	-	39,839	304,765

Class CX	-	-	422	3,221

Class R	-	-	53,163	412,015

Class RX	-	-	743	5,757

Class Y	-	-	6,592	51,746

Class R5	-	-	114	898

Automatic conversion of Class C shares to Class A shares:
Class A	6,546	46,851	36,144	271,110

Class AX	3,135	21,945	16,261	128,203

Class C	(6,694)	(46,851)	(36,934)	(271,110)

Class CX	(3,209)	(21,945)	(16,665)	(128,203)

Reacquired:
Class A	(365,733)	(2,667,467)	(784,041)	(6,114,661)

Class AX	(22,014)	(160,068)	(31,424)	(238,255)

Class C	(95,105)	(673,349)	(238,131)	(1,801,304)

Class CX	(629)	(4,815)	(30)	(216)

Class R	(114,571)	(826,850)	(232,002)	(1,802,436)

Class RX	(7,098)	(52,393)	(17,297)	(128,035)

Class Y	(18,898)	(139,664)	(7,162)	(56,539)

Class R5	(7)	(52)	(38,551)	(278,921)

Net increase (decrease) in share activity	(107,597)	$(829,070)	(83,064)	$(594,103)

41                         Invesco Balanced-Risk Retirement Funds

NOTE 9–Share Information–(continued)

Invesco Balanced-Risk Retirement 2050 Fund

	Summary of Share Activity

	Six months ended June 30, 2020(a)		Year ended December 31, 2019

	Shares	Amount	Shares	Amount

Sold:
Class A	265,496	$1,865,761	597,910	$4,544,589

Class AX	1,695	11,891	7,318	54,482

Class C	73,428	503,165	126,221	935,979

Class CX	413	2,792	733	5,485

Class R	81,869	565,505	172,363	1,302,768

Class RX	5,201	34,469	2,696	20,436

Class Y	30,127	205,344	86,135	666,814

Class R5	4,275	29,033	3,371	25,845

Class R6	103	785	462	3,459

Issued as reinvestment of dividends:
Class A	-	-	166,121	1,269,162

Class AX	-	-	6,877	52,606

Class C	-	-	33,255	248,417

Class CX	-	-	1,068	7,966

Class R	-	-	39,043	295,552

Class RX	-	-	397	3,012

Class Y	-	-	26,207	201,531

Class R5	-	-	457	3,516

Class R6	-	-	57	442

Automatic conversion of Class C shares to Class A shares:
Class A	6,995	49,486	58,323	421,863

Class AX	929	6,517	3,682	27,516

Class C	(7,171)	(49,486)	(59,624)	(421,863)

Class CX	(955)	(6,517)	(3,774)	(27,516)

Reacquired:
Class A	(302,394)	(2,085,611)	(685,121)	(5,116,032)

Class AX	(7,921)	(57,157)	(16,907)	(130,768)

Class C	(91,205)	(633,337)	(202,576)	(1,486,402)

Class CX	(69)	(396)	(11)	(73)

Class R	(145,966)	(1,012,967)	(237,795)	(1,798,816)

Class RX	(4,036)	(23,365)	(4,077)	(29,595)

Class Y	(170,605)	(1,159,857)	(89,820)	(689,047)

Class R5	(29)	(203)	(17,766)	(124,740)

Class R6	(12)	(88)	(52)	(396)

Net increase (decrease) in share activity	(259,832)	$(1,754,236)	15,173	$266,192

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 5% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

42                         Invesco Balanced-Risk Retirement Funds

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the Funds invest. The amount of fees and expenses incurred indirectly by the Funds will vary because the underlying funds have varied expenses and fee levels and the Funds may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Funds. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Funds invest in. The effect of the estimated underlying fund expenses that the Funds bear indirectly are included in each Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Funds. If transaction costs and indirect expenses were included, your costs would have been higher.

Invesco Balanced-Risk Retirement Now Fund

	Beginning Account Value (01/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]
Class A	$1,000.00	$974.40	$1.23	$1,023.62	$1.26	0.25%
Class AX	1,000.00	975.50	1.23	1,023.62	1.26	0.25
Class C	1,000.00	971.80	4.90	1,019.89	5.02	1.00
Class CX	1,000.00	971.80	4.90	1,019.89	5.02	1.00
Class R	1,000.00	974.00	2.45	1,022.38	2.51	0.50
Class RX	1,000.00	973.90	2.45	1,022.38	2.51	0.50
Class Y	1,000.00	976.00	0.00	1,024.86	0.00	0.00
Class R5	1,000.00	977.20	0.00	1,024.86	0.00	0.00
Class R6	1,000.00	977.20	0.00	1,024.86	0.00	0.00

[1]

The actual ending account value is based on the actual total return of the Funds for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

43                         Invesco Balanced-Risk Retirement Funds

Invesco Balanced-Risk Retirement 2020 Fund

	Beginning Account Value (01/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]
Class A	$1,000.00	$974.20	$1.23	$1,023.62	$1.26	0.25%
Class AX	1,000.00	974.20	1.23	1,023.62	1.26	0.25
Class C	1,000.00	970.30	4.90	1,019.89	5.02	1.00
Class CX	1,000.00	970.30	4.90	1,019.89	5.02	1.00
Class R	1,000.00	973.00	2.45	1,022.38	2.51	0.50
Class RX	1,000.00	973.00	2.45	1,022.38	2.51	0.50
Class Y	1,000.00	975.30	0.00	1,024.86	0.00	0.00
Class R5	1,000.00	975.40	0.00	1,024.86	0.00	0.00
Class R6	1,000.00	975.40	0.00	1,024.86	0.00	0.00

[1]

The actual ending account value is based on the actual total return of the Funds for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco Balanced-Risk Retirement 2030 Fund

	Beginning Account Value (01/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]
Class A	$1,000.00	$953.80	$1.21	$1,023.62	$1.26	0.25%
Class AX	1,000.00	953.80	1.21	1,023.62	1.26	0.25
Class C	1,000.00	950.50	4.85	1,019.89	5.02	1.00
Class CX	1,000.00	949.40	4.85	1,019.89	5.02	1.00
Class R	1,000.00	952.20	2.43	1,022.38	2.51	0.50
Class RX	1,000.00	952.20	2.43	1,022.38	2.51	0.50
Class Y	1,000.00	955.10	0.00	1,024.86	0.00	0.00
Class R5	1,000.00	955.30	0.00	1,024.86	0.00	0.00
Class R6	1,000.00	955.30	0.00	1,024.86	0.00	0.00

[1]

The actual ending account value is based on the actual total return of the Funds for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

44	Invesco Balanced-Risk Retirement Funds

Invesco Balanced-Risk Retirement 2040 Fund

	Beginning Account Value (01/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]
Class A	$1,000.00	$947.40	$1.21	$1,023.62	$1.26	0.25%
Class AX	1,000.00	947.40	1.21	1,023.62	1.26	0.25
Class C	1,000.00	943.70	4.83	1,019.89	5.02	1.00
Class CX	1,000.00	944.90	4.84	1,019.89	5.02	1.00
Class R	1,000.00	947.00	2.42	1,022.38	2.51	0.50
Class RX	1,000.00	945.70	2.42	1,022.38	2.51	0.50
Class Y	1,000.00	949.00	0.00	1,024.86	0.00	0.00
Class R5	1,000.00	949.00	0.00	1,024.86	0.00	0.00
Class R6	1,000.00	949.00	0.00	1,024.86	0.00	0.00

[1]

The actual ending account value is based on the actual total return of the Funds for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco Balanced-Risk Retirement 2050 Fund

	Beginning Account Value (01/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]
Class A	$1,000.00	$943.60	$1.21	$1,023.62	$1.26	0.25%
Class AX	1,000.00	943.60	1.21	1,023.62	1.26	0.25
Class C	1,000.00	939.60	4.82	1,019.89	5.02	1.00
Class CX	1,000.00	938.30	4.82	1,019.89	5.02	1.00
Class R	1,000.00	940.50	2.41	1,022.38	2.51	0.50
Class RX	1,000.00	941.80	2.41	1,022.38	2.51	0.50
Class Y	1,000.00	943.90	0.00	1,024.86	0.00	0.00
Class R5	1,000.00	942.70	0.00	1,024.86	0.00	0.00
Class R6	1,000.00	944.10	0.00	1,024.86	0.00	0.00

[1]

The actual ending account value is based on the actual total return of the Funds for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

45                         Invesco Balanced-Risk Retirement Funds

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund)

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Growth Series listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and with respect to Invesco Balanced-Risk Retirement Now Fund only, a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an

independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to each Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of each Fund.

46                         Invesco Balanced-Risk Retirement Funds

Invesco Balanced-Risk Retirement Now Fund

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Balanced-Risk Retirement Now Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of its performance peer funds and specifically that many of the peer funds follow a more traditional asset allocation glide path than that of the Fund. The Board noted that the Fund’s asset allocation achieved through investing in underlying affiliated funds, and specifically its low equity concentration and high commodity concentration relative to peers, negatively impacted relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Balanced-Risk Retirement 2020 Fund

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Balanced-Risk Retirement 2020 Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of its performance peer funds and specifically that many of the peer funds follow a more traditional asset allocation glide path than that of the Fund. The Board noted that the Fund’s asset allocation achieved through investing in underlying affiliated funds, and specifically its low equity concentration and high commodity concentration relative to peers, negatively impacted relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Balanced-Risk Retirement 2030 Fund

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Balanced-Risk Retirement 2030 Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of its performance peer funds and specifically that many of the peer funds follow a more traditional asset allocation glide path than that of the Fund. The Board noted that the Fund’s asset allocation achieved through investing in underlying affiliated funds, and specifically its low equity concentration and high commodity concentration relative to peers, negatively impacted relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Balanced-Risk Retirement 2040 Fund

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Balanced-Risk Retirement 2040 Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of its performance peer funds and specifically that many of the peer funds follow a more traditional asset allocation glide path than that of the Fund. The Board noted that the Fund’s asset allocation achieved through investing in underlying affiliated funds, and specifically its low equity concentration and high commodity concentration relative to peers, negatively impacted relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Balanced-Risk Retirement 2050 Fund

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Balanced-Risk Retirement 2050 Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of its performance peer funds and specifically that many of the peer funds follow a more traditional asset allocation glide path than that of the Fund. The Board noted that the Fund’s asset allocation achieved through investing in underlying affiliated funds, and specifically its low equity concentration and high commodity concentration relative to peers, negatively impacted relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

47                         Invesco Balanced-Risk Retirement Funds

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Balanced-Risk Retirement Now Fund

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only five funds (including the Fund) in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

Invesco Balanced-Risk Retirement 2020 Fund

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by

Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

Invesco Balanced-Risk Retirement 2030 Fund

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expenses plus indirect expenses were in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses and in particular the impact of the indirect expenses associated with the Fund’s underlying investments on the Fund’s expense group ranking.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

Invesco Balanced-Risk Retirement 2040 Fund

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expenses plus indirect expenses were in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses and in particular the impact of the indirect expenses associated with the Fund’s underlying investments on the Fund’s expense group ranking.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the

48                         Invesco Balanced-Risk Retirement Funds

Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

Invesco Balanced-Risk Retirement 2050 Fund

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expenses plus indirect expenses were in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses and in particular the impact of the indirect expenses associated with the Fund’s underlying investments on the Fund’s expense group ranking.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge each Fund any advisory fees pursuant to each Fund’s investment advisory agreement, although the underlying funds in which each Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing a Fund because each Fund is a fund of funds and no advisory fee is charged to such Fund, although each Fund does incur its share of underlying fund fees and other allocable costs. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

The Board considered that the underlying holdings of each Fund generally will consist of affiliated mutual funds and affiliated and unaffiliated exchange traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds. The Board considers the receipt by

Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with each Fund.

49                         Invesco Balanced-Risk Retirement Funds

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526	Invesco Distributors, Inc.	IBRR-SAR-1

Semiannual Report to Shareholders	June 30, 2020

Invesco Convertible Securities Fund
Nasdaq:
A: CNSAX ∎ C: CNSCX ∎ Y: CNSDX ∎ R5: CNSIX ∎ R6: CNSFX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
10	Financial Statements
13	Financial Highlights
14	Notes to Financial Statements
19	Fund Expenses
20	Approval of Investment Advisory and Sub-Advisory Contracts

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

     We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

     In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                      Invesco Convertible Securities Fund

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	9.67%
Class C Shares	9.24
Class Y Shares	9.80
Class R5 Shares	9.78
Class R6 Shares	9.87
ICE BofAML U.S. Convertible Index▼ (Broad Market/Style-Specific Index)	7.25
Lipper Convertible Securities Funds Index∎ (Peer Group Index)	10.17

Source(s): ▼RIMES Technologies Corp. ∎Lipper Inc.

The ICE BofAML U.S. Convertible Index tracks the performance of US-dollar-denominated convertible securities that are not currently in bankruptcy and have total market values of more than $50 million at issuance.

    The Lipper Convertible Securities Funds Index is an unmanaged index considered representative of convertible securities funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                      Invesco Convertible Securities Fund

Average Annual Total Returns
As of 6/30/20, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	6.83%
10 Years	8.60
5 Years	6.40
1 Year	8.37

Class C Shares
Inception (7/28/97)	6.74%
10 Years	8.44
5 Years	6.79
1 Year	12.84

Class Y Shares
Inception (7/28/97)	7.35%
10 Years	9.48
5 Years	7.87
1 Year	14.94

Class R5 Shares
10 Years	9.51%
5 Years	7.89
1 Year	14.96

Class R6 Shares
10 Years	9.51%
5 Years	7.99
1 Year	15.08

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Morgan Stanley Convertible Securities Trust, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Convertible Securities Fund. Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are those for Class A, Class C and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 23, 2011. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                      Invesco Convertible Securities Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                      Invesco Convertible Securities Fund

Schedule of Investments(a)

June 30, 2020

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–78.50%

Airlines–1.45%
Southwest Airlines Co., Conv., 1.25%, 05/01/2025	$13,713,000	$16,538,303

Alternative Carriers–1.78%
GCI Liberty, Inc., Conv., 1.75%, 10/05/2023(b)(c)	14,487,000	20,324,924

Apparel Retail–1.19%
American Eagle Outfitters, Inc., Conv., 3.75%, 04/15/2025(b)	2,700,000	3,853,341

Burlington Stores, Inc., Conv., 2.25%, 04/15/2025(b)	8,579,000	9,792,500

		13,645,841

Apparel, Accessories & Luxury Goods–0.18%
Under Armour, Inc., Conv., 1.50%, 06/01/2024(b)	1,800,000	2,045,898

Application Software–15.67%
Alteryx, Inc., Conv., 1.00%, 08/01/2026(b)	4,260,000	4,878,412

Atlassian, Inc., Conv., 0.63%, 05/01/2023	9,100,000	20,268,779

Coupa Software, Inc., Conv.,
0.13%, 06/15/2025	5,550,000	10,116,520

0.38%, 06/15/2026(b)	4,030,000	4,673,835

Datadog, Inc., Conv., 0.13%, 06/15/2025(b)	6,279,000	7,444,088

DocuSign, Inc., Conv., 0.50%, 09/15/2023	8,450,000	20,582,550

Envestnet, Inc., Conv., 1.75%, 06/01/2023	3,655,000	4,514,361

Five9, Inc., Conv., 0.50%, 06/01/2025(b)	5,507,000	5,923,467

HubSpot, Inc., Conv., 0.38%, 06/01/2025(b)	4,877,000	5,230,583

j2 Global, Inc., Conv., 1.75%, 11/01/2026(b)	6,400,000	5,414,349

NICE Systems, Inc. (Israel), Conv., 1.25%, 01/15/2024	3,750,000	8,586,349

PagerDuty, Inc., Conv., 1.25%, 07/01/2025(b)	4,464,000	4,430,520

Pluralsight, Inc., Conv., 0.38%, 03/01/2024	9,096,000	8,075,746

Q2 Holdings, Inc., Conv., 0.75%, 06/01/2026	7,200,000	8,211,791

RealPage, Inc., Conv.,
1.50%, 11/15/2022	1,484,000	2,394,714

1.50%, 05/15/2025	7,232,000	7,812,165

RingCentral, Inc., Conv., 0.00%, 03/01/2025(b)(d)	9,900,000	10,649,340

Splunk, Inc., Conv.,
0.50%, 09/15/2023	9,400,000	13,571,020

1.13%, 06/15/2027(b)	2,193,000	2,347,288

	Principal Amount	Value

Application Software–(continued)
Workday, Inc., Conv., 0.25%, 10/01/2022	$8,500,000	$11,725,633

Zendesk, Inc., Conv.,
0.25%, 03/15/2023	4,500,000	6,723,512

0.63%, 06/15/2025(b)	5,300,000	5,680,135

		179,255,157

Automobile Manufacturers–2.83%
Tesla, Inc., Conv., 2.38%, 03/15/2022	7,605,000	25,215,896

Winnebago Industries, Inc., Conv., 1.50%, 04/01/2025(b)	5,850,000	7,195,500

		32,411,396

Biotechnology–5.98%
BioMarin Pharmaceutical, Inc., Conv., 1.25%, 05/15/2027(b)	12,825,000	14,989,502

Coherus Biosciences, Inc., Conv., 1.50%, 04/15/2026(b)	2,800,000	3,134,882

Exact Sciences Corp., Conv., 0.38%, 03/15/2027	10,100,000	10,513,614

Halozyme Therapeutics, Inc., Conv., 1.25%, 12/01/2024(b)	5,700,000	7,235,580

Insmed, Inc., Conv., 1.75%, 01/15/2025	6,000,000	5,861,250

Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	11,000,000	18,399,997

Sarepta Therapeutics, Inc., Conv., 1.50%, 11/15/2024	3,600,000	8,271,000

		68,405,825

Broadcasting–0.47%
Liberty Media Corp., Conv., 2.25%, 12/01/2021(b)(c)	5,275,000	5,389,117

Cable & Satellite–0.80%
DISH Network Corp., Conv., 3.38%, 08/15/2026	9,900,000	9,119,035

Casinos & Gaming–0.35%
Penn National Gaming, Inc., Conv., 2.75%, 05/15/2026	2,675,000	4,020,211

Communications Equipment–1.45%
Lumentum Holdings, Inc., Conv., 0.50%, 12/15/2026(b)	8,550,000	9,020,250

Viavi Solutions, Inc., Conv., 1.75%, 06/01/2023	6,723,000	7,523,018

		16,543,268

Data Processing & Outsourced Services–1.54%
Square, Inc., Conv., 0.50%, 05/15/2023	11,859,000	17,667,622

Diversified Banks–0.25%
JPMorgan Chase Bank N.A., Conv., 0.13%, 01/01/2023(b)	2,700,000	2,862,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                      Invesco Convertible Securities Fund

	Principal Amount	Value

Education Services–1.05%
Chegg, Inc., Conv., 0.13%, 03/15/2025	$8,450,000	$11,991,817

Electric Utilities–1.85%
American Electric Power Co., Inc., Conv. Investment Units, 6.13%, 03/15/2022	227,488	11,012,694

Southern Co. (The), Conv. Investment Units, 6.75%, 08/01/2022	230,473	10,154,640

		21,167,334

Electronic Components–0.52%
II–VI, Inc., Conv., 0.25%, 09/01/2022	5,000,000	5,939,189

Health Care Equipment–3.51%
CONMED Corp., Conv., 2.63%, 02/01/2024	4,242,000	4,460,808

DexCom, Inc., Conv.,
0.75%, 12/01/2023	3,600,000	8,939,452

0.25%, 11/15/2025(b)	6,930,000	7,129,163

Envista Holdings Corp., Conv., 2.38%, 06/01/2025(b)	5,000,000	6,098,484

Insulet Corp., Conv., 0.38%, 09/01/2026(b)	12,300,000	13,492,281

		40,120,188

Health Care Technology–1.16%
Livongo Health, Inc., Conv., 0.88%, 06/01/2025(b)	2,700,000	3,225,620

Tabula Rasa HealthCare, Inc., Conv., 1.75%, 02/15/2026(b)	2,640,000	2,714,877

Teladoc Health, Inc., Conv., 1.25%, 06/01/2027(b)	6,650,000	7,380,578

		13,321,075

Homefurnishing Retail–0.66%
RH, Conv., 0.00%, 06/15/2023(d)	5,350,000	7,498,341

Hotels, Resorts & Cruise Lines–1.08%
Carnival Corp., Conv., 5.75%, 04/01/2023(b)	2,028,000	3,272,548

NCL Corp. Ltd., Conv., 6.00%, 05/15/2024(b)	2,582,000	3,450,528

Royal Caribbean Cruises Ltd., Conv., 4.25%, 06/15/2023(b)	5,971,000	5,582,885

		12,305,961

Interactive Home Entertainment–1.78%

Sea Ltd. (Taiwan), Conv.,
1.00%, 12/01/2024(b)	3,725,000	8,038,091

2.38%, 12/01/2025(b)	4,005,000	5,568,737

Zynga, Inc., Conv., 0.25%, 06/01/2024	5,250,000	6,810,468

		20,417,296

Interactive Media & Services–3.02%
Match Group Financeco, Inc., Conv., 0.88%, 10/01/2022(b)	1,750,000	3,735,760

Snap, Inc., Conv., 0.75%, 08/01/2026(b)	7,793,000	9,765,603

	Principal Amount	Value

Interactive Media & Services–(continued)
Twitter, Inc., Conv., 0.25%, 06/15/2024	$6,500,000	$6,139,530

Zillow Group, Inc., Conv.,
1.50%, 07/01/2023	3,600,000	3,749,379

2.75%, 05/15/2025	9,507,000	11,101,419

		34,491,691

Internet & Direct Marketing Retail–4.46%
Booking Holdings, Inc., Conv., 0.75%, 05/01/2025(b)	10,104,000	12,532,163

Etsy, Inc., Conv., 0.13%, 10/01/2026(b)	5,500,000	7,526,946

Match Group Financeco 2, Inc., Conv., 0.88%, 06/15/2026(b)	11,350,000	13,998,320

MercadoLibre, Inc. (Argentina), Conv., 2.00%, 08/15/2028	4,500,000	10,307,308

Pinduoduo, Inc. (China), Conv., 0.00%, 10/01/2022(b)(c)(d)	3,250,000	6,601,562

		50,966,299

Internet Services & Infrastructure–4.74%
Akamai Technologies, Inc., Conv., 0.13%, 05/01/2025	12,600,000	15,753,809

MongoDB, Inc., Conv., 0.25%, 01/15/2026(b)	9,056,000	11,446,825

Okta, Inc., Conv., 0.13%, 09/01/2025(b)	12,725,000	15,793,739

Twilio, Inc., Conv., 0.25%, 06/01/2023	3,600,000	11,187,977

		54,182,350

Investment Banking & Brokerage–0.83%
JPMorgan Chase Financial Co. LLC, Conv., 0.25%, 05/01/2023(b)	9,850,000	9,542,187

IT Consulting & Other Services–0.63%
KBR, Inc., Conv., 2.50%, 11/01/2023	6,430,000	7,254,681

Leisure Products–0.39%
Callaway Golf Co., Conv., 2.75%, 05/01/2026(b)	3,600,000	4,451,494

Life Sciences Tools & Services–1.82%
Illumina, Inc., Conv., 0.00%, 08/15/2023(d)	10,840,000	11,880,209

Repligen Corp., Conv., 0.38%, 07/15/2024	7,119,000	8,956,414

		20,836,623

Multi-line Insurance–0.95%
AXA S.A. (France), Conv., 7.25%, 05/15/2021(b)	11,845,000	10,860,384

Oil & Gas Exploration & Production–1.59%
CNX Resources Corp., Conv., 2.25%, 05/01/2026(b)	6,300,000	5,812,792

Pioneer Natural Resources Co., Conv., 0.25%, 05/15/2025(b)	10,486,000	12,423,675

		18,236,467

Pharmaceuticals–0.26%
Revance Therapeutics, Inc., Conv., 1.75%, 02/15/2027(b)	3,050,000	2,988,504

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                      Invesco Convertible Securities Fund

	Principal Amount	Value

Restaurants–0.18%
Bloomin’ Brands, Inc., Conv., 5.00%, 05/01/2025(b)	$1,800,000	$2,063,335

Semiconductors–6.44%
Advanced Micro Devices, Inc., Conv., 2.13%, 09/01/2026	730,000	4,763,932

Cree, Inc., Conv., 1.75%, 05/01/2026(b)	7,904,000	11,164,400

Inphi Corp., Conv., 0.75%, 04/15/2025(b)	9,630,000	11,604,856

Microchip Technology, Inc., Conv., 1.63%, 02/15/2027	15,075,000	22,274,021

ON Semiconductor Corp., Conv., 1.00%, 12/01/2020	12,600,000	14,709,338

Silicon Laboratories, Inc., Conv., 0.63%, 06/15/2025(b)	8,475,000	9,141,711

		73,658,258

Specialty Stores–0.91%
Dick’s Sporting Goods, Inc., Conv., 3.25%, 04/15/2025(b)	3,600,000	5,000,993

National Vision Holdings, Inc., Conv., 2.50%, 05/15/2025(b)	4,500,000	5,391,285

		10,392,278

Systems Software–5.61%
Cloudflare, Inc., Conv., 0.75%, 05/15/2025(b)	4,462,000	5,399,020

CyberArk Software Ltd., Conv., 0.00%, 11/15/2024(b)(d)	4,500,000	4,207,365

Palo Alto Networks, Inc., Conv., 0.75%, 07/01/2023	14,100,000	15,107,826

Rapid7, Inc., Conv., 2.25%, 05/01/2025(b)	5,400,000	5,846,718

ServiceNow, Inc., Conv., 0.00%, 06/01/2022(d)	7,600,000	22,788,406

Varonis Systems, Inc., Conv., 1.25%, 08/15/2025(b)	1,785,000	2,086,979

Zscaler, Inc., Conv., 0.13%, 07/01/2025(b)	8,508,000	8,732,700

		64,169,014

Technology Hardware, Storage & Peripherals–0.58%
Western Digital Corp., Conv., 1.50%, 02/01/2024	7,000,000	6,615,238

Trucking–0.54%
Lyft, Inc., Conv., 1.50%, 05/15/2025(b)	5,600,000	6,214,046

Total U.S. Dollar Denominated Bonds & Notes (Cost $730,983,859)		897,912,647

	Shares

Preferred Stocks–17.97%
Auto Parts & Equipment–0.56%
Aptiv PLC, 5.50%, Series A, Conv. Pfd.	62,266	6,399,699

Diversified Banks–3.77%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	16,200	21,743,640

Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	16,500	21,400,500

		43,144,140

	Shares	Value

Electric Utilities–1.26%
NextEra Energy, Inc., 5.28%, Conv. Pfd.	295,011	$12,523,217

PG&E Corp., 5.50%, Conv. Pfd.	20,062	1,925,952

		14,449,169

Health Care Equipment–3.22%
Becton, Dickinson and Co., 6.00%, Series B, Conv. Pfd.	89,214	4,746,185

Boston Scientific Corp., 5.50%, Series A, Conv. Pfd.	117,781	12,330,493

Danaher Corp., 4.75%, Series A, Conv. Pfd.	15,900	19,825,233

		36,901,911

Industrial Machinery–2.46%
Fortive Corp., 5.00%, Series A, $50.00 Conv. Pfd.	14,400	12,401,424

Stanley Black & Decker, Inc., 5.25%, Conv. Pfd.	175,400	15,694,792

		28,096,216

Internet & Direct Marketing Retail–1.01%
2020 Cash Mandatory Exchangeable Trust, 5.25%, Conv. Pfd.(b)	5,400	5,521,770

2020 Mandatory Exchangeable Trust, 6.50%, Conv. Pfd.(b)	5,400	5,992,920

		11,514,690

Life Sciences Tools & Services–0.94%
Avantor, Inc., 6.25%, Series A, Conv. Pfd.	187,412	10,757,449

Multi-line Insurance–1.08%
Assurant, Inc., 6.50%, Series D, Conv. Pfd.	118,600	12,339,144

Multi–Utilities–0.74%
DTE Energy Co., 6.25%, Conv. Pfd.	110,130	4,660,701

Sempra Energy, 6.00%, Series A, Conv. Pfd.	38,800	3,791,924

		8,452,625

Semiconductors–1.97%
Broadcom, Inc., 8.00%, Series A, Conv. Pfd.	20,240	22,554,444

Water Utilities–0.96%
Essential Utilities, Inc., 6.00%, Conv. Pfd.	193,600	10,946,144

Total Preferred Stocks (Cost $196,305,257)		205,555,631

Money Market Funds–3.46%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(e)(f)	13,440,275	13,440,275

Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(e)(f)	10,725,016	10,732,524

Invesco Treasury Portfolio, Institutional Class, 0.08%(e)(f)	15,360,315	15,360,315

Total Money Market Funds (Cost $39,527,215)		39,533,114

TOTAL INVESTMENTS IN SECURITIES–99.93% (Cost $966,816,331)		1,143,001,392

OTHER ASSETS LESS LIABILITIES–0.07%		778,825

NET ASSETS–100.00%		$1,143,780,217

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                      Invesco Convertible Securities Fund

Investment Abbreviations:

Conv. – Convertible

Pfd. – Preferred

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2020 was $424,317,355, which represented 37.10% of the Fund’s Net Assets.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,637,921	$71,824,134	$(68,021,780)	$-	$-	$13,440,275	$34,490
Invesco Liquid Assets Portfolio, Institutional Class	6,960,135	52,358,075	(48,586,986)	5,125	(3,825)	10,732,524	39,076
Invesco Treasury Portfolio, Institutional Class	11,014,766	82,084,727	(77,739,178)	-	-	15,360,315	36,621
Total	$27,612,822	$206,266,936	$(194,347,944)	$5,125	$(3,825)	$39,533,114	$110,187

(f)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

Portfolio Composition

By sector, based on Net Assets as of June 30, 2020

Information Technology	39.15%

Health Care	16.90

Consumer Discretionary	14.84

Communication Services	7.85

Financials	6.88

Utilities	4.81

Industrials	4.45

Energy	1.59

Money Market Funds Plus Other Assets Less Liabilities	3.53

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                      Invesco Convertible Securities Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $927,289,116)	$1,103,468,278

Investments in affiliated money market funds, at value (Cost $39,527,215)	39,533,114

Receivable for:
Investments sold	7,955,183

Fund shares sold	1,601,715

Dividends	726,462

Interest	1,530,813

Investment for trustee deferred compensation and retirement plans	119,057

Other assets	70,830

Total assets	1,155,005,452

Liabilities:
Payable for:
Investments purchased	9,389,738

Fund shares reacquired	1,136,672

Accrued fees to affiliates	400,778

Accrued trustees’ and officers’ fees and benefits	2,116

Accrued other operating expenses	117,724

Trustee deferred compensation and retirement plans	178,207

Total liabilities	11,225,235

Net assets applicable to shares outstanding	$1,143,780,217

Net assets consist of:
Shares of beneficial interest	$885,764,505

Distributable earnings	258,015,712

$1,143,780,217

Net Assets:
Class A	$499,218,961

Class C	$64,843,107

Class Y	$534,147,569

Class R5	$1,332,539

Class R6	$44,238,041

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	18,620,821

Class C	2,431,085

Class Y	19,894,439

Class R5	49,696

Class R6	1,649,467

Class A:
Net asset value per share	$26.81

Maximum offering price per share (Net asset value of $26.81 ÷ 94.50%)	$28.37

Class C:
Net asset value and offering price per share	$26.67

Class Y:
Net asset value and offering price per share	$26.85

Class R5:
Net asset value and offering price per share	$26.81

Class R6:
Net asset value and offering price per share	$26.82

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                      Invesco Convertible Securities Fund

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Dividends	$6,689,297

Interest	3,666,415

Dividends from affiliated money market funds	110,187

Total investment income	10,465,899

Expenses:
Advisory fees	2,725,789

Administrative services fees	81,072

Custodian fees	4,054

Distribution fees:
Class A	533,167

Class C	303,802

Transfer agent fees — A, C and Y	653,550

Transfer agent fees — R5	611

Transfer agent fees — R6	3,851

Trustees’ and officers’ fees and benefits	10,616

Registration and filing fees	41,620

Reports to shareholders	27,499

Professional services fees	22,224

Other	7,289

Total expenses	4,415,144

Less: Fees waived and/or expense offset arrangement(s)	(18,207)

Net expenses	4,396,937

Net investment income	6,068,962

Realized and unrealized gain from:
Net realized gain from investment securities	76,644,430

Change in net unrealized appreciation of investment securities	14,484,417

Net realized and unrealized gain	91,128,847

Net increase in net assets resulting from operations	$97,197,809

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                      Invesco Convertible Securities Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30, 2020	December 31, 2019

Operations:

Net investment income	$6,068,962	$14,123,198

Net realized gain	76,644,430	66,256,693

Change in net unrealized appreciation	14,484,417	146,260,379

Net increase in net assets resulting from operations	97,197,809	226,640,270

Distributions to shareholders from distributable earnings:

Class A	(3,422,430)	(24,949,209)

Class C	(223,777)	(3,092,918)

Class Y	(4,426,276)	(31,816,123)

Class R5	(11,114)	(73,708)

Class R6	(382,188)	(2,498,671)

Total distributions from distributable earnings	(8,465,785)	(62,430,629)

Share transactions-net:

Class A	(13,546,172)	3,813,021

Class C	(5,996,961)	(26,924,130)

Class Y	(88,940,740)	(85,099,088)

Class R5	(101,556)	89,359

Class R6	(1,509,687)	(12,300,832)

Net increase (decrease) in net assets resulting from share transactions	(110,095,116)	(120,421,670)

Net increase (decrease) in net assets	(21,363,092)	43,787,971

Net assets:

Beginning of period	1,165,143,309	1,121,355,338

End of period	$1,143,780,217	$1,165,143,309

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                      Invesco Convertible Securities Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 06/30/20	$24.64	$0.13	$2.22	$2.35	$(0.18)	$–	$(0.18)	$26.81	9.67	%(d)	$499,219	0.89	%(d)(e)	0.89	%(d)(e)	1.03	%(d)(e)	40%
Year ended 12/31/19	21.42	0.28	4.28	4.56	(0.36)	(0.98)	(1.34)	24.64	21.42	(f)	473,599	0.90	(f)	0.90	(f)	1.13	(f)	57
Year ended 12/31/18	24.41	0.28	(0.62)	(0.34)	(0.57)	(2.08)	(2.65)	21.42	(1.71	)(g)	407,548	0.90	(g)	0.90	(g)	1.09	(g)	62
Year ended 12/31/17	23.10	0.33	2.04	2.37	(1.01)	(0.05)	(1.06)	24.41	10.42	(h)	653,121	0.93	(h)	0.93	(h)	1.36	(h)	39
Year ended 12/31/16	22.62	0.39	0.90	1.29	(0.81)	–	(0.81)	23.10	5.82	(i)	785,526	0.88	(i)	0.89	(i)	1.74	(i)	42
Year ended 12/31/15	23.88	0.30	(1.00)	(0.70)	(0.56)	–	(0.56)	22.62	(3.02	)(j)	755,534	0.86	(j)	0.87	(j)	1.26	(j)	45
Class C
Six months ended 06/30/20	24.51	0.03	2.22	2.25	(0.09)	–	(0.09)	26.67	9.24	(d)	64,843	1.65	(d)(e)	1.65	(d)(e)	0.27	(d)(e)	40
Year ended 12/31/19	21.31	0.10	4.26	4.36	(0.18)	(0.98)	(1.16)	24.51	20.54	(f)	65,607	1.63	(f)	1.63	(f)	0.40	(f)	57
Year ended 12/31/18	24.30	0.08	(0.62)	(0.54)	(0.37)	(2.08)	(2.45)	21.31	(2.48	)(g)	81,529	1.66	(g)	1.66	(g)	0.33	(g)	62
Year ended 12/31/17	23.00	0.15	2.03	2.18	(0.83)	(0.05)	(0.88)	24.30	9.57	(h)	95,218	1.69	(h)	1.69	(h)	0.60	(h)	39
Year ended 12/31/16	22.52	0.22	0.90	1.12	(0.64)	–	(0.64)	23.00	5.07	(i)	130,934	1.61	(i)	1.62	(i)	1.01	(i)	42
Year ended 12/31/15	23.77	0.14	(0.99)	(0.85)	(0.40)	–	(0.40)	22.52	(3.67	)(j)	187,743	1.54	(j)	1.55	(j)	0.58	(j)	45
Class Y
Six months ended 06/30/20	24.68	0.15	2.23	2.38	(0.21)	–	(0.21)	26.85	9.80		534,148	0.66	(e)	0.66	(e)	1.26	(e)	40
Year ended 12/31/19	21.44	0.33	4.30	4.63	(0.41)	(0.98)	(1.39)	24.68	21.73		582,112	0.67		0.67		1.36		57
Year ended 12/31/18	24.44	0.33	(0.62)	(0.29)	(0.63)	(2.08)	(2.71)	21.44	(1.51)		583,289	0.66		0.66		1.33		62
Year ended 12/31/17	23.13	0.39	2.04	2.43	(1.07)	(0.05)	(1.12)	24.44	10.68		594,284	0.69		0.69		1.60		39
Year ended 12/31/16	22.65	0.44	0.90	1.34	(0.86)	–	(0.86)	23.13	6.07		569,345	0.64		0.65		1.98		42
Year ended 12/31/15	23.91	0.36	(1.00)	(0.64)	(0.62)	–	(0.62)	22.65	(2.78)		1,107,497	0.62		0.63		1.50		45
Class R5
Six months ended 06/30/20	24.65	0.16	2.22	2.38	(0.22)	–	(0.22)	26.81	9.78		1,333	0.64	(e)	0.64	(e)	1.28	(e)	40
Year ended 12/31/19	21.43	0.34	4.29	4.63	(0.43)	(0.98)	(1.41)	24.65	21.74		1,334	0.64		0.64		1.39		57
Year ended 12/31/18	24.43	0.34	(0.62)	(0.28)	(0.64)	(2.08)	(2.72)	21.43	(1.49)		1,081	0.64		0.64		1.35		62
Year ended 12/31/17	23.11	0.39	2.06	2.45	(1.08)	(0.05)	(1.13)	24.43	10.78		1,585	0.64		0.64		1.65		39
Year ended 12/31/16	22.63	0.45	0.90	1.35	(0.87)	–	(0.87)	23.11	6.10		5,225	0.62		0.63		2.00		42
Year ended 12/31/15	23.89	0.37	(1.00)	(0.63)	(0.63)	–	(0.63)	22.63	(2.75)		3,912	0.57		0.58		1.55		45
Class R6
Six months ended 06/30/20	24.65	0.17	2.23	2.40	(0.23)	–	(0.23)	26.82	9.87		44,238	0.56	(e)	0.56	(e)	1.36	(e)	40
Year ended 12/31/19	21.43	0.36	4.29	4.65	(0.45)	(0.98)	(1.43)	24.65	21.82		42,492	0.56		0.56		1.47		57
Year ended 12/31/18	24.43	0.36	(0.62)	(0.26)	(0.66)	(2.08)	(2.74)	21.43	(1.41)		47,908	0.56		0.56		1.43		62
Year ended 12/31/17	23.12	0.42	2.04	2.46	(1.10)	(0.05)	(1.15)	24.43	10.82		36,751	0.57		0.57		1.72		39
Year ended 12/31/16	22.64	0.47	0.90	1.37	(0.89)	–	(0.89)	23.12	6.21		13,880	0.52		0.53		2.10		42
Year ended 12/31/15	23.90	0.39	(1.00)	(0.61)	(0.65)	–	(0.65)	22.64	(2.66)		16,731	0.49		0.50		1.63		45

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(d)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.23% and 0.99% for Class A and Class C shares, respectively.

(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $460,709, $61,612, $531,508, $1,275 and $41,689 for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

(f)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.23% and 0.96% for Class A and Class C shares, respectively.

(g)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% and 1.00% for Class A and Class C shares, respectively.

(h)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% and 1.00% for Class A and Class C shares, respectively.

(i)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% and 0.97% for Class A and Class C shares, respectively.

(j)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% and 0.92% for Class A and Class C shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                      Invesco Convertible Securities Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Convertible Securities Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

14                      Invesco Convertible Securities Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes –The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Other Risks - The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.

Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.

NOTE 2 – Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 750 million	0.520%
Next $250 million	0.470%
Next $500 million	0.420%
Next $500 million	0.395%
Next $1 billion	0.370%
Over $3 billion	0.345%

For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.50%.

15                      Invesco Convertible Securities Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $17,197.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A – up to 0.25% of the average daily net assets of Class A shares; and (2) Class C – up to 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly.

For the six months ended June 30, 2020, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2020, IDI advised the Fund that IDI retained $28,417 in front-end sales commissions from the sale of Class A shares and $249 and $2,281 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$–	$897,912,647	$–	$897,912,647
Preferred Stocks	205,555,631	–	–	205,555,631
Money Market Funds	39,533,114	–	–	39,533,114
Total Investments	$245,088,745	$897,912,647	$–	$1,143,001,392

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,010.

16                      Invesco Convertible Securities Fund

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $424,584,018 and $535,477,953, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$189,608,174

Aggregate unrealized (depreciation) of investments	(15,882,670)

Net unrealized appreciation of investments	$173,725,504

Cost of investments for tax purposes is $969,275,888.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended June 30, 2020(a)		Year ended December 31, 2019
	Shares	Amount	Shares	Amount

Sold:
Class A	1,002,635	$24,903,886	1,875,565	$45,048,199

Class C	202,552	4,891,610	269,090	6,491,808

Class Y	3,410,490	80,903,633	6,453,977	155,621,382

Class R5	2,589	64,933	5,673	138,324

Class R6	198,392	4,908,017	239,622	5,785,582

Issued as reinvestment of dividends:
Class A	118,732	2,751,590	854,735	20,795,311

Class C	7,658	176,427	109,379	2,645,873

Class Y	132,255	3,051,715	974,250	23,737,536

Class R5	476	10,992	2,995	72,919

Class R6	12,113	280,572	71,400	1,738,433

Automatic conversion of Class C shares to Class A shares:
Class A	75,936	1,886,686	774,427	18,122,374

Class C	(76,398)	(1,886,686)	(778,739)	(18,122,374)

17                      Invesco Convertible Securities Fund

	Summary of Share Activity

	Six months ended June 30, 2020(a)		Year ended December 31, 2019
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(1,795,911)	$(43,088,334)	(3,312,705)	$(80,152,863)

Class C	(379,604)	(9,178,312)	(749,298)	(17,939,437)

Class Y	(7,233,961)	(172,896,088)	(11,044,825)	(264,458,006)

Class R5	(7,493)	(177,481)	(4,984)	(121,884)

Class R6	(284,565)	(6,698,276)	(823,133)	(19,824,847)

Net increase (decrease) in share activity	(4,614,104)	$(110,095,116)	(5,082,571)	$(120,421,670)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

18                      Invesco Convertible Securities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(01/01/20)	(06/30/20)[1]	Period[2]	(06/30/20)	Period[2]	Ratio
Class A	$1,000.00	$1,096.70	$4.64	$1,020.44	$4.47	0.89%
Class C	1,000.00	1,092.40	8.58	1,016.66	8.27	1.65
Class Y	1,000.00	1,098.00	3.44	1,021.58	3.32	0.66
Class R5	1,000.00	1,097.80	3.34	1,021.68	3.22	0.64
Class R6	1,000.00	1,098.70	2.92	1,022.08	2.82	0.56

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

19                      Invesco Convertible Securities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Convertible Securities Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.

As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against ICE BofAML U.S. Convertible Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the Fund’s underweight exposure to, or lack of holding, certain securities as well as stock selection in certain sectors detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

20                      Invesco Convertible Securities Fund

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

21                      Invesco Convertible Securities Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526                        Invesco Distributors, Inc.                                                                                     MS-CSEC-SAR-1

Semiannual Report to Shareholders	June 30, 2020

Invesco Global Low Volatility Equity Yield Fund
Nasdaq: A: GTNDX ⬛ C: GNDCX ⬛ R: GTNRX ⬛ Y: GTNYX ⬛ R5: GNDIX ⬛ R6: GNDSX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
10	Financial Statements
13	Financial Highlights
14	Notes to Financial Statements
21	Fund Expenses
22	Approval of Investment Advisory and Sub-Advisory Contracts

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services

Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                             Invesco Global Low Volatility Equity Yield Fund

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-11.98%
Class C Shares	-12.30
Class R Shares	-12.09
Class Y Shares	-11.83
Class R5 Shares	-11.85
Class R6 Shares	-11.85
MSCI World Index▼ (Broad Market Index)	-5.77
Custom Invesco Global Low Volatility Equity Yield Index∎ (Style-Specific Index)	-4.92
Lipper Global Equity Income Funds Index♦ (Peer Group Index)	-13.16
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.; ♦Lipper Inc.

The MSCI World Index (Net) is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Custom Invesco Global Low Volatility Equity Yield Index is composed of the MSCI World Index through February 23, 2017 and the MSCI World 100% Hedged to USD Index thereafter. The MSCI World Index and MSCI World 100% Hedged to USD Index are considered representative of stocks of developed countries. The latter is 100% hedged to the USD. Both indexes are computed using the net return, which withholds applicable taxes for non-residents investors.

The Lipper Global Equity Income Funds Index is an unmanaged Index considered representative of global equity income funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                             Invesco Global Low Volatility Equity Yield Fund

Average Annual Total Returns
As of 6/30/20, including maximum applicable sales charges

Class A Shares
Inception (9/15/97)	4.70%
10 Years	5.64
5 Years	0.08
1 Year	-11.80

Class C Shares
Inception (1/2/98)	4.90%
10 Years	5.43
5 Years	0.45
1 Year	-8.38

Class R Shares
Inception (10/31/05)	2.88%
10 Years	5.96
5 Years	0.97
1 Year	-6.91

Class Y Shares
Inception (10/3/08)	4.72%
10 Years	6.49
5 Years	1.48
1 Year	-6.41

Class R5 Shares
Inception (4/30/04)	4.56%
10 Years	6.72
5 Years	1.59
1 Year	-6.38

Class R6 Shares
10 Years	6.37%
5 Years	1.47
1 Year	-6.38

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                             Invesco Global Low Volatility Equity Yield Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                             Invesco Global Low Volatility Equity Yield Fund

Schedule of Investments

June 30, 2020

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.75%
Australia–12.12%
AGL Energy Ltd.	14,642	$172,689
Aurizon Holdings Ltd.	206,067	701,603
BHP Group Ltd.	27,180	674,520
Coca-Cola Amatil Ltd.	93,181	558,568
Coles Group Ltd.	19,356	229,929
CSL Ltd.	2,428	481,358
Fortescue Metals Group Ltd.	66,165	634,867
JB Hi-Fi Ltd.	24,097	718,598
Magellan Financial Group Ltd.	17,331	705,427
Metcash Ltd.	136,324	255,989
Newcrest Mining Ltd.	10,809	240,989
Rio Tinto Ltd.	10,018	679,303
Rio Tinto PLC	4,109	231,213
Telstra Corp. Ltd.	334,195	723,455
Wesfarmers Ltd.	18,722	581,500
Woolworths Group Ltd.	30,856	795,714
		8,385,722

Belgium–0.17%
Colruyt S.A.	2,200	120,974

Canada–8.17%
B2Gold Corp.	77,084	438,339
BCE, Inc.	16,465	686,688
Emera, Inc.	14,541	572,172
Franco-Nevada Corp.	1,696	236,923
George Weston Ltd.	1,697	124,312
Gibson Energy, Inc.	14,327	222,989
Hydro One Ltd.(a)	35,109	660,233
Kinross Gold Corp.(b)	33,158	239,355
Loblaw Cos. Ltd.	4,900	238,611
Metro, Inc.	5,117	211,072
National Bank of Canada	4,925	223,178
Northland Power, Inc.	22,426	561,311
Open Text Corp.	9,958	422,863
Quebecor, Inc., Class B	32,100	689,715
Tourmaline Oil Corp.	14,581	127,487
		5,655,248

China–0.31%
BOC Hong Kong Holdings Ltd.	66,500	211,142

Denmark–2.03%
Carlsberg A/S, Class B	5,635	744,383
Coloplast A/S, Class B	2,185	338,738
Pandora A/S	5,957	323,386
		1,406,507

Egypt–0.83%
Centamin PLC	253,375	576,622

Finland–0.51%
Elisa OYJ	3,357	204,055
Orion OYJ, Class B	3,099	149,826
		353,881

	Shares	Value
France–0.22%
Sanofi	1,469	$149,455

Germany–2.66%
HelloFresh SE(b)	4,828	256,315
Merck KGaA	6,595	764,555
RWE AG	19,033	665,848
Telefonica Deutschland Holding AG	51,500	151,910
		1,838,628

Hong Kong–3.31%
CK Asset Holdings Ltd.	113,500	674,924
CK Hutchison Holdings Ltd.	47,000	301,295
CLP Holdings Ltd.	19,500	190,959
Hang Seng Bank Ltd.	10,900	184,039
HKT Trust & HKT Ltd.	124,000	182,266
Kerry Properties Ltd.	207,500	536,098
WH Group Ltd.	254,500	218,408
		2,287,989

Israel–1.01%
Teva Pharmaceutical Industries Ltd., ADR(b)	56,449	696,016

Italy–2.24%
Azimut Holding S.p.A.	33,510	571,563
DiaSorin S.p.A.	1,460	279,281
Enel S.p.A.	81,145	699,078
		1,549,922

Japan–7.67%
Dai Nippon Printing Co. Ltd.	28,500	652,766
ENEOS Holdings, Inc.	94,600	335,186
Haseko Corp.	12,600	158,688
Japan Post Holdings Co. Ltd.	46,900	333,505
Japan Tobacco, Inc.	30,200	560,326
KDDI Corp.	14,400	431,753
Mitsui & Co. Ltd.	45,500	672,808
NTT DOCOMO, Inc.	21,600	576,211
Ono Pharmaceutical Co. Ltd.	9,200	267,604
Sekisui House Ltd.	36,900	702,494
Toppan Printing Co. Ltd.	23,200	386,756
West Japan Railway Co.	4,100	229,899
		5,307,996

Jordan–0.85%
Hikma Pharmaceuticals PLC	21,454	589,686

Netherlands–3.27%
ASM International N.V.	2,688	414,564
Koninklijke Ahold Delhaize N.V.	23,598	642,604
Koninklijke KPN N.V.	211,375	559,844
Wolters Kluwer N.V.	8,291	646,784
		2,263,796

New Zealand–1.81%
a2 Milk Co. Ltd.(b)	24,521	316,412
Contact Energy Ltd.	179,123	729,862

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                             Invesco Global Low Volatility Equity Yield Fund

	Shares	Value
New Zealand–(continued)
Fisher & Paykel Healthcare Corp. Ltd.	9,117	$206,716
		1,252,990

Norway–1.01%
Orkla ASA	79,895	700,311

Portugal–0.21%
Jeronimo Martins SGPS S.A.	8,185	143,206

Singapore–0.37%
Singapore Telecommunications Ltd.	146,000	258,194

Spain–0.47%
Endesa S.A.	13,086	322,077

Sweden–3.05%
Atlas Copco AB, Class A	6,664	281,794
Atlas Copco AB, Class B	8,870	327,545
Essity AB, Class B	13,980	451,334
Getinge AB, Class B	9,377	173,793
Hennes & Mauritz AB, Class B	9,523	137,700
Skanska AB, Class B	14,333	291,067
Swedish Match AB	6,392	448,813
		2,112,046

Switzerland–3.76%
Barry Callebaut AG	67	127,694
LafargeHolcim Ltd.(b)	3,726	162,968
Logitech International S.A.	10,817	705,314
Novartis AG	8,886	772,110
Roche Holding AG	1,800	623,217
VAT Group AG(a)	1,147	209,116
		2,600,419

United Kingdom–3.96%
Avast PLC(a)	22,771	148,938
British American Tobacco PLC	15,959	613,168
GlaxoSmithKline PLC	35,682	722,987
Imperial Brands PLC	25,204	479,963
Tate & Lyle PLC	72,131	596,089
WM Morrison Supermarkets PLC	76,244	179,866
		2,741,011

United States–38.74%
AbbVie, Inc.	7,258	712,590
Amdocs Ltd.	5,175	315,054
Amgen, Inc.	2,642	623,142
Arrow Electronics, Inc.(b)	2,407	165,337
AT&T, Inc.	20,350	615,180
Best Buy Co., Inc.	7,295	636,635
Biogen, Inc.(b)	1,943	519,850
Camden Property Trust REIT	3,970	362,143
Campbell Soup Co.	11,543	572,879
Cardinal Health, Inc.	11,778	614,694
CenturyLink, Inc.	53,160	533,195
Charter Communications, Inc., Class A(b)	281	143,321
Citrix Systems, Inc.	4,143	612,791

	Shares	Value
United States–(continued)
DaVita, Inc.(b)	7,640	$604,630
DENTSPLY SIRONA, Inc.	14,109	621,643
Dollar General Corp.	3,642	693,837
eBay, Inc.	15,144	794,303
Electronic Arts, Inc.(b)	5,495	725,615
Entergy Corp.	6,781	636,126
Essex Property Trust, Inc. REIT	2,544	583,008
First Industrial Realty Trust, Inc. REIT	5,721	219,915
First Republic Bank	6,282	665,829
FirstEnergy Corp.	16,984	658,640
General Mills, Inc.	10,391	640,605
Gilead Sciences, Inc.	8,208	631,524
Hershey Co. (The)	1,133	146,859
Highwoods Properties, Inc. REIT	4,060	151,560
Investors Bancorp, Inc.	16,458	139,893
Kimberly-Clark Corp.	4,210	595,083
Kroger Co. (The)	20,778	703,335
Life Storage, Inc. REIT	2,925	277,729
Lowe’s Cos., Inc.	5,317	718,433
McKesson Corp.	4,521	693,612
MDU Resources Group, Inc.	7,903	175,289
Microsoft Corp.	3,570	726,531
Mid-America Apartment Communities, Inc. REIT	4,350	498,814
New York Community Bancorp, Inc.	65,968	672,874
NortonLifeLock, Inc.	29,676	588,475
Procter & Gamble Co. (The)	6,605	789,760
Regeneron Pharmaceuticals, Inc.(b)	1,111	692,875
Reliance Steel & Aluminum Co.	3,958	375,733
Southern Co. (The)	12,871	667,361
Target Corp.	5,535	663,813
United Therapeutics Corp.(b)	3,456	418,176
Verizon Communications, Inc.	11,733	646,840
Vertex Pharmaceuticals, Inc.(b)	2,237	649,423
Werner Enterprises, Inc.	3,911	170,246
Western Union Co. (The)	30,185	652,600
Xerox Holdings Corp.	21,194	324,056
Zynga, Inc., Class A(b)	80,358	766,615
		26,808,471
Total Common Stocks & Other Equity Interests (Cost $68,412,736)		68,332,309

Money Market Funds–0.47%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(c)(d)	112,827	112,827
Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(c)(d)	80,340	80,397
Invesco Treasury Portfolio, Institutional Class, 0.08%(c)(d)	128,946	128,945
Total Money Market Funds (Cost $322,169)		322,169
TOTAL INVESTMENTS IN SECURITIES–99.22% (Cost $68,734,905)		68,654,478
OTHER ASSETS LESS LIABILITIES–0.78%		539,778
NET ASSETS–100.00%		$69,194,256

Investment Abbreviations:

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                             Invesco Global Low Volatility Equity Yield Fund

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2020 was $1,018,287, which represented 1.47% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2020.

				Change in	Realized
	Value	Purchases	Proceeds	Unrealized	Gain	Value	Dividend
	December 31, 2019	at Cost	from Sales	Appreciation	(Loss)	June 30, 2020	Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$578,093	$3,131,846	$(3,597,112)	$-	$-	$112,827	$1,645
Invesco Liquid Assets Portfolio, Institutional Class	462,112	2,237,035	(2,618,762)	43	(31)	80,397	1,769
Invesco Treasury Portfolio, Institutional Class	660,678	3,579,252	(4,110,985)	-	-	128,945	1,794
Total	$1,700,883	$8,948,133	$(10,326,859)	$43	$(31)	$322,169	$5,208

(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2020

Health Care	18.78%
Consumer Staples	17.64
Communication Services	11.41
Utilities	9.70
Consumer Discretionary	9.23
Information Technology	7.34
Industrials	7.04
Materials	6.49
Financials	5.36
Real Estate	4.77
Energy	0.99
Money Market Funds Plus Other Assets Less Liabilities	1.25

Open Futures Contracts
	Number of	Expiration	Notional		Unrealized
Long Futures Contracts	Contracts	Month	Value	Value	Appreciation
Equity Risk
E-Mini S&P 500 Index	1	September-2020	$154,510	$6,158	$6,158
EURO STOXX 50 Index	2	September-2020	72,421	3,277	3,277
Total Futures Contracts				$9,435	$9,435

Open Forward Foreign Currency Contracts
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
Currency Risk
07/17/2020	Goldman Sachs International	AUD	687,074	USD	478,156	$3,964
07/17/2020	Goldman Sachs International	USD	576,401	SEK	5,371,395	141
07/17/2020	State Street Bank and Trust Co.	AUD	11,660,677	USD	8,066,157	18,413
07/17/2020	State Street Bank and Trust Co.	CAD	8,091,778	USD	6,005,614	45,006
07/17/2020	State Street Bank and Trust Co.	DKK	9,174,890	USD	1,387,888	4,169
07/17/2020	State Street Bank and Trust Co.	EUR	6,202,073	USD	6,994,313	24,065
07/17/2020	State Street Bank and Trust Co.	GBP	3,603,109	USD	4,556,077	91,041
07/17/2020	State Street Bank and Trust Co.	JPY	569,677,422	USD	5,278,129	1,186

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                             Invesco Global Low Volatility Equity Yield Fund

Open Forward Foreign Currency Contracts–(continued)
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
07/17/2020	State Street Bank and Trust Co.	NOK	8,416,889	USD	899,498	$24,989
07/17/2020	State Street Bank and Trust Co.	NZD	1,101,631	USD	713,657	2,734
07/17/2020	State Street Bank and Trust Co.	SEK	23,473,815	USD	2,532,573	12,996
07/17/2020	State Street Bank and Trust Co.	SGD	899,846	USD	645,935	217
07/17/2020	State Street Bank and Trust Co.	USD	36,558	NZD	56,807	101
Subtotal–Appreciation						229,022

Currency Risk
07/17/2020	Goldman Sachs International	CHF	504,794	USD	532,262	(759)
07/17/2020	Goldman Sachs International	USD	690,999	CAD	936,664	(1,028)
07/17/2020	Goldman Sachs International	USD	681,544	EUR	603,581	(3,205)
07/17/2020	Goldman Sachs International	USD	484,019	GBP	385,336	(6,504)
07/17/2020	Goldman Sachs International	USD	198,710	NOK	1,906,165	(661)
07/17/2020	Goldman Sachs International	USD	381,340	SGD	530,421	(716)
07/17/2020	State Street Bank and Trust Co.	CHF	1,879,403	USD	1,971,998	(12,499)
07/17/2020	State Street Bank and Trust Co.	USD	476,969	AUD	690,000	(758)
Subtotal–Depreciation						(26,130)
Total Forward Foreign Currency Contracts						$202,892

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – British Pound Sterling

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                             Invesco Global Low Volatility Equity Yield Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $68,412,736)	$68,332,309

Investments in affiliated money market funds, at value (Cost $322,169)	322,169

Other investments:
Variation margin receivable – futures contracts	26,841

Unrealized appreciation on forward foreign currency contracts outstanding	229,022

Foreign currencies, at value (Cost $412,031)	413,203

Receivable for:
Fund shares sold	5,852

Dividends	199,506

Investment for trustee deferred compensation and retirement plans	83,292

Other assets	32,715

Total assets	69,644,909

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	26,130

Payable for:
Fund shares reacquired	198,407

Accrued fees to affiliates	52,032

Accrued trustees’ and officers’ fees and benefits	1,574

Accrued other operating expenses	81,664

Trustee deferred compensation and retirement plans	90,846

Total liabilities	450,653

Net assets applicable to shares outstanding	$69,194,256

Net assets consist of:
Shares of beneficial interest	$81,866,684

Distributable earnings (loss)	(12,672,428)

$69,194,256

Net Assets:
Class A	$62,311,551

Class C	$2,015,804

Class R	$1,289,399

Class Y	$1,942,803

Class R5	$503,492

Class R6	$1,131,207

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	5,112,975

Class C	174,923

Class R	105,625

Class Y	159,050

Class R5	40,853

Class R6	91,773

Class A:
Net asset value per share	$12.19

Maximum offering price per share (Net asset value of $12.19 ÷ 94.50%)	$12.90

Class C:
Net asset value and offering price per share	$11.52

Class R:
Net asset value and offering price per share	$12.21

Class Y:
Net asset value and offering price per share	$12.22

Class R5:
Net asset value and offering price per share	$12.32

Class R6:
Net asset value and offering price per share	$12.33

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                             Invesco Global Low Volatility Equity Yield Fund

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $75,804)	$1,227,010

Dividends from affiliated money market funds	5,208

Total investment income	1,232,218

Expenses:
Advisory fees	292,085

Administrative services fees	5,904

Custodian fees	5,752

Distribution fees:
Class A	81,445

Class C	11,559

Class R	3,739

Transfer agent fees – A, C, R and Y	78,875

Transfer agent fees – R5	260

Transfer agent fees – R6	636

Trustees’ and officers’ fees and benefits	7,080

Registration and filing fees	33,588

Reports to shareholders	15,771

Professional services fees	28,446

Other	7,301

Total expenses	572,441

Less: Expenses reimbursed and/or expense offset arrangement(s)	(1,344)

Net expenses	571,097

Net investment income	661,121

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(6,258,295)

Foreign currencies	(21,889)

Forward foreign currency contracts	116,191

Futures contracts	(194,003)

(6,357,996)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(5,339,441)

Foreign currencies	(9,164)

Forward foreign currency contracts	850,262

Futures contracts	(2,788)

(4,501,131)

Net realized and unrealized gain (loss)	(10,859,127)

Net increase (decrease) in net assets resulting from operations	$(10,198,006)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                             Invesco Global Low Volatility Equity Yield Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30,	December 31,
	2020	2019

Operations:
Net investment income	$661,121	$1,853,544

Net realized gain (loss)	(6,357,996)	(478,228)

Change in net unrealized appreciation (depreciation)	(4,501,131)	12,113,363

Net increase (decrease) in net assets resulting from operations	(10,198,006)	13,488,679

Distributions to shareholders from distributable earnings:
Class A	(825,891)	(1,602,720)

Class C	(19,980)	(43,721)

Class R	(16,141)	(32,277)

Class Y	(29,548)	(63,499)

Class R5	(7,600)	(14,732)

Class R6	(18,538)	(38,444)

Total distributions from distributable earnings	(917,698)	(1,795,393)

Share transactions–net:
Class A	(2,849,862)	(5,363,314)

Class C	(399,318)	(4,650,579)

Class R	(269,318)	343,614

Class Y	(512,738)	380,379

Class R5	(8,314)	16,705

Class R6	(163,800)	(198,876)

Net increase (decrease) in net assets resulting from share transactions	(4,203,350)	(9,472,071)

Net increase (decrease) in net assets	(15,319,054)	2,221,215

Net assets:
Beginning of period	84,513,310	82,292,095

End of period	$69,194,256	$84,513,310

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                             Invesco Global Low Volatility Equity Yield Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 06/30/20	$14.04	$0.11		$(1.80)	$(1.69)	$(0.16)	$12.19	(11.92)%	$62,312	1.55	%(d)	1.55	%(d)	1.82	%(d)	39%
Year ended 12/31/19	12.23	0.29		1.81	2.10	(0.29)	14.04	17.26	74,917	1.59		1.59		2.19		103
Year ended 12/31/18	13.89	0.28	(e)	(1.70)	(1.42)	(0.24)	12.23	(10.39)	70,104	1.59		1.59		2.07	(e)	111
Year ended 12/31/17	12.37	0.38		1.55	1.93	(0.41)	13.89	15.77	88,550	1.65		1.65		2.83		78
Year ended 12/31/16	12.40	0.40		0.02	0.42	(0.45)	12.37	3.34	92,154	1.49		1.52		3.14		83
Year ended 12/31/15	13.89	0.48		(1.44)	(0.96)	(0.53)	12.40	(7.02)	108,429	1.48		1.52		3.60		94
Class C
Six months ended 06/30/20	13.27	0.06		(1.70)	(1.64)	(0.11)	11.52	(12.30)	2,016	2.30	(d)	2.30	(d)	1.07	(d)	39
Year ended 12/31/19	11.56	0.18		1.71	1.89	(0.18)	13.27	16.40	2,781	2.34		2.34		1.44		103
Year ended 12/31/18	13.13	0.17	(e)	(1.61)	(1.44)	(0.13)	11.56	(11.08)	6,782	2.34		2.34		1.32	(e)	111
Year ended 12/31/17	11.69	0.26		1.47	1.73	(0.29)	13.13	14.93	9,163	2.40		2.40		2.08		78
Year ended 12/31/16	11.72	0.28		0.02	0.30	(0.33)	11.69	2.56	10,283	2.24		2.27		2.39		83
Year ended 12/31/15	13.13	0.36		(1.37)	(1.01)	(0.40)	11.72	(7.74)	12,900	2.23		2.27		2.85		94
Class R
Six months ended 06/30/20	14.06	0.10		(1.81)	(1.71)	(0.14)	12.21	(12.02)	1,289	1.80	(d)	1.80	(d)	1.57	(d)	39
Year ended 12/31/19	12.25	0.26		1.81	2.07	(0.26)	14.06	16.95	1,818	1.84		1.84		1.94		103
Year ended 12/31/18	13.91	0.25	(e)	(1.71)	(1.46)	(0.20)	12.25	(10.60)	1,253	1.84		1.84		1.82	(e)	111
Year ended 12/31/17	12.38	0.35		1.56	1.91	(0.38)	13.91	15.55	1,496	1.90		1.90		2.58		78
Year ended 12/31/16	12.42	0.37		0.01	0.38	(0.42)	12.38	3.00	1,398	1.74		1.77		2.89		83
Year ended 12/31/15	13.91	0.44		(1.44)	(1.00)	(0.49)	12.42	(7.24)	1,388	1.73		1.77		3.35		94
Class Y
Six months ended 06/30/20	14.07	0.13		(1.80)	(1.67)	(0.18)	12.22	(11.76)	1,943	1.30	(d)	1.30	(d)	2.07	(d)	39
Year ended 12/31/19	12.26	0.33		1.80	2.13	(0.32)	14.07	17.52	2,910	1.34		1.34		2.44		103
Year ended 12/31/18	13.93	0.32	(e)	(1.72)	(1.40)	(0.27)	12.26	(10.21)	2,168	1.34		1.34		2.32	(e)	111
Year ended 12/31/17	12.39	0.41		1.58	1.99	(0.45)	13.93	16.20	4,714	1.40		1.40		3.08		78
Year ended 12/31/16	12.42	0.43		0.02	0.45	(0.48)	12.39	3.60	3,339	1.24		1.27		3.39		83
Year ended 12/31/15	13.92	0.52		(1.46)	(0.94)	(0.56)	12.42	(6.90)	4,257	1.23		1.27		3.85		94
Class R5
Six months ended 06/30/20	14.20	0.14		(1.83)	(1.69)	(0.19)	12.32	(11.78)	503	1.18	(d)	1.18	(d)	2.19	(d)	39
Year ended 12/31/19	12.38	0.35		1.83	2.18	(0.36)	14.20	17.69	594	1.17		1.17		2.61		103
Year ended 12/31/18	14.06	0.34	(e)	(1.73)	(1.39)	(0.29)	12.38	(10.05)	502	1.21		1.21		2.45	(e)	111
Year ended 12/31/17	12.52	0.44		1.57	2.01	(0.47)	14.06	16.27	1,042	1.24		1.24		3.24		78
Year ended 12/31/16	12.56	0.45		0.02	0.47	(0.51)	12.52	3.67	1,004	1.10		1.10		3.53		83
Year ended 12/31/15	14.08	0.56		(1.49)	(0.93)	(0.59)	12.56	(6.66)	2,004	1.05		1.05		4.03		94
Class R6
Six months ended 06/30/20	14.21	0.14		(1.83)	(1.69)	(0.19)	12.33	(11.77)	1,131	1.18	(d)	1.18	(d)	2.19	(d)	39
Year ended 12/31/19	12.38	0.35		1.84	2.19	(0.36)	14.21	17.77	1,494	1.17		1.17		2.61		103
Year ended 12/31/18	14.06	0.34	(e)	(1.73)	(1.39)	(0.29)	12.38	(10.03)	1,483	1.20		1.20		2.46	(e)	111
Year ended 12/31/17(f)	13.27	0.34		0.81	1.15	(0.36)	14.06	8.72	11	1.20	(g)	1.20	(g)	3.28	(g)	78
(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $65,488, $2,323, $1,503, $2,307, $522 and $1,279 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(e)

Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the year ended December 31, 2018. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.23 and 1.73%, $0.12 and 0.98%, $0.20 and 1.48%, $0.27 and 1.98%, $0.29 and 2.11% and $0.29 and 2.12% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Commencement date of April 4, 2017.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                             Invesco Global Low Volatility Equity Yield Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Global Low Volatility Equity Yield Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund’s investment objective is income and long-term growth of capital.

    The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The	following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

14                             Invesco Global Low Volatility Equity Yield Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the

15                             Invesco Global Low Volatility Equity Yield Fund

segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Other Risks – Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.800%
Next $250 million	0.780%
Next $500 million	0.760%
Next $1.5 billion	0.740%
Next $2.5 billion	0.720%
Next $2.5 billion	0.700%
Next $2.5 billion	0.680%
Over $10 billion	0.660%

    For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.80%.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

    The Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

    For the six months ended June 30, 2020, the Adviser waived advisory fees of $730.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2020, IDI advised the Fund that IDI retained $2,270 in front-end sales commissions from the sale of Class A shares and $4 and $33 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

16                             Invesco Global Low Volatility Equity Yield Fund

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$–	$8,385,722	$–	$8,385,722

Belgium	–	120,974	–	120,974

Canada	5,655,248	–	–	5,655,248

China	–	211,142	–	211,142

Denmark	–	1,406,507	–	1,406,507

Egypt	–	576,622	–	576,622

Finland	–	353,881	–	353,881

France	–	149,455	–	149,455

Germany	–	1,838,628	–	1,838,628

Hong Kong	–	2,287,989	–	2,287,989

Israel	696,016	–	–	696,016

Italy	–	1,549,922	–	1,549,922

Japan	–	5,307,996	–	5,307,996

Jordan	–	589,686	–	589,686

Netherlands	–	2,263,796	–	2,263,796

New Zealand	–	1,252,990	–	1,252,990

Norway	–	700,311	–	700,311

Portugal	–	143,206	–	143,206

Singapore	–	258,194	–	258,194

Spain	–	322,077	–	322,077

Sweden	–	2,112,046	–	2,112,046

Switzerland	–	2,600,419	–	2,600,419

United Kingdom	–	2,741,011	–	2,741,011

United States	26,808,471	–	–	26,808,471

Money Market Funds	322,169	–	–	322,169

Total Investments in Securities	33,481,904	35,172,574	–	68,654,478

Other Investments - Assets*

Forward Foreign Currency Contracts	–	229,022	–	229,022

Futures Contracts	9,435	–	–	9,435

	9,435	229,022	–	238,457

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(26,130)	–	(26,130)

Total Other Investments	9,435	202,892	–	212,327

Total Investments	$33,491,339	$35,375,466	$–	$68,866,805

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

17                                 Invesco Global Low Volatility Equity Yield Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2020:

	Value

Derivative Assets	Currency Risk	Equity Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$-	$9,435	$9,435

Unrealized appreciation on forward foreign currency contracts outstanding	229,022	-	229,022

Total Derivative Assets	229,022	9,435	238,457

Derivatives not subject to master netting agreements	-	(9,435)	(9,435)

Total Derivative Assets subject to master netting agreements	$229,022	$-	$229,022

	Value

Derivative Liabilities	Currency Risk	Equity Risk	Total

Unrealized depreciation on forward foreign currency contracts outstanding	$(26,130)	$-	$(26,130)

Derivatives not subject to master netting agreements	-	-	-

Total Derivative Liabilities subject to master netting agreements	$(26,130)	$-	$(26,130)

(a)	The daily variation margin receivable at period-end is recorded in the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2020.

	Financial	Financial
	Derivative	Derivative		Collateral
	Assets	Liabilities		(Received)/Pledged
	Forward Foreign	Forward Foreign	Net Value of			Net
Counterparty	Currency Contracts	Currency Contracts	Derivatives	Non-Cash	Cash	Amount

Goldman Sachs International	$4,105	$(12,873)	$(8,768)	$–	$–	$(8,768)

State Street Bank & Trust Co.	224,917	(13,257)	211,660	–	–	211,660

Total	$229,022	$(26,130)	$202,892	$–	$–	$202,892

Effect of Derivative Investments for the six months ended June 30, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Statement of Operations
	Currency	Equity
	Risk	Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$116,191	$-	$116,191

Futures contracts	-	(194,003)	(194,003)

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	850,262	-	850,262

Futures contracts	-	(2,788)	(2,788)

Total	$966,453	$(196,791)	$769,662

The table below summarizes the average notional value of derivatives held during the period.

	Forward
	Foreign Currency	Futures
	Contracts	Contracts

Average notional value	$44,888,127	$1,129,552

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $614.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be

18                             Invesco Global Low Volatility Equity Yield Fund

invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2019, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$6,881,460	$—	$6,881,460

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $27,790,939 and $30,532,666, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$5,709,596

Aggregate unrealized (depreciation) of investments	(5,106,627)

Net unrealized appreciation of investments	$602,969

Cost of investments for tax purposes is $68,263,836.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended June 30, 2020(a)		Year ended December 31, 2019
	Shares	Amount	Shares	Amount

Sold:
Class A	128,764	$1,502,596	215,597	$2,877,206

Class C	5,399	63,694	26,338	332,269

Class R	8,567	103,302	64,252	836,438

Class Y	5,196	67,045	98,609	1,299,008

Class R5	1,066	13,594	3,322	44,991

Class R6	9,375	122,600	25,306	343,860

Issued as reinvestment of dividends:
Class A	68,549	753,781	107,958	1,469,267

Class C	1,685	17,407	3,071	39,463

Class R	1,472	16,141	2,364	32,277

Class Y	2,308	25,413	4,085	55,810

Class R5	682	7,600	1,071	14,732

Class R6	1,509	16,789	2,578	35,471

Automatic conversion of Class C shares to Class A shares:
Class A	10,855	127,748	247,801	3,222,054

Class C	(11,487)	(127,748)	(262,179)	(3,222,054)

19                             Invesco Global Low Volatility Equity Yield Fund

	Summary of Share Activity

	Six months ended June 30, 2020(a)		Year ended December 31, 2019
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(431,491)	$(5,233,987)	(965,689)	$(12,931,841)

Class C	(30,277)	(352,671)	(144,094)	(1,800,257)

Class R	(33,692)	(388,761)	(39,574)	(525,101)

Class Y	(55,269)	(605,196)	(72,697)	(974,439)

Class R5	(2,690)	(29,508)	(3,148)	(43,018)

Class R6	(24,275)	(303,189)	(42,506)	(578,207)

Net increase (decrease) in share activity	(343,754)	$(4,203,350)	(727,535)	$(9,472,071)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 25% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

    The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

20                             Invesco Global Low Volatility Equity Yield Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(01/01/20)	(06/30/20)[1]	Period[2]	(06/30/20)	Period[2]	Ratio
Class A	$1,000.00	$880.20	$7.25	$1,017.16	$7.77	1.55%
Class C	1,000.00	877.00	10.73	1,013.43	11.51	2.30
Class R	1,000.00	879.10	8.41	1,015.91	9.02	1.80
Class Y	1,000.00	881.70	6.08	1,018.40	6.52	1.30
Class R5	1,000.00	881.50	5.52	1,019.00	5.92	1.18
Class R6	1,000.00	881.50	5.52	1,019.00	5.92	1.18

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

21                             Invesco Global Low Volatility Equity Yield Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Global Low Volatility Equity Yield Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Deutschland GmbH currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Global Low Volatility Equity Yield Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the valuation and price momentum components of the Fund’s multi-factor model investment process detracted from the Fund’s performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual and actual management fees were in the fourth quintile of its expense group and the Fund’s

22                             Invesco Global Low Volatility Equity Yield Fund

total expense ratio was in the fifth quintile of its expense group, and discussed with management reasons for such relative contractual and actual management fees and total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

23                             Invesco Global Low Volatility Equity Yield Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526	Invesco Distributors, Inc.	GLVEY-SAR-1

Semiannual Report to Shareholders	June 30, 2020

Invesco Income Allocation Fund

Nasdaq: A: ALAAX ⬛ C: CLIAX ⬛ R: RLIAX ⬛ Y: ALAYX ⬛ R5: ILAAX ⬛ R6: IIASX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Contracts

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services

Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                     Invesco Income Allocation Fund

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-6.85%
Class C Shares	-7.11
Class R Shares	-6.96
Class Y Shares	-6.73
Class R5 Shares	-6.64
Class R6 Shares	-6.73
S&P 500 Index▼ (Broad Market Index)	-3.08
Custom Invesco Income Allocation Index∎ (Style-Specific Index)	2.32
Lipper Mixed-Asset Target Allocation Conservative Funds Index◆ (Peer Group Index)	-1.19

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.; ◆Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Custom Invesco Income Allocation Index is composed of the following: the S&P 500 Index, MSCI EAFE Index, FTSE NAREIT Equity REITs Index and Bloomberg Barclays U.S. Universal Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors. The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts. The Bloomberg Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated taxable bonds that are rated investment grade or below investment grade.

    The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                     Invesco Income Allocation Fund

Average Annual Total Returns
As of 6/30/20, including maximum applicable sales charges

Class A Shares
Inception (10/31/05)	4.55%
10 Years	5.13
5 Years	2.44
1 Year	-7.99

Class C Shares
Inception (10/31/05)	4.42%
10 Years	4.93
5 Years	2.85
1 Year	-4.23

Class R Shares
Inception (10/31/05)	4.70%
10 Years	5.46
5 Years	3.35
1 Year	-2.84

Class Y Shares
Inception (10/3/08)	6.02%
10 Years	5.98
5 Years	3.87
1 Year	-2.35

Class R5 Shares
Inception (10/31/05)	5.23%
10 Years	5.99
5 Years	3.87
1 Year	-2.26

Class R6 Shares
10 Years	5.79%
5 Years	3.76
1 Year	-2.35

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                     Invesco Income Allocation Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                     Invesco Income Allocation Fund

Schedule of Investments

June 30, 2020

(Unaudited)

Invesco Income Allocation Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers-100.08%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	06/30/20	12/31/19	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	06/30/20	06/30/20

Alternative Funds-18.63%
Alerian MLP ETF(b)(c)	1.08%	$–	$10,304,841	$(2,757,641)	$64,313	$(1,998,047)	$350,929	227,450	$5,613,466

Invesco Global Real Estate Income Fund, Class R6	4.91%	29,531,636	4,709,427	(4,201,560)	(3,730,102)	(835,542)	430,546	3,347,419	25,473,859

Invesco Multi-Asset Income Fund, Class R6	9.95%	58,764,283	8,208,675	(6,311,120)	(7,458,544)	(1,632,801)	1,624,576	5,629,967	51,570,493

Invesco S&P High Income Infrastructure ETF	–	23,639,691	125,174	(23,916,420)	(1,781,592)	1,933,147	–	–	–

iShares Global Infrastructure ETF(b)	2.69%	–	20,029,201	(2,718,956)	(2,350,778)	(1,015,436)	159,692	364,169	13,944,031

Total Alternative Funds		111,935,610	43,377,318	(39,905,697)	(15,256,703)	(3,548,679)	2,565,743		96,601,849

Domestic Equity Funds-16.54%
Invesco Dividend Income Fund, Class R6	8.28%	50,186,524	6,517,923	(7,636,347)	(5,233,072)	(890,776)	681,404	2,093,820	42,944,252

Invesco S&P 500® Enhanced Value ETF	5.82%	35,532,260	12,616,175	(8,164,581)	(7,458,149)	(2,321,043)	537,373	1,083,381	30,204,662

Invesco S&P 500® High Dividend Low Volatility ETF	2.44%	14,766,077	3,600,652	(2,112,438)	(2,991,374)	(632,632)	356,336	383,666	12,630,285

Total Domestic Equity Funds		100,484,861	22,734,750	(17,913,366)	(15,682,595)	(3,844,451)	1,575,113		85,779,199

Fixed Income Funds-59.01%
Invesco Core Plus Bond Fund, Class R6	14.62%	85,058,522	4,413,148	(16,436,417)	2,832,813	(84,442)	799,409	6,641,860	75,783,624

Invesco Corporate Bond Fund, Class R6	3.87%	21,989,612	382,115	(2,555,049)	318,612	(75,626)	385,932	2,588,344	20,059,664

Invesco Emerging Markets Sovereign Debt ETF(c)	3.59%	20,669,380	2,131,957	(2,178,179)	(1,569,876)	(428,703)	507,273	695,466	18,624,579

Invesco Floating Rate Fund, Class R6	8.74%	51,842,393	3,125,090	(5,465,444)	(3,226,814)	(968,902)	1,140,537	6,712,048	45,306,323

Invesco High Yield Fund, Class R6	6.81%	39,702,748	3,097,303	(3,395,890)	(3,342,615)	(764,940)	1,253,671	9,591,469	35,296,606

Invesco Quality Income Fund, Class R5	11.87%	69,045,392	8,695,466	(16,801,363)	1,667,163	(1,042,745)	1,299,014	5,169,094	61,563,913

Invesco Taxable Municipal Bond ETF	3.55%	20,514,971	1,154,546	(4,026,292)	695,248	54,728	328,003	558,894	18,393,201

Invesco Variable Rate Preferred ETF	5.96%	35,182,113	3,662,626	(4,719,064)	(2,347,498)	(849,429)	736,969	1,320,049	30,928,748

Total Fixed Income Funds		344,005,131	26,662,251	(55,577,698)	(4,972,967)	(4,160,059)	6,450,808		305,956,658

Foreign Equity Funds-5.50%
Invesco S&P International Developed Low Volatility ETF	5.50%	32,202,183	5,855,671	(3,397,860)	(5,070,922)	(1,066,183)	449,094	1,033,438	28,522,889

Money Market Funds-0.40%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(d)	0.13%	1,955,994	30,506,398	(31,783,509)	–	–	4,698	678,883	678,883

Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(d)	0.12%	1,222,970	22,710,059	(23,334,300)	103	(3,008)	4,484	595,407	595,824

Invesco Treasury Portfolio, Institutional Class, 0.08%(d)	0.15%	2,235,422	34,864,454	(36,324,010)	–	–	5,228	775,866	775,866

Total Money Market Funds		5,414,386	88,080,911	(91,441,819)	103	(3,008)	14,410		2,050,573

TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $526,328,288)	100.08%	594,042,171	186,710,901	(208,236,440)	(40,983,084)	(12,622,380)	11,055,168		518,911,168

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Income Allocation Fund

Invesco Income Allocation Fund (continued)

Schedule of Investments in Affiliated and Unaffiliated Issuers-100.08%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	06/30/20	12/31/19	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	06/30/20	06/30/20

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.43%
Invesco Government & Agency Portfolio, Institutional Class	–	$–	$96,564,793	$(96,564,793)	$–	$–	$30,373	–	$–

Invesco Private Government Fund, 0.05%(d)(e)	1.82%	–	67,262,811	(57,811,955)	–	–	444	9,450,856	9,450,856

Invesco Private Prime Fund, 0.11%(d)(e)	0.61%	–	12,487,325	(9,337,965)	162	763	148	3,149,655	3,150,285

Invesco Liquid Assets Portfolio, Institutional Class	–	–	26,589,506	(26,585,803)	–	(3,703)	12,229	–	–

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,600,979)	2.43%	–	202,904,435	(190,300,516)	162	(2,940)	43,194		12,601,141

TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $538,929,267)	102.51%	$594,042,171	$389,615,336	$(398,536,956)	$(40,982,922)	$(12,625,320)	$11,098,362		$531,512,309

OTHER ASSETS LESS LIABILITIES	(2.51)%								(13,026,633)

NET ASSETS	100.00%								$518,485,676

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Not affiliated with Invesco Advisers, Inc.
(c)	All or a portion of this security was out on loan at June 30, 2020.
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.

Portfolio Composition*

By fund type, based on total investments

as of June 30, 2020

Fixed Income Funds	57.56%

Equity Funds	21.51

Alternative Funds	18.17

Money Market Funds	2.76

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Income Allocation Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $517,085,305)*	$511,954,812

Investments in unaffiliated underlying funds, at value (Cost $21,843,962)	19,557,497

Cash	394,738

Receivable for:
Fund shares sold	541,298

Dividends - affiliated underlying funds	866,998

Investment for trustee deferred compensation and retirement plans	51,807

Other assets	60,396

Total assets	533,427,546

Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	814,474

Fund shares reacquired	1,123,510

Collateral upon return of securities loaned	12,600,979

Accrued fees to affiliates	251,932

Accrued trustees’ and officers’ fees and benefits	1,628

Accrued other operating expenses	90,494

Trustee deferred compensation and retirement plans	58,853

Total liabilities	14,941,870

Net assets applicable to shares outstanding	$518,485,676

Net assets consist of:
Shares of beneficial interest	$547,193,873

Distributable earnings (loss)	(28,708,197)

$518,485,676

Net Assets:
Class A	$396,539,304

Class C	$65,827,342

Class R	$5,649,200

Class Y	$49,721,309

Class R5	$739,270

Class R6	$9,251

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	37,541,540

Class C	6,224,050

Class R	534,416

Class Y	4,707,841

Class R5	69,972

Class R6	876

Class A:
Net asset value per share	$10.56

Maximum offering price per share (Net asset value of $10.56 ÷ 94.50%)	$11.17

Class C:
Net asset value and offering price per share	$10.58

Class R:
Net asset value and offering price per share	$10.57

Class Y:
Net asset value and offering price per share	$10.56

Class R5:
Net asset value and offering price per share	$10.57

Class R6:
Net asset value and offering price per share	$10.56

*	At June 30, 2020, securities with an aggregate value of $12,318,804 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Income Allocation Fund

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Dividends from affiliated underlying funds (includes securities lending income of $ 43,194)	$10,587,741

Dividends from unaffiliated underlying funds	510,621

Total investment income	11,098,362

Expenses:
Administrative services fees	41,946

Custodian fees	1,068

Distribution fees:
Class A	504,823

Class C	351,497

Class R	15,241

Transfer agent fees – A, C, R and Y	291,677

Transfer agent fees – R5	790

Transfer agent fees – R6	23

Trustees’ and officers’ fees and benefits	9,318

Registration and filing fees	58,901

Reports to shareholders	18,115

Professional services fees	13,213

Other	5,071

Total expenses	1,311,683

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(440,122)

Net expenses	871,561

Net investment income	10,226,801

Realized and unrealized gain (loss) from:
Net realized (loss) from:
Affiliated underlying fund shares	(9,611,757)

Unaffiliated underlying fund shares	(3,013,483)

(12,625,240)

Change in net unrealized appreciation (depreciation) of:
Affiliated underlying fund shares	(38,696,457)

Unaffiliated underlying fund shares	(2,286,465)

(40,982,922)

Net realized and unrealized gain (loss)	(53,608,162)

Net increase (decrease) in net assets resulting from operations	$(43,381,361)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Income Allocation Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30, 2020	December 31, 2019

Operations:
Net investment income	$10,226,801	$22,852,766

Net realized gain (loss)	(12,625,240)	13,295,429

Change in net unrealized appreciation (depreciation)	(40,982,922)	38,867,482

Net increase (decrease) in net assets resulting from operations	(43,381,361)	75,015,677

Distributions to shareholders from distributable earnings:
Class A	(9,121,834)	(26,674,202)

Class C	(1,322,836)	(4,556,744)

Class R	(129,905)	(484,873)

Class Y	(1,403,397)	(4,643,584)

Class R5	(38,351)	(137,650)

Class R6	(1,561)	(11,990)

Total distributions from distributable earnings	(12,017,884)	(36,509,043)

Share transactions-net:
Class A	2,516,731	83,912,549

Class C	(5,048,287)	(38,519,905)

Class R	(562,030)	(2,412,111)

Class Y	(13,649,458)	8,437,377

Class R5	(793,855)	(235,925)

Class R6	(173,604)	30,921

Net increase (decrease) in net assets resulting from share transactions	(17,710,503)	51,212,906

Net increase (decrease) in net assets	(73,109,748)	89,719,540

Net assets:
Beginning of period	591,595,424	501,875,884

End of period	$518,485,676	$591,595,424

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Income Allocation Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (d)
Class A
Six months ended 06/30/20	$11.60	$0.20	$(1.00)	$(0.80)	$(0.24)	$–	$(0.24)	$10.56	(6.85)%	$396,539	0.25	%(e)	0.41	%(e)	3.85	%(e)	18%
Year ended 12/31/19	10.76	0.49	1.12	1.61	(0.53)	(0.24)	(0.77)	11.60	15.19	434,337	0.25		0.44		4.28		14
Year ended 12/31/18	11.70	0.44	(0.96)	(0.52)	(0.42)	–	(0.42)	10.76	(4.53)	323,945	0.25		0.45		3.86		20
Year ended 12/31/17	11.21	0.38	0.50	0.88	(0.39)	–	(0.39)	11.70	7.99	391,850	0.25		0.46		3.32		8
Year ended 12/31/16	10.66	0.40	0.56	0.96	(0.36)	(0.05)	(0.41)	11.21	9.15	372,141	0.25		0.46		3.64		38
Year ended 12/31/15	11.18	0.37	(0.48)	(0.11)	(0.40)	(0.01)	(0.41)	10.66	(1.08)	282,690	0.25		0.48		3.37		1
Class C
Six months ended 06/30/20	11.61	0.17	(1.00)	(0.83)	(0.20)	–	(0.20)	10.58	(7.11)	65,827	1.00	(e)	1.16	(e)	3.10	(e)	18
Year ended 12/31/19	10.78	0.41	1.10	1.51	(0.44)	(0.24)	(0.68)	11.61	14.22	78,374	1.00		1.19		3.53		14
Year ended 12/31/18	11.71	0.35	(0.94)	(0.59)	(0.34)	–	(0.34)	10.78	(5.15)	110,370	1.00		1.20		3.11		20
Year ended 12/31/17	11.22	0.30	0.50	0.80	(0.31)	–	(0.31)	11.71	7.18	147,051	1.00		1.21		2.57		8
Year ended 12/31/16	10.67	0.32	0.56	0.88	(0.28)	(0.05)	(0.33)	11.22	8.33	125,281	1.00		1.21		2.89		38
Year ended 12/31/15	11.19	0.29	(0.49)	(0.20)	(0.31)	(0.01)	(0.32)	10.67	(1.81)	101,367	1.00		1.23		2.62		1
Class R
Six months ended 06/30/20	11.60	0.19	(0.99)	(0.80)	(0.23)	–	(0.23)	10.57	(6.88)	5,649	0.50	(e)	0.66	(e)	3.60	(e)	18
Year ended 12/31/19	10.77	0.46	1.11	1.57	(0.50)	(0.24)	(0.74)	11.60	14.80	6,847	0.50		0.69		4.03		14
Year ended 12/31/18	11.70	0.40	(0.94)	(0.54)	(0.39)	–	(0.39)	10.77	(4.68)	8,601	0.50		0.70		3.61		20
Year ended 12/31/17	11.22	0.35	0.49	0.84	(0.36)	–	(0.36)	11.70	7.63	6,949	0.50		0.71		3.07		8
Year ended 12/31/16	10.67	0.37	0.56	0.93	(0.33)	(0.05)	(0.38)	11.22	8.87	5,016	0.50		0.71		3.39		38
Year ended 12/31/15	11.19	0.35	(0.49)	(0.14)	(0.37)	(0.01)	(0.38)	10.67	(1.32)	3,058	0.50		0.73		3.12		1
Class Y
Six months ended 06/30/20	11.60	0.22	(1.01)	(0.79)	(0.25)	–	(0.25)	10.56	(6.73)	49,721	0.00	(e)	0.16	(e)	4.10	(e)	18
Year ended 12/31/19	10.76	0.52	1.11	1.63	(0.55)	(0.24)	(0.79)	11.60	15.48	70,139	0.00		0.19		4.53		14
Year ended 12/31/18	11.70	0.47	(0.96)	(0.49)	(0.45)	–	(0.45)	10.76	(4.29)	57,009	0.00		0.20		4.11		20
Year ended 12/31/17	11.21	0.41	0.50	0.91	(0.42)	–	(0.42)	11.70	8.26	76,898	0.00		0.21		3.57		8
Year ended 12/31/16	10.66	0.43	0.56	0.99	(0.39)	(0.05)	(0.44)	11.21	9.42	35,002	0.00		0.21		3.89		38
Year ended 12/31/15	11.18	0.40	(0.49)	(0.09)	(0.42)	(0.01)	(0.43)	10.66	(0.83)	14,578	0.00		0.23		3.62		1
Class R5
Six months ended 06/30/20	11.60	0.22	(1.00)	(0.78)	(0.25)	–	(0.25)	10.57	(6.64)	739	0.00	(e)	0.15	(e)	4.10	(e)	18
Year ended 12/31/19	10.77	0.52	1.10	1.62	(0.55)	(0.24)	(0.79)	11.60	15.37	1,712	0.00		0.16		4.53		14
Year ended 12/31/18	11.70	0.47	(0.95)	(0.48)	(0.45)	–	(0.45)	10.77	(4.20)	1,807	0.00		0.18		4.11		20
Year ended 12/31/17	11.21	0.41	0.50	0.91	(0.42)	–	(0.42)	11.70	8.26	2,105	0.00		0.20		3.57		8
Year ended 12/31/16	10.66	0.43	0.56	0.99	(0.39)	(0.05)	(0.44)	11.21	9.42	825	0.00		0.18		3.89		38
Year ended 12/31/15	11.18	0.40	(0.49)	(0.09)	(0.42)	(0.01)	(0.43)	10.66	(0.83)	850	0.00		0.20		3.62		1
Class R6
Six months ended 06/30/20	11.60	0.23	(1.02)	(0.79)	(0.25)	–	(0.25)	10.56	(6.73)	9	0.00	(e)	0.13	(e)	4.10	(e)	18
Year ended 12/31/19	10.77	0.53	1.09	1.62	(0.55)	(0.24)	(0.79)	11.60	15.37	187	0.00		0.13		4.53		14
Year ended 12/31/18	11.70	0.47	(0.95)	(0.48)	(0.45)	–	(0.45)	10.77	(4.20)	145	0.00		0.15		4.11		20
Year ended 12/31/17(f)	11.42	0.31	0.28	0.59	(0.31)	–	(0.31)	11.70	5.25	10	0.00	(g)	0.17	(g)	3.57	(g)	8

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.52%, 0.52%, 0.56%, 0.54%, 0.58% and 0.62% for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $406,129, $70,696, $6,131, $59,205, $1,589 and $65 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Commencement date of April 04, 2017.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Income Allocation Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Income Allocation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is current income and, secondarily, growth of capital.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”), an affiliate of Invesco. Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds, as a result of having the same investment adviser, are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

12                     Invesco Income Allocation Fund

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the

13                     Invesco Income Allocation Fund

“Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2021, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.25%, 1.00%, 0.50%, 0.00%, 0.00% and 0.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $147,086 and reimbursed class level expenses of $218,492, $38,033, $3,298, $31,853, $790 and $24 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2020, IDI advised the Fund that IDI retained $36,413 in front-end sales commissions from the sale of Class A shares and $20,332 and $1,205 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$497,303,098	$–	$–	$497,303,098
Unaffiliated Issuers	19,557,497	–	–	19,557,497
Money Market Funds	2,050,573	12,601,141	–	14,651,714
Total Investments	$518,911,168	$12,601,141	$–	$531,512,309

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $546.

14                     Invesco Income Allocation Fund

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $98,629,990 and $116,344,402, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$16,417,656

Aggregate unrealized (depreciation) of investments	(31,739,595)

Net unrealized appreciation (depreciation) of investments	$(15,321,939)

Cost of investments for tax purposes is $546,834,248.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended June 30, 2020(a)		Year ended December 31, 2019
	Shares	Amount	Shares	Amount

Sold:
Class A	6,664,923	$71,865,265	8,492,067	$98,580,604

Class C	1,051,425	11,530,239	1,907,647	22,063,370

Class R	76,486	817,968	182,554	2,114,866

Class Y	1,033,564	11,549,624	2,616,846	29,881,840

Class R5	31,180	348,350	20,360	234,314

Class R6	253	2,974	3,078	35,624

Issued as reinvestment of dividends:
Class A	728,689	7,617,172	1,999,930	23,046,014

Class C	103,511	1,083,877	334,217	3,851,900

Class R	12,382	129,608	42,126	484,872

Class Y	95,894	1,004,040	316,702	3,646,482

Class R5	3,666	38,060	11,873	136,739

Class R6	115	1,339	977	11,254

Automatic conversion of Class C shares to Class A shares:
Class A	83,217	900,259	3,840,610	42,657,750

Class C	(83,112)	(900,259)	(3,837,119)	(42,657,750)

15                     Invesco Income Allocation Fund

	Summary of Share Activity

	Six months ended June 30, 2020(a)		Year ended December 31, 2019
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(7,387,346)	$(77,865,965)	(6,973,058)	$(80,371,819)

Class C	(1,597,615)	(16,762,144)	(1,896,143)	(21,777,425)

Class R	(144,500)	(1,509,606)	(433,219)	(5,011,849)

Class Y	(2,470,302)	(26,203,122)	(2,181,035)	(25,090,945)

Class R5	(112,445)	(1,180,265)	(52,463)	(606,978)

Class R6	(15,618)	(177,917)	(1,378)	(15,957)

Net increase (decrease) in share activity	(1,925,633)	$(17,710,503)	4,394,572	$51,212,906

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

16                     Invesco Income Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$931.50	$1.20	$1,023.62	$1.26	0.25%
Class C	1,000.00	928.90	4.80	1,019.89	5.02	1.00
Class R	1,000.00	931.20	2.40	1,022.38	2.51	0.50
Class Y	1,000.00	932.70	0.00	1,024.86	0.00	0.00
Class R5	1,000.00	933.60	0.00	1,024.86	0.00	0.00
Class R6	1,000.00	932.70	0.00	1,024.86	0.00	0.00

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17                     Invesco Income Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Income Allocation Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Income Allocation Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period, the third quintile for the three year period and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified

18                     Invesco Income Allocation Fund

percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated and unaffiliated exchange traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.

19                     Invesco Income Allocation Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526	Invesco Distributors, Inc.	INCAL-SAR-1

Semiannual Report to Shareholders	June 30, 2020

Invesco Small Cap Growth Fund
Nasdaq:
A: GTSAX ∎ C: GTSDX ∎ R: GTSRX ∎ Y: GTSYX ∎ Investor: GTSIX ∎ R5: GTSVX ∎ R6: GTSFX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Contracts

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.

2                         Invesco Small Cap Growth Fund

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.34%
Class C Shares	4.93
Class R Shares	5.19
Class Y Shares	5.48
Investor Class Shares	5.38
Class R5 Shares	5.55
Class R6 Shares	5.59
S&P 500 Index ▼ (Broad Market Index)	–3.08
Russell 2000 Growth Index ▼ (Style-Specific Index)	–3.06
Lipper Small-Cap Growth Funds Index ∎ (Peer Group Index)	1.87

Source(s): ▼ RIMES Technologies Corp.; ∎ Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 2000® Growth Index is an unmanaged index considered representative of small-cap growth stocks. The Russell 2000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Small-Cap Growth Funds Index is an unmanaged index considered representative of small-cap growth funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                         Invesco Small Cap Growth Fund

Average Annual Total Returns
As of 6/30/20, including maximum applicable sales charges

Class A Shares
Inception (10/18/95)	10.35%
10 Years	13.30
5 Years	7.17
1 Year	3.00

Class C Shares
Inception (5/3/99)	8.65%
10 Years	13.09
5 Years	7.57
1 Year	7.27

Class R Shares
Inception (6/3/02)	9.01%
10 Years	13.65
5 Years	8.12
1 Year	8.72

Class Y Shares
Inception (10/3/08)	12.68%
10 Years	14.23
5 Years	8.66
1 Year	9.28

Investor Class Shares
Inception (4/7/06)	9.02%
10 Years	13.95
5 Years	8.41
1 Year	9.06

Class R5 Shares
Inception (3/15/02)	9.13%
10 Years	14.39
5 Years	8.79
1 Year	9.40

Class R6 Shares
10 Years	14.36%
5 Years	8.90
1 Year	9.51

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                         Invesco Small Cap Growth Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                         Invesco Small Cap Growth Fund

Schedule of Investments(a)

June 30, 2020

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.03%
Aerospace & Defense–1.81%
Aerojet Rocketdyne Holdings, Inc.(b)	394,285	$15,629,457

Cubic Corp.	389,263	18,696,302

Mercury Systems, Inc.(b)	241,118	18,966,342

		53,292,101

Alternative Carriers–1.41%
Cogent Communications Holdings, Inc.	226,997	17,560,488

Iridium Communications, Inc.(b)	939,361	23,897,344

		41,457,832

Application Software–14.18%
Anaplan, Inc.(b)	462,618	20,961,222

Avalara, Inc.(b)	156,085	20,773,353

Bill.Com Holdings, Inc.(b)	301,807	27,226,009

Blackline, Inc.(b)	434,775	36,047,195

Fair Isaac Corp.(b)	72,190	30,178,308

Five9, Inc.(b)	233,976	25,894,124

Guidewire Software, Inc.(b)	211,407	23,434,466

HubSpot, Inc.(b)	151,185	33,918,355

LivePerson, Inc.(b)	581,838	24,105,548

Nuance Communications, Inc.(b)	1,017,618	25,750,824

Pegasystems, Inc.	308,769	31,238,160

Q2 Holdings, Inc.(b)	506,489	43,451,691

RealPage, Inc.(b)	426,833	27,748,413

Smartsheet, Inc., Class A(b)	392,546	19,988,442

Zendesk, Inc.(b)	295,160	26,130,515

		416,846,625

Auto Parts & Equipment–1.28%
Fox Factory Holding Corp.(b)	310,161	25,622,400

Visteon Corp.(b)	175,184	12,000,104

		37,622,504

Biotechnology–7.88%
Abcam PLC (United Kingdom)	1,286,768	21,234,986

Agios Pharmaceuticals, Inc.(b)	363,194	19,423,615

CareDx, Inc.(b)	931,348	32,997,660

Halozyme Therapeutics, Inc.(b)	972,936	26,084,414

Heron Therapeutics, Inc.(b)	801,249	11,786,373

Immunomedics, Inc.(b)	424,625	15,048,710

Iovance Biotherapeutics, Inc.(b)	346,227	9,503,931

Natera, Inc.(b)	602,119	30,021,654

Neurocrine Biosciences, Inc.(b)	219,374	26,763,628

Sage Therapeutics, Inc.(b)	301,573	12,539,405

Twist Bioscience Corp.(b)	580,471	26,295,336

		231,699,712

Brewers–0.85%
Boston Beer Co., Inc. (The), Class A(b)	46,695	25,058,872

Building Products–2.22%
Armstrong World Industries, Inc.	218,658	17,046,578

Builders FirstSource, Inc.(b)	1,237,339	25,612,917

Trex Co., Inc.(b)	173,391	22,552,967

		65,212,462

	Shares	Value

Casinos & Gaming–2.36%
Eldorado Resorts, Inc.(b)(c)	998,993	$40,019,660

Penn National Gaming, Inc.(b)	956,080	29,198,683

		69,218,343

Construction & Engineering–0.77%
AECOM(b)	599,874	22,543,265

Construction Materials–0.59%
Martin Marietta Materials, Inc.	84,120	17,376,668

Consumer Finance–0.83%
LendingTree, Inc.(b)(c)	84,363	24,425,619

Data Processing & Outsourced Services–0.63%
Black Knight, Inc.(b)	253,055	18,361,671

Distributors–0.75%
Pool Corp.	80,693	21,938,006

Diversified Support Services–0.80%
IAA, Inc.(b)	468,003	18,050,876

KAR Auction Services, Inc.	403,514	5,552,352

		23,603,228

Education Services–1.44%
Bright Horizons Family Solutions, Inc.(b)	202,942	23,784,803

Strategic Education, Inc.	121,162	18,616,541

		42,401,344

Electrical Components & Equipment–0.76%
Generac Holdings, Inc.(b)	182,882	22,298,802

Electronic Components–1.59%
II-VI, Inc.(b)	483,819	22,845,933

Littelfuse, Inc.	139,392	23,784,457

		46,630,390

Electronic Equipment & Instruments–1.68%
OSI Systems, Inc.(b)	85,023	6,346,117

Trimble, Inc.(b)	502,994	21,724,311

Zebra Technologies Corp., Class A(b)	82,846	21,204,433

		49,274,861

Electronic Manufacturing Services–1.50%
Fabrinet (Thailand)(b)	348,157	21,731,960

IPG Photonics Corp.(b)	139,684	22,403,917

		44,135,877

Environmental & Facilities Services–0.81%
Clean Harbors, Inc.(b)	396,476	23,780,631

Financial Exchanges & Data–0.73%
Morningstar, Inc.	152,662	21,520,762

Footwear–0.43%
Steven Madden Ltd.	509,087	12,569,358

General Merchandise Stores–0.92%
Ollie’s Bargain Outlet Holdings, Inc.(b)	277,740	27,121,311

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Small Cap Growth Fund

	Shares	Value

Health Care Equipment–8.52%
AtriCure, Inc.(b)	601,962	$27,058,192

CONMED Corp.	274,630	19,770,614

CryoPort, Inc.(b)(c)	563,609	17,049,172

Insulet Corp.(b)	106,940	20,774,164

iRhythm Technologies, Inc.(b)	242,818	28,140,178

Masimo Corp.(b)	138,251	31,519,846

Mesa Laboratories, Inc.	92,073	19,961,426

Nevro Corp.(b)	173,938	20,780,373

Penumbra, Inc.(b)	153,790	27,500,728

Tandem Diabetes Care, Inc.(b)	382,526	37,839,472

		250,394,165

Health Care Services–1.89%
Chemed Corp.	48,053	21,675,267

LHC Group, Inc.(b)	194,890	33,973,225

		55,648,492

Home Improvement Retail–0.92%
Floor & Decor Holdings, Inc., Class A(b)	469,756	27,081,433

Human Resource & Employment Services–0.16%
ASGN, Inc.(b)	70,488	4,700,140

Industrial Machinery–4.19%
Evoqua Water Technologies Corp.(b)	1,198,940	22,300,284

Kennametal, Inc.	504,076	14,472,022

Kornit Digital Ltd. (Israel)(b)	413,989	22,098,734

Nordson Corp.	134,027	25,426,262

Timken Co. (The)	419,923	19,102,297

Welbilt, Inc.(b)	3,260,441	19,856,086

		123,255,685

Industrial REITs–0.72%
EastGroup Properties, Inc.	178,596	21,183,272

Insurance Brokers–1.15%
eHealth, Inc.(b)	282,506	27,753,389

Goosehead Insurance, Inc., Class A(b)	79,879	6,003,706

		33,757,095

Internet & Direct Marketing Retail–1.59%
Etsy, Inc.(b)	440,180	46,760,321

Investment Banking & Brokerage–0.98%
LPL Financial Holdings, Inc.	368,361	28,879,502

Leisure Facilities–0.67%
Planet Fitness, Inc., Class A(b)	326,907	19,800,757

Life Sciences Tools & Services–9.60%
10X Genomics, Inc., Class A(b)	310,522	27,732,720

Adaptive Biotechnologies Corp.(b)	462,138	22,358,236

Avantor, Inc.(b)	1,530,001	26,010,017

Bio-Techne Corp.	173,019	45,689,127

Bruker Corp.	491,645	20,000,119

NeoGenomics, Inc.(b)	835,849	25,894,602

PRA Health Sciences, Inc.(b)	248,072	24,134,925

Repligen Corp.(b)	452,844	55,976,047

Syneos Health, Inc.(b)	587,059	34,196,187

		281,991,980

Pharmaceuticals–3.00%
Catalent, Inc.(b)	720,631	52,822,252

	Shares	Value

Pharmaceuticals–(continued)
Horizon Therapeutics PLC(b)	636,236	$35,361,997

		88,184,249

Regional Banks–0.84%
SVB Financial Group(b)	114,382	24,652,752

Research & Consulting Services–0.69%
Clarivate PLC (United Kingdom)(b)	908,530	20,287,475

Restaurants–3.23%
Dunkin’ Brands Group, Inc.	289,158	18,861,776

Texas Roadhouse, Inc.(b)	409,372	21,520,686

Wendy’s Co. (The)	1,014,505	22,095,919

Wingstop, Inc.	232,781	32,349,576

		94,827,957

Semiconductor Equipment–1.57%
Enphase Energy, Inc.(b)	483,217	22,986,633

MKS Instruments, Inc.	203,905	23,090,202

		46,076,835

Semiconductors–5.73%
Cree, Inc.(b)	372,459	22,045,848

Lattice Semiconductor Corp.(b)	1,262,503	35,842,460

Monolithic Power Systems, Inc.	96,266	22,815,042

Power Integrations, Inc.	227,789	26,908,715

Semtech Corp.(b)	577,837	30,174,648

Silicon Laboratories, Inc.(b)	306,637	30,746,492

		168,533,205

Specialized REITs–0.63%
CoreSite Realty Corp.	152,149	18,419,158

Specialty Chemicals–1.47%
Axalta Coating Systems Ltd.(b)	926,944	20,902,587

Element Solutions, Inc.(b)	2,044,766	22,185,711

		43,088,298

Specialty Stores–0.75%
Five Below, Inc.(b)	205,512	21,971,288

Systems Software–1.76%
Cloudflare, Inc., Class A(b)(c)	725,573	26,084,349

Qualys, Inc.(b)	245,830	25,571,237

		51,655,586

Trading Companies & Distributors–0.89%
SiteOne Landscape Supply, Inc.(b)	230,189	26,234,640

Trucking–1.86%
Knight-Swift Transportation Holdings, Inc.	345,513	14,411,347

Lyft, Inc., Class A(b)	743,497	24,542,836

Old Dominion Freight Line, Inc.	92,724	15,725,063

		54,679,246

Total Common Stocks & Other Equity Interests (Cost $2,051,581,091)		2,910,453,775

Money Market Funds–0.78%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(d)(e)	9,332,511	9,332,511

Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(d)(e)	2,984,373	2,986,462

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Small Cap Growth Fund

	Shares	Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.08%(d)(e)	10,665,727	$ 10,665,726

Total Money Market Funds (Cost $22,982,537)		22,984,699

TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from securities on loan)–99.81% (Cost $2,074,563,628)		2,933,438,474

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.89%
Invesco Private Government Fund, 0.05%(d)(e)(f)	41,568,274	41,568,274

	Shares	Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	13,853,320	$ 13,856,091

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $55,424,021)		55,424,365

TOTAL INVESTMENTS IN SECURITIES–101.70% (Cost $2,129,987,649)		2,988,862,839

OTHER ASSETS LESS LIABILITIES–(1.70)%		(49,837,452)

NET ASSETS–100.00%		$2,939,025,387

Investment Abbreviations:
REIT – Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,321,738	$164,828,131	$(169,817,358)	$ -	$ -	$ 9,332,511	$ 46,908
Invesco Liquid Assets Portfolio, Institutional Class	10,432,285	117,063,012	(124,514,658)	2,120	3,703	2,986,462	47,807
Invesco Treasury Portfolio, Institutional Class	16,367,700	188,375,007	(194,076,981)	-	-	10,665,726	50,610
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	3,245,144	59,557,771	(62,802,915)	-	-	-	11,120
Invesco Liquid Assets Portfolio, Institutional Class	1,081,714	14,162,662	(15,244,426)	50	-	-	4,162
Invesco Private Government Fund	-	131,809,474	(90,241,200)	-	-	41,568,274	1,276
Invesco Private Prime Fund	-	24,294,493	(10,438,402)	-	-	13,856,091	520
Total	$45,448,581	$700,090,550	$(667,135,940)	$2,170	$3,703	$78,409,064	$162,403

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2020

Health Care	30.89%

Information Technology	28.63

Industrials	14.97

Consumer Discretionary	14.34

Financials	4.53

Materials	2.06

Other Sectors, Each Less than 2% of Net Assets	3.61

Money Market Funds Plus Other Assets Less Liabilities	0.97

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Small Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $2,051,581,091)*	$2,910,453,775
Investments in affiliated money market funds, at value (Cost $78,406,558)	78,409,064
Foreign currencies, at value (Cost $151)	149
Receivable for:
Investments sold	22,459,173
Fund shares sold	3,203,257
Dividends	437,188
Investment for trustee deferred compensation and retirement plans	449,445
Other assets	75,273
Total assets	3,015,487,324

Liabilities:
Payable for:
Investments purchased	13,275,900
Fund shares reacquired	5,796,380
Collateral upon return of securities loaned	55,424,021
Accrued fees to affiliates	1,107,583
Accrued trustees’ and officers’ fees and benefits	5,127
Accrued other operating expenses	352,521
Trustee deferred compensation and retirement plans	500,405
Total liabilities	76,461,937
Net assets applicable to shares outstanding	$2,939,025,387

Net assets consist of:
Shares of beneficial interest	$1,871,106,074
Distributable earnings	1,067,919,313
$2,939,025,387

Net Assets:
Class A	$790,401,474
Class C	$19,612,107
Class R	$105,346,505
Class Y	$226,672,111
Investor Class	$179,583,311
Class R5	$1,044,045,464
Class R6	$573,364,415

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	22,080,928
Class C	933,802
Class R	3,261,149
Class Y	6,060,546
Investor Class	4,714,066
Class R5	24,955,394
Class R6	13,595,963
Class A:
Net asset value per share	$35.80
Maximum offering price per share (Net asset value of $35.80 ÷ 94.50%)	$37.88
Class C:
Net asset value and offering price per share	$21.00
Class R:
Net asset value and offering price per share	$32.30
Class Y:
Net asset value and offering price per share	$37.40
Investor Class:
Net asset value and offering price per share	$38.10
Class R5:
Net asset value and offering price per share	$41.84
Class R6:
Net asset value and offering price per share	$42.17

*	At June 30, 2020, securities with an aggregate value of $54,102,711 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Small Cap Growth Fund

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Dividends	$3,483,743
Dividends from affiliated money market funds (includes securities lending income of $44,207)	189,532
Total investment income	3,673,275

Expenses:
Advisory fees	8,433,410
Administrative services fees	178,633
Custodian fees	8,799
Distribution fees:
Class A	637,930
Class C	34,080
Class R	256,076
Investor Class	155,092
Transfer agent fees – A, C, R, Y and Investor	1,078,258
Transfer agent fees – R5	506,171
Transfer agent fees – R6	7,939
Trustees’ and officers’ fees and benefits	17,847
Registration and filing fees	57,019
Reports to shareholders	24,508
Professional services fees	27,155
Other	9,820
Total expenses	11,432,737
Less: Fees waived and/or expense offset arrangement(s)	(21,870)
Net expenses	11,410,867
Net investment income (loss)	(7,737,592)

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities (includes net gains (losses) from securities sold to affiliates of $(242,051))	218,535,305
Foreign currencies	8,584
218,543,889
Change in net unrealized appreciation (depreciation) of:
Investment securities	(55,160,412)
Foreign currencies	(2)
(55,160,414)
Net realized and unrealized gain	163,383,475
Net increase in net assets resulting from operations	$155,645,883

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Small Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30, 2020	December 31, 2019
Operations:
Net investment income (loss)	$(7,737,592)	$(20,955)
Net realized gain	218,543,889	261,921,105
Change in net unrealized appreciation (depreciation)	(55,160,414)	343,205,260
Net increase in net assets resulting from operations	155,645,883	605,105,410

Distributions to shareholders from distributable earnings:
Class A	(15,653,386)	(41,933,366)
Class C	(182,218)	(481,347)
Class R	(4,159,898)	(10,963,880)
Class Y	(6,472,161)	(17,314,411)
Investor Class	(5,903,523)	(14,708,662)
Class R5	(31,483,394)	(88,761,002)
Class R6	(15,898,917)	(33,338,530)
Total distributions from distributable earnings	(79,753,497)	(207,501,198)

Share transactions–net:
Class A	254,347,951	(76,589,928)
Class C	14,364,599	(8,486,256)
Class R	(13,273,085)	(22,952,784)
Class Y	3,420,584	(32,027,696)
Investor Class	(9,640,779)	(6,394,254)
Class R5	(114,505,113)	(226,919,801)
Class R6	48,132,872	86,927,944
Net increase (decrease) in net assets resulting from share transactions	182,847,029	(286,442,775)
Net increase in net assets	258,739,415	111,161,437

Net assets:
Beginning of period	2,680,285,972	2,569,124,535
End of period	$2,939,025,387	$2,680,285,972

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Small Cap Growth Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 06/30/20	$35.35	$(0.15)	$1.87	$1.72	$–	$(1.27)	$(1.27)	$35.80	5.37%	$790,401	1.18	%(d)	1.18	%(d)	(0.88	)%(d)	35%
Year ended 12/31/19	31.02	(0.09)	7.59	7.50	–	(3.17)	(3.17)	35.35	24.32	499,603	1.17		1.17		(0.25)		31
Year ended 12/31/18	37.31	(0.18)	(3.08)	(3.26)	–	(3.03)	(3.03)	31.02	(9.04)	502,315	1.18		1.18		(0.47)		21
Year ended 12/31/17	32.66	(0.17)	8.26	8.09	–	(3.44)	(3.44)	37.31	24.91	617,955	1.20		1.20		(0.48)		21
Year ended 12/31/16	32.03	0.00	3.68	3.68	–	(3.05)	(3.05)	32.66	11.30	596,972	1.22		1.22		(0.01)		26
Year ended 12/31/15	35.95	(0.16)	(0.52)	(0.68)	–	(3.24)	(3.24)	32.03	(1.84)	645,968	1.20		1.20		(0.43)		30
Class C
Six months ended 06/30/20	21.39	(0.16)	1.04	0.88	–	(1.27)	(1.27)	21.00	4.93	19,612	1.90	(d)	1.90	(d)	(1.60	)(d)	35
Year ended 12/31/19	19.95	(0.23)	4.84	4.61	–	(3.17)	(3.17)	21.39	23.32	3,686	1.92		1.92		(1.00)		31
Year ended 12/31/18	25.33	(0.32)	(2.03)	(2.35)	–	(3.03)	(3.03)	19.95	(9.72)	11,053	1.93		1.93		(1.22)		21
Year ended 12/31/17	23.24	(0.31)	5.84	5.53	–	(3.44)	(3.44)	25.33	23.99	14,502	1.95		1.95		(1.23)		21
Year ended 12/31/16	23.74	(0.18)	2.73	2.55	–	(3.05)	(3.05)	23.24	10.49	14,878	1.97		1.97		(0.76)		26
Year ended 12/31/15	27.71	(0.34)	(0.39)	(0.73)	–	(3.24)	(3.24)	23.74	(2.57)	16,858	1.95		1.95		(1.18)		30
Class R
Six months ended 06/30/20	32.08	(0.17)	1.66	1.49	–	(1.27)	(1.27)	32.30	5.19	105,347	1.43	(d)	1.43	(d)	(1.13	)(d)	35
Year ended 12/31/19	28.46	(0.17)	6.96	6.79	–	(3.17)	(3.17)	32.08	24.01	118,302	1.42		1.42		(0.50)		31
Year ended 12/31/18	34.58	(0.26)	(2.83)	(3.09)	–	(3.03)	(3.03)	28.46	(9.27)	124,450	1.43		1.43		(0.72)		21
Year ended 12/31/17	30.55	(0.25)	7.72	7.47	–	(3.44)	(3.44)	34.58	24.60	135,751	1.45		1.45		(0.73)		21
Year ended 12/31/16	30.21	(0.08)	3.47	3.39	–	(3.05)	(3.05)	30.55	11.02	112,318	1.47		1.47		(0.26)		26
Year ended 12/31/15	34.18	(0.24)	(0.49)	(0.73)	–	(3.24)	(3.24)	30.21	(2.08)	103,249	1.45		1.45		(0.68)		30
Class Y
Six months ended 06/30/20	36.83	(0.11)	1.95	1.84	–	(1.27)	(1.27)	37.40	5.48	226,672	0.93	(d)	0.93	(d)	(0.63)		35
Year ended 12/31/19	32.14	(0.00)	7.86	7.86	–	(3.17)	(3.17)	36.83	24.59	217,477	0.92		0.92		0.00		31
Year ended 12/31/18	38.43	(0.08)	(3.18)	(3.26)	–	(3.03)	(3.03)	32.14	(8.77)	216,750	0.93		0.93		(0.22)		21
Year ended 12/31/17	33.48	(0.08)	8.47	8.39	0.00	(3.44)	(3.44)	38.43	25.22	208,233	0.95		0.95		(0.23)		21
Year ended 12/31/16	32.76	0.08	3.77	3.85	(0.08)	(3.05)	(3.13)	33.48	11.56	163,662	0.97		0.97		0.24		26
Year ended 12/31/15	36.60	(0.07)	(0.53)	(0.60)	–	(3.24)	(3.24)	32.76	(1.59)	149,745	0.95		0.95		(0.18)		30
Investor Class
Six months ended 06/30/20	37.52	(0.14)	1.99	1.85	–	(1.27)	(1.27)	38.10	4.93	179,583	1.11	(d)	1.11	(d)	(0.81	)(d)	35
Year ended 12/31/19	32.76	(0.08)	8.01	7.93	–	(3.17)	(3.17)	37.52	24.34	187,171	1.13		1.13		(0.21)		31
Year ended 12/31/18	39.21	(0.19)	(3.23)	(3.42)	–	(3.03)	(3.03)	32.76	(9.01)	168,567	1.18		1.18		(0.47)		21
Year ended 12/31/17	34.18	(0.17)	8.64	8.47	–	(3.44)	(3.44)	39.21	24.91	241,104	1.19		1.19		(0.47)		21
Year ended 12/31/16	33.40	0.00	3.83	3.83	–	(3.05)	(3.05)	34.18	11.29	226,995	1.22		1.22		(0.01)		26
Year ended 12/31/15	37.34	(0.16)	(0.54)	(0.70)	–	(3.24)	(3.24)	33.40	(1.82)	231,853	1.20		1.20		(0.43)		30
Class R5
Six months ended 06/30/20	41.01	(0.10)	2.20	2.10	–	(1.27)	(1.27)	41.84	5.55	1,044,045	0.81	(d)	0.81	(d)	(0.51	)(d)	35
Year ended 12/31/19	35.45	0.05	8.68	8.73	–	(3.17)	(3.17)	41.01	24.75	1,156,887	0.80		0.80		0.12		31
Year ended 12/31/18	42.02	(0.04)	(3.50)	(3.54)	–	(3.03)	(3.03)	35.45	(8.69)	1,192,199	0.81		0.81		(0.10)		21
Year ended 12/31/17	36.29	(0.04)	9.22	9.18	0.00	(3.44)	(3.44)	42.02	25.41	1,292,036	0.82		0.82		(0.10)		21
Year ended 12/31/16	35.28	0.14	4.05	4.19	(0.13)	(3.05)	(3.18)	36.29	11.70	1,037,098	0.83		0.83		0.38		26
Year ended 12/31/15	39.10	(0.02)	(0.56)	(0.58)	–	(3.24)	(3.24)	35.28	(1.43)	987,791	0.82		0.82		(0.05)		30
Class R6
Six months ended 06/30/20	41.31	(0.08)	2.21	2.13	–	(1.27)	(1.27)	42.17	5.59	573,364	0.71	(d)	0.71	(d)	(0.41	)(d)	35
Year ended 12/31/19	35.66	0.09	8.73	8.82	–	(3.17)	(3.17)	41.31	24.86	497,160	0.71		0.71		0.21		31
Year ended 12/31/18	42.20	0.00	(3.51)	(3.51)	–	(3.03)	(3.03)	35.66	(8.58)	353,791	0.71		0.71		0.00		21
Year ended 12/31/17	36.41	0.00	9.23	9.23	0.00	(3.44)	(3.44)	42.20	25.49	303,737	0.73		0.73		(0.01)		21
Year ended 12/31/16	35.37	0.17	4.08	4.25	(0.16)	(3.05)	(3.21)	36.41	11.85	198,752	0.73		0.73		0.48		26
Year ended 12/31/15	39.17	0.02	(0.58)	(0.56)	–	(3.24)	(3.24)	35.37	(1.38)	172,477	0.73		0.73		0.04		30

(a)	Based on average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the six months ended June 30, 2020, the portfolio turnover calculation excludes the value of securities purchased of $331,583,749 and sold of $4,662,552 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Small Cap Discovery Fund into the Fund.

(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $513,963, $7,101, $103,093, $195,793 , $168,931 , $1,018,706 and $486,182 for Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Small Cap Growth Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Small Cap Growth Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

Effective as of the close of business on March 18, 2002, the Fund’s shares were offered on a limited basis to certain investors.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

13                         Invesco Small Cap Growth Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. Federal Income Taxes –The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. Accounting Estimates –The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H. Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.725%
Next $500 million	0.700%
Next $500 million	0.675%
Over $1.5 billion	0.650%

For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.68%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate

14                         Invesco Small Cap Growth Fund

sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective May 15, 2020, the Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 1.19%, 1.94%, 1.44%, 0.94%, 1.19%, 0.80% and 0.71%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to May 15, 2020, the Adviser has contractually agreed, through at least June 30, 2020, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $20,468.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2020, IDI advised the Fund that IDI retained $5,757 in front-end sales commissions from the sale of Class A shares and $0 and $96 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended June 30, 2020, the Fund incurred $7,210 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,889,218,789	$21,234,986	$–	$2,910,453,775
Money Market Funds	22,984,699	55,424,365	–	78,409,064
Total Investments	$2,912,203,488	$76,659,351	$–	$2,988,862,839

15                         Invesco Small Cap Growth Fund

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2020, the Fund engaged in securities purchases of $5,661,781 and securities sales of $3,823,795, which resulted in net realized gains (losses) of $(242,051).

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,402.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $833,031,630 and $1,145,410,884, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$964,404,667
Aggregate unrealized (depreciation) of investments	(106,966,951)
Net unrealized appreciation of investments	$857,437,716

Cost of investments for tax purposes is $2,131,425,123.

NOTE 10–Share Information

	Summary of Share Activity
	Six months ended June 30, 2020(a)		Year ended December 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Class A	778,861	$25,696,980	1,110,808	$39,619,273
Class C	14,341	283,071	32,681	722,737
Class R	276,130	7,716,016	335,732	11,016,083
Class Y	547,092	18,189,142	1,193,838	44,555,320
Investor Class	109,012	3,740,112	248,467	9,565,526
Class R5	1,847,063	69,725,364	2,654,103	109,105,337
Class R6	2,644,936	89,964,558	3,530,822	146,780,734

16                         Invesco Small Cap Growth Fund

	Summary of Share Activity
	Six months ended June 30, 2020(a)		Year ended December 31, 2019
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	489,009	$15,345,102	1,180,204	$41,094,683
Class C	9,174	169,171	20,965	441,950
Class R	146,833	4,159,777	346,949	10,963,579
Class Y	187,182	6,135,814	451,828	16,392,315
Investor Class	169,221	5,651,970	379,831	14,038,549
Class R5	851,567	31,218,460	2,147,323	86,730,395
Class R6	429,923	15,885,672	818,701	33,304,761

Automatic conversion of Class C shares to Class A shares:
Class A	14,140	484,789	205,882	7,069,218
Class C	(23,957)	(484,789)	(320,371)	(7,069,218)

Issued in connection with acquisitions:(b)
Class A	9,588,764	308,748,097	-	-
Class C	816,233	15,440,190	-	-
Class Y	1,176,671	39,578,691	-	-
Class R5	186,572	7,019,696	-	-
Class R6	1,349,565	51,175,880	-	-

Reacquired:
Class A	(2,923,160)	(95,927,017)	(4,554,462)	(164,373,102)
Class C	(54,321)	(1,043,044)	(114,926)	(2,581,725)
Class R	(849,713)	(25,148,878)	(1,366,955)	(44,932,446)
Class Y	(1,755,124)	(60,483,063)	(2,485,658)	(92,975,331)
Investor Class	(552,298)	(19,032,861)	(785,721)	(29,998,329)
Class R5	(6,137,167)	(222,468,633)	(10,223,168)	(422,755,533)
Class R6	(2,863,597)	(108,893,238)	(2,236,888)	(93,157,551)
Net increase (decrease) in share activity	6,472,952	$182,847,029	(7,430,015)	$(286,442,775)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)

After the close of business on May 15, 2020, the Fund acquired all the net assets of Invesco Small Cap Discovery Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on February 14, 2020. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 13,117,805 shares of the Fund for 58,177,945 shares outstanding of the Target Fund as of the close of business on May 15, 2020. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, May 15, 2020. The Target Fund’s net assets as of the close of business on May 15, 2020 of $421,962,554, including $65,734,630 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $2,310,397,609 and $2,732,360,163 immediately after the acquisition.

The pro forma results of operations for the six months ended June 30, 2020 assuming the reorganization had been completed on January 1, 2020, the beginning of the annual reporting period are as follows:

Net investment income (loss)	$(9,410,459)
Net realized/unrealized gains	131,367,556
Change in net assets resulting from operations	$121,957,097

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since May 16, 2020.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

17                         Invesco Small Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (01/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,053.40	$6.02	$1,019.00	$5.92	1.18%
Class C	1,000.00	1,049.30	9.68	1,015.42	9.52	1.90
Class R	1,000.00	1,051.90	7.30	1,017.75	7.17	1.43
Class Y	1,000.00	1,054.80	4.75	1,020.24	4.67	0.93
Investor Class	1,000.00	1,053.80	5.67	1,019.34	5.57	1.11
Class R5	1,000.00	1,055.50	4.14	1,020.84	4.07	0.81
Class R6	1,000.00	1,055.90	3.63	1,021.33	3.57	0.71

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

18                         Invesco Small Cap Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Small Cap Growth Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established

Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated

Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Russell 2000® Growth Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and and reasonably comparable to the performance of the Index for the three and five year periods. The Board noted that the Fund’s high quality bias and underweight exposure to and stock selection in certain sectors and capitalization sizes detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

19                         Invesco Small Cap Growth Fund

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/ waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2019.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

20                         Invesco Small Cap Growth Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526	Invesco Distributors, Inc.	SCG-SAR-1

Semiannual Report to Shareholders	June 30, 2020

Invesco Quality Income Fund
Nasdaq: A: VKMGX ⬛ C: VUSCX ⬛ R: VUSRX ⬛ Y: VUSIX ⬛ R5: VUSJX ⬛ R6: VUSSX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
14	Financial Statements
17	Financial Highlights
18	Notes to Financial Statements
25	Fund Expenses
26	Approval of Investment Advisory and Sub-Advisory Contracts

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Andrew Schlossberg

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.
For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                             Invesco Quality Income Fund

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.16%
Class C Shares	2.87
Class R Shares	2.92
Class Y Shares	3.28
Class R5 Shares	3.35
Class R6 Shares	3.34
Bloomberg Barclays US Mortgage-Backed Securities Index▼ (Broad Market/Style-Specific Index)	3.50
Source(s): ▼RIMES Technologies Corp.

The Bloomberg Barclays U.S. Mortgage-Backed Securities Index represents mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                             Invesco Quality Income Fund

Average Annual Total Returns
As of 6/30/20, including maximum applicable sales charges

Class A Shares
Inception (5/31/84)	6.00%
10 Years	2.54
5 Years	1.98
1 Year	0.46

Class C Shares
Inception (8/13/93)	3.90%
10 Years	2.22
5 Years	2.12
1 Year	3.22

Class R Shares
10 Years	2.71%
5 Years	2.58
1 Year	4.53

Class Y Shares
Inception (9/25/06)	3.65%
10 Years	3.24
5 Years	3.12
1 Year	5.16

Class R5 Shares
Inception (6/1/10)	3.39%
10 Years	3.31
5 Years	3.25
1 Year	5.30

Class R6 Shares
10 Years	3.12%
5 Years	3.14
1 Year	5.30

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Van Kampen U.S. Mortgage Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Van Kampen U.S. Mortgage Fund (renamed Invesco U.S. Mortgage Fund and subsequently Invesco Quality Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are those for Class A, Class C and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R shares incepted on May 15, 2020. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares at net asset value, restated to reflect the higher 12b-1 fees applicable to Class R shares.

Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                             Invesco Quality Income Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                             Invesco Quality Income Fund

Schedule of Investments

June 30, 2020

(Unaudited)

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–145.68%
Collateralized Mortgage Obligations–13.79%
Fannie Mae ACES, 0.38%, 12/25/2022	$106,952,497	$508,260

2.76% (1 mo. USD LIBOR + 0.59%), 09/25/2023(a)	877,018	879,156

1.12% (1 mo. USD LIBOR + 0.40%), 10/25/2024(a)	1,775,965	1,775,605

2.07%, 04/25/2026	1,012,483	1,049,338

Fannie Mae Grantor Trust, 7.50%, 01/19/2039(b)	191,141	209,829

Fannie Mae Interest STRIPS, IO, 7.50%, 05/25/2023 to 01/25/2032	536,319	54,782

6.50%, 10/25/2024 to 02/25/2033	2,202,244	441,062

7.00%, 02/25/2028	444,193	71,859

8.00%, 05/25/2030	453,101	98,659

6.00%, 02/25/2033 to 09/25/2035	2,617,375	506,885

5.50%, 11/25/2033 to 06/25/2035	1,205,496	224,049

PO, 0.00%, 09/25/2032(c)	72,729	68,465

Fannie Mae REMICs, 3.00%, 12/25/2020 to 08/25/2037	15,223,881	5,441,457

8.50%, 09/25/2021	557	565

3.50%, 02/25/2022 to 03/25/2043	4,595,415	2,152,799

4.50%, 12/25/2022 to 02/25/2043	616,579	111,763

5.00%, 04/25/2023 to 09/25/2047	4,990,355	1,328,977

4.00%, 07/25/2024 to 08/25/2047	8,343,440	6,561,074

2.50%, 12/25/2025 to 10/25/2026	1,991,232	2,055,691

7.00%, 03/18/2027 to 05/25/2033	887,111	623,557

6.50%, 10/25/2028 to 05/25/2033	271,418	281,554

1.18%, 12/25/2031 to 12/25/2032	637,446	647,786

1.19%, 03/18/2032 to 12/18/2032	554,208	562,836

0.68%, 08/25/2032 to 06/25/2046	1,841,403	1,849,323

0.67%, 09/25/2032	118,041	116,763

0.69% (1 mo. USD LIBOR + 0.50%), 10/18/2032(a)	57,921	57,999

0.58%, 03/25/2033 to 03/25/2042	401,332	401,090

13.73% (1 mo. USD LIBOR + 14.10%), 12/25/2033(a)	11,186	11,561

0.52% (1 mo. USD LIBOR + 0.34%), 06/25/2035(a)	1,466,219	1,464,147

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
0.53%, 08/25/2035 to 10/25/2035	$1,474,815	$1,476,174

23.89% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(a)	216,784	366,743

23.52%, 06/25/2036	165,127	273,863

23.52% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(a)	166,096	275,557

1.12% (1 mo. USD LIBOR + 0.94%), 06/25/2037(a)	943,775	962,358

0.63% (1 mo. USD LIBOR + 0.45%), 08/25/2037(a)	385,197	386,355

2.75%, 01/25/2039	2,652,823	2,685,330

6.60%, 06/25/2039(b)	611,619	732,806

1.50%, 01/25/2040	3,312,178	3,330,785

2.00%, 01/25/2040 to 05/25/2044	2,845,178	2,892,837

IO, 6.52%, 02/25/2024 to 05/25/2035	1,170,961	225,858

5.50%, 10/25/2024 to 07/25/2046	1,733,232	1,329,869

8.00%, 08/18/2027 to 09/18/2027	403,250	72,931

0.75%, 10/25/2031	6,324	136

7.72% (7.90% - 1 mo. USD LIBOR), 11/25/2031(a)	138,426	30,380

7.71% (7.90% - 1 mo. USD LIBOR), 12/18/2031(a)	135,420	26,378

7.77% (1 mo. USD LIBOR + 7.95%), 01/25/2032(a)	95,858	20,345

7.81% (8.00% - 1 mo. USD LIBOR), 03/18/2032(a)	206,515	48,352

7.92%, 03/25/2032 to 04/25/2032	284,859	66,694

6.82%, 04/25/2032 to 08/25/2032	450,570	90,403

7.62% (7.80% - 1 mo. USD LIBOR), 04/25/2032(a)	103,635	23,105

7.82%, 07/25/2032 to 09/25/2032	650,293	150,850

7.91%, 12/18/2032	406,099	86,923

8.07%, 02/25/2033 to 05/25/2033	532,826	129,499

6.00%, 05/25/2033	25,295	5,062

5.87%, 03/25/2035 to 07/25/2038	1,492,607	285,381

6.57% (6.75% - 1 mo. USD LIBOR), 03/25/2035(a)	95,656	16,913

6.42% (1 mo. USD LIBOR + 6.60%), 05/25/2035(a)	326,689	55,578

6.47% (1 mo. USD LIBOR + 6.65%), 03/25/2039(a)	3,611,496	310,078

6.37% (6.55% - 1 mo. USD LIBOR), 10/25/2041(a)	268,755	56,492

5.97% (6.15% - 1 mo. USD LIBOR), 12/25/2042(a)	939,208	193,985

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                             Invesco Quality Income Fund

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
2.90%, 02/25/2056(b)	$9,709,302	$606,375

Freddie Mac Multifamily Structured Pass Through Ctfs., 3.13%, 06/25/2021	1,979,925	2,012,460

0.34% (1 mo. USD LIBOR + 0.16%), 09/25/2022(a)	302,192	301,961

2.64%, 01/25/2023	3,500,000	3,666,203

0.38% (1 mo. USD LIBOR + 0.20%), 02/25/2023(a)	249,325	249,206

3.11%, 02/25/2023	3,400,000	3,600,379

3.32%, 02/25/2023	4,500,000	4,792,968

2.62%, 03/25/2023	3,238,012	3,312,663

3.25%, 04/25/2023	3,820,000	4,072,168

3.06%, 07/25/2023	2,000,000	2,139,908

3.53%, 07/25/2023	4,550,000	4,931,480

2.53%, 10/25/2023	5,313,668	5,491,088

2.32%, 03/25/2024	9,684,159	9,953,959

2.77%, 04/25/2024	10,009,900	10,526,265

2.27%, 06/25/2024	3,900,926	4,029,618

2.72%, 08/25/2024	7,744,226	8,074,020

2.49%, 11/25/2024	8,860,894	9,265,622

2.69%, 12/25/2024	7,211,947	7,536,253

2.83%, 12/25/2024	8,535,968	8,981,891

2.70%, 01/25/2025	7,441,236	7,783,926

2.55%, 02/25/2025	2,135,359	2,234,559

0.68%, 09/25/2025	62,538,804	1,532,094

Series KC02, Class X1, 0.50%, 03/25/2024	253,847,149	3,249,091

Series KC03, Class X1, 0.63%, 11/25/2024	22,160,917	418,945

Series K734, Class X1, 0.79%, 02/25/2026	16,986,485	527,838

Series K735, Class X1, 1.10%, 05/25/2026	16,740,170	820,620

Series K093, Class X1, 1.09%, 05/25/2029	13,286,267	954,331

Series Q004, Class AFL, 2.24% (12 mo. MTA Rate + 0.74%), 05/25/2044(a)	849,362	848,648

Freddie Mac REMICs, 4.50%, 07/15/2020	198	198

3.00%, 12/15/2020 to 05/15/2040	19,437,875	9,511,465

0.83%, 06/15/2021 to 07/15/2029	55,150	55,438

1.50%, 07/15/2023	3,214,384	3,228,848

5.00%, 09/15/2023 to 06/15/2040	238,140	248,392

2.00%, 12/15/2023 to 09/15/2025	2,167,319	2,184,546

2.25% (COF 11 + 1.37%), 03/15/2024(a)	206,875	210,293

2.50%, 07/15/2024 to 07/15/2038	5,963,402	4,175,537

4.00%, 10/15/2024 to 03/15/2045	4,814,902	3,316,996

3.10%, 03/15/2025	225,565	225,966

5.50%, 04/15/2025	1,924	1,914

3.50%, 11/15/2025 to 05/15/2032	2,158,106	2,273,495

6.95%, 03/15/2028	239,301	272,187

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
6.50%, 08/15/2028 to 03/15/2032	$2,245,573	$2,526,673

0.78%, 01/15/2029 to 12/15/2032	145,421	146,358

6.00%, 01/15/2029 to 04/15/2029	381,453	430,495

0.53%, 02/15/2029 to 11/15/2032	204,541	199,736

1.07% (1 mo. USD LIBOR + 0.90%), 03/15/2029(a)	227,229	229,771

0.58%, 06/15/2029 to 11/15/2039	689,198	689,949

8.00%, 03/15/2030	91,615	110,811

1.13% (1 mo. USD LIBOR + 0.95%), 08/15/2031(a)	149,826	152,494

0.68%, 02/15/2032 to 03/15/2032	456,944	457,586

1.18%, 02/15/2032 to 03/15/2032	303,603	309,083

0.73%, 03/15/2032 to 10/15/2036	721,033	725,825

24.07% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(a)	43,426	73,649

0.48% (1 mo. USD LIBOR + 0.30%), 03/15/2036(a)	2,229,192	2,221,789

0.63% (1 mo. USD LIBOR + 0.45%), 07/15/2037(a)	162,974	163,479

0.87% (1 mo. USD LIBOR + 0.50%), 03/15/2042(a)	208,649	210,895

IO, 5.82%, 03/15/2024 to 04/15/2038	902,814	79,712

7.47% (7.65% - 1 mo. USD LIBOR), 07/15/2026(a)	45,719	6,058

8.51%, 07/17/2028	182,580	19,415

7.92%, 06/15/2029 to 09/15/2029	312,569	63,306

6.52% (6.70% - 1 mo. USD LIBOR), 01/15/2035(a)	1,217,119	247,616

6.57% (6.75% - 1 mo. USD LIBOR), 02/15/2035(a)	211,546	42,583

6.54% (6.72% - 1 mo. USD LIBOR), 05/15/2035(a)	359,574	61,008

6.82% (7.00% - 1 mo. USD LIBOR), 12/15/2037(a)	26,470	6,225

5.89% (6.07% - 1 mo. USD LIBOR), 05/15/2038(a)	1,437,100	300,042

3.27%, 02/15/2039(b)	3,940,932	254,589

6.07% (1 mo. USD LIBOR + 6.25%), 12/15/2039(a)	360,349	71,715

5.92% (6.10% - 1 mo. USD LIBOR), 01/15/2044(a)	780,790	112,803

Freddie Mac Seasoned Loans Structured Transaction, Series 2019-1, Class A2, 3.50%, 05/25/2029	2,000,000	2,230,304

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                             Invesco Quality Income Fund

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac STRIPS, IO, 3.00%, 12/15/2027	$1,061,211	$72,690

3.27%, 12/15/2027	275,042	15,640

6.50%, 02/01/2028	58,309	8,890

7.00%, 09/01/2029	417,906	77,842

7.50%, 12/15/2029	28,612	5,691

8.00%, 06/15/2031	696,271	168,153

6.00%, 12/15/2032	145,503	24,640

0.00%, 12/01/2031 to 03/01/2032	384,111	358,844

0.68% (1 mo. USD LIBOR + 0.50%), 05/15/2036(a)	1,108,439	1,099,200

Freddie Mac Structured Pass Through Ctfs., 6.50%, 02/25/2043	1,540,843	1,891,639

Freddie Mac Whole Loan Securities Trust, Series 2015- SC02, Class 1A, 3.00%, 09/25/2045	1,237,912	1,268,818

		200,920,741

Federal Home Loan Mortgage Corp. (FHLMC)–20.15%
5.00%, 04/01/2021 to 06/01/2040	4,084,069	4,692,098

6.50%, 04/01/2021 to 04/01/2034	1,176,245	1,308,236

9.00%, 08/01/2022 to 05/01/2025	8,590	9,342

6.00%, 10/01/2022 to 10/01/2029	524,097	588,910

5.50%, 01/01/2024 to 12/01/2036	762,665	801,794

3.50%, 08/01/2026 to 05/01/2050	93,273,446	100,016,926

4.00%, 05/01/2027 to 11/01/2049	50,043,952	54,659,714

2.50%, 02/01/2031	2,563,907	2,692,145

8.50%, 03/01/2031 to 08/01/2031	181,095	219,979

7.00%, 10/01/2031 to 10/01/2037	336,326	392,424

7.50%, 01/01/2032 to 08/01/2037	8,636,142	10,096,566

3.00%, 02/01/2032 to 05/01/2050	91,596,876	97,347,069

8.00%, 08/01/2032	134,234	161,468

4.50%, 05/01/2038 to 11/01/2049	14,531,890	16,150,864

5.35%, 07/01/2038 to 10/17/2038	1,505,031	1,736,556

5.80%, 10/01/2038 to 01/20/2039	667,056	766,795

5.45%, 11/25/2038	1,699,850	1,986,643

		293,627,529

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–91.35%
5.00%, 09/01/2020 to 01/01/2041	$4,960,791	$5,588,597

4.50%, 12/01/2020 to 12/01/2049	16,705,345	18,372,813

6.00%, 01/01/2021 to 05/01/2040	7,329,281	7,847,856

8.00%, 02/01/2021 to 04/01/2033	300,868	371,398

4.26%, 07/01/2021	2,708,206	2,761,756

5.50%, 09/01/2021 to 04/01/2038	9,991,033	10,804,346

6.50%, 06/01/2022 to 11/01/2038	4,422,365	4,984,181

2.00%, 03/01/2023	1,754,161	1,814,561

7.00%, 07/01/2023 to 01/01/2036	2,538,096	2,940,479

1.75%, 07/02/2024	39,000,000	41,189,733

1.88%, 09/24/2026	4,158,000	4,479,994

7.50%, 02/01/2027 to 08/01/2037	3,694,946	4,354,361

3.00%, 02/01/2028 to 06/01/2050	114,208,249	121,362,079

3.59%, 10/01/2028	9,586,000	11,182,635

3.79%, 11/01/2028	10,962,000	12,834,229

9.50%, 04/01/2030	18,962	21,461

3.50%, 11/01/2030 to 05/01/2050	203,614,044	218,566,625

4.00%, 03/01/2031 to 03/01/2050	109,931,924	120,777,458

8.50%, 07/01/2032 to 10/01/2032	284,001	350,656

5.63%, 08/01/2032	253,026	274,490

2.50%, 03/01/2035	8,829,669	9,362,189

5.45%, 01/01/2038	268,130	290,727

TBA, 2.00%, 07/01/2035 to 08/01/2050(d)	133,450,000	137,251,614

2.50%, 07/01/2035 to 07/01/2050(d)	470,210,000	490,859,272

3.00%, 07/01/2050(d)	97,300,000	102,453,858

		1,331,097,368

Government National Mortgage Association (GNMA)–20.39%
9.50%, 04/15/2020 to 06/15/2022	2,833	2,842

8.00%, 06/15/2021 to 09/15/2028	20,391	20,479

7.00%, 11/15/2022 to 01/20/2030	316,474	342,729

9.00%, 02/15/2023	539	542

6.50%, 01/15/2024 to 11/15/2028	79,146	87,456

3.50%, 01/20/2025 to 06/20/2050	42,651,393	45,165,289

3.00%, 12/16/2025 to 02/20/2050	5,319,640	5,660,899

6.00%, 01/15/2028 to 04/20/2029	178,741	199,875

7.50%, 06/15/2028 to 08/15/2028	187,802	192,053

5.50%, 05/15/2033 to 10/15/2034	502,284	577,825

4.77%, 07/17/2033	278,438	289,139

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                             Invesco Quality Income Fund

	Principal Amount	Value
Government National Mortgage Association (GNMA)– (continued)
7.15%, 11/20/2033	$2,427,281	$2,790,177

5.00%, 11/20/2037	473,619	533,883

5.88%, 01/20/2039(b)	1,308,736	1,533,359

4.50%, 07/20/2041(b)	1,729,528	1,941,407

3.29%, 09/20/2041	1,205,050	1,268,644

0.62% (1 mo. USD LIBOR + 0.45%), 07/20/2044(a)	907,614	907,393

4.00%, 02/20/2048 to 03/20/2050	7,005,309	7,609,770

IO, 6.45% (6.65% - 1 mo. USD LIBOR), 04/16/2041(a)	2,189,739	401,174

4.50%, 09/16/2047	1,633,484	245,649

6.00% (6.20% - 1 mo. USD LIBOR), 10/16/2047(a)	1,744,036	314,112

TBA, 2.50%, 07/01/2050(d)	120,300,000	126,592,253

3.00%, 07/01/2050(d)	77,465,000	82,055,405

3.50%, 07/01/2050(d)	17,375,000	18,336,055

		297,068,409

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $2,105,948,293)		2,122,714,047

Asset-Backed Securities–17.73%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, 3.46%, 10/25/2035(b)	381,037	343,878

Agate Bay Mortgage Trust, Series 2015-2, Class B1, 3.72%, 03/25/2045(b)(e)	3,156,459	3,268,150

American Credit Acceptance Receivables Trust, Series 2017-4, Class D, 3.57%, 01/10/2024(e)	1,245,000	1,258,645

Series 2019-1, Class C, 3.50%, 04/14/2025(e)	1,830,000	1,861,108

Series 2019-2, Class D, 3.41%, 06/12/2025(e)	1,165,000	1,191,178

American Home Mortgage Investment Trust, Series 2005-1, Class 7A1, 2.58% (6 mo. USD LIBOR + 2.00%), 06/25/2045(a)	23,016	23,053

AmeriCredit Automobile Receivables Trust, Series 2019-2, Class D, 2.99%, 06/18/2025	2,215,000	2,232,754

Series 2019-3, Class D, 2.58%, 09/18/2025	1,055,000	1,049,573

Angel Oak Mortgage Trust LLC, Series 2017-1, Class A1, 2.81%, 01/25/2047(b)(e)	83,840	84,078

Arroyo Mortgage Trust, Series 2019-3, Class A3, 3.42%, 10/25/2048(b)(e)	3,899,811	3,959,383

Banc of America Funding Trust, Series 2006-3, Class 5A5, 5.50%, 03/25/2036	54,604	51,799

Series 2006-A, Class 1A1, 4.22%, 02/20/2036(b)	502,483	475,836

	Principal Amount	Value
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, 3.75%, 03/25/2035(b)	$1,272,980	$1,207,537

Benchmark Mortgage Trust, Series 2018-B1, Class XA, 0.66%, 01/15/2051	17,737,384	533,650

BX Commercial Mortgage Trust, Series 2018-BIOA, Class C, 1.31% (1 mo. USD LIBOR + 1.12%), 03/15/2037(a)(e)	6,500,000	6,295,242

CarMax Auto Owner Trust, Series 2017-1, Class D, 3.43%, 07/17/2023	1,870,000	1,894,499

Series 2017-4, Class D, 3.30%, 05/15/2024	3,590,000	3,638,525

Series 2018-1, Class D, 3.37%, 07/15/2024	1,925,000	1,943,093

CCG Receivables Trust, Series 2018-1, Class C, 3.42%, 06/16/2025(e)	190,000	191,323

Series 2019-1, Class B, 3.22%, 09/14/2026(e)	1,400,000	1,434,898

Series 2019-1, Class C, 3.57%, 09/14/2026(e)	340,000	346,038

Series 2019-2, Class C, 2.89%, 03/15/2027(e)	405,000	407,890

CD Mortgage Trust, Series 2017- CD6, Class XA, 1.10%, 11/13/2050	7,636,950	326,718

CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class B, 1.15% (1 mo. USD LIBOR + 0.97%), 07/15/2032(a)(e)	2,740,630	2,707,367

Series 2017-BIOC, Class C, 1.23% (1 mo. USD LIBOR + 1.05%), 07/15/2032(a)(e)	2,698,607	2,651,073

Chase Mortgage Finance Corp., Series 2016-2, Class M4, 3.75%, 12/25/2045(b)(e)	2,114,367	2,102,902

Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(e)	2,117,166	2,108,165

Chase Mortgage Finance Trust, Series 2005-A1, Class 3A1, 3.81%, 12/25/2035(b)	25,529	23,813

Series 2007-A2, Class 2A1, 4.14%, 06/25/2035(b)	483,838	471,887

Series 2007-A2, Class 2A4, 4.14%, 06/25/2035(b)	446,963	433,575

CHL Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 0.72% (1 mo. USD LIBOR + 0.54%), 02/25/2035(a)	295,332	271,835

Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class XA, 1.18%, 11/10/2046	5,315,863	152,717

Series 2017-C4, Class XA, 1.25%, 10/12/2050	20,333,889	1,156,516

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                             Invesco Quality Income Fund

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, 2.97%, 08/25/2034(b)	$120,019	$113,743

Series 2005-11, Class A2A, 4.38% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(a)	955,192	929,130

Series 2006-AR2, Class 1A2, 3.94%, 03/25/2036(b)	37,894	35,429

Commercial Mortgage Trust, Series 2013-LC13, Class XA, 1.30%, 08/10/2046(b)	26,564,620	763,988

Series 2014-FL5, Class B, 1.57% (1 mo. USD LIBOR + 2.15%), 10/15/2031(a)(e)	73,937	71,169

Series 2014-LC15, Class D, 4.98%, 04/10/2047(b)(e)	3,000,000	2,169,030

Series 2015-CR24, Class XA, 0.91%, 08/10/2048(b)	41,340,143	1,325,448

Series 2015-CR26, Class C, 4.48%, 10/10/2048(b)	1,997,000	1,977,937

Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 02/25/2046(e)	2,839,368	2,953,229

Credit Suisse Mortgage Capital Trust, Series 2013-6, Class 2A1, 3.50%, 08/25/2043(b)(e)	1,026,667	1,070,308

Series 2013-7, Class B1, 3.57%, 08/25/2043(b)(e)	4,149,928	4,186,519

Credit Suisse Mortgage Loan Trust, Series 2015-1, Class A9, 3.50%, 05/25/2045(b)(e)	1,601,900	1,658,874

CSFB Mortgage-Backed Pass Through Ctfs., Series 2004- AR5, Class 5A1, 3.76%, 06/25/2034(b)	684,739	675,116

DBUBS Mortgage Trust, Series 2011-LC3A, Class C, 5.33%, 08/10/2044(b)(e)	5,000,000	4,954,615

Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.58%, 10/25/2047(b)(e)	483,551	489,511

Dell Equipment Finance Trust, Series 2019-2, Class D, 2.48%, 04/22/2025(e)	875,000	874,961

Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 3.80%, 06/27/2037(b)(e)	2,417,829	2,321,730

Drive Auto Receivables Trust, Series 2018-3, Class D, 4.30%, 09/16/2024	1,650,000	1,700,220

Series 2019-1, Class D, 4.09%, 06/15/2026	2,410,000	2,458,254

Series 2019-2, Class D, 3.69%, 08/17/2026	2,565,000	2,608,623

Series 2019-3, Class D, 3.18%, 10/15/2026	2,750,000	2,794,207

	Principal Amount	Value
DT Auto Owner Trust, Series 2016-4A, Class E, 6.49%, 09/15/2023(e)	$2,600,000	$2,626,377

Series 2019-1A, Class D, 3.87%, 11/15/2024(e)	1,790,000	1,846,193

Series 2019-2A, Class D, 3.48%, 02/18/2025(e)	970,000	985,023

Series 2019-3A, Class D, 2.96%, 04/15/2025(e)	570,000	573,190

Series 2019-4A, Class D, 2.85%, 07/15/2025(e)	1,830,000	1,840,170

Exeter Automobile Receivables Trust, Series 2019-1A, Class D, 4.13%, 12/16/2024(e)	2,530,000	2,617,744

FREMF Mortgage Trust, Series 2013-K25, Class C, 3.74%, 11/25/2045(b)(e)	805,000	823,830

Series 2013-K26, Class C, 3.72%, 12/25/2045(b)(e)	550,000	563,059

Series 2013-K27, Class C, 3.62%, 01/25/2046(b)(e)	850,000	869,517

Series 2014-K36, Class C, 4.50%, 12/25/2046(b)(e)	3,250,000	3,407,291

Series 2014-K38, Class C, 4.79%, 06/25/2047(b)(e)	5,250,000	5,575,223

Series 2014-K714, Class C, 4.20%, 01/25/2047(b)(e)	2,500,000	2,503,719

Series 2014-K715, Class C, 4.27%, 02/25/2046(b)(e)	2,205,000	2,217,841

Series 2017-KF41, Class B, 2.83% (1 mo. USD LIBOR + 2.50%), 11/25/2024(a)(e)	567,180	547,502

Galton Funding Mortgage Trust, Series 2018-1, Class A33, 3.50%, 11/25/2057(b)(e)	2,178,307	2,223,006

Series 2019-H1, Class B1, 3.89%, 10/25/2059(b)(e)	2,000,000	1,925,367

GCAT LLC, Series 2019-NQM1, Class A1, 2.99%, 02/25/2059(b)(e)(f)	3,571,563	3,621,011

GCAT Trust, Series 2019-NQM2, Class A1, 2.86%, 09/25/2059(b)(e)(f)	3,131,650	3,193,895

GM Financial Automobile Leasing Trust, Series 2019-1, Class D, 3.95%, 05/22/2023	2,715,000	2,779,666

GMACM Mortgage Loan Trust, Series 2005-AR3, Class 2A1, 3.90%, 06/19/2035(b)	981,347	963,885

GSAA Home Equity Trust, Series 2007-7, Class A4, 0.44% (1 mo. USD LIBOR + 0.27%), 07/25/2037(a)	73,297	70,316

GSR Mortgage Loan Trust, Series 2004-12, Class 3A6, 3.93%, 12/25/2034(b)	433,257	422,602

Series 2005-AR, Class 6A1, 3.34%, 07/25/2035	296,512	291,896

Home Partners of America Trust, Series 2017-1, Class C, 1.74% (1 mo. USD LIBOR + 1.55%), 07/17/2034(a)(e)	3,000,000	2,995,327

Series 2017-1, Class D, 2.09% (1 mo. USD LIBOR + 1.90%), 07/17/2034(a)(e)	6,620,000	6,597,712

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                             Invesco Quality Income Fund

	Principal Amount	Value
Invitation Homes Trust, Series 2017-SFR2, Class C, 1.64% (1 mo. USD LIBOR + 1.45%), 12/17/2036(a)(e)	$3,208,000	$3,190,362

Series 2017-SFR2, Class D, 1.99% (1 mo. USD LIBOR + 1.80%), 12/17/2036(a)(e)	7,904,401	7,847,081

Series 2018-SFR3, Class B, 1.34% (1 mo. USD LIBOR + 1.15%), 07/17/2037(a)(e)	5,000,000	4,941,009

Series 2018-SFR4, Class C, 1.59% (1 mo. USD LIBOR + 1.40%), 01/17/2038(a)(e)	4,229,000	4,167,741

JP Morgan Mortgage Trust, Series 2005-A1, Class 3A1, 3.99%, 02/25/2035(b)	814,269	781,534

Series 2005-A3, Class 6A5, 3.82%, 06/25/2035(b)	653,771	642,317

Series 2014-1, Class 1A17, 4.00%, 01/25/2044(b)(e)	2,112,977	2,199,889

Series 2015-3, Class A3, 3.50%, 05/25/2045(b)(e)	2,849,488	2,950,956

Series 2015-5, Class A2, 2.76%, 05/25/2045(b)(e)	941,017	968,738

Series 2016-5, Class A1, 2.67%, 12/25/2046(b)(e)	1,565,478	1,601,725

Series 2017-5, Class A1, 3.14%, 10/26/2048(b)(e)	2,822,616	2,873,770

Series 2018-7FRB, Class A2, 0.93% (1 mo. USD LIBOR + 0.75%), 04/25/2046(a)(e)	3,580,642	3,549,875

Series 2019-INV2, Class A15, 3.50%, 02/25/2050(b)(e)	772,307	788,057

Luminent Mortgage Trust, Series 2006-1, Class A1, 0.65% (1 mo. USD LIBOR + 0.24%), 04/25/2036(a)	48,157	40,597

MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 4.33%, 04/21/2034	204,861	202,130

Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 4.01% (1 mo. USD LIBOR + 0.25%), 11/25/2035(a)	416,275	401,083

Series 2005-A, Class A1, 0.64% (1 mo. USD LIBOR + 0.46%), 03/25/2030(a)	476,935	455,978

Mill City Mortgage Loan Trust, Series 2017-1, Class A1, 2.75%, 11/25/2058(b)(e)	1,589,599	1,635,904

Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, 0.93%, 12/15/2050	6,741,919	308,323

Mortgage-Linked Amortizing Notes, Series 2012-1, Class A10, 2.06%, 01/15/2022	28,436,725	29,031,226

New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 0.93% (1 mo. USD LIBOR + 0.75%), 01/25/2048(a)(e)	2,774,044	2,752,527

Series 2019-NQM4, Class A3, 2.80%, 09/25/2059(b)(e)	6,420,973	6,326,916

OBX Trust, Series 2018-EXP1, Class 2A1, 1.03% (1 mo. USD LIBOR + 0.85%), 04/25/2048(a)(e)	2,496,601	2,572,254

	Principal Amount	Value
Progress Residential Trust, Series 2020-SFR1, Class C, 2.18%, 04/17/2037(e)	$2,500,000	$2,513,142

RALI Trust, Series 2006-QO2, Class A2, 0.71% (1 mo. USD LIBOR + 0.27%), 02/25/2046(a)	47,137	14,082

Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	53,687	49,171

RBSSP Resecuritization Trust, Series 2010-1, Class 2A1, 4.22% (Acquired 02/25/2015; Cost $4,746), 07/26/2045(b)(e)	224,197	226,032

Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A28, 5.75%, 04/25/2037	750,899	698,502

Santander Drive Auto Receivables Trust, Series 2018-1, Class D, 3.32%, 03/15/2024	810,000	830,244

Series 2019-1, Class D, 3.65%, 04/15/2025	2,680,000	2,758,664

Series 2019-2, Class D, 3.22%, 07/15/2025	1,610,000	1,653,667

Series 2019-3, Class D, 2.68%, 10/15/2025	1,280,000	1,278,867

Sapphire Aviation Finance II Ltd., Series 2020-1A, Class B, 4.34%, 03/15/2040(e)	6,000,000	3,345,624

Sequoia Mortgage Trust, Series 2013-4, Class A3, 1.55%, 04/25/2043(b)	794,104	797,300

Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(b)(e)	1,617,010	1,676,048

Starwood Waypoint Homes Trust, Series 2017-1, Class D, 2.13% (1 mo. USD LIBOR + 1.95%), 01/17/2035(a)(e)	5,750,000	5,733,230

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2, 0.48% (1 mo. USD LIBOR + 0.30%), 09/25/2034(a)	353,295	323,089

Series 2004-20, Class 3A1, 3.37%, 01/25/2035(b)	164,080	157,565

Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 2A1, 0.64% (1 mo. USD LIBOR + 0.46%), 05/25/2045(a)	826,556	779,324

Structured Asset Sec Mortgage Pass Through Ctfs., Series 2002-21A, Class B1II, 3.72%, 11/25/2032(b)	147,965	138,548

Towd Point Mortgage Trust, Series 2015-4, Class A1, 3.50%, 04/25/2055(b)(e)	348,215	353,477

Series 2017-2, Class A1, 2.75%, 04/25/2057(b)(e)	3,021,930	3,078,917

UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, 1.15%, 11/15/2050	12,944,357	664,607

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                             Invesco Quality Income Fund

	Principal Amount	Value
Vendee Mortgage Trust, Series 1999-3, Class IO, 0.00%, 10/15/2029	$7,812,290	$173

Series 2001-3, Class IO, 0.01%, 10/15/2031	3,694,850	1,827

Series 2002-2, Class IO, 0.05%, 01/15/2032	9,394,952	12,901

Series 2002-3, Class IO, 0.33%, 08/15/2032	13,032,507	127,954

Series 2003-1, Class IO, 0.13%, 11/15/2032	18,729,063	67,430

Verus Securitization Trust, Series 2018-3, Class A-2, 4.18%, 10/25/2058(b)(e)	2,215,173	2,221,856

Series 2018-INV1, Class A3, 4.05%, 03/25/2058(b)(e)	716,424	719,058

Series 2019-3, Class A1, 2.78%, 07/25/2059(b)(e)(f)	3,559,812	3,634,707

Series 2019-INV3, Class A2, 2.95%, 11/25/2059(b)(e)	2,370,139	2,365,547

WaMu Mortgage Pass-Through Ctfs. Trust, Series 2003-AR10, Class A7, 4.19%, 10/25/2033	273,932	268,293

WaMu Mortgage Pass-Through Trust, Series 2007-HY2, Class 2A1, 3.93%, 11/25/2036(b)	104,189	93,928

Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, 1.03%, 12/15/2050	9,346,247	490,539

Series 2018- BXI, Class C, 1.34% (1 mo. USD LIBOR + 1.16%), 12/15/2036(a)(e)	1,393,121	1,353,487

Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, 10/16/2023(e)	3,000,000	3,064,449

WFRBS Commercial Mortgage Trust, Series 2013-C17, Class D, 5.04%, 12/15/2046(b)(e)	2,600,000	2,264,865

Total Asset-Backed Securities (Cost $261,626,335)		258,299,207

Agency Credit Risk Transfer Notes–1.79%
Fannie Mae Connecticut Avenue Securities Series 2014-C03, Class 2M2, 3.08% (1 mo. USD LIBOR + 2.90%), 07/25/2024(a)	2,933,736	2,714,941

Series 2015-C02, Class 1M2, 4.18% (1 mo. USD LIBOR + 4.00%), 05/25/2025(a)	7,266,386	7,398,316

Series 2015-C03, Class 2M2, 5.18% (1 mo. USD LIBOR + 5.00%), 07/25/2025(a)	3,200,660	3,293,418

	Principal Amount	Value
Freddie Mac Series 2013-DN2, Class M2, STACR® , 4.43% (1 mo. USD LIBOR + 4.25%), 11/25/2023(a)	$3,278,494	$2,662,636

Series 2014-DN1, Class M2, STACR® , 2.38% (1 mo. USD LIBOR + 2.20%), 02/25/2024(a)	2,359,487	2,367,562

Series 2015-HQ1, Class M3, STACR® , 3.98% (1 mo. USD LIBOR + 3.80%), 03/25/2025(a)	2,061,480	2,098,971

Series 2015-DNA1, Class M2, STACR® , 2.02% (1 mo. USD LIBOR + 1.85%), 10/25/2027(a)	1,342,966	1,342,572

Series 2016-HQA4, Class M2, STACR® , 1.47% (1 mo. USD LIBOR + 1.30%), 04/25/2029(a)	446,079	445,793

Series 2017-DNA2, Class M1, STACR® , 1.37% (1 mo. USD LIBOR + 1.20%), 10/25/2029(a)	1,459,100	1,462,732

Series 2018-DNA2, Class M1, STACR® , 0.98% (1 mo. USD LIBOR + 0.80%), 12/25/2030(a)(e)	555,452	554,391

Series 2018-HRP2, Class M2, STACR® , 1.43% (1 mo. USD LIBOR + 1.25%), 02/25/2047(a)(e)	1,352,463	1,334,725

Series 2019-HRP1, Class M2, STACR® , 1.57% (1 mo. USD LIBOR + 1.40%), 02/25/2049(a)(e)	495,000	474,642

Total Agency Credit Risk Transfer Notes (Cost $26,321,336)		26,150,699

U.S. Treasury Securities–0.37%
U.S. Treasury Bills–0.37%
0.01% - 0.25%, 09/03/2020 (Cost $5,398,985)(g)(h)	5,400,000	5,398,764

	Shares
Money Market Funds–0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.09% (Cost $111)(i)(j)	111	111

TOTAL INVESTMENTS IN SECURITIES–165.57% (Cost $2,399,295,060)		2,412,562,828

OTHER ASSETS LESS LIABILITIES–(65.57)%		(955,473,066)

NET ASSETS–100.00%		$1,457,089,762

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                             Invesco Quality Income Fund

Investment Abbreviations:

ACES	– Automatically Convertible Extendable Security
COF	– Cost of Funds
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
MTA	– Moving Treasury Average
PO	– Principal only
REMICs	– Real Estate Mortgage Investment Conduits
STACR® – Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2020.
(b)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2020.

(c)	Zero coupon bond issued at a discount.
(d)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1I.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2020 was $181,451,384, which represented 12.45% of the Fund’s Net Assets.

(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2020	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ 3,572,621	$111,055,255	$(114,627,765)	$ -	$ -	$111	$19,988

Invesco Liquid Assets Portfolio, Institutional Class	2,509,650	54,088,808	(56,611,405)	16	12,931	-	18,711

Invesco Treasury Portfolio, Institutional Class	4,082,995	83,917,115	(88,000,110)	-	-	-	14,387

Total	$10,165,266	$249,061,178	$(259,239,280)	$16	$12,931	$111	$53,086

(j)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

Portfolio Composition

By security type, based on Total Investments

as of June 30, 2020

U.S. Government Sponsored Agency Mortgage-Backed Securities	87.99%

Asset-Backed Securities	10.71

Agency Credit Risk Transfer Notes	1.08

Security types each less than 1% portfolio	0.22

Open Futures Contracts

Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury Notes	1,724	September-2020	$(380,707,689)	$(142,934)	$(142,934)

U.S. Treasury Ultra Bonds	165	September-2020	(35,995,781)	(162,788)	(162,788)

U.S. Treasury 5 Year Notes	447	September-2020	(56,206,758)	(161,543)	(161,543)

U.S. Treasury 10 Year Notes	109	September-2020	(15,169,734)	(32,591)	(32,591)

U.S. Treasury 10 Year Ultra Bonds	154	September-2020	(24,252,594)	(416,234)	(416,234)

Total Futures Contracts				$(916,090)	$(916,090)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                     Invesco Quality Income Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $ 2,399,294,949)	$2,412,562,717

Investments in affiliated money market funds, at value (Cost $ 111)	111

Other investments: Variation margin receivable – futures contracts	1,756,314

Cash	1,799,596

Receivable for:
Investments sold	76,012,487

Fund shares sold	1,650,186

Dividends	1,055

Interest	5,027,956

Principal paydowns	18,746

Investment for trustee deferred compensation and retirement plans	228,138

Other assets	75,577

Total assets	2,499,132,883

Liabilities:
Payable for:
Investments purchased	1,036,137,586

Dividends	913,772

Fund shares reacquired	3,975,513

Accrued fees to affiliates	485,358

Accrued trustees’ and officers’ fees and benefits	3,165

Accrued other operating expenses	290,572

Trustee deferred compensation and retirement plans	237,155

Total liabilities	1,042,043,121

Net assets applicable to shares outstanding	$1,457,089,762

Net assets consist of:
Shares of beneficial interest	$1,468,720,887

Distributable earnings (loss)	(11,631,125)

$1,457,089,762

Net Assets:
Class A	$817,062,777

Class C	$69,232,742

Class R	$28,110,530

Class Y	$249,457,062

Class R5	$117,161,549

Class R6	$176,065,102

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	68,746,099

Class C	5,861,546

Class R	2,367,029

Class Y	20,910,830

Class R5	9,825,438

Class R6	14,758,394

Class A:
Net asset value per share	$11.89

Maximum offering price per share
(Net asset value of $11.89 ÷ 95.75%)	$12.42

Class C:
Net asset value and offering price per share	$11.81

Class R:
Net asset value and offering price per share	$11.88

Class Y:
Net asset value and offering price per share	$11.93

Class R5:
Net asset value and offering price per share	$11.92

Class R6:
Net asset value and offering price per share	$11.93

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                             Invesco Quality Income Fund

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Interest	$13,415,383

Dividends from affiliated money market funds	53,086

Total investment income	13,468,469

Expenses:
Advisory fees	1,634,075

Administrative services fees	51,909

Custodian fees	12,539

Distribution fees:
Class A	522,353

Class C	119,716

Class R	16,862

Transfer agent fees – A, C, R and Y	396,296

Transfer agent fees – R5	2,626

Transfer agent fees – R6	1,196

Trustees’ and officers’ fees and benefits	9,776

Registration and filing fees	34,821

Reports to shareholders	28,258

Professional services fees	25,751

Other	(35,675)

Total expenses	2,820,503

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(33,727)

Net expenses	2,786,776

Net investment income	10,681,693

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	20,714,772

Futures contracts	(1,588,097)

19,126,675

Change in net unrealized appreciation (depreciation) of:
Investment securities	(697,849)

Futures contracts	(1,151,837)

(1,849,686)

Net realized and unrealized gain	17,276,989

Net increase in net assets resulting from operations	$27,958,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                             Invesco Quality Income Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30,	December 31,
	2020	2019

Operations:
Net investment income	$10,681,693	$15,665,596

Net realized gain	19,126,675	8,935,334

Change in net unrealized appreciation (depreciation)	(1,849,686)	4,624,604

Net increase in net assets resulting from operations	27,958,682	29,225,534

Distributions to shareholders from distributable earnings:
Class A	(8,221,457)	(11,582,309)

Class C	(353,083)	(221,275)

Class R	(115,210)	–

Class Y	(1,955,654)	(1,012,449)

Class R5	(2,502,142)	(5,522,068)

Class R6	(1,204,402)	(814,714)

Total distributions from distributable earnings	(14,351,948)	(19,152,815)

Share transactions–net:
Class A	507,142,548	(13,287,659)

Class C	60,019,845	(643,368)

Class R	27,922,749	–

Class Y	226,705,506	6,747,466

Class R5	(16,726,332)	(12,923,459)

Class R6	152,388,293	2,907,540

Net increase (decrease) in net assets resulting from share transactions	957,452,609	(17,199,480)

Net increase (decrease) in net assets	971,059,343	(7,126,761)

Net assets:
Beginning of period	486,030,419	493,157,180

End of period	$1,457,089,762	$486,030,419

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                             Invesco Quality Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 06/30/20	$11.72	$0.15	$0.24	$0.39	$(0.22)	$11.89	3.33	%(d)	$817,063	0.85	%(d)(e)	0.85	%(d)(e)	2.63	%(e)	382%
Year ended 12/31/19	11.48	0.35	0.33	0.68	(0.44)	11.72	5.97	(d)	301,996	0.92	(d)	0.92	(d)	3.04	(d)	448
Year ended 12/31/18	11.95	0.36	(0.38)	(0.02)	(0.45)	11.48	(0.15	)(d)	308,880	0.94	(d)	0.94	(d)	3.10	(d)	416
Year ended 12/31/17	12.11	0.26	(0.02)	0.24	(0.40)	11.95	1.98	(d)	353,256	0.96	(d)	0.96	(d)	2.15	(d)	516
Year ended 12/31/16	12.22	0.27	0.04	0.31	(0.42)	12.11	2.50	(d)	390,037	0.92	(d)	0.93	(d)	2.19	(d)(f)	472
Year ended 12/31/15	12.55	0.24	(0.06)	0.18	(0.51)	12.22	1.41	(d)	395,806	0.96	(d)	0.96	(d)	1.88	(d)	500
Class C
Six months ended 06/30/20	11.64	0.11	0.23	0.34	(0.17)	11.81	2.95		69,233	1.60	(e)	1.60	(e)	1.88	(e)	382
Year ended 12/31/19	11.40	0.27	0.32	0.59	(0.35)	11.64	5.19		8,659	1.68		1.68		2.28		448
Year ended 12/31/18	11.87	0.27	(0.38)	(0.11)	(0.36)	11.40	(0.93)		9,179	1.70		1.70		2.34		416
Year ended 12/31/17	12.02	0.16	(0.01)	0.15	(0.30)	11.87	1.28		13,178	1.72		1.72		1.39		516
Year ended 12/31/16	12.14	0.17	0.03	0.20	(0.32)	12.02	1.63		15,672	1.68		1.69		1.43	(f)	472
Year ended 12/31/15	12.46	0.14	(0.05)	0.09	(0.41)	12.14	0.71		9,394	1.72		1.72		1.12		500
Class R
Period ended 06/30/20(g)	11.79	0.20	(0.06)	0.14	(0.05)	11.88	1.18		28,111	1.06	(e)(h)	1.06	(e)(h)	2.42	(e)(h)	382
Class Y
Six months ended 06/30/20	11.77	0.17	0.22	0.39	(0.23)	11.93	3.37		249,457	0.56	(e)	0.61	(e)	2.92	(e)	382
Year ended 12/31/19	11.53	0.38	0.33	0.71	(0.47)	11.77	6.21		20,339	0.68		0.68		3.28		448
Year ended 12/31/18	12.00	0.39	(0.38)	0.01	(0.48)	11.53	0.11		13,189	0.70		0.70		3.34		416
Year ended 12/31/17	12.15	0.29	(0.01)	0.28	(0.43)	12.00	2.32		67,027	0.72		0.72		2.39		516
Year ended 12/31/16	12.27	0.30	0.03	0.33	(0.45)	12.15	2.67		67,532	0.68		0.69		2.43	(f)	472
Year ended 12/31/15	12.59	0.26	(0.04)	0.22	(0.54)	12.27	1.75		21,668	0.72		0.72		2.12		500
Class R5
Six months ended 06/30/20	11.76	0.18	0.22	0.40	(0.24)	11.92	3.43		117,162	0.47	(e)	0.47	(e)	3.01	(e)	382
Year ended 12/31/19	11.52	0.40	0.32	0.72	(0.48)	11.76	6.36		132,657	0.55		0.55		3.41		448
Year ended 12/31/18	12.00	0.40	(0.39)	0.01	(0.49)	11.52	0.16		142,812	0.56		0.56		3.48		416
Year ended 12/31/17	12.15	0.30	(0.01)	0.29	(0.44)	12.00	2.46		176,010	0.58		0.58		2.53		516
Year ended 12/31/16	12.26	0.32	0.03	0.35	(0.46)	12.15	2.86		142,657	0.55		0.56		2.56	(f)	472
Year ended 12/31/15	12.59	0.27	(0.06)	0.21	(0.54)	12.26	1.71		27	0.68		0.68		2.16		500
Class R6
Six months ended 06/30/20	11.77	0.18	0.22	0.40	(0.24)	11.93	3.43		176,065	0.47	(e)	0.47	(e)	3.01	(e)	382
Year ended 12/31/19	11.53	0.40	0.32	0.72	(0.48)	11.77	6.35		22,379	0.55		0.55		3.41		448
Year ended 12/31/18	12.00	0.40	(0.38)	0.02	(0.49)	11.53	0.25		19,097	0.56		0.56		3.48		416
Year ended 12/31/17(g)	12.14	0.23	(0.04)	0.19	(0.33)	12.00	1.61		10	0.58	(h)	0.58	(h)	2.53	(h)	516

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the six months ended June 30, 2020, the portfolio turnover calculation excludes the value of securities purchased of $1,606,141,382 in connection with the acquisition of Invesco Oppenheimer Limited-Term Government Fund into the Fund.

(d)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended June 30, 2020 and for the years ended December 31, 2019, 2018, 2017, 2016 and 2015.

(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $445,258, $24,308, $28,055, $99,118, $122,866 and $59,632 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)

Amount includes the effect of a one-time reimbursement of custody expenses. The ratio of net investment income excluding these payments would have been 2.02%, 1.26%, 2.26% and 2.39% for Class A, Class C, Class Y and Class R5 shares, respectively.

(g)	Commencement date of May 15, 2020 and April 4, 2017 for Class R and Class R6 Shares, respectively.
(h)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                     Invesco Quality Income Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Quality Income Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund’s investment objective is to provide a high level of current income, with liquidity and safety of principal.

    The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. On May 15, 2020, the Fund began offering Class R shares. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash

18                             Invesco Quality Income Fund

dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

I.

Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. Dollar roll transactions covered in this manner are not treated as senior securities for purposes of a Fund’s fundamental investment limitation on senior securities and borrowings.

J.

Other Risks - The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

K.

Collateral –To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

19                             Invesco Quality Income Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Effective May 15, 2020, under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 100 million	0.470%
Next $150 million	0.440%
Next $250 million	0.413%
Next $2 billion	0.383%
Next $2.5 billion	0.380%
Next $2.5 billion	0.365%
Next $2.5 billion	0.340%
Next $2.5 billion	0.295%
Over $12.5 billion	0.270%

    Prior to May 15, 2020, the Fund accrued daily and paid monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.470%
Next $ 500 million	0.445%
Next $ 500 million	0.420%
Next $ 500 million	0.395%
Next $ 2.5 billion	0.370%
Next $ 2.5 billion	0.345%
Next $ 2.5 billion	0.320%
Next $ 2.5 billion	0.295%
Over $12.5 billion	0.270%

For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.43%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective May 15, 2020, the Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.80%, 1.60%, 1.10%, 0.50%, 0.53% and 0.48%, respectively, of average daily net assets (the “expense limits”). Prior to May 15, 2020, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $8,464 and reimbursed class level expenses of $0, $0, $0, $24,316, $0 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% of Class C average daily net assets. The fees are accrued daily and paid monthly.

20                             Invesco Quality Income Fund

With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended June 30, 2020, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2020, IDI advised the Fund that IDI retained $13,617 in front-end sales commissions from the sale of Class A shares and $3,930 and $461 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Government Sponsored Agency Mortgage-Backed Securities	$ –	$2,122,714,047	$–	$2,122,714,047

Asset-Backed Securities	–	258,299,207	–	258,299,207

Agency Credit Risk Transfer Notes	–	26,150,699	–	26,150,699

U.S. Treasury Securities	–	5,398,764	–	5,398,764

Money Market Funds	111	–	–	111

Total Investments in Securities	111	2,412,562,717	–	2,412,562,828

Other Investments - Liabilities*

Futures Contracts	(916,090)	–	–	(916,090)

Total Investments	$(915,979)	$2,412,562,717	$–	$2,411,646,738

* Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2020:

Value
Interest
Derivative Liabilities	Rate Risk

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(916,090)

Derivatives not subject to master netting agreements	916,090

Total Derivative Liabilities subject to master netting agreements	$-

(a) The daily variation margin receivable at period-end is recorded in the Statement of Assets and Liabilities.

21                             Invesco Quality Income Fund

Effect of Derivative Investments for the six months ended June 30, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Futures contracts	$(1,588,097)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(1,151,837)
Total	$(2,739,934)

The table below summarizes the average notional value of derivatives held during the period.

Futures Contracts
Average notional value	$231,920,378

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $947.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2019, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$15,818,074	$24,478,735	$40,296,809

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $3,830,339,267 and $3,283,730,253, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$39,651,211

Aggregate unrealized (depreciation) of investments	(27,546,810)

Net unrealized appreciation of investments	$12,104,401

22                             Invesco Quality Income Fund

Cost of investments for tax purposes is $2,399,542,337.

NOTE 10–Share Information

	Summary of Share Activity
	Six months ended June 30, 2020(a)		Year ended December 31, 2019
	Shares	Amount	Shares	Amount

Sold:
Class A	4,078,656	$48,133,690	1,767,058	$20,598,990

Class C	683,531	8,026,018	524,343	6,068,781

Class R(b)	52,196	600,856	-	-

Class Y	4,578,114	54,180,951	4,083,005	48,010,869

Class R5	1,001,997	11,810,804	1,039,600	12,117,488

Class R6	391,896	4,708,277	574,607	6,756,020

Issued as reinvestment of dividends:
Class A	538,430	6,369,747	763,754	8,925,855

Class C	24,351	286,666	14,683	170,527

Class R(b)	9,589	113,629	-	-

Class Y	126,462	1,504,817	48,451	570,296

Class R5	211,034	2,501,905	470,142	5,510,817

Class R6	89,454	1,063,812	56,418	661,868

Automatic conversion of Class C shares to Class A shares:
Class A	107,093	1,266,999	362,132	4,152,425

Class C	(107,740)	(1,266,999)	(364,676)	(4,152,425)

Issued in connection with acquisitions:(c)
Class A	48,990,326	578,299,738	-	-

Class C	4,934,324	57,865,657	-	-

Class R(b)	2,383,124	28,131,270	-	-

Class Y	26,919,297	318,931,517	-	-

Class R5	861	10,195	-	-

Class R6	12,974,888	153,708,207	-	-

Reacquired:
Class A	(10,730,636)	(126,927,626)	(4,027,036)	(46,964,929)

Class C	(416,589)	(4,891,497)	(235,662)	(2,730,251)

Class R(b)	(77,880)	(923,006)	-	-

Class Y	(12,441,711)	(147,911,779)	(3,546,929)	(41,833,699)

Class R5	(2,667,470)	(31,049,236)	(2,623,470)	(30,551,764)

Class R6	(600,011)	(7,092,003)	(385,607)	(4,510,348)

Net increase (decrease) in share activity	81,053,586	$957,452,609	(1,479,187)	$(17,199,480)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 12% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 17% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

(b)	Commencement date of May 15, 2020.
(c)

After the close of business on May 15, 2020, the Fund acquired all the net assets of Invesco Oppenheimer Limited-Term Government Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on February 14, 2020 and by the shareholders of the Target Fund on April 24, 2020. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 96,202,820 shares of the Fund for 255,839,890 shares outstanding of the Target Fund as of the close of business on May 15, 2020. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, May 15, 2020. The Target Fund’s net assets as of the close of business on May 15, 2020 of $1,136,946,584, including $20,367,708 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $516,826,874 and $1,653,773,458 immediately after the acquisition.

The pro forma results of operations for the six months ended June 30, 2020 assuming the reorganization had been completed on January 1, 2020, the beginning of the annual reporting period are as follows:

Net investment income	$17,985,964
Net realized/unrealized gains	38,050,846
Change in net assets resulting from operations	$56,036,810

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since May 16, 2020.

23                             Invesco Quality Income Fund

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

24                             Invesco Quality Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020. The actual ending account value and expenses of the Class R shares in the example below are based on an investment of $1,000 invested as of close of business on May 15, 2020 (commencement date) and held through June 30, 2020.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business May 15, 2020 through June 30, 2020 for the Class R shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(01/01/20)	(06/30/20)[1]	Period[2],[3]	(06/30/20)	Period[2],4	Ratio[2]
Class A	$1,000.00	$1,031.60	$4.29	$1,020.64	$4.27	0.85%
Class C	1,000.00	1,028.70	8.07	1,016.91	8.02	1.60
Class R	1,000.00	1,009.20	1.28	1,019.59	5.32	1.06
Class Y	1,000.00	1,032.80	2.83	1,022.08	2.82	0.56
Class R5	1,000.00	1,033.50	2.38	1,022.53	2.36	0.47
Class R6	1,000.00	1,033.40	2.38	1,022.53	2.36	0.47

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year. For the Class R shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 44 (as of close of business May 15, 2020, through June 30, 2020)/366. Because the Class R shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods. Effective May 15, 2020, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Class A, Class C, Class R, Class Y, Class R5 and Class R6 to 0.80%, 1.60%, 1.10%, 0.50%, 0.53% and 0.48% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.80%, 1.60%, 1.06%, 0.50%, 0.53% and 0.48%.

[3]

The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.04, $8.07, $1.28, $2.53, $2.68 and $2.66 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[4]

The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.02, $8.02, $5.32, $2.51, $2.66 and $2.41 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

25                             Invesco Quality Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Quality Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated

Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Bloomberg Barclays U.S. Mortgage-Backed Securities Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period, the fifth quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the Fund’s allocation to agency collateralized mortgage obligations negatively impacted the Fund’s relative performance. The Board also noted that the Fund’s yield curve positioning and duration detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective May 2020 and that the Broadridge materials did not reflect this reduced contractual management fee schedule. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee

26                             Invesco Quality Income Fund

schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively, referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

27                             Invesco Quality Income Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526	Invesco Distributors, Inc.	VK-QINC-SAR-1

Semiannual Report to Shareholders	June 30, 2020

Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ Now Fund

Invesco Peak Retirement™ 2015 Fund

Invesco Peak Retirement™ 2020 Fund

Invesco Peak Retirement™ 2025 Fund

Invesco Peak Retirement™ 2030 Fund

Invesco Peak Retirement™ 2035 Fund

Invesco Peak Retirement™ 2040 Fund

Invesco Peak Retirement™ 2045 Fund

Invesco Peak Retirement™ 2050 Fund Invesco Peak Retirement™ 2055 Fund Invesco Peak Retirement™ 2060 Fund Invesco Peak Retirement™ 2065 Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

2

Fund Performance

Performance summary - Invesco Peak Retirement™ Now Fund

Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-5.68%
Class C Shares	-5.95
Class R Shares	-5.80
Class Y Shares	-5.56
Class R5 Shares	-5.56
Class R6 Shares	-5.56
Bloomberg Barclays U.S. Aggregate Bond Index▼ (Broad Market Index)	6.14
Custom Invesco Peak Retirement Now Benchmark∎ (Style-Specific Index)	2.97
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

  The Custom Invesco Peak Retirement Now Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak RetirementTM Now Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index, Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. Treasury Bellwethers (3 Month) Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective. The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors. The Bloomberg Barclays U.S. Treasury Bellwethers (3 Month) Index measures the performance of treasury bills with maturities of less than three months.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/20, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	-0.77%
1 Year	-6.83

Class C Shares
Inception (12/29/17)	0.76%
1 Year	-3.09

Class R Shares
Inception (12/29/17)	1.25%
1 Year	-1.66

Class Y Shares
Inception (12/29/17)	1.74%
1 Year	-1.16

Class R5 Shares
Inception (12/29/17)	1.74%
1 Year	-1.16

Class R6 Shares

Average Annual Total Returns– (continued)
As of 6/30/20, including maximum applicable sales charges
Inception (12/29/17)	1.74%
1 Year	-1.16

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak RetirementTM Now Fund

Nasdaq: A: PKTSX ∎ C: PKTTX ∎ R: PKTVX

Y: PKTUX ∎ R5: PKTWX ∎ R6: PKTZX

3                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary - Invesco Peak Retirement™ 2015 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-5.92%
Class C Shares	-6.23
Class R Shares	-6.03
Class Y Shares	-5.82
Class R5 Shares	-5.82
Class R6 Shares	-5.82
Bloomberg Barclays U.S. Aggregate Bond Index▼ (Broad Market Index)	6.14
Custom Invesco Peak Retirement 2015 Benchmark∎ (Style-Specific Index)	2.83

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

  The Custom Invesco Peak Retirement 2015 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak RetirementTM 2015 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index, Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. Treasury Bellwethers (3 Month) Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective. The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors. The Bloomberg Barclays U.S. Treasury Bellwethers (3 Month) Index measures the performance of treasury bills with maturities of less than three months.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/20, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	-0.88%
1 Year	-7.03

Class C Shares
Inception (12/29/17)	0.61%
1 Year	-3.42

Class R Shares
Inception (12/29/17)	1.09%
1 Year	-2.00

Class Y Shares
Inception (12/29/17)	1.59%
1 Year	-1.55

Class R5 Shares
Inception (12/29/17)	1.59%
1 Year	-1.55

Class R6 Shares

Average Annual Total Returns– (continued)
As of 6/30/20, including maximum applicable sales charges
Inception (12/29/17)	1.59%
1 Year	-1.55

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak RetirementTM 2015 Fund

Nasdaq: A: PKTMX ∎ C: PKTNX ∎ R: PKTPX

Y: PKTOX ∎ R5: PKTQX ∎ R6: PKTRX

4                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary - Invesco Peak Retirement™ 2020 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-3.77%
Class C Shares	-3.98
Class R Shares	-3.78
Class Y Shares	-3.47
Class R5 Shares	-3.47
Class R6 Shares	-3.47
Bloomberg Barclays U.S. Aggregate Bond Index▼ (Broad Market Index)	6.14
Custom Invesco Peak Retirement 2020 Benchmark∎ (Style-Specific Index)	2.65

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

  The Custom Invesco Peak Retirement 2020 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak RetirementTM 2020 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index, Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. Treasury Bellwethers (3 Month) Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective. The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors. The Bloomberg Barclays U.S. Treasury Bellwethers (3 Month) Index measures the performance of treasury bills with maturities of less than three months.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/20, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	-0.13%
1 Year	-5.31

Class C Shares
Inception (12/29/17)	1.44%
1 Year	-1.32

Class R Shares
Inception (12/29/17)	1.94%
1 Year	0.07

Class Y Shares
Inception (12/29/17)	2.49%
1 Year	0.64

Class R5 Shares
Inception (12/29/17)	2.49%
1 Year	0.64

Class R6 Shares

Average Annual Total Returns– (continued)
As of 6/30/20, including maximum applicable sales charges
Inception (12/29/17)	2.49%
1 Year	0.64

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak RetirementTM 2020 Fund

Nasdaq: A: PKTGX ∎ C: PKTHX ∎ R: PKTJX

Y: PKTIX ∎ R5: PKTKX ∎ R6: PKTLX

5                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary - Invesco Peak Retirement™ 2025 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-2.01%
Class C Shares	-2.41
Class R Shares	-2.11
Class Y Shares	-1.91
Class R5 Shares	-1.91
Class R6 Shares	-1.91
Bloomberg Barclays U.S. Aggregate Bond Index▼ (Broad Market Index)	6.14
Custom Invesco Peak Retirement 2025 Benchmark∎ (Style-Specific Index)	2.22

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

  The Custom Invesco Peak Retirement 2025 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak RetirementTM 2025 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index and Bloomberg Barclays U.S. Aggregate Bond Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective. The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/20, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	0.63%
1 Year	-3.37

Class C Shares
Inception (12/29/17)	2.11%
1 Year	0.37

Class R Shares
Inception (12/29/17)	2.70%
1 Year	2.11

Class Y Shares
Inception (12/29/17)	3.17%
1 Year	2.46

Class R5 Shares
Inception (12/29/17)	3.17%
1 Year	2.46

Class R6 Shares
Inception (12/29/17)	3.17%
1 Year	2.46

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase.

Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak RetirementTM 2025 Fund

Nasdaq: A: PKTAX ∎ C: PKTBX ∎ R: PKTDX

Y: PKTCX ∎ R5: PKTEX ∎ R6: PKTFX

6                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary - Invesco Peak Retirement™ 2030 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-3.52%
Class C Shares	-3.83
Class R Shares	-3.53
Class Y Shares	-3.32
Class R5 Shares	-3.32
Class R6 Shares	-3.32
Bloomberg Barclays U.S. Aggregate Bond Index▼ (Broad Market Index)	6.14
Custom Invesco Peak Retirement 2030 Benchmark∎ (Style-Specific Index)	0.51

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

  The Custom Invesco Peak Retirement 2030 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak RetirementTM 2030 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index and Bloomberg Barclays U.S. Aggregate Bond Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective. The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/20, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	0.19%
1 Year	-4.22

Class C Shares
Inception (12/29/17)	1.68%
1 Year	-0.35

Class R Shares
Inception (12/29/17)	2.22%
1 Year	1.21

Class Y Shares
Inception (12/29/17)	2.75%
1 Year	1.68

Class R5 Shares
Inception (12/29/17)	2.75%
1 Year	1.68

Class R6 Shares
Inception (12/29/17)	2.75%
1 Year	1.68

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase.

Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak RetirementTM 2030 Fund

Nasdaq: A: PKKSX ∎ C: PKKTX ∎ R: PKKVX

Y: PKKUX ∎ R5: PKKWX ∎ R6: PKKZX

7                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary - Invesco Peak Retirement™ 2035 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-3.89%
Class C Shares	-4.30
Class R Shares	-4.10
Class Y Shares	-3.79
Class R5 Shares	-3.79
Class R6 Shares	-3.79
Bloomberg Barclays U.S. Aggregate Bond Index▼ (Broad Market Index)	6.14
Custom Invesco Peak Retirement 2035 Benchmark∎ (Style-Specific Index)	-1.13

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

  The Custom Invesco Peak Retirement 2035 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak RetirementTM 2035 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index and Bloomberg Barclays U.S. Aggregate Bond Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective. The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/20, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	0.12%
1 Year	-4.01

Class C Shares
Inception (12/29/17)	1.59%
1 Year	-0.32

Class R Shares
Inception (12/29/17)	2.12%
1 Year	1.16

Class Y Shares
Inception (12/29/17)	2.65%
1 Year	1.72

Class R5 Shares
Inception (12/29/17)	2.65%
1 Year	1.72

Class R6 Shares
Inception (12/29/17)	2.65%
1 Year	1.72

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase.

Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak RetirementTM 2035 Fund

Nasdaq: A: PKKMX ∎ C: PKKNX ∎ R: PKKPX

Y: PKKOX ∎ R5: PKKQX ∎ R6: PKKRX

8                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary - Invesco Peak Retirement™ 2040 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-5.90%
Class C Shares	-6.32
Class R Shares	-6.20
Class Y Shares	-5.88
Class R5 Shares	-5.88
Class R6 Shares	-5.88
Bloomberg Barclays U.S. Aggregate Bond Index▼ (Broad Market Index)	6.14
Custom Invesco Peak Retirement 2040 Benchmark∎ (Style-Specific Index)	-2.44

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

  The Custom Invesco Peak Retirement 2040 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak RetirementTM 2040 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index and Bloomberg Barclays U.S. Aggregate Bond Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective. The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/20, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	-0.74%
1 Year	-5.90

Class C Shares
Inception (12/29/17)	0.72%
1 Year	-2.20

Class R Shares
Inception (12/29/17)	1.19%
1 Year	-0.92

Class Y Shares
Inception (12/29/17)	1.76%
1 Year	-0.26

Class R5 Shares
Inception (12/29/17)	1.76%
1 Year	-0.26

Class R6 Shares
Inception (12/29/17)	1.76%
1 Year	-0.26

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase.

Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak RetirementTM 2040 Fund

Nasdaq: A: PKKGX ∎ C: PKKHX ∎ R: PKKJX

Y: PKKIX ∎ R5: PKKKX ∎ R6: PKKLX

9                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary - Invesco Peak Retirement™ 2045 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-8.26%
Class C Shares	-8.55
Class R Shares	-8.39
Class Y Shares	-8.15
Class R5 Shares	-8.15
Class R6 Shares	-8.15
Russell 3000 Index▼ (Broad Market Index)	-3.48
Custom Invesco Peak Retirement 2045 Benchmark∎ (Style-Specific Index)	-3.51

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Custom Invesco Peak Retirement 2045 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak RetirementTM 2045 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index and Bloomberg Barclays U.S. Aggregate Bond Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/20, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	-1.10%
1 Year	-7.40

Class C Shares
Inception (12/29/17)	0.38%
1 Year	-3.71

Class R Shares
Inception (12/29/17)	0.88%
1 Year	-2.37

Class Y Shares
Inception (12/29/17)	1.38%
1 Year	-1.89

Class R5 Shares
Inception (12/29/17)	1.38%
1 Year	-1.89

Class R6 Shares
Inception (12/29/17)	1.38%
1 Year	-1.89

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak RetirementTM 2045 Fund

Nasdaq: A: PKKAX ∎ C: PKKBX ∎ R: PKKDX

Y: PKKCX ∎ R5: PKKEX ∎ R6: PKKFX

10                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary - Invesco Peak Retirement™ 2050 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-8.87%
Class C Shares	-9.23
Class R Shares	-9.01
Class Y Shares	-8.75
Class R5 Shares	-8.75
Class R6 Shares	-8.75
Russell 3000 Index▼ (Broad Market Index)	-3.48
Custom Invesco Peak Retirement 2050 Benchmark∎ (Style-Specific Index)	-4.01

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Custom Invesco Peak Retirement 2050 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak RetirementTM 2050 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index and Bloomberg Barclays U.S. Aggregate Bond Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/20, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	-1.06%
1 Year	-7.89

Class C Shares
Inception (12/29/17)	0.44%
1 Year	-4.30

Class R Shares
Inception (12/29/17)	0.87%
1 Year	-2.98

Class Y Shares
Inception (12/29/17)	1.43%
1 Year	-2.42

Class R5 Shares
Inception (12/29/17)	1.43%
1 Year	-2.42

Class R6 Shares
Inception (12/29/17)	1.43%
1 Year	-2.33

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak RetirementTM 2050 Fund

Nasdaq: A: PKRSX ∎ C: PKRTX ∎ R: PKRVX

Y: PKRUX ∎ R5: PKRWX ∎ R6: PKRZX

11                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary - Invesco Peak Retirement™ 2055 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-8.95%
Class C Shares	-9.29
Class R Shares	-9.07
Class Y Shares	-8.93
Class R5 Shares	-8.83
Class R6 Shares	-8.83
Russell 3000 Index▼ (Broad Market Index)	-3.48
Custom Invesco Peak Retirement 2055 Benchmark∎ (Style-Specific Index)	-4.74

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Custom Invesco Peak Retirement 2055 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak RetirementTM 2055 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index and Bloomberg Barclays U.S. Aggregate Bond Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/20, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	-1.02%
1 Year	-7.80

Class C Shares
Inception (12/29/17)	0.49%
1 Year	-4.11

Class R Shares
Inception (12/29/17)	0.91%
1 Year	-2.79

Class Y Shares
Inception (12/29/17)	1.45%
1 Year	-2.35

Class R5 Shares
Inception (12/29/17)	1.49%
1 Year	-2.25

Class R6 Shares
Inception (12/29/17)	1.49%
1 Year	-2.25

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak RetirementTM 2055 Fund

Nasdaq: A: PKRMX ∎ C: PKRNX ∎ R: PKRPX

Y: PKROX ∎ R5: PKRQX ∎ R6: PKRRX

12                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary - Invesco Peak Retirement™ 2060 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-11.47%
Class C Shares	-11.83
Class R Shares	-11.69
Class Y Shares	-11.36
Class R5 Shares	-11.36
Class R6 Shares	-11.36
Russell 3000 Index▼ (Broad Market Index)	-3.48
Custom Invesco Peak Retirement 2060 Benchmark∎ (Style-Specific Index)	-5.16

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Custom Invesco Peak Retirement 2060 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak RetirementTM 2060 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index and Bloomberg Barclays U.S. Aggregate Bond Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/20, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	-1.95%
1 Year	-9.99

Class C Shares
Inception (12/29/17)	-0.50%
1 Year	-6.39

Class R Shares
Inception (12/29/17)	-0.04%
1 Year	-5.13

Class Y Shares
Inception (12/29/17)	0.54%
1 Year	-4.57

Class R5 Shares
Inception (12/29/17)	0.54%
1 Year	-4.57

Class R6 Shares
Inception (12/29/17)	0.54%
1 Year	-4.57

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak RetirementTM 2060 Fund

Nasdaq: A: PKRGX ∎ C: PKRHX ∎ R: PKRJX

Y: PKRIX ∎ R5: PKRKX ∎ R6: PKRLX

13                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary - Invesco Peak Retirement™ 2065 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-9.45%
Class C Shares	-9.90
Class R Shares	-9.58
Class Y Shares	-9.44
Class R5 Shares	-9.44
Class R6 Shares	-9.44
Russell 3000 Index▼ (Broad Market Index)	-3.48
Custom Invesco Peak Retirement 2065 Benchmark∎ (Style-Specific Index)	-5.16

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Custom Invesco Peak Retirement 2065 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak RetirementTM 2065 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index and Bloomberg Barclays U.S. Aggregate Bond Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for nonresident investors. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/20, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	-0.84%
1 Year	-7.97

Class C Shares
Inception (12/29/17)	0.22%
1 Year	-4.47

Class R Shares
Inception (12/29/17)	0.75%
1 Year	-2.94

Class Y Shares
Inception (12/29/17)	1.26%
1 Year	-2.49

Class R5 Shares
Inception (12/29/17)	1.26%
1 Year	-2.49

Class R6 Shares
Inception (12/29/17)	1.26%
1 Year	-2.49

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak RetirementTM 2065 Fund

Nasdaq: A: PKRAX ∎ C: PKRBX ∎ R: PKRDX

Y: PKRCX ∎ R5: PKREX ∎ R6: PKRFX

14                      Invesco Peak Retirement™ Funds

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

15                      Invesco Peak Retirement™ Funds

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests in the Funds. The Board of Trustees of the Funds (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Funds’ investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Funds’ liquidity risk that takes into account, as relevant to the Funds’ liquidity risk: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; and (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Funds’ investments into categories that reflect the assessment of their relative liquidity under current market conditions. Each Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, a Fund may not acquire an investment if, immediately after the acquisition, over 15% of such Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Funds’ liquidity risk and was operated effectively to achieve that goal;
∎	Each Fund’s investment strategy remained appropriate for an open-end fund;
∎	Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Funds did not breach the 15% limit on Illiquid Investments; and
∎	The Funds primarily held Highly Liquid Investments and therefore have not adopted an HLIM.

16                      Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2020

(Unaudited)

Invesco Peak Retirement™ Now Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.19%(a)

	% of Net Assets 06/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/20	Value 06/30/20

Alternative Funds–9.99%
Invesco Global Real Estate Income Fund, Class R6	5.99%	$62,705	$81,377	$(75,152)	$944	$(12,394)	$1,071	7,553	$57,480

Invesco Multi-Asset Income Fund, Class R6	4.00%	72,435	87,526	(108,321)	1,457	(14,733)	2,135	4,188	38,364

Invesco S&P High Income Infrastructure ETF	-	40,796	18,044	(59,140)	(2,523)	2,823	-	-	-

iShares Global Infrastructure ETF(b)	-	-	54,908	(47,918)	-	(6,990)	-	-	-

Total Alternative Funds		175,936	241,855	(290,531)	(122)	(31,294)	3,206		95,844

Domestic Equity Funds–17.58%
Invesco Dividend Income Fund, Class R6	-	52,632	68,030	(112,748)	(379)	(7,535)	649	-	-

Invesco PureBetaSM MSCI USA ETF	-	15,778	17,872	(32,735)	(1,175)	260	96	-	-

Invesco S&P 500® Enhanced Value ETF	7.97%	94,727	145,295	(136,234)	(2,912)	(24,429)	1,522	2,742	76,447

Invesco S&P 500® High Dividend Low Volatility ETF	9.61%	20,474	115,663	(39,589)	(571)	(3,768)	831	2,801	92,209

Total Domestic Equity Funds		183,611	346,860	(321,306)	(5,037)	(35,472)	3,098		168,656

Exchange-Traded Funds–0.00%
Alerian MLP ETF(b)	-	-	26,763	(23,753)	-	(3,010)	674	-	-

Fixed Income Funds–61.53%
Invesco Core Plus Bond Fund, Class R6	17.56%	56,949	184,298	(77,552)	4,417	345	1,165	14,764	168,457

Invesco Corporate Bond Fund, Class R6	-	46,596	52,008	(97,719)	(1,154)	269	747	-	-

Invesco Emerging Markets Sovereign Debt ETF	-	35,644	43,650	(74,253)	(354)	(4,687)	862	-	-

Invesco Floating Rate Fund, Class R6	7.99%	77,843	98,808	(93,003)	1,388	(8,365)	1,994	11,359	76,671

Invesco Fundamental High Yield® Corporate Bond ETF	4.97%	-	52,494	(5,346)	393	134	171	2,634	47,675

Invesco High Yield Fund, Class R6	-	52,071	63,646	(108,432)	123	(7,408)	1,487	-	-

Invesco Income Fund, Class R6	8.52%	-	87,026	(10,853)	5,040	595	445	11,253	81,808

Invesco Oppenheimer International Bond Fund, Class R6	7.02%	-	73,367	(8,579)	2,298	252	234	12,802	67,338

Invesco PureBetaSM US Aggregate Bond ETF	-	62,020	66,436	(130,784)	(440)	2,768	671	-	-

Invesco Quality Income Fund, Class R6	-	124,566	137,992	(263,200)	1,040	(398)	2,158	-	-

Invesco Short Duration Inflation Protected Fund, Class R6	4.51%	9,722	45,639	(12,555)	429	20	166	4,119	43,255

Invesco Taxable Municipal Bond ETF	2.00%	25,051	28,031	(34,813)	1,327	(410)	440	583	19,186

Invesco Variable Rate Preferred ETF	8.96%	72,505	113,013	(94,044)	1,768	(7,277)	1,884	3,669	85,965

Total Fixed Income Funds		562,967	1,046,408	(1,011,133)	16,275	(24,162)	12,424		590,355

Foreign Equity Funds–4.96%
Invesco S&P International Developed Low Volatility ETF	4.96%	52,545	67,984	(62,283)	(1,031)	(9,578)	820	1,726	47,637

Money Market Funds–6.13%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(c)	3.29%	34,534	742,195	(745,165)	-	-	149	31,564	31,564

Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(c)	2.84%	34,589	742,194	(749,559)	-	23	191	27,228	27,247

Total Money Market Funds		69,123	1,484,389	(1,494,724)	-	23	340		58,811

TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $936,191)	100.19%	$1,044,182	$3,214,259	$(3,203,730)	$10,085	$(103,493)	$20,562		$961,303

OTHER ASSETS LESS LIABILITIES	(0.19)%								(1,803)

NET ASSETS	100.00%								$959,500

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Not affiliated with Invesco Advisers, Inc.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                      Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2020

(Unaudited)

Invesco Peak Retirement™ 2015 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.09%(a)

	% of Net Assets 06/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/20	Value 06/30/20

Alternative Funds–10.03%
Alerian MLP ETF(b)	-	$-	$12,638	$(11,317)	$-	$(1,321)	$471	-	$-

Invesco Global Real Estate Income Fund, Class R6	6.10%	35,729	14,126	(313)	(6,525)	(76)	688	5,643	42,941

Invesco Global Targeted Returns Fund, Class R6	-	3,017	-	(3,018)	94	(93)	-	-	-

Invesco Macro Allocation Strategy Fund, Class R6	-	1,716	-	(1,718)	106	(104)	-	-	-

Invesco Multi-Asset Income Fund, Class R6	3.93%	38,658	19,042	(22,427)	(3,607)	(4,007)	1,332	3,019	27,659

Invesco S&P High Income Infrastructure ETF	-	20,670	5,491	(26,324)	(1,354)	1,517	-	-	-

iShares Global Infrastructure ETF(b)	-	-	24,592	(20,441)	-	(4,151)	-	-	-

Total Alternative Funds		99,790	75,889	(85,558)	(11,286)	(8,235)	2,491		70,600

Domestic Equity Funds–17.52%
Invesco All Cap Market Neutral Fund, Class R6(c)	-	1,793	-	(1,788)	279	(284)	-	-	-

Invesco Diversified Dividend Fund, Class R6	-	11	-	-	(1)	(10)	-	-	-

Invesco Dividend Income Fund, Class R6	-	29,470	10,526	(35,172)	(438)	(4,386)	397	-	-

Invesco Equally-Weighted S&P 500 Fund, Class R6	-	3,939	-	(3,931)	(414)	406	-	-	-

Invesco Growth and Income Fund, Class R6	-	3,243	-	(3,247)	(93)	97	-	-	-

Invesco PureBetaSM MSCI USA ETF	-	7,857	3,642	(10,949)	(678)	128	56	-	-

Invesco S&P 500® Enhanced Value ETF	8.06%	50,013	35,173	(11,990)	(11,925)	(4,507)	1,028	2,036	56,764

Invesco S&P 500® High Dividend Low Volatility ETF	9.46%	14,530	57,317	(1,440)	(3,809)	32	596	2,024	66,630

Invesco S&P 500® Pure Growth ETF	-	3,169	-	(3,181)	(186)	198	-	-	-

Invesco U.S. Managed Volatility Fund, Class R6	-	9,867	-	(9,947)	(961)	1,041	-	-	-

Total Domestic Equity Funds		123,892	106,658	(81,645)	(18,226)	(7,285)	2,077		123,394

Fixed Income Funds–61.18%
Invesco Core Plus Bond Fund, Class R6	17.33%	36,718	89,702	(7,410)	3,224	(223)	632	10,694	122,011

Invesco Corporate Bond Fund, Class R6	-	23,504	10,872	(33,532)	(1,225)	381	445	-	-

Invesco Emerging Markets Sovereign Debt ETF	-	26,888	7,206	(31,168)	(1,328)	(1,598)	538	-	-

Invesco Floating Rate Fund, Class R6	7.93%	45,343	19,060	(4,132)	(3,471)	(942)	1,215	8,275	55,858

Invesco Fundamental High Yield® Corporate Bond ETF	4.90%	-	34,231	-	286	-	124	1,907	34,517

Invesco High Yield Fund, Class R6	-	32,969	6,765	(35,247)	108	(4,595)	883	-	-

Invesco Income Fund, Class R6	8.79%	-	58,114	-	3,816	-	314	8,519	61,930

Invesco Oppenheimer International Bond Fund, Class R6	7.10%	-	48,307	-	1,707	-	164	9,508	50,014

Invesco PureBetaSM US Aggregate Bond ETF	-	36,642	11,899	(49,853)	(318)	1,630	440	-	-

Invesco Quality Income Fund, Class R6	-	72,291	27,055	(99,372)	(555)	581	1,282	-	-

Invesco Short Duration Inflation Protected Fund, Class R6	4.38%	11,157	25,487	(6,063)	280	8	113	2,940	30,869

Invesco Short Term Bond Fund, Class R6	-	6,618	-	(6,612)	(63)	57	(1)	-	-

Invesco Taxable Municipal Bond ETF	2.00%	20,617	3,265	(10,268)	672	(233)	290	427	14,053

Invesco Variable Rate Investment Grade ETF	-	4,792	-	(4,794)	(16)	18	-	-	-

Invesco Variable Rate Preferred ETF	8.75%	41,302	32,584	(8,993)	(1,042)	(2,230)	1,153	2,630	61,621

Total Fixed Income Funds		358,841	374,547	(297,444)	2,075	(7,146)	7,592		430,873

Foreign Equity Funds–4.97%
Invesco RAFI™ Strategic Developed ex-US ETF	-	8,048	-	(8,098)	(332)	382	-	-	-

Invesco S&P International Developed Low Volatility ETF	4.97%	25,590	17,326	(1,257)	(6,267)	(368)	520	1,269	35,024

Total Foreign Equity Funds		33,638	17,326	(9,355)	(6,599)	14	520		35,024

Money Market Funds–6.39%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(d)	4.17%	19,852	126,390	(116,885)	-	-	87	29,357	29,357

Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(d)	2.22%	19,607	126,387	(130,355)	-	3	97	15,631	15,642

Total Money Market Funds		39,459	252,777	(247,240)	-	3	184		44,999

TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $722,977)	100.09%	$655,620	$827,197	$(721,242)	$(34,036)	$(22,649)	$12,864		$704,890

OTHER ASSETS LESS LIABILITIES	(0.09)%								(668)

NET ASSETS	100.00%								$704,222

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                      Invesco Peak Retirement™ Funds

Schedule of Investments-(continued)

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Not affiliated with Invesco Advisers, Inc.
(c)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from June 30, 2020.
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                      Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2020

(Unaudited)

Invesco Peak Retirement™ 2020 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.91%(a)

	% of Net Assets 06/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/20	Value 06/30/20

Alternative Funds–5.02%
Invesco Global Real Estate Income Fund, Class R6	3.00%	$58,679	$34,077	$(13,497)	$(8,572)	$(3,477)	$1,159	8,831	$67,210

Invesco Global Targeted Returns Fund, Class R6	-	50,086	26,453	(76,314)	1,674	(1,899)	-	-	-

Invesco Macro Allocation Strategy Fund, Class R6	2.02%	30,755	28,056	(10,823)	(1,192)	(1,652)	-	5,629	45,144

Invesco Multi-Asset Income Fund, Class R6	-	23,408	21,820	(39,354)	(421)	(5,453)	830	-	-

Total Alternative Funds		162,928	110,406	(139,988)	(8,511)	(12,481)	1,989		112,354

Domestic Equity Funds–26.62%
Invesco All Cap Market Neutral Fund, Class R6(b)	-	30,456	15,852	(42,978)	1,844	(5,174)	-	-	-

Invesco Diversified Dividend Fund, Class R6	-	19,700	10,777	(26,320)	(781)	(3,376)	184	-	-

Invesco Dividend Income Fund, Class R6	-	23,601	19,412	(38,088)	(559)	(4,366)	389	-	-

Invesco Equally-Weighted S&P 500 Fund, Class R6	-	61,256	31,713	(84,517)	(3,517)	(4,935)	-	-	-

Invesco Growth and Income Fund, Class R6	-	48,557	30,781	(67,669)	702	(12,371)	419	-	-

Invesco PureBetaSM MSCI USA ETF	5.56%	-	123,248	(2,911)	3,981	17	404	3,991	124,335

Invesco Russell 1000 Dynamic Multifactor ETF	5.51%	-	130,822	(2,305)	(5,251)	36	461	4,146	123,302

Invesco S&P 500® Enhanced Value ETF	3.53%	39,299	75,723	(19,990)	(8,072)	(7,948)	1,142	2,834	79,012

Invesco S&P 500® High Dividend Low Volatility ETF	4.48%	47,112	89,447	(18,028)	(11,664)	(6,494)	1,871	3,049	100,373

Invesco S&P 500® Pure Growth ETF	-	52,994	22,718	(75,332)	(2,971)	2,591	155	-	-

Invesco S&P MidCap Low Volatility ETF	-	5,596	-	(5,537)	(336)	277	-	-	-

Invesco U.S. Managed Volatility Fund, Class R6	7.54%	171,178	90,397	(97,026)	(963)	5,157	-	14,522	168,743

Total Domestic Equity Funds		499,749	640,890	(480,701)	(27,587)	(36,586)	5,025		595,765

Fixed Income Funds–61.17%
Invesco Core Plus Bond Fund, Class R6	17.99%	117,209	322,487	(47,118)	8,996	1,000	2,573	35,283	402,574

Invesco Emerging Markets Sovereign Debt ETF	-	128,732	75,400	(184,199)	(3,809)	(16,124)	3,215	-	-

Invesco Floating Rate Fund, Class R6	8.00%	87,416	123,411	(24,927)	(3,196)	(3,808)	2,663	26,503	178,896

Invesco Fundamental High Yield® Corporate Bond ETF	6.02%	-	135,114	(1,551)	1,093	8	470	7,440	134,664

Invesco High Yield Fund, Class R6	-	99,962	53,342	(138,462)	(1,115)	(13,727)	2,891	-	-

Invesco Income Fund, Class R6	5.15%	-	110,497	(2,267)	7,107	3	585	15,865	115,340

Invesco Oppenheimer International Bond Fund, Class R6	7.52%	-	165,557	(2,955)	5,747	23	552	32,010	168,372

Invesco PureBetaSM US Aggregate Bond ETF	-	74,722	41,879	(119,758)	(180)	3,337	953	-	-

Invesco Quality Income Fund, Class R6	-	134,849	73,366	(208,887)	32	640	2,429	-	-

Invesco Short Duration Inflation Protected Fund, Class R6	-	88,698	48,245	(137,354)	(284)	695	528	-	-

Invesco Short Term Bond Fund, Class R6	-	98,251	51,702	(147,836)	(351)	(1,766)	1,174	-	-

Invesco Taxable Municipal Bond ETF	6.03%	117,939	50,374	(37,397)	5,672	(1,624)	2,271	4,101	134,964

Invesco Variable Rate Investment Grade ETF	7.48%	80,671	119,848	(33,259)	1,917	(1,903)	1,084	6,797	167,274

Invesco Variable Rate Preferred ETF	2.98%	54,036	46,297	(26,877)	(4,109)	(2,618)	1,696	2,848	66,729

Total Fixed Income Funds		1,082,485	1,417,519	(1,112,847)	17,520	(35,864)	23,084		1,368,813

Foreign Equity Funds–3.00%
Invesco International Growth Fund, Class R6	-	35	-	(33)	(4)	2	-	-	-

Invesco Oppenheimer International Small-Mid Company Fund, Class R6	1.02%	-	22,160	-	570	-	-	483	22,730

Invesco PureBetaSM FTSE Developed ex-North America ETF	-	19,582	10,146	(26,273)	(1,085)	(2,370)	223	-	-

Invesco RAFI™ Strategic Developed ex-US ETF	0.98%	99,748	67,931	(124,552)	(878)	(20,299)	1,258	1,008	21,950

Invesco S&P International Developed Low Volatility ETF	1.00%	-	22,168	-	243	-	155	812	22,411

Total Foreign Equity Funds		119,365	122,405	(150,858)	(1,154)	(22,667)	1,636		67,091

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                      Invesco Peak Retirement™ Funds

Schedule of Investments-(continued)

Invesco Peak Retirement™ 2020 Fund (continued)

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.91%(a)

	% of Net Assets 06/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/20	Value 06/30/20

Money Market Funds–5.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(c)	2.00%	$37,598	$652,818	$(645,783)	$-	$-	$201	44,633	$44,633

Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(c)	3.10%	36,958	702,833	(670,458)	11	28	298	69,324	69,372

Total Money Market Funds		74,556	1,355,651	(1,316,241)	11	28	499		114,005

TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $2,241,282)	100.91%	$1,939,083	$3,646,871	$(3,200,635)	$(19,721)	$(107,570)	$32,233		$2,258,028

OTHER ASSETS LESS LIABILITIES	(0.91)%								(20,373)

NET ASSETS	100.00%								$2,237,655

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from June 30, 2020.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                      Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2020

(Unaudited)

Invesco Peak Retirement™ 2025 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–101.64%(a)

	% of Net Assets 06/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/20	Value 06/30/20

Alternative Funds–4.95%
Invesco Global Real Estate Income Fund, Class R6	2.97%	$152,746	$97,966	$(38,079)	$(15,689)	$(8,464)	$2,790	24,767	$188,480

Invesco Global Targeted Returns Fund, Class R6	-	152,038	40,001	(191,716)	4,172	(4,495)	-	-	-

Invesco Macro Allocation Strategy Fund, Class R6	1.98%	100,776	47,079	(13,129)	(7,255)	(2,279)	-	15,610	125,192

Total Alternative Funds		405,560	185,046	(242,924)	(18,772)	(15,238)	2,790		313,672

Domestic Equity Funds–29.24%
Invesco All Cap Market Neutral Fund, Class R6(b)	-	101,710	34,195	(125,058)	2,411	(13,258)	-	-	-

Invesco Comstock Fund, Class R6	-	29,915	-	(30,114)	(460)	659	-	-	-

Invesco Diversified Dividend Fund, Class R6	-	49,927	27,970	(69,017)	(1,624)	(7,256)	417	-	-

Invesco Equally-Weighted S&P 500 Fund, Class R6	-	176,762	109,737	(267,055)	(5,932)	(13,512)	-	-	-

Invesco Growth and Income Fund, Class R6	-	131,881	93,423	(198,940)	783	(27,147)	922	-	-

Invesco Oppenheimer Discovery Mid Cap Growth Fund, Class R6(b)	1.52%	-	89,761	-	6,197	-	-	3,354	95,958

Invesco PureBetaSM MSCI USA ETF	6.01%	-	371,163	(2,541)	11,981	160	1,212	12,222	380,763

Invesco Russell 1000 Dynamic Multifactor ETF	7.67%	-	509,335	(4,341)	(19,853)	394	1,725	16,326	485,535

Invesco S&P 500® Pure Growth ETF	-	175,844	98,228	(277,887)	(9,691)	13,506	552	-	-

Invesco S&P MidCap Low Volatility ETF	-	101,647	46,714	(131,143)	(4,124)	(13,094)	777	-	-

Invesco U.S. Managed Volatility Fund, Class R6	14.04%	722,875	287,008	(146,220)	16,358	9,051	-	76,512	889,072

Total Domestic Equity Funds		1,490,561	1,667,534	(1,252,316)	(3,954)	(50,497)	5,605		1,851,328

Fixed Income Funds–61.63%
Invesco Core Plus Bond Fund, Class R6	18.35%	319,863	849,834	(38,821)	30,101	1,261	7,536	101,861	1,162,238

Invesco Emerging Markets Sovereign Debt ETF	-	358,805	244,320	(563,324)	(9,462)	(30,339)	9,025	-	-

Invesco Floating Rate Fund, Class R6	8.94%	210,419	393,613	(26,125)	(8,613)	(3,365)	7,124	83,841	565,929

Invesco Fundamental High Yield® Corporate Bond ETF	6.98%	-	438,458	-	3,417	-	1,504	24,413	441,875

Invesco High Yield Fund, Class R6	-	264,085	143,724	(372,942)	(3,138)	(31,729)	7,996	-	-

Invesco Income Fund, Class R6	5.02%	-	298,458	-	19,580	-	1,611	43,747	318,038

Invesco Oppenheimer International Bond Fund, Class R6	7.46%	-	456,344	-	15,803	-	1,518	89,762	472,147

Invesco PureBetaSM US Aggregate Bond ETF	-	141,335	77,664	(226,527)	(284)	7,812	2,086	-	-

Invesco Quality Income Fund, Class R6	-	356,631	89,454	(449,070)	(260)	3,245	6,121	-	-

Invesco Short Duration Inflation Protected Fund, Class R6	-	253,932	68,901	(324,577)	(652)	2,396	1,346	-	-

Invesco Short Term Bond Fund, Class R6	-	264,688	90,356	(351,249)	(659)	(3,136)	3,214	-	-

Invesco Taxable Municipal Bond ETF	6.46%	352,361	147,544	(116,231)	31,486	(5,825)	6,811	12,438	409,335

Invesco Variable Rate Investment Grade ETF	8.42%	243,759	318,782	(31,384)	4,153	(2,184)	3,412	21,663	533,126

Total Fixed Income Funds		2,765,878	3,617,452	(2,500,250)	81,472	(61,864)	59,304		3,902,688

Foreign Equity Funds–3.94%
Invesco International Growth Fund, Class R6	-	54,794	23,670	(72,027)	295	(6,732)	-	-	-

Invesco International Select Equity Fund, Class R6	-	20,652	-	(20,902)	(2,101)	2,351	-	-	-

Invesco Oppenheimer International Small-Mid Company Fund, Class R6	0.99%	-	61,142	-	1,542	-	-	1,332	62,684

Invesco PureBetaSM FTSE Developed ex-North America ETF	0.98%	19,861	47,720	(4,436)	(34)	(1,193)	577	2,758	61,918

Invesco RAFI™ Strategic Developed ex-US ETF	0.99%	292,245	179,255	(354,651)	(389)	(53,811)	3,329	2,877	62,649

Invesco RAFI™ Strategic Emerging Markets ETF	-	14,796	-	(15,086)	(800)	1,090	-	-	-

Invesco S&P International Developed Low Volatility ETF	0.98%	-	61,444	-	656	-	419	2,250	62,100

Total Foreign Equity Funds		402,348	373,231	(467,102)	(831)	(58,295)	4,325		249,351

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                      Invesco Peak Retirement™ Funds

Schedule of Investments-(continued)

Invesco Peak Retirement™ 2025 Fund (continued)

Schedule of Investments in Affiliated and Unaffiliated Issuers–101.64%(a)

	% of Net Assets 06/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/20	Value 06/30/20

Money Market Funds–1.88%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(c)	0.65%	$12,792	$733,651	$(705,216)	$-	$-	$64	41,227	$41,227

Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(c)	0.49%	8,241	525,460	(502,859)	-	9	69	30,830	30,851

Invesco Treasury Portfolio, Institutional Class, 0.08%(c)	0.74%	14,620	838,458	(805,961)	-	-	71	47,117	47,117

Total Money Market Funds		35,653	2,097,569	(2,014,036)	-	9	204		119,195

TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $6,297,055)	101.64%	5,100,000	7,940,832	(6,476,628)	57,915	(185,885)	72,228		6,436,234

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund	-	-	714,115	(714,147)	-	32	9	-	-

Invesco Private Prime Fund	-	-	77,882	(77,897)	-	15	2	-	-

Invesco Liquid Assets Portfolio, Institutional Class	-	-	374,329	(374,306)	-	(23)	129	-	-

Invesco Government & Agency Portfolio, Institutional Class	-	-	1,470,564	(1,470,564)	-	-	299	-	-

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	-	2,636,890	(2,636,914)	-	24	439		-

TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $6,297,055)	101.64%	$5,100,000	$10,577,722	$(9,113,542)	$57,915	$(185,861)	$72,667		$6,436,234

OTHER ASSETS LESS LIABILITIES	(1.64)%								(103,755)

NET ASSETS	100.00%								$6,332,479

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from June 30, 2020.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                      Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2020

(Unaudited)

Invesco Peak Retirement™ 2030 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.17%(a)

	% of Net Assets 06/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/20	Value 06/30/20

Alternative Funds–4.93%
Invesco Global Real Estate Income Fund, Class R6	2.96%	$123,886	$170,149	$(6,703)	$(25,445)	$(411)	$3,295	34,360	$261,476

Invesco Global Targeted Returns Fund, Class R6	-	123,365	74,032	(196,821)	3,537	(4,113)	-	-	-

Invesco Macro Allocation Strategy Fund, Class R6	1.97%	82,141	111,573	(10,244)	(7,368)	(1,808)	-	21,732	174,294

Total Alternative Funds		329,392	355,754	(213,768)	(29,276)	(6,332)	3,295		435,770

Domestic Equity Funds–40.17%
Invesco All Cap Market Neutral Fund, Class R6(b)	-	82,206	62,215	(133,446)	2,986	(13,961)	-	-	-

Invesco Comstock Fund, Class R6	-	123,913	116,078	(208,229)	(3,284)	(28,478)	1,102	-	-

Invesco Diversified Dividend Fund, Class R6	-	45,414	29,245	(66,003)	(1,909)	(6,747)	413	-	-

Invesco Equally-Weighted S&P 500 Fund, Class R6	-	144,675	111,346	(238,637)	(5,975)	(11,409)	-	-	-

Invesco Growth and Income Fund, Class R6	-	123,903	102,693	(196,814)	987	(30,769)	1,156	-	-

Invesco Oppenheimer Discovery Mid Cap Growth Fund, Class R6(b)	7.06%	-	591,419	-	32,794	-	-	21,818	624,213

Invesco PureBetaSM MSCI USA ETF	6.06%	-	526,561	-	9,566	-	1,696	17,209	536,127

Invesco RAFI™ Strategic US Small Company ETF	-	61,578	31,200	(86,993)	(3,526)	(2,259)	228	-	-

Invesco Russell 1000 Dynamic Multifactor ETF	7.57%	-	704,614	-	(34,750)	-	2,416	22,524	669,864

Invesco S&P 500® Pure Growth ETF	-	144,276	88,099	(236,228)	(8,409)	12,262	499	-	-

Invesco S&P MidCap Low Volatility ETF	-	123,817	111,684	(202,256)	(6,527)	(26,718)	1,370	-	-

Invesco S&P SmallCap Low Volatility ETF	4.10%	-	364,301	-	(1,796)	-	1,648	10,706	362,505

Invesco U.S. Managed Volatility Fund, Class R6	15.38%	676,861	808,481	(138,798)	5,765	7,968	-	117,063	1,360,277

Total Domestic Equity Funds		1,526,643	3,647,936	(1,507,404)	(14,078)	(100,111)	10,528		3,552,986

Fixed Income Funds–49.39%
Invesco Core Plus Bond Fund, Class R6	15.85%	218,334	1,192,561	(38,829)	27,679	1,985	6,881	122,851	1,401,730

Invesco Emerging Markets Sovereign Debt ETF	-	205,966	181,178	(357,909)	(5,314)	(23,921)	6,706	-	-

Invesco Floating Rate Fund, Class R6	4.44%	99,830	312,480	(11,882)	(7,067)	(887)	4,021	58,144	392,474

Invesco Fundamental High Yield® Corporate Bond ETF	4.42%	-	390,896	-	(280)	-	1,359	21,581	390,616

Invesco High Yield Fund, Class R6	-	148,929	129,531	(254,555)	(1,558)	(22,347)	5,663	-	-

Invesco Income Fund, Class R6	4.45%	-	374,560	-	19,488	-	1,796	54,202	394,048

Invesco Oppenheimer International Bond Fund, Class R6	4.94%	-	426,278	-	11,063	-	1,251	83,145	437,341

Invesco Quality Income Fund, Class R6	-	288,824	179,598	(471,513)	(78)	3,169	5,941	-	-

Invesco Short Duration Inflation Protected Fund, Class R6	2.46%	205,824	194,605	(185,869)	2,558	624	1,821	20,737	217,742

Invesco Short Term Bond Fund, Class R6	-	165,041	106,590	(269,183)	(500)	(1,948)	2,263	-	-

Invesco Taxable Municipal Bond ETF(c)	4.94%	270,462	321,324	(174,142)	24,786	(5,616)	6,755	13,273	436,814

Invesco Variable Rate Investment Grade ETF	7.89%	131,614	584,701	(22,508)	4,773	(1,059)	2,951	28,343	697,521

Total Fixed Income Funds		1,734,824	4,394,302	(1,786,390)	75,550	(50,000)	47,408		4,368,286

Foreign Equity Funds–4.93%
Invesco Developing Markets Fund, Class R6	0.48%	-	40,491	-	2,269	-	-	1,233	42,760

Invesco International Growth Fund, Class R6	-	73,324	41,537	(106,184)	(44)	(8,633)	-	-	-

Invesco International Select Equity Fund, Class R6	0.49%	98,965	61,738	(113,411)	(3,148)	(862)	-	3,706	43,282

Invesco Oppenheimer International Small-Mid Company Fund, Class R6	0.98%	-	84,951	-	1,498	-	-	1,837	86,449

Invesco PureBetaSM FTSE Developed ex-North America ETF	0.99%	-	85,812	-	2,306	-	413	3,925	88,118

Invesco RAFI™ Strategic Developed ex-US ETF	1.00%	307,476	287,408	(438,970)	(2,288)	(65,304)	4,175	4,056	88,322

Invesco RAFI™ Strategic Emerging Markets ETF	-	25,280	14,472	(34,422)	(1,442)	(3,888)	36	-	-

Invesco S&P Emerging Markets Low Volatility ETF	-	24,552	14,848	(34,133)	(424)	(4,843)	295	-	-

Invesco S&P International Developed Low Volatility ETF	0.99%	-	87,411	-	(167)	-	575	3,161	87,244

Total Foreign Equity Funds		529,597	718,668	(727,120)	(1,440)	(83,530)	5,494		436,175

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                      Invesco Peak Retirement™ Funds

Schedule of Investments-(continued)

Invesco Peak Retirement™ 2030 Fund (continued)

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.17%(a)

	% of Net Assets 06/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/20	Value 06/30/20

Money Market Funds–0.75%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(d)	0.30%	$26,765	$1,636,988	$(1,637,497)	$-	$-	$85	26,256	$26,256

Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(d)	0.11%	19,759	1,169,279	(1,178,708)	-	(51)	81	10,272	10,279

Invesco Treasury Portfolio, Institutional Class, 0.08%(d)	0.34%	30,588	1,870,844	(1,871,425)	-	-	92	30,007	30,007

Total Money Market Funds		77,112	4,677,111	(4,687,630)	-	(51)	258		66,542

TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $8,730,329)	100.17%	4,197,568	13,793,771	(8,922,312)	30,756	(240,024)	66,983		8,859,759

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.89%
Invesco Private Government Fund, 0.05%(d)(e)	2.93%	-	877,312	(942,396)	-	323,909	10	258,825	258,825

Invesco Private Prime Fund, 0.11%(d)(e)	0.96%	-	85,425	-	9	-	4	85,416	85,434

Invesco Liquid Assets Portfolio, Institutional Class	-	-	146,602	(146,581)	-	(21)	30	-	-

Invesco Government & Agency Portfolio, Institutional Class	-	-	575,823	(575,823)	-	-	84	-	-

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $344,250)	3.89%	-	1,685,162	(1,664,800)	9	323,888	128		344,259

TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $9,074,579)	104.06%	$4,197,568	$15,478,933	$(10,587,112)	$30,765	$83,864	$67,111		$9,204,018

OTHER ASSETS LESS LIABILITIES	(4.06)%								(359,156)

NET ASSETS	100.00%								$8,844,862

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from June 30, 2020.
(c)	All or a portion of this security was out on loan at June 30, 2020.
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                      Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2020

(Unaudited)

Invesco Peak Retirement™ 2035 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.38%(a)

	% of Net Assets 06/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/20	Value 06/30/20

Alternative Funds–4.86%
Invesco Global Real Estate Income Fund, Class R6	2.89%	$95,070	$84,155	$(7,906)	$(17,863)	$(2,258)	$2,329	19,868	$151,198

Invesco Global Targeted Returns Fund, Class R6	-	94,571	61,584	(155,668)	2,625	(3,112)	-	-	-

Invesco Macro Allocation Strategy Fund, Class R6	1.97%	63,788	56,839	(9,762)	(5,996)	(2,099)	-	12,814	102,770

Total Alternative Funds		253,429	202,578	(173,336)	(21,234)	(7,469)	2,329		253,968

Domestic Equity Funds–50.71%
Invesco All Cap Market Neutral Fund, Class R6(b)	-	54,228	60,260	(105,663)	924	(9,749)	-	-	-

Invesco Comstock Fund, Class R6	-	115,987	79,839	(169,122)	(2,824)	(23,880)	891	-	-

Invesco Diversified Dividend Fund, Class R6	-	54,130	32,304	(75,824)	(2,548)	(8,062)	511	-	-

Invesco Equally-Weighted S&P 500 Fund, Class R6	-	128,615	80,032	(193,702)	(5,708)	(9,237)	-	-	-

Invesco Growth and Income Fund, Class R6	-	114,911	77,007	(167,020)	190	(25,088)	935	-	-

Invesco Long/Short Equity Fund, Class R6(b)	-	13,234	-	(13,216)	736	(754)	-	-	-

Invesco Oppenheimer Discovery Mid Cap Growth Fund, Class R6(b)	7.56%	-	371,040	-	24,436	-	-	13,823	395,476

Invesco Oppenheimer Main Street Small Cap Fund, Class R6(b)	5.03%	-	256,172	-	6,957	-	-	18,622	263,129

Invesco PureBetaSM MSCI USA ETF	5.88%	-	298,179	-	9,092	-	1,021	9,863	307,271

Invesco RAFI™ Strategic US Small Company ETF	-	118,886	113,460	(212,106)	(6,577)	(13,663)	644	-	-

Invesco Russell 1000 Dynamic Multifactor ETF	8.98%	-	488,264	-	(18,491)	-	1,732	15,796	469,773

Invesco S&P 500® Pure Growth ETF	-	126,019	69,612	(198,059)	(7,296)	9,724	404	-	-

Invesco S&P MidCap Low Volatility ETF	-	101,970	73,315	(148,669)	(5,511)	(21,105)	1,107	-	-

Invesco S&P SmallCap Low Volatility ETF	3.52%	13,585	183,131	(13,490)	202	804	855	5,441	184,232

Invesco U.S. Managed Volatility Fund, Class R6	19.74%	668,057	458,679	(113,443)	14,585	4,532	-	88,848	1,032,410

Total Domestic Equity Funds		1,509,622	2,641,294	(1,410,314)	8,167	(96,478)	8,100		2,652,291

Fixed Income Funds–37.93%
Invesco Core Plus Bond Fund, Class R6	9.54%	142,111	369,202	(25,203)	11,816	941	3,467	43,722	498,867

Invesco Emerging Markets Sovereign Debt ETF	-	91,225	71,886	(147,867)	(2,053)	(13,191)	2,940	-	-

Invesco Floating Rate Fund, Class R6	2.47%	61,555	77,565	(3,727)	(5,563)	(580)	2,213	19,148	129,250

Invesco Fundamental High Yield® Corporate Bond ETF	1.95%	-	101,612	-	490	-	366	5,641	102,102

Invesco High Yield Fund, Class R6	-	61,215	45,892	(96,805)	(713)	(9,589)	2,324	-	-

Invesco Income Fund, Class R6	1.46%	-	72,097	-	4,557	-	382	10,544	76,654

Invesco Oppenheimer International Bond Fund, Class R6	3.02%	-	152,903	-	4,885	-	489	29,998	157,788

Invesco Quality Income Fund, Class R6	-	244,445	124,762	(371,736)	135	2,394	4,896	-	-

Invesco Short Duration Inflation Protected Fund, Class R6	2.50%	152,289	127,225	(151,101)	1,858	344	1,408	12,439	130,615

Invesco Short Term Bond Fund, Class R6	-	128,900	79,884	(206,386)	(314)	(2,084)	1,977	-	-

Invesco Taxable Municipal Bond ETF	7.06%	168,358	227,092	(42,261)	16,854	(990)	4,198	11,214	369,053

Invesco Variable Rate Investment Grade ETF	9.93%	-	509,853	-	9,517	-	591	21,104	519,370

Total Fixed Income Funds		1,050,098	1,959,973	(1,045,086)	41,469	(22,755)	25,251		1,983,699

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                      Invesco Peak Retirement™ Funds

Schedule of Investments-(continued)

Invesco Peak Retirement™ 2035 Fund (continued)

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.38%(a)

	% of Net Assets 06/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/20	Value 06/30/20

Foreign Equity Funds–5.78%
Invesco Developing Markets Fund, Class R6	0.48%	$-	$23,166	$-	$1,769	$-	$-	719	$24,935

Invesco International Growth Fund, Class R6	-	105,666	57,452	(147,606)	1,736	(17,248)	-	-	-

Invesco International Select Equity Fund, Class R6	0.95%	141,909	76,005	(159,578)	(4,504)	(4,272)	-	4,243	49,560

Invesco Oppenheimer Developing Markets Fund, Class R6	0.48%	-	22,994	-	2,145	-	-	604	25,139

Invesco Oppenheimer International Small-Mid Company Fund, Class R6	0.97%	-	49,817	-	1,196	-	-	1,084	51,013

Invesco PureBetaSM FTSE Developed ex-North America ETF	0.98%	-	48,892	-	2,205	-	250	2,276	51,097

Invesco RAFI™ Strategic Developed ex-US ETF	0.96%	255,885	203,810	(347,211)	(2,826)	(59,378)	3,425	2,309	50,280

Invesco RAFI™ Strategic Emerging Markets ETF	-	37,462	23,478	(51,318)	(1,989)	(7,633)	58	-	-

Invesco S&P Emerging Markets Low Volatility ETF	-	37,368	22,176	(50,575)	(479)	(8,490)	474	-	-

Invesco S&P International Developed Low Volatility ETF	0.96%	-	50,026	-	399	-	341	1,827	50,425

Total Foreign Equity Funds		578,290	577,816	(756,288)	(348)	(97,021)	4,548		302,449

Money Market Funds–1.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(c)	0.36%	17,127	805,820	(803,892)	-	-	60	19,055	19,055

Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(c)	0.32%	12,287	588,892	(584,448)	2	(6)	69	16,716	16,727

Invesco Treasury Portfolio, Institutional Class, 0.08%(c)	0.42%	19,574	920,936	(918,733)	-	-	68	21,777	21,777

Total Money Market Funds		48,988	2,315,648	(2,307,073)	2	(6)	197		57,559

TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $5,125,131)	100.38%	3,440,427	7,697,309	(5,692,097)	28,056	(223,729)	40,425		5,249,966

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund	-	-	1,622,316	(1,622,297)	-	(19)	7	-	-

Invesco Private Prime Fund	-	-	385,532	(385,551)	-	19	3	-	-

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	-	2,007,848	(2,007,848)	-	-	10		-

TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $5,125,131)	100.38%	$3,440,427	$9,705,157	$(7,699,945)	$28,056	$(223,729)	$40,435		$5,249,966

OTHER ASSETS LESS LIABILITIES	(0.38)%								(19,905)

NET ASSETS	100.00%								$5,230,061

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from June 30, 2020.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                      Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2020

(Unaudited)

Invesco Peak Retirement™ 2040 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.61%(a)

	% of Net Assets 06/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/20	Value 06/30/20

Alternative Funds–4.93%
Invesco Global Real Estate Income Fund, Class R6	2.98%	$55,558	$72,366	$(5,465)	$ (6,886)	$(60)	$1,306	15,179	$115,513

Invesco Global Targeted Returns Fund, Class R6	-	40,233	35,019	(75,141)	956	(1,067)	-	-	-

Invesco Macro Allocation Strategy Fund, Class R6	1.95%	29,393	55,079	(5,011)	(2,939)	(896)	-	9,430	75,626

Total Alternative Funds		125,184	162,464	(85,617)	(8,869)	(2,023)	1,306		191,139

Domestic Equity Funds–58.20%
Invesco Comstock Fund, Class R6	-	136,377	91,435	(200,178)	(2,747)	(24,887)	923	-	-

Invesco Diversified Dividend Fund, Class R6	-	58,061	28,926	(78,186)	(2,945)	(5,856)	427	-	-

Invesco Equally-Weighted S&P 500 Fund, Class R6	-	131,483	68,855	(188,615)	(4,830)	(6,893)	-	-	-

Invesco Growth and Income Fund, Class R6	-	126,293	82,127	(182,820)	(63)	(25,537)	969	-	-

Invesco Long/Short Equity Fund, Class R6(b)	-	50,272	29,740	(67,079)	5,164	(18,097)	-	-	-

Invesco Oppenheimer Discovery Mid Cap Growth Fund, Class R6(b)	10.08%	-	366,063	-	24,864	-	-	13,664	390,927

Invesco Oppenheimer Main Street Small Cap Fund, Class R6(b)	6.07%	-	229,023	-	6,298	-	-	16,654	235,321

Invesco PureBetaSM MSCI USA ETF	8.06%	-	302,788	-	9,810	-	1,003	10,034	312,598

Invesco RAFI™ Strategic US Small Company ETF	-	87,849	70,989	(149,600)	(4,592)	(4,646)	401	-	-

Invesco Russell 1000 Dynamic Multifactor ETF	11.99%	-	483,655	-	(18,611)	-	1,676	15,637	465,044

Invesco S&P 500® Pure Growth ETF	-	136,035	50,254	(190,957)	(7,183)	11,851	323	-	-

Invesco S&P MidCap Low Volatility ETF	-	75,764	50,800	(110,536)	(3,756)	(12,272)	706	-	-

Invesco S&P SmallCap Low Volatility ETF	4.06%	55,459	132,381	(13,578)	(15,664)	(1,250)	1,387	4,647	157,348

Invesco U.S. Managed Volatility Fund, Class R6	17.94%	439,103	325,701	(87,915)	14,928	4,187	-	59,897	696,004

Total Domestic Equity Funds		1,296,696	2,312,737	(1,269,464)	673	(83,400)	7,815		2,257,242

Fixed Income Funds–26.64%
Invesco Core Plus Bond Fund, Class R6	4.45%	67,997	111,123	(11,917)	4,652	589	1,491	15,113	172,444

Invesco Emerging Markets Sovereign Debt ETF	-	37,774	22,826	(56,351)	(984)	(3,265)	1,002	-	-

Invesco Floating Rate Fund, Class R6	-	19,950	16,377	(33,754)	151	(2,724)	563	-	-

Invesco High Yield Fund, Class R6	-	20,232	16,190	(33,407)	(244)	(2,771)	769	-	-

Invesco Income Fund, Class R6	2.46%	-	89,476	-	5,847	-	482	13,112	95,323

Invesco Oppenheimer International Bond Fund, Class R6	1.98%	-	74,423	-	2,524	-	244	14,629	76,947

Invesco Quality Income Fund, Class R6	-	199,293	108,409	(309,532)	(232)	2,062	3,746	-	-

Invesco Short Duration Inflation Protected Fund, Class R6	1.48%	49,379	52,437	(45,312)	762	136	479	5,467	57,402

Invesco Short Term Bond Fund, Class R6	-	75,690	40,142	(114,943)	(285)	(604)	940	-	-

Invesco Taxable Municipal Bond ETF	6.39%	117,781	144,595	(25,334)	12,312	(1,476)	2,877	7,532	247,878

Invesco Variable Rate Investment Grade ETF	9.88%	-	375,829	-	7,496	-	429	15,576	383,325

Total Fixed Income Funds		588,096	1,051,827	(630,550)	31,999	(8,053)	13,022		1,033,319

Foreign Equity Funds–9.84%
Invesco Developing Markets Fund, Class R6	0.97%	-	34,959	-	2,669	-	-	1,085	37,628

Invesco International Growth Fund, Class R6	-	95,924	45,737	(131,023)	782	(11,420)	-	-	-

Invesco International Select Equity Fund, Class R6	0.98%	131,105	61,764	(149,450)	(3,627)	(1,813)	-	3,251	37,979

Invesco Oppenheimer Developing Markets Fund, Class R6	0.98%	-	34,758	-	3,241	-	-	913	37,999

Invesco Oppenheimer International Small-Mid Company Fund, Class R6	1.96%	-	74,145	-	1,857	-	-	1,615	76,002

Invesco PureBetaSM FTSE Developed ex-North America ETF	1.49%	-	55,219	-	2,591	-	275	2,575	57,810

Invesco RAFI™ Strategic Developed ex-US ETF	1.99%	203,061	146,166	(233,834)	2,858	(40,991)	2,523	3,548	77,260

Invesco RAFI™ Strategic Emerging Markets ETF	-	39,565	24,466	(54,701)	(2,130)	(7,200)	54	-	-

Invesco S&P Emerging Markets Low Volatility ETF	-	37,944	20,436	(49,771)	(246)	(8,363)	461	-	-

Invesco S&P International Developed Low Volatility ETF	1.47%	-	56,342	-	542	-	373	2,061	56,884

Total Foreign Equity Funds		507,599	553,992	(618,779)	8,537	(69,787)	3,686		381,562

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                      Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

Invesco Peak Retirement™ 2040 Fund (continued)

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.61%(a)

	% of Net Assets 06/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/20	Value 06/30/20

Money Market Funds–1.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(c)	0.36%	$24,478	$579,451	$(589,819)	$ -	$ -	$37	14,110	$14,110

Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(c)	0.22%	24,904	414,890	(431,424)	-	5	58	8,369	8,375

Invesco Treasury Portfolio, Institutional Class, 0.08%(c)	0.42%	27,975	662,229	(674,079)	-	-	40	16,125	16,125

Total Money Market Funds		77,357	1,656,570	(1,695,322)	-	5	135		38,610

TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $3,796,770)	100.61%	$2,594,932	$5,737,590	$(4,299,732)	$ 32,340	$(163,258)	$25,964		$3,901,872

OTHER ASSETS LESS LIABILITIES	(0.61)%								(23,655)

NET ASSETS	100.00%								$3,878,217

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from June 30, 2020.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                      Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2020

(Unaudited)

Invesco Peak Retirement™ 2045 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.67%(a)

	% of Net Assets 06/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/20	Value 06/30/20

Alternative Funds–2.98%
Invesco Global Real Estate Income Fund, Class R6	2.98%	$64,034	$51,824	$(179)	$ (10,264)	$ (44)	$1,462	13,846	$105,371

Domestic Equity Funds–65.14%
Invesco Comstock Fund, Class R6	-	166,926	108,097	(240,229)	(4,454)	(30,340)	1,194	-	-

Invesco Diversified Dividend Fund, Class R6	-	84,587	46,250	(117,187)	(4,481)	(9,169)	669	-	-

Invesco Equally-Weighted S&P 500 Fund, Class R6	-	141,969	78,482	(208,530)	(6,387)	(5,534)	-	-	-

Invesco Growth and Income Fund, Class R6	-	112,061	76,094	(165,462)	(416)	(22,277)	895	-	-

Invesco Long/Short Equity Fund, Class R6(b)	-	40,085	33,069	(61,671)	4,380	(15,863)	-	-	-

Invesco Oppenheimer Discovery Mid Cap Growth Fund, Class R6(b)	10.10%	-	337,339	(3,792)	23,069	8	-	12,465	356,624

Invesco Oppenheimer Main Street Small Cap Fund, Class R6(b)	7.64%	-	262,980	-	6,804	-	-	19,093	269,784

Invesco PureBetaSM MSCI USA ETF	11.23%	-	392,562	(8,704)	12,706	(193)	1,333	12,723	396,371

Invesco RAFI™ Strategic US Small Company ETF	-	79,381	51,057	(120,288)	(4,622)	(5,528)	370	-	-

Invesco Russell 1000 Dynamic Multifactor ETF	16.09%	-	592,031	-	(23,700)	-	2,114	19,110	568,331

Invesco S&P 500® Pure Growth ETF	-	216,794	92,598	(318,330)	(12,207)	21,145	596	-	-

Invesco S&P MidCap Low Volatility ETF	-	68,554	49,616	(104,006)	(5,049)	(9,115)	648	-	-

Invesco S&P SmallCap Low Volatility ETF	5.10%	68,484	142,101	(6,353)	(22,058)	(1,971)	1,779	5,322	180,203

Invesco U.S. Managed Volatility Fund, Class R6	14.98%	333,665	235,981	(54,570)	12,323	1,691	-	45,533	529,090

Total Domestic Equity Funds		1,312,506	2,498,257	(1,409,122)	(24,092)	(77,146)	9,598		2,300,403

Fixed Income Funds–18.77%
Invesco 1-30 Laddered Treasury ETF	4.91%	-	183,025	(10,321)	766	(11)	103	4,407	173,459

Invesco Core Plus Bond Fund, Class R6	-	31,052	21,953	(53,701)	(564)	1,260	422	-	-

Invesco Emerging Markets Sovereign Debt ETF	-	31,591	24,862	(52,411)	(750)	(3,292)	916	-	-

Invesco Quality Income Fund, Class R6	-	171,358	115,720	(288,926)	340	1,508	3,280	-	-

Invesco Short Term Bond Fund, Class R6	-	54,831	59,838	(113,948)	(134)	(587)	876	-	-

Invesco Taxable Municipal Bond ETF	2.97%	78,700	60,694	(40,048)	6,605	(1,133)	1,702	3,185	104,818

Invesco Variable Rate Investment Grade ETF	10.89%	-	389,151	(12,227)	7,735	(29)	439	15,629	384,630

Total Fixed Income Funds		367,532	855,243	(571,582)	13,998	(2,284)	7,738		662,907

Foreign Equity Funds–12.71%
Invesco Developing Markets Fund, Class R6	1.47%	-	49,812	(1,885)	3,671	145	-	1,492	51,743

Invesco International Growth Fund, Class R6	-	116,569	60,812	(163,642)	2,383	(16,122)	-	-	-

Invesco International Select Equity Fund, Class R6	1.47%	139,264	78,238	(160,034)	(1,761)	(3,654)	-	4,456	52,053

Invesco Oppenheimer Developing Markets Fund, Class R6	1.48%	-	49,453	(1,854)	4,452	141	-	1,254	52,192

Invesco Oppenheimer International Small-Mid Company Fund, Class R6	2.46%	-	84,736	-	2,090	-	-	1,845	86,826

Invesco PureBetaSM FTSE Developed ex-North America ETF	1.96%	-	65,933	-	3,259	-	339	3,082	69,192

Invesco RAFI™ Strategic Developed ex-US ETF	1.91%	197,477	132,614	(224,793)	528	(38,343)	2,433	3,099	67,483

Invesco RAFI™ Strategic Emerging Markets ETF	-	44,793	29,958	(63,391)	(2,531)	(8,829)	67	-	-

Invesco S&P Emerging Markets Low Volatility ETF	-	36,264	21,126	(49,593)	(372)	(7,425)	410	-	-

Invesco S&P International Developed Low Volatility ETF	1.96%	-	68,727	-	659	-	471	2,514	69,386

Total Foreign Equity Funds		534,367	641,409	(665,192)	12,378	(74,087)	3,720		448,875

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                      Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

Invesco Peak Retirement™ 2045 Fund (continued)

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.67%(a)

	% of Net Assets 06/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/20	Value 06/30/20

Money Market Funds–1.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(c)	0.27%	$16,534	$568,462	$(575,633)	$ -	$-	$34	9,363	$9,363

Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(c)	0.50%	13,161	427,664	(423,222)	-	20	63	17,611	17,623

Invesco Treasury Portfolio, Institutional Class, 0.08%(c)	0.30%	18,896	649,671	(657,867)	-	-	38	10,700	10,700

Total Money Market Funds		48,591	1,645,797	(1,656,722)	-	20	135		37,686

TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $3,479,064)	100.67%	$2,327,030	$5,692,530	$(4,302,797)	$ (7,980)	$(153,541)	$22,653		$3,555,242

OTHER ASSETS LESS LIABILITIES	(0.67)%								(23,789)

NET ASSETS	100.00%								$3,531,453

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from June 30, 2020.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                      Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2020

(Unaudited)

Invesco Peak Retirement™ 2050 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.76%(a)

	% of Net Assets 06/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/20	Value 06/30/20

Alternative Funds–1.99%
Invesco Global Real Estate Income Fund, Class R6	1.99%	$36,694	$33,801	$(6,107)	$(5,660)	$(1,241)	$828	7,554	$57,487
Domestic Equity Funds–68.96%
Invesco Comstock Fund, Class R6	-	188,324	108,247	(255,387)	(3,506)	(37,678)	1,303	-	-
Invesco Diversified Dividend Fund, Class R6	-	103,843	46,958	(133,822)	(5,597)	(11,382)	786	-	-
Invesco Equally-Weighted S&P 500 Fund, Class R6	-	159,131	75,649	(220,063)	(7,039)	(7,678)	-	-	-
Invesco Growth and Income Fund, Class R6	-	74,696	79,184	(133,708)	(109)	(20,063)	724	-	-
Invesco Long/Short Equity Fund, Class R6(b)	-	17,914	12,408	(25,068)	2,379	(7,633)	-	-	-
Invesco Oppenheimer Discovery Mid Cap Growth Fund, Class R6(b)	10.06%	-	272,732	-	18,289	-	-	10,172	291,021
Invesco Oppenheimer Main Street Small Cap Fund, Class R6(b)	9.05%	-	255,544	-	6,200	-	-	18,524	261,744
Invesco PureBetaSM MSCI USA ETF	13.90%	-	390,282	-	12,008	-	1,301	12,913	402,290
Invesco RAFI™ Strategic US Small Company ETF	-	72,975	59,214	(121,559)	(3,405)	(7,225)	333	-	-
Invesco Russell 1000 Dynamic Multifactor ETF	16.96%	-	511,711	-	(21,090)	-	1,780	16,497	490,621
Invesco S&P 500® Pure Growth ETF	-	246,334	109,853	(363,180)	(12,908)	19,901	726	-	-
Invesco S&P MidCap Low Volatility ETF	-	62,581	39,920	(88,783)	(4,918)	(8,800)	625	-	-
Invesco S&P SmallCap Low Volatility ETF	6.02%	62,481	146,596	(11,665)	(18,344)	(4,791)	1,717	5,147	174,277
Invesco U.S. Managed Volatility Fund, Class R6	12.97%	265,560	175,125	(73,711)	3,952	4,300	-	32,291	375,226
Total Domestic Equity Funds		1,253,839	2,283,423	(1,426,946)	(34,088)	(81,049)	9,295		1,995,179
Fixed Income Funds–14.07%
Invesco 1-30 Laddered Treasury ETF	7.13%	-	205,553	-	890	-	120	5,245	206,443
Invesco Core Plus Bond Fund, Class R6	-	20,206	9,510	(30,175)	(736)	1,195	206	-	-
Invesco Emerging Markets Sovereign Debt ETF	-	16,151	14,491	(28,055)	(561)	(2,026)	558	-	-
Invesco Quality Income Fund, Class R6	-	143,776	97,172	(242,682)	(323)	2,057	2,953	-	-
Invesco Taxable Municipal Bond ETF	-	72,334	46,693	(120,126)	(85)	1,184	1,287	-	-
Invesco Variable Rate Investment Grade ETF	6.94%	-	196,880	-	3,889	-	229	8,158	200,769
Total Fixed Income Funds		252,467	570,299	(421,038)	3,074	2,410	5,353		407,212
Foreign Equity Funds–14.61%
Invesco Developing Markets Fund, Class R6	1.45%	-	38,954	-	2,974	-	-	1,209	41,928
Invesco International Growth Fund, Class R6	-	117,085	56,619	(158,665)	960	(15,999)	-	-	-
Invesco International Select Equity Fund, Class R6	1.46%	138,974	63,760	(152,705)	(3,350)	(4,517)	-	3,610	42,162
Invesco Oppenheimer Developing Markets Fund, Class R6	1.46%	-	38,679	-	3,607	-	-	1,016	42,286
Invesco Oppenheimer International Small-Mid Company Fund, Class R6	2.94%	-	83,200	-	1,932	-	-	1,809	85,132
Invesco PureBetaSM FTSE Developed ex-North America ETF	2.45%	-	67,765	-	3,089	-	341	3,156	70,854
Invesco RAFI™ Strategic Developed ex-US ETF	2.41%	199,391	143,387	(232,645)	4,445	(44,700)	2,441	3,209	69,878
Invesco RAFI™ Strategic Emerging Markets ETF	-	40,804	27,580	(57,761)	(1,428)	(9,195)	59	-	-
Invesco S&P Emerging Markets Low Volatility ETF	-	41,688	22,736	(54,510)	463	(10,377)	543	-	-
Invesco S&P International Developed Low Volatility ETF	2.44%	-	69,954	-	536	-	474	2,554	70,490
Total Foreign Equity Funds		537,942	612,634	(656,286)	13,228	(84,788)	3,858		422,730

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                      Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

Invesco Peak Retirement™ 2050 Fund (continued)

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.76%(a)

	% of Net Assets 06/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/20	Value 06/30/20

Money Market Funds–1.13%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(c)	0.40%	$12,971	$491,008	$(492,526)	$ -	$-	$41	11,453	$11,453

Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(c)	0.28%	9,564	350,720	(352,123)	-	5	40	8,161	8,166

Invesco Treasury Portfolio, Institutional Class, 0.08%(c)	0.45%	14,824	561,152	(562,887)	-	-	44	13,089	13,089

Total Money Market Funds		37,359	1,402,880	(1,407,536)	-	5	125		32,708

TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $2,858,545)	100.76%	$2,118,301	$4,903,037	$(3,917,913)	$ (23,446)	$(164,663)	$19,459		$2,915,316

OTHER ASSETS LESS LIABILITIES	(0.76)%								(22,094)

NET ASSETS	100.00%								$2,893,222

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from June 30, 2020.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                      Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2020

(Unaudited)

Invesco Peak Retirement™ 2055 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.91%(a)

	% of Net Assets 06/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/20	Value 06/30/20

Alternative Funds–0.00%
Invesco Global Real Estate Income Fund, Class R6	-	$8,165	$7,767	$(14,080)	$ 29	$(1,881)	$97	-	$-

Domestic Equity Funds–72.78%
Invesco Comstock Fund, Class R6	-	125,152	69,105	(169,939)	(77)	(24,241)	812	-	-

Invesco Diversified Dividend Fund, Class R6	-	76,842	34,616	(98,908)	(2,006)	(10,544)	597	-	-

Invesco Equally-Weighted S&P 500 Fund, Class R6	-	114,278	45,269	(150,372)	(3,224)	(5,951)	-	-	-

Invesco Long/Short Equity Fund, Class R6(b)	-	4,039	3,613	(6,503)	478	(1,627)	-	-	-

Invesco Oppenheimer Discovery Mid Cap Growth Fund, Class R6(b)	10.10%	-	162,119	-	10,285	-	-	6,026	172,404

Invesco Oppenheimer Main Street Small Cap Fund, Class R6(b)	10.07%	-	167,665	-	4,226	-	-	12,165	171,891

Invesco PureBetaSM MSCI USA ETF	16.10%	-	271,875	(4,611)	7,949	(249)	897	8,826	274,964

Invesco RAFI™ Strategic US Small Company ETF	-	37,667	20,345	(53,861)	(1,508)	(2,643)	158	-	-

Invesco Russell 1000 Dynamic Multifactor ETF	17.97%	-	319,838	-	(12,891)	-	1,101	10,321	306,947

Invesco S&P 500® Pure Growth ETF	-	146,811	45,276	(197,577)	(6,522)	12,012	372	-	-

Invesco S&P MidCap Low Volatility ETF	-	32,286	16,431	(42,311)	(2,523)	(3,883)	271	-	-

Invesco S&P SmallCap Low Volatility ETF	7.06%	32,207	101,742	(3,069)	(9,312)	(992)	950	3,561	120,576

Invesco U.S. Managed Volatility Fund, Class R6	11.48%	122,885	87,265	(18,256)	3,420	815	-	16,879	196,129

Total Domestic Equity Funds		692,167	1,345,159	(745,407)	(11,705)	(37,303)	5,158		1,242,911

Fixed Income Funds–9.87%
Invesco 1-30 Laddered Treasury ETF	6.41%	-	111,078	(2,123)	545	-	63	2,782	109,500

Invesco Core Plus Bond Fund, Class R6	-	8,102	6,925	(15,178)	(211)	362	139	-	-

Invesco Quality Income Fund, Class R6	-	42,366	29,291	(72,080)	114	309	863	-	-

Invesco Taxable Municipal Bond ETF	-	36,927	16,943	(54,197)	(61)	388	611	-	-

Invesco Variable Rate Investment Grade ETF	3.46%	-	59,179	(1,084)	1,068	(1)	64	2,404	59,162

Total Fixed Income Funds		87,395	223,416	(144,662)	1,455	1,058	1,740		168,662

Foreign Equity Funds–16.62%
Invesco Developing Markets Fund, Class R6	1.49%	-	23,735	-	1,651	-	-	732	25,386

Invesco International Growth Fund, Class R6	-	66,926	25,411	(84,636)	3,516	(11,217)	-	-	-

Invesco International Select Equity Fund, Class R6	1.99%	83,300	35,058	(80,751)	418	(4,115)	-	2,903	33,910

Invesco Oppenheimer Developing Markets Fund, Class R6	1.97%	-	31,026	-	2,645	-	-	809	33,671

Invesco Oppenheimer International Small-Mid Company Fund, Class R6	2.93%	-	49,044	-	1,075	-	-	1,065	50,119

Invesco PureBetaSM FTSE Developed ex-North America ETF	2.92%	-	47,958	-	1,972	-	240	2,224	49,930

Invesco RAFI™ Strategic Developed ex-US ETF	2.90%	108,976	60,544	(101,134)	2,153	(21,065)	1,326	2,272	49,474

Invesco RAFI™ Strategic Emerging Markets ETF	-	21,938	9,525	(26,479)	(665)	(4,319)	29	-	-

Invesco S&P Emerging Markets Low Volatility ETF	-	21,504	9,504	(26,231)	560	(5,337)	237	-	-

Invesco S&P International Developed Low Volatility ETF	2.42%	-	41,159	-	213	-	276	1,499	41,372

Total Foreign Equity Funds		302,644	332,964	(319,231)	13,538	(46,053)	2,108		283,862

Money Market Funds–1.64%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(c)	0.57%	14,323	262,856	(267,455)	-	-	9	9,724	9,724

Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(c)	0.42%	16,691	187,755	(197,255)	-	-	33	7,185	7,191

Invesco Treasury Portfolio, Institutional Class, 0.08%(c)	0.65%	16,369	300,407	(305,663)	-	-	11	11,113	11,113

Total Money Market Funds		47,383	751,018	(770,373)	-	-	53		28,028

TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $1,690,419)	100.91%	$1,137,754	$2,660,324	$(1,993,753)	$ 3,317	$ (84,179)	$9,156		$1,723,463

OTHER ASSETS LESS LIABILITIES	(0.91)%								(15,595)

NET ASSETS	100.00%								$1,707,868

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                      Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from June 30, 2020.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                      Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2020

(Unaudited)

Invesco Peak Retirement™ 2060 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.63%(a)

	% of Net Assets 06/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/20	Value 06/30/20

Domestic Equity Funds–76.68%
Invesco Comstock Fund, Class R6	-	$163,463	$113,390	$(236,694)	$ (498)	$(39,661)	$997	-	$-

Invesco Diversified Dividend Fund, Class R6	-	88,077	51,481	(122,189)	(3,230)	(14,139)	641	-	-

Invesco Equally-Weighted S&P 500 Fund, Class R6	-	151,079	82,234	(213,812)	(5,830)	(13,671)	-	-	-

Invesco Oppenheimer Discovery Mid Cap Growth Fund, Class R6(b)	10.08%	-	173,328	-	11,979	-	-	6,477	185,307

Invesco Oppenheimer Main Street Small Cap Fund, Class R6(b)	11.52%	-	206,392	-	5,431	-	-	14,991	211,823

Invesco PureBetaSM MSCI USA ETF	18.27%	-	325,175	-	10,695	-	1,111	10,781	335,870

Invesco RAFI™ Strategic US Small Company ETF	-	44,222	25,166	(62,744)	(2,287)	(4,357)	169	-	-

Invesco Russell 1000 Dynamic Multifactor ETF	18.89%	-	362,118	-	(14,814)	-	1,284	11,678	347,304

Invesco S&P 500® Pure Growth ETF	-	188,142	77,469	(263,238)	(10,728)	8,355	459	-	-

Invesco S&P MidCap Low Volatility ETF	-	37,344	23,440	(52,237)	(2,940)	(5,607)	299	-	-

Invesco S&P SmallCap Low Volatility ETF	7.98%	37,397	123,337	(1,059)	(12,345)	(513)	1,131	4,336	146,817

Invesco U.S. Managed Volatility Fund, Class R6	9.94%	125,664	85,098	(31,263)	2,373	923	-	15,731	182,795

Total Domestic Equity Funds		835,388	1,648,628	(983,236)	(22,194)	(68,670)	6,091		1,409,916

Fixed Income Funds–5.04%
Invesco 1-30 Laddered Treasury ETF	4.05%	-	74,238	-	270	-	43	1,893	74,508

Invesco Quality Income Fund, Class R6	-	21,483	10,769	(32,423)	33	138	361	-	-

Invesco Taxable Municipal Bond ETF	-	41,329	24,775	(66,645)	(94)	635	630	-	-

Invesco Variable Rate Investment Grade ETF	0.99%	-	17,789	-	349	-	21	737	18,138

Total Fixed Income Funds		62,812	127,571	(99,068)	558	773	1,055		92,646

Foreign Equity Funds–17.65%
Invesco Developing Markets Fund, Class R6	2.00%	-	34,218	-	2,612	-	-	1,062	36,830

Invesco International Growth Fund, Class R6	-	81,059	44,719	(113,712)	3,701	(15,767)	-	-	-

Invesco International Select Equity Fund, Class R6	1.95%	100,609	54,746	(111,845)	(2,715)	(5,010)	-	3,064	35,785

Invesco Oppenheimer Developing Markets Fund, Class R6	2.02%	-	33,997	-	3,170	-	-	893	37,167

Invesco Oppenheimer International Small-Mid Company Fund, Class R6	3.41%	-	61,209	-	1,522	-	-	1,333	62,731

Invesco PureBetaSM FTSE Developed ex-North America ETF	2.92%	-	51,237	-	2,532	-	263	2,395	53,769

Invesco RAFI™ Strategic Developed ex-US ETF	2.89%	124,522	78,104	(124,005)	(30)	(25,502)	1,377	2,438	53,089

Invesco RAFI™ Strategic Emerging Markets ETF	-	25,442	13,238	(32,320)	(1,108)	(5,252)	31	-	-

Invesco S&P Emerging Markets Low Volatility ETF	-	24,672	14,285	(33,128)	117	(5,946)	265	-	-

Invesco S&P International Developed Low Volatility ETF	2.46%	-	44,742	-	439	-	305	1,637	45,181

Total Foreign Equity Funds		356,304	430,495	(415,010)	10,240	(57,477)	2,241		324,552

Money Market Funds–1.26%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(c)	0.45%	4,938	298,027	(294,692)	-	-	19	8,273	8,273

Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(c)	0.30%	3,877	213,197	(211,565)	-	11	22	5,516	5,520

Invesco Treasury Portfolio, Institutional Class, 0.08%(c)	0.51%	5,644	340,602	(336,792)	-	-	21	9,454	9,454

Total Money Market Funds		14,459	851,826	(843,049)	-	11	62		23,247

TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $1,814,014)	100.63%	$1,268,963	$3,058,520	$(2,340,363)	$(11,396)	$(125,363)	$9,449		$1,850,361

OTHER ASSETS LESS LIABILITIES	(0.63)%								(11,638)

NET ASSETS	100.00%								$1,838,723

Investment Abbreviations:

ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                      Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from June 30, 2020.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                      Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2020

(Unaudited)

Invesco Peak Retirement™ 2065 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.80%(a)

	% of Net Assets 06/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/20	Value 06/30/20

Domestic Equity Funds–76.83%
Invesco Comstock Fund, Class R6	-	$104,718	$72,604	$(156,631)	$ 599	$(21,290)	$723	-	$-

Invesco Diversified Dividend Fund, Class R6	-	56,350	33,118	(80,333)	(1,855)	(7,280)	435	-	-

Invesco Equally-Weighted S&P 500 Fund, Class R6	-	96,744	53,776	(143,462)	(4,044)	(3,014)	-	-	-

Invesco Oppenheimer Discovery Mid Cap Growth Fund, Class R6(b)	10.06%	-	123,648	(3,348)	8,231	42	-	4,494	128,573

Invesco Oppenheimer Main Street Small Cap Fund, Class R6(b)	11.53%	-	153,403	(10,354)	3,666	647	-	10,429	147,362

Invesco PureBetaSM MSCI USA ETF	18.34%	-	237,595	(10,477)	7,159	187	783	7,526	234,464

Invesco RAFI™ Strategic US Small Company ETF	-	28,033	19,442	(45,156)	(1,349)	(970)	121	-	-

Invesco Russell 1000 Dynamic Multifactor ETF	18.91%	-	259,779	(8,506)	(10,236)	601	916	8,125	241,638

Invesco S&P 500® Pure Growth ETF	-	120,568	51,416	(178,503)	(6,655)	13,174	324	-	-

Invesco S&P MidCap Low Volatility ETF	-	24,107	15,516	(34,783)	(2,515)	(2,325)	214	-	-

Invesco S&P SmallCap Low Volatility ETF	8.04%	24,117	93,339	(7,270)	(5,465)	(1,956)	798	3,035	102,765

Invesco U.S. Managed Volatility Fund, Class R6	9.95%	80,494	61,088	(18,190)	2,757	1,041	-	10,946	127,190

Total Domestic Equity Funds		535,131	1,174,724	(697,013)	(9,707)	(21,143)	4,314		981,992

Fixed Income Funds–4.96%
Invesco 1-30 Laddered Treasury ETF	3.96%	-	50,440	-	177	-	30	1,286	50,617

Invesco Quality Income Fund, Class R6	-	13,678	7,274	(21,088)	12	124	252	-	-

Invesco Taxable Municipal Bond ETF	-	26,381	16,061	(42,804)	(121)	483	462	-	-

Invesco Variable Rate Investment Grade ETF	1.00%	-	12,533	-	240	-	15	519	12,773

Total Fixed Income Funds		40,059	86,308	(63,892)	308	607	759		63,390

Foreign Equity Funds–17.73%
Invesco Developing Markets Fund, Class R6	1.99%	-	23,649	-	1,806	-	-	734	25,455

Invesco International Growth Fund, Class R6	-	52,312	27,721	(74,339)	3,117	(8,811)	-	-	-

Invesco International Select Equity Fund, Class R6	1.93%	64,331	35,166	(72,835)	997	(2,927)	-	2,117	24,732

Invesco Oppenheimer Developing Markets Fund, Class R6	1.99%	-	24,540	(1,318)	2,071	137	-	611	25,430

Invesco Oppenheimer International Small-Mid Company Fund, Class R6	3.44%	-	44,024	(1,194)	1,064	13	-	933	43,907

Invesco PureBetaSM FTSE Developed ex-North America ETF	2.98%	-	36,400	-	1,676	-	186	1,696	38,076

Invesco RAFI™ Strategic Developed ex-US ETF	2.94%	79,956	58,149	(87,160)	2,098	(15,480)	972	1,725	37,563

Invesco RAFI™ Strategic Emerging Markets ETF	-	16,090	10,279	(22,789)	(518)	(3,062)	22	-	-

Invesco S&P Emerging Markets Low Volatility ETF	-	16,152	9,818	(22,592)	606	(3,984)	178	-	-

Invesco S&P International Developed Low Volatility ETF	2.46%	-	31,163	-	273	-	218	1,139	31,436

Total Foreign Equity Funds		228,841	300,909	(282,227)	13,190	(34,114)	1,576		226,599

Money Market Funds–1.28%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(c)	0.21%	13,617	210,232	(221,171)	-	-	23	2,678	2,678

Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(c)	0.83%	6,887	151,123	(147,455)	-	12	13	10,560	10,567

Invesco Treasury Portfolio, Institutional Class, 0.08%(c)	0.24%	15,563	240,264	(252,767)	-	-	25	3,060	3,060

Total Money Market Funds		36,067	601,619	(621,393)	-	12	61		16,305

TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $1,255,281)	100.80%	$840,098	$2,163,560	$(1,664,525)	$ 3,791	$(54,638)	$6,710		$1,288,286

OTHER ASSETS LESS LIABILITIES	(0.80)%								(10,242)

NET ASSETS	100.00%								$1,278,044

Investment Abbreviations:

ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                      Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from June 30, 2020.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                      Invesco Peak Retirement™ Funds

Portfolio Composition*

June 30, 2020

(Unaudited)

Invesco Peak Retirement™ Now Fund

By fund type, based on total investments

Fixed Income Funds	61.41%

Equity Funds	22.50

Alternative Funds	9.97

Money Market Funds	6.12

Invesco Peak Retirement™ 2015 Fund

By fund type, based on total investments

Fixed Income Funds	61.13%

Equity Funds	22.47

Alternative Funds	10.02

Money Market Funds	6.38

Invesco Peak Retirement™ 2020 Fund

By fund type, based on total investments

Fixed Income Funds	60.62%

Equity Funds	29.35

Money Market Funds	5.05

Alternative Funds	4.98

Invesco Peak Retirement™ 2025 Fund

By fund type, based on total investments

Fixed Income Funds	60.64%

Equity Funds	32.64

Alternative Funds	4.87

Money Market Funds	1.85

Invesco Peak Retirement™ 2030 Fund

By fund type, based on total investments

Fixed Income Funds	47.46%

Equity Funds	43.34

Alternative Funds	4.74

Money Market Funds	4.46

Invesco Peak Retirement™ 2035 Fund

By fund type, based on total investments

Equity Funds	56.28%

Fixed Income Funds	37.78

Alternative Funds	4.84

Money Market Funds	1.10

Invesco Peak Retirement™ 2040 Fund

By fund type, based on total investments

Equity Funds	67.63%

Fixed Income Funds	26.48

Alternative Funds	4.90

Money Market Funds	0.99

Invesco Peak Retirement™ 2045 Fund

By fund type, based on total investments

Equity Funds	77.33%

Fixed Income Funds	18.65

Alternative Funds	2.96

Money Market Funds	1.06

Invesco Peak Retirement™ 2050 Fund

By fund type, based on total investments

Equity Funds	82.94%

Fixed Income Funds	13.97

Alternative Funds	1.97

Money Market Funds	1.12

Invesco Peak Retirement™ 2055 Fund

By fund type, based on total investments

Equity Funds	88.59%

Fixed Income Funds	9.78

Money Market Funds	1.63

Invesco Peak Retirement™ 2060 Fund

By fund type, based on total investments

Equity Funds	93.74%

Fixed Income Funds	5.01

Money Market Funds	1.25

Invesco Peak Retirement™ 2065 Fund

By fund type, based on total investments

Equity Funds	93.81%

Fixed Income Funds	4.92

Money Market Funds	1.27

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                      Invesco Peak Retirement™ Funds

Statements of Assets and Liabilities

June 30, 2020

(Unaudited)

	Invesco Peak Retirement™ Now Fund	Invesco Peak Retirement™ 2015 Fund	Invesco Peak Retirement™ 2020 Fund	Invesco Peak Retirement™ 2025 Fund	Invesco Peak Retirement™ 2030 Fund	Invesco Peak Retirement™ 2035 Fund
Assets:
Investments in affiliated underlying funds, at value [1]	$961,303	$704,890	$2,258,028	$6,436,234	$9,204,018	$5,249,966
Cash	520	348	263	–	4,206	–
Receivable for:
Fund shares sold	114	–	–	1,477	3,785	13,214
Dividends - affiliated underlying funds	1,348	945	2,709	7,721	7,323	2,478
Investment for trustee deferred compensation and retirement plans	6,116	6,116	6,116	6,118	6,117	6,117
Other assets	30,049	29,841	30,279	31,007	30,494	30,791
Total assets	999,450	742,140	2,297,395	6,482,557	9,255,943	5,302,566

Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	1,273	896	15,622	93,181	11,202	19,250
Collateral upon return of securities loaned	–	–	–	–	344,250	–
Accrued fees to affiliates	1,815	517	2,919	16,455	15,596	11,941
Accrued trustees’ and officers’ fees and benefits	3,522	3,419	3,417	3,403	3,419	3,420
Accrued other operating expenses	27,224	26,970	31,666	30,922	30,497	31,777
Trustee deferred compensation and retirement plans	6,116	6,116	6,116	6,117	6,117	6,117
Total liabilities	39,950	37,918	59,740	150,078	411,081	72,505
Net assets applicable to shares outstanding	$959,500	$704,222	$2,237,655	$6,332,479	$8,844,862	$5,230,061

Net assets consist of:
Shares of beneficial interest	$1,037,794	$732,308	$2,300,896	$6,304,888	$8,880,944	$5,280,887
Distributable earnings (loss)	(78,294)	(28,086)	(63,241)	27,591	(36,082)	(50,826)
	$959,500	$704,222	$2,237,655	$6,332,479	$8,844,862	$5,230,061

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                      Invesco Peak Retirement™ Funds

Statements of Assets and Liabilities–(continued)

June 30, 2020

(Unaudited)

	Invesco Peak Retirement™ Now Fund	Invesco Peak Retirement™ 2015 Fund	Invesco Peak Retirement™ 2020 Fund	Invesco Peak Retirement™ 2025 Fund	Invesco Peak Retirement™ 2030 Fund	Invesco Peak Retirement™ 2035 Fund

Net Assets:
Class A	$418,822	$257,465	$717,553	$3,899,227	$6,119,080	$2,229,629
Class C	$90,104	$9,648	$517,738	$976,876	$853,674	$1,190,253
Class R	$36,318	$9,671	$532,417	$940,959	$1,298,239	$1,010,626
Class Y	$37,667	$38,867	$69,201	$103,859	$166,402	$393,131
Class R5	$94,159	$97,156	$100,200	$102,903	$101,880	$101,620
Class R6	$282,430	$291,415	$300,546	$308,655	$305,587	$304,802

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	44,523	26,580	72,018	380,534	603,252	220,384
Class C	9,574	1,001	52,325	96,488	84,966	118,860
Class R	3,858	1,001	53,552	92,090	128,428	100,315
Class Y	4,001	4,001	6,909	10,095	16,333	38,691
Class R5	10,001	10,001	10,001	10,001	10,001	10,001
Class R6	30,001	30,001	30,001	30,001	30,001	30,001
Class A:
Net asset value per share	$9.41	$9.69	$9.96	$10.25	$10.14	$10.12
Maximum offering price per share (Net asset value ÷ 94.50%)	$9.96	$10.25	$10.54	$10.85	$10.73	$10.71
Class C:
Net asset value and offering price per share	$9.41	$9.64	$9.89	$10.12	$10.05	$10.01
Class R:
Net asset value and offering price per share	$9.41	$9.66	$9.94	$10.22	$10.11	$10.07
Class Y:
Net asset value and offering price per share	$9.41	$9.71	$10.02	$10.29	$10.19	$10.16
Class R5:
Net asset value and offering price per share	$9.41	$9.71	$10.02	$10.29	$10.19	$10.16
Class R6:
Net asset value and offering price per share	$9.41	$9.71	$10.02	$10.29	$10.19	$10.16
Cost of Investments in affiliated underlying funds	$936,191	$722,977	$2,241,282	$6,297,055	$9,074,579	$5,125,131
1 Includes securities on loan with an aggregate value of:	$–	$–	$–	$–	$335,988	$–

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                      Invesco Peak Retirement™ Funds

Statements of Assets and Liabilities–(continued)

June 30, 2020

(Unaudited)

	Invesco Peak Retirement™ 2040 Fund	Invesco Peak Retirement™ 2045 Fund	Invesco Peak Retirement™ 2050 Fund	Invesco Peak Retirement™ 2055 Fund	Invesco Peak Retirement™ 2060 Fund	Invesco Peak Retirement™ 2065 Fund
Assets:
Investments in affiliated underlying funds, at value [1]	$3,901,872	$3,555,242	$2,915,316	$1,723,463	$1,850,361	$1,288,286
Cash	–	–	–	–	–	–
Receivable for:
Fund shares sold	4,215	5,782	3,564	6,438	5,583	1,392
Dividends - affiliated underlying funds	1,078	6	4	3	2	2
Investment for trustee deferred compensation and retirement plans	6,116	6,116	6,116	6,116	6,116	6,116
Other assets	30,128	39,282	30,179	29,928	29,968	30,008
Total assets	3,943,409	3,606,428	2,955,179	1,765,948	1,892,030	1,325,804

Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	18,853	17,968	16,611	18,493	12,910	9,110
Collateral upon return of securities loaned	–	–	–	–	–	–
Accrued fees to affiliates	6,774	14,063	6,445	3,753	3,870	2,658
Accrued trustees’ and officers’ fees and benefits	3,437	3,560	3,401	3,403	3,618	3,403
Accrued other operating expenses	30,012	33,268	29,384	26,315	26,793	26,473
Trustee deferred compensation and retirement plans	6,116	6,116	6,116	6,116	6,116	6,116
Total liabilities	65,192	74,975	61,957	58,080	53,307	47,760
Net assets applicable to shares outstanding	$3,878,217	$3,531,453	$2,893,222	$1,707,868	$1,838,723	$1,278,044

Net assets consist of:
Shares of beneficial interest	$3,899,754	$3,572,202	$2,971,900	$1,742,579	$1,906,232	$1,290,008
Distributable earnings (loss)	(21,537)	(40,749)	(78,678)	(34,711)	(67,509)	(11,964)
	$3,878,217	$3,531,453	$2,893,222	$1,707,868	$1,838,723	$1,278,044

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43                      Invesco Peak Retirement™ Funds

Statements of Assets and Liabilities–(continued)

June 30, 2020

(Unaudited)

	Invesco Peak Retirement™ 2040 Fund	Invesco Peak Retirement™ 2045 Fund	Invesco Peak Retirement™ 2050 Fund	Invesco Peak Retirement™ 2055 Fund	Invesco Peak Retirement™ 2060 Fund	Invesco Peak Retirement™ 2065 Fund

Net Assets:
Class A	$2,021,977	$1,402,850	$1,223,846	$843,533	$693,683	$594,291
Class C	$621,437	$798,215	$513,815	$195,352	$139,622	$78,159
Class R	$733,369	$843,471	$600,494	$238,393	$552,100	$163,512
Class Y	$104,667	$94,738	$163,066	$42,471	$72,403	$54,447
Class R5	$99,205	$98,058	$98,015	$97,042	$95,241	$96,921
Class R6	$297,562	$294,121	$293,986	$291,077	$285,674	$290,714

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	204,736	143,571	125,402	87,216	73,110	60,812
Class C	63,480	82,899	53,307	20,410	14,864	8,174
Class R	74,583	86,745	61,935	24,778	58,473	16,983
Class Y	10,552	9,664	16,639	4,381	7,602	5,619
Class R5	10,001	10,001	10,001	10,001	10,001	10,001
Class R6	30,001	30,001	30,001	30,001	30,001	30,001
Class A:
Net asset value per share	$9.88	$9.77	$9.76	$9.67	$9.49	$9.77
Maximum offering price per share (Net asset value ÷ 94.50%)	$10.46	$10.34	$10.33	$10.23	$10.04	$10.34
Class C:
Net asset value and offering price per share	$9.79	$9.63	$9.64	$9.57	$9.39	$9.56
Class R:
Net asset value and offering price per share	$9.83	$9.72	$9.70	$9.62	$9.44	$9.63
Class Y:
Net asset value and offering price per share	$9.92	$9.80	$9.80	$9.69	$9.52	$9.69
Class R5:
Net asset value and offering price per share	$9.92	$9.80	$9.80	$9.70	$9.52	$9.69
Class R6:
Net asset value and offering price per share	$9.92	$9.80	$9.80	$9.70	$9.52	$9.69
Cost of Investments in affiliated underlying funds	$3,796,770	$3,479,064	$2,858,545	$1,690,419	$1,814,014	$1,255,281
1 Includes securities on loan with an aggregate value of:	$–	$–	$–	$–	$–	$–

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44                      Invesco Peak Retirement™ Funds

Statements of Operations

For the six months ended June 30, 2020

(Unaudited)

	Invesco Peak Retirement™ Now Fund	Invesco Peak Retirement™ 2015 Fund	Invesco Peak Retirement™ 2020 Fund	Invesco Peak Retirement™ 2025 Fund	Invesco Peak Retirement™ 2030 Fund	Invesco Peak Retirement™ 2035 Fund
Investment income:
Dividends from affiliated underlying funds	$19,888	$12,393	$32,233	$72,228	$66,983	$40,425

Dividends from unaffiliated underlying funds	674	471	–	–	–	–

Securities lending income	–	–	–	439	128	10

Total investment income	20,562	12,864	32,233	72,667	67,111	40,435

Expenses:
Administrative services fees	56	42	95	193	191	133

Custodian fees	563	317	324	1,174	943	823

Distribution fees:
Class A	701	277	905	4,319	4,324	2,079

Class C	444	48	1,877	4,096	3,659	4,876

Class R	27	24	1,484	1,855	2,351	2,526

Transfer agent fees – A, C, R and Y	676	293	896	3,382	7,794	6,295

Transfer agent fees – R5	3	4	3	3	3	3

Transfer agent fees – R6	8	10	8	8	9	8

Trustees’ and officers’ fees and benefits	8,817	8,694	8,695	8,690	8,705	8,704

Registration and filing fees	36,299	36,067	36,582	36,687	36,352	36,326

Reports to shareholders	21,971	6,767	9,261	6,896	7,110	7,338

Professional services fees	15,925	15,353	17,063	16,280	14,522	14,693

Taxes	72	19	–	–	–	–

Other	5,709	5,601	5,509	5,726	5,641	5,600

Total expenses	91,271	73,516	82,702	89,309	91,604	89,404

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(89,523)	(72,734)	(76,946)	(74,956)	(77,146)	(76,425)

Net expenses	1,748	782	5,756	14,353	14,458	12,979

Net investment income	18,814	12,082	26,477	58,314	52,653	27,456

Realized and unrealized gain (loss) from:
Net realized (loss) from: Affiliated underlying fund shares	(93,493)	(17,177)	(107,570)	(185,885)	(240,024)	(223,729)

Unaffiliated underlying fund shares	(10,000)	(5,472)	–	–	–	–

	(103,493)	(22,649)	(107,570)	(185,885)	(240,024)	(223,729)

Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	10,085	(34,036)	(19,721)	57,915	30,765	28,056

Net realized and unrealized gain (loss)	(93,408)	(56,685)	(127,291)	(127,970)	(209,259)	(195,673)

Net increase (decrease) in net assets resulting from operations	$(74,594)	$(44,603)	$(100,814)	$(69,656)	$(156,606)	$(168,217)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45                      Invesco Peak Retirement™ Funds

Statements of Operations–(continued)

For the six months ended June 30, 2020

(Unaudited)

	Invesco Peak Retirement™ 2040 Fund	Invesco Peak Retirement™ 2045 Fund	Invesco Peak Retirement™ 2050 Fund	Invesco Peak Retirement™ 2055 Fund	Invesco Peak Retirement™ 2060 Fund	Invesco Peak Retirement™ 2065 Fund
Investment income:
Dividends from affiliated underlying funds	$25,964	$22,653	$19,459	$9,156	$9,449	$6,710

Dividends from unaffiliated underlying funds	–	–	–	–	–	–

Securities lending income	–	–	–	–	–	–

Total investment income	25,964	22,653	19,459	9,156	9,449	6,710

Expenses:
Administrative services fees	129	95	98	44	76	45

Custodian fees	1,128	889	1,054	746	985	986

Distribution fees:
Class A	2,071	1,458	1,179	671	720	479

Class C	1,926	3,321	2,030	560	476	372

Class R	1,238	1,320	1,405	403	682	214

Transfer agent fees – A, C, R and Y	5,450	6,106	6,695	5,924	6,411	4,433

Transfer agent fees – R5	2	3	3	2	8	2

Transfer agent fees – R6	6	8	8	8	25	8

Trustees’ and officers’ fees and benefits	8,717	8,839	8,680	8,679	8,894	8,797

Registration and filing fees	36,230	37,670	36,107	36,099	36,135	36,012

Reports to shareholders	7,219	9,053	5,626	8,284	2,771	8,109

Professional services fees	14,388	16,100	15,546	14,820	13,024	16,242

Taxes	–	–	–	–	–	–

Other	5,655	5,876	5,726	5,575	5,661	5,549

Total expenses	84,159	90,738	84,157	81,815	75,868	81,248

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(76,315)	(82,073)	(77,316)	(79,002)	(72,667)	(79,320)

Net expenses	7,844	8,665	6,841	2,813	3,201	1,928

Net investment income	18,120	13,988	12,618	6,343	6,248	4,782

Realized and unrealized gain (loss) from:
Net realized (loss) from: Affiliated underlying fund shares	(163,258)	(153,541)	(164,663)	(84,179)	(125,363)	(54,638)

Unaffiliated underlying fund shares	–	–	–	–	–	–

	(163,258)	(153,541)	(164,663)	(84,179)	(125,363)	(54,638)

Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	32,340	(7,980)	(23,446)	3,317	(11,396)	3,791

Net realized and unrealized gain (loss)	(130,918)	(161,521)	(188,109)	(80,862)	(136,759)	(50,847)

Net increase (decrease) in net assets resulting from operations	$(112,798)	$(147,533)	$(175,491)	$(74,519)	$(130,511)	$(46,065)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46                      Invesco Peak Retirement™ Funds

Statements of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	Invesco Peak Retirement™ Now Fund		Invesco Peak Retirement™ 2015 Fund
	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019
Operations:
Net investment income	$18,814	$27,328	$12,082	$22,748

Net realized gain (loss)	(103,493)	3,699	(22,649)	(272)

Change in net unrealized appreciation (depreciation)	10,085	52,316	(34,036)	61,388

Net increase (decrease) in net assets resulting from operations	(74,594)	83,343	(44,603)	83,864

Distributions to shareholders from distributable earnings:
Class A	(10,225)	(9,549)	–	(6,563)

Class C	(1,344)	(1,604)	–	(256)

Class R	(166)	(401)	–	(348)

Class Y	(758)	(1,798)	–	(1,614)

Class R5	(1,894)	(4,495)	–	(4,035)

Class R6	(5,682)	(13,486)	–	(12,106)

Total distributions from distributable earnings	(20,069)	(31,333)	–	(24,922)

Share transactions–net:
Class A	(14,252)	439,036	93,429	47,310

Class C	4,862	80,597	–	(102,540)

Class R	27,088	–	–	–

Class Y	–	–	–	–

Net increase (decrease) in net assets resulting from share transactions	17,698	519,633	93,429	(55,230)

Net increase (decrease) in net assets	(76,965)	571,643	48,826	3,712

Net assets:
Beginning of period	1,036,465	464,822	655,396	651,684

End of period	$959,500	$1,036,465	$704,222	$655,396

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47                      Invesco Peak Retirement™ Funds

Statements of Changes in Net Assets–(continued)

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	Invesco Peak Retirement™ 2020 Fund		Invesco Peak Retirement™ 2025 Fund
	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019
Operations:
Net investment income	$26,477	$37,790	$58,314	$78,823

Net realized gain (loss)	(107,570)	15,344	(185,885)	46,884

Change in net unrealized appreciation (depreciation)	(19,721)	83,426	57,915	139,235

Net increase (decrease) in net assets resulting from operations	(100,814)	136,560	(69,656)	264,942

Distributions to shareholders from distributable earnings:
Class A	–	(22,465)	–	(77,726)

Class C	–	(7,799)	–	(14,343)

Class R	–	(12,194)	–	(11,974)

Class Y	–	(1,307)	–	(1,410)

Class R5	–	(3,267)	–	(2,570)

Class R6	–	(9,798)	–	(7,710)

Total distributions from distributable earnings	–	(56,830)	–	(115,733)

Share transactions–net:
Class A	6,424	505,172	558,202	2,905,229

Class C	221,859	171,871	311,938	575,730

Class R	144,717	415,577	386,061	565,108

Class Y	28,221	(145)	48,273	15,382

Net increase (decrease) in net assets resulting from share transactions	401,221	1,092,475	1,304,474	4,061,449

Net increase (decrease) in net assets	300,407	1,172,205	1,234,818	4,210,658

Net assets:
Beginning of period	1,937,248	765,043	5,097,661	887,003

End of period	$2,237,655	$1,937,248	$6,332,479	$5,097,661

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48                      Invesco Peak Retirement™ Funds

Statements of Changes in Net Assets–(continued)

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	Invesco Peak Retirement™ 2030 Fund		Invesco Peak Retirement™ 2035 Fund
	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019
Operations:
Net investment income	$52,653	$68,459	$27,456	$50,049

Net realized gain (loss)	(240,024)	46,958	(223,729)	40,427

Change in net unrealized appreciation (depreciation)	30,765	170,750	28,056	158,512

Net increase (decrease) in net assets resulting from operations	(156,606)	286,167	(168,217)	248,988

Distributions to shareholders from distributable earnings:
Class A	–	(58,554)	–	(29,330)

Class C	–	(11,264)	–	(12,372)

Class R	–	(15,836)	–	(16,355)

Class Y	–	(4,248)	–	(8,407)

Class R5	–	(2,815)	–	(2,662)

Class R6	–	(8,445)	–	(7,986)

Total distributions from distributable earnings	–	(101,162)	–	(77,112)

Share transactions–net:
Class A	3,861,958	1,883,840	1,020,865	1,086,381

Class C	309,222	548,575	637,211	478,342

Class R	657,852	602,383	239,872	731,543

Class Y	9,523	115,577	60,991	292,977

Net increase (decrease) in net assets resulting from share transactions	4,838,555	3,150,375	1,958,939	2,589,243

Net increase (decrease) in net assets	4,681,949	3,335,380	1,790,722	2,761,119

Net assets:
Beginning of period	4,162,913	827,533	3,439,339	678,220

End of period	$8,844,862	$4,162,913	$5,230,061	$3,439,339

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49                      Invesco Peak Retirement™ Funds

Statements of Changes in Net Assets–(continued)

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	Invesco Peak Retirement™ 2040 Fund		Invesco Peak Retirement™ 2045 Fund
	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019
Operations:
Net investment income	$18,120	$37,557	$13,988	$29,628

Net realized gain (loss)	(163,258)	38,152	(153,541)	45,591

Change in net unrealized appreciation (depreciation)	32,340	146,334	(7,980)	150,925

Net increase (decrease) in net assets resulting from operations	(112,798)	222,043	(147,533)	226,144

Distributions to shareholders from distributable earnings:
Class A	–	(40,842)	–	(24,105)

Class C	–	(4,078)	–	(15,375)

Class R	–	(7,976)	–	(8,612)

Class Y	–	(2,767)	–	(1,608)

Class R5	–	(3,107)	–	(3,215)

Class R6	–	(9,321)	–	(9,645)

Total distributions from distributable earnings	–	(68,091)	–	(62,560)

Share transactions–net:
Class A	572,302	1,180,541	556,774	726,165

Class C	427,531	163,423	239,933	496,570

Class R	442,016	289,245	505,819	291,700

Class Y	15,290	52,273	41,880	10,931

Net increase (decrease) in net assets resulting from share transactions	1,457,139	1,685,482	1,344,406	1,525,366

Net increase (decrease) in net assets	1,344,341	1,839,434	1,196,873	1,688,950

Net assets:
Beginning of period	2,533,876	694,442	2,334,580	645,630

End of period	$3,878,217	$2,533,876	$3,531,453	$2,334,580

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50                      Invesco Peak Retirement™ Funds

Statements of Changes in Net Assets–(continued)

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	Invesco Peak Retirement™ 2050 Fund		Invesco Peak Retirement™ 2055 Fund
	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019
Operations:
Net investment income	$12,618	$28,248	$6,343	$14,558

Net realized gain (loss)	(164,663)	44,219	(84,179)	25,383

Change in net unrealized appreciation (depreciation)	(23,446)	166,535	3,317	93,538

Net increase (decrease) in net assets resulting from operations	(175,491)	239,002	(74,519)	133,479

Distributions to shareholders from distributable earnings:
Class A	–	(26,413)	–	(13,398)

Class C	–	(7,605)	–	(1,867)

Class R	–	(12,288)	–	(1,319)

Class Y	–	(6,312)	–	(2,721)

Class R5	–	(3,914)	–	(4,680)

Class R6	–	(11,742)	–	(14,040)

Total distributions from distributable earnings	–	(68,274)	–	(38,025)

Share transactions–net:
Class A	380,300	638,042	476,613	315,510

Class C	256,792	147,206	122,462	49,888

Class R	199,747	376,856	101,872	137,788

Class Y	440	117,482	(17,354)	21,103

Net increase (decrease) in net assets resulting from share transactions	837,279	1,279,586	683,593	524,289

Net increase (decrease) in net assets	661,788	1,450,314	609,074	619,743

Net assets:
Beginning of period	2,231,434	781,120	1,098,794	479,051

End of period	$2,893,222	$2,231,434	$1,707,868	$1,098,794

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51                      Invesco Peak Retirement™ Funds

Statements of Changes in Net Assets–(continued)

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	Invesco Peak Retirement™ 2060 Fund		Invesco Peak Retirement™ 2065 Fund
	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019
Operations:
Net investment income	$6,248	$18,623	$4,782	$13,112

Net realized gain (loss)	(125,363)	34,081	(54,638)	24,409

Change in net unrealized appreciation (depreciation)	(11,396)	110,563	3,791	93,475

Net increase (decrease) in net assets resulting from operations	(130,511)	163,267	(46,065)	130,996

Distributions to shareholders from distributable earnings:
Class A	–	(19,908)	–	(7,752)

Class C	–	(1,349)	–	(1,054)

Class R	–	(6,141)	–	(2,665)

Class Y	–	(1,650)	–	(1,733)

Class R5	–	(4,123)	–	(4,330)

Class R6	–	(12,369)	–	(12,990)

Total distributions from distributable earnings	–	(45,540)	–	(30,524)

Share transactions–net:
Class A	198,800	484,787	367,015	153,710

Class C	90,070	41,093	13,136	41,477

Class R	378,032	158,293	94,321	62,294

Class Y	38,359	–	17,298	–

Net increase (decrease) in net assets resulting from share transactions	705,261	684,173	491,770	257,481

Net increase (decrease) in net assets	574,750	801,900	445,705	357,953

Net assets:
Beginning of period	1,263,973	462,073	832,339	474,386

End of period	$1,838,723	$1,263,973	$1,278,044	$832,339

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52                      Invesco Peak Retirement™ Funds

Financial Highlights

(Unaudited)

The following schedules present financial highlights for a share of each Fund outstanding throughout the periods indicated.

Invesco Peak Retirement™ Now Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/20	$10.17	$0.16	$(0.74)	$(0.58)	$(0.18)	$–	$(0.18)	$9.41	(5.68)%	$419	0.35	%(f)	17.11	%(f)	3.48	%(f)	168%
Year ended 12/31/19	9.27	0.40	0.93	1.33	(0.37)	(0.06)	(0.43)	10.17	14.50	486	0.37		21.66		3.97		30
Period ended 12/31/18(g)	10.00	0.34	(0.72)	(0.38)	(0.35)	–	(0.35)	9.27	(3.90)	38	0.37	(h)	52.02	(h)	3.47	(h)	4
Class C
Six months ended 06/30/20	10.16	0.13	(0.74)	(0.61)	(0.14)	–	(0.14)	9.41	(5.95)	90	1.10	(f)	17.86	(f)	2.73	(f)	168
Year ended 12/31/19	9.27	0.32	0.92	1.24	(0.29)	(0.06)	(0.35)	10.16	13.53	93	1.12		22.41		3.22		30
Period ended 12/31/18(g)	10.00	0.26	(0.71)	(0.45)	(0.28)	–	(0.28)	9.27	(4.56)	9	1.12	(h)	52.77	(h)	2.72	(h)	4
Class R
Six months ended 06/30/20	10.17	0.15	(0.74)	(0.59)	(0.17)	–	(0.17)	9.41	(5.80)	36	0.60	(f)	17.36	(f)	3.23	(f)	168
Year ended 12/31/19	9.27	0.37	0.93	1.30	(0.34)	(0.06)	(0.40)	10.17	14.21	10	0.62		21.91		3.72		30
Period ended 12/31/18(g)	10.00	0.31	(0.72)	(0.41)	(0.32)	–	(0.32)	9.27	(4.12)	9	0.62	(h)	52.27	(h)	3.22	(h)	4
Class Y
Six months ended 06/30/20	10.17	0.17	(0.74)	(0.57)	(0.19)	–	(0.19)	9.41	(5.56)	38	0.10	(f)	16.86	(f)	3.73	(f)	168
Year ended 12/31/19	9.28	0.42	0.92	1.34	(0.39)	(0.06)	(0.45)	10.17	14.66	41	0.12		21.41		4.22		30
Period ended 12/31/18(g)	10.00	0.36	(0.71)	(0.35)	(0.37)	–	(0.37)	9.28	(3.57)	37	0.12	(h)	51.77	(h)	3.72	(h)	4
Class R5
Six months ended 06/30/20	10.17	0.18	(0.75)	(0.57)	(0.19)	–	(0.19)	9.41	(5.56)	94	0.10	(f)	16.68	(f)	3.73	(f)	168
Year ended 12/31/19	9.28	0.42	0.92	1.34	(0.39)	(0.06)	(0.45)	10.17	14.66	102	0.12		21.26		4.22		30
Period ended 12/31/18(g)	10.00	0.36	(0.71)	(0.35)	(0.37)	–	(0.37)	9.28	(3.57)	93	0.12	(h)	51.22	(h)	3.72	(h)	4
Class R6
Six months ended 06/30/20	10.17	0.18	(0.75)	(0.57)	(0.19)	–	(0.19)	9.41	(5.56)	282	0.10	(f)	16.68	(f)	3.73	(f)	168
Year ended 12/31/19	9.28	0.42	0.92	1.34	(0.39)	(0.06)	(0.45)	10.17	14.66	305	0.12		21.26		4.22		30
Period ended 12/31/18(g)	10.00	0.36	(0.71)	(0.35)	(0.37)	–	(0.37)	9.28	(3.57)	278	0.12	(h)	51.22	(h)	3.72	(h)	4

(a)	Calculated using average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.47%, 0.47% and 0.44% for the six months ended June 30, 2020 and the years ended December 31, 2019 and December 31, 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $564, $89, $11, $38, $94 and $283 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(g)	Commencement date of January 3, 2018.
(h)	Annualized.

See	accompanying Notes to Financial Statements which are an integral part of the financial statements.

53                      Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Peak Retirement™ 2015 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/20	$10.30	$0.17	$(0.78)	$(0.61)	$–	$–	$–	$9.69	(5.92)%	$257	0.38	%(f)	22.41	%(f)	3.50	%(f)	75%
Year ended 12/31/19	9.35	0.36	0.98	1.34	(0.33)	(0.06)	(0.39)	10.30	14.25	181	0.39		23.68		3.54		68
Period ended 12/31/18(g)	10.00	0.31	(0.68)	(0.37)	(0.28)	–	(0.28)	9.35	(3.73)	121	0.38	(h)	45.25	(h)	3.11	(h)	5
Class C
Six months ended 06/30/20	10.28	0.13	(0.77)	(0.64)	–	–	–	9.64	(6.23)	10	1.13	(f)	23.16	(f)	2.75	(f)	75
Year ended 12/31/19	9.30	0.27	0.97	1.24	(0.20)	(0.06)	(0.26)	10.28	13.29	10	1.14		24.43		2.79		68
Period ended 12/31/18(g)	10.00	0.23	(0.67)	(0.44)	(0.26)	–	(0.26)	9.30	(4.42)	109	1.13	(h)	46.00	(h)	2.36	(h)	5
Class R
Six months ended 06/30/20	10.28	0.16	(0.78)	(0.62)	–	–	–	9.66	(6.03)	10	0.63	(f)	22.66	(f)	3.25	(f)	75
Year ended 12/31/19	9.34	0.33	0.96	1.29	(0.29)	(0.06)	(0.35)	10.28	13.78	10	0.64		23.93		3.29		68
Period ended 12/31/18(g)	10.00	0.28	(0.67)	(0.39)	(0.27)	–	(0.27)	9.34	(3.90)	9	0.63	(h)	45.50	(h)	2.86	(h)	5
Class Y
Six months ended 06/30/20	10.31	0.18	(0.78)	(0.60)	–	–	–	9.71	(5.82)	39	0.13	(f)	22.16	(f)	3.75	(f)	75
Year ended 12/31/19	9.37	0.38	0.97	1.35	(0.35)	(0.06)	(0.41)	10.31	14.35	41	0.14		23.43		3.79		68
Period ended 12/31/18(g)	10.00	0.33	(0.67)	(0.34)	(0.29)	–	(0.29)	9.37	(3.41)	37	0.13	(h)	45.00	(h)	3.36	(h)	5
Class R5
Six months ended 06/30/20	10.31	0.18	(0.78)	(0.60)	–	–	–	9.71	(5.82)	97	0.13	(f)	21.96	(f)	3.75	(f)	75
Year ended 12/31/19	9.37	0.38	0.97	1.35	(0.35)	(0.06)	(0.41)	10.31	14.35	103	0.14		23.43		3.79		68
Period ended 12/31/18(g)	10.00	0.33	(0.67)	(0.34)	(0.29)	–	(0.29)	9.37	(3.41)	94	0.13	(h)	44.65	(h)	3.36	(h)	5
Class R6
Six months ended 06/30/20	10.31	0.18	(0.78)	(0.60)	–	–	–	9.71	(5.82)	291	0.13	(f)	21.96	(f)	3.75	(f)	75
Year ended 12/31/19	9.37	0.38	0.97	1.35	(0.35)	(0.06)	(0.41)	10.31	14.35	309	0.14		23.23		3.79		68
Period ended 12/31/18(g)	10.00	0.33	(0.67)	(0.34)	(0.29)	–	(0.29)	9.37	(3.41)	281	0.13	(h)	44.65	(h)	3.36	(h)	5

(a)	Calculated using average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.46%, 0.46% and 0.41% for the six months ended June 30, 2020 and the years ended December 31, 2019 and December 31, 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $223, $10, $10, $39, $97 and $290 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(g)	Commencement date of January 3, 2018.
(h)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54                      Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Peak Retirement™ 2020 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/20	$10.35	$0.13	$(0.52)	$(0.39)	$–	$–	$–	$9.96	(3.77)%	$718	0.39	%(f)	7.63	%(f)	2.64	%(f)	94%
Year ended 12/31/19	9.39	0.36	0.92	1.28	(0.23)	(0.09)	(0.32)	10.35	13.59	757	0.40		12.58		3.44		49
Period ended 12/31/18(g)	10.00	0.27	(0.62)	(0.35)	(0.25)	(0.01)	(0.26)	9.39	(3.52)	227	0.40	(h)	40.02	(h)	2.74	(h)	5
Class C
Six months ended 06/30/20	10.30	0.09	(0.50)	(0.41)	–	–	–	9.89	(3.98)	518	1.14	(f)	8.38	(f)	1.89	(f)	94
Year ended 12/31/19	9.38	0.27	0.92	1.19	(0.18)	(0.09)	(0.27)	10.30	12.74	302	1.15		13.33		2.69		49
Period ended 12/31/18(g)	10.00	0.19	(0.62)	(0.43)	(0.18)	(0.01)	(0.19)	9.38	(4.27)	115	1.15	(h)	40.77	(h)	1.99	(h)	5
Class R
Six months ended 06/30/20	10.33	0.11	(0.50)	(0.39)	–	–	–	9.94	(3.78)	532	0.64	(f)	7.88	(f)	2.39	(f)	94
Year ended 12/31/19	9.39	0.33	0.92	1.25	(0.22)	(0.09)	(0.31)	10.33	13.29	421	0.65		12.83		3.19		49
Period ended 12/31/18(g)	10.00	0.25	(0.62)	(0.37)	(0.23)	(0.01)	(0.24)	9.39	(3.75)	9	0.65	(h)	40.27	(h)	2.49	(h)	5
Class Y
Six months ended 06/30/20	10.38	0.14	(0.50)	(0.36)	–	–	–	10.02	(3.47)	69	0.14	(f)	7.38	(f)	2.89	(f)	94
Year ended 12/31/19	9.41	0.38	0.92	1.30	(0.24)	(0.09)	(0.33)	10.38	13.79	42	0.15		12.33		3.69		49
Period ended 12/31/18(g)	10.00	0.30	(0.61)	(0.31)	(0.27)	(0.01)	(0.28)	9.41	(3.18)	38	0.15	(h)	39.77	(h)	2.99	(h)	5
Class R5
Six months ended 06/30/20	10.38	0.14	(0.50)	(0.36)	–	–	–	10.02	(3.47)	100	0.14	(f)	7.29	(f)	2.89	(f)	94
Year ended 12/31/19	9.41	0.38	0.92	1.30	(0.24)	(0.09)	(0.33)	10.38	13.79	104	0.15		12.21		3.69		49
Period ended 12/31/18(g)	10.00	0.30	(0.61)	(0.31)	(0.27)	(0.01)	(0.28)	9.41	(3.18)	94	0.15	(h)	39.51	(h)	2.99	(h)	5
Class R6
Six months ended 06/30/20	10.38	0.14	(0.50)	(0.36)	–	–	–	10.02	(3.47)	301	0.14	(f)	7.29	(f)	2.89	(f)	94
Year ended 12/31/19	9.41	0.38	0.92	1.30	(0.24)	(0.09)	(0.33)	10.38	13.79	311	0.15		12.21		3.69		49
Period ended 12/31/18(g)	10.00	0.30	(0.61)	(0.31)	(0.27)	(0.01)	(0.28)	9.41	(3.18)	282	0.15	(h)	39.51	(h)	2.99	(h)	5

(a)	Calculated using average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.44%, 0.44% and 0.41% for the six months ended June 30, 2020 and the years ended December 31, 2019 and December 31, 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $728, $378, $595, $46, $99 and $297 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(g)	Commencement date of January 3, 2018.
(h)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55                      Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Peak Retirement™ 2025 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/20	$10.46	$0.11	$(0.32)	$(0.21)	$–	$–	$–	$10.25	(2.01)%	$3,899	0.40	%(f)	3.13	%(f)	2.24	%(f)	80%
Year ended 12/31/19	9.35	0.39	0.97	1.36	(0.19)	(0.06)	(0.25)	10.46	14.53	3,358	0.42		7.05		3.75		42
Period ended 12/31/18(g)	10.00	0.25	(0.68)	(0.43)	(0.22)	–	(0.22)	9.35	(4.24)	375	0.40	(h)	37.07	(h)	2.55	(h)	10
Class C
Six months ended 06/30/20	10.37	0.07	(0.32)	(0.25)	–	–	–	10.12	(2.41)	977	1.15	(f)	3.88	(f)	1.49	(f)	80
Year ended 12/31/19	9.33	0.31	0.95	1.26	(0.16)	(0.06)	(0.22)	10.37	13.56	680	1.17		7.80		3.00		42
Period ended 12/31/18(g)	10.00	0.18	(0.67)	(0.49)	(0.18)	–	(0.18)	9.33	(4.92)	91	1.15	(h)	37.82	(h)	1.80	(h)	10
Class R
Six months ended 06/30/20	10.44	0.10	(0.32)	(0.22)	–	–	–	10.22	(2.11)	941	0.65	(f)	3.38	(f)	1.99	(f)	80
Year ended 12/31/19	9.35	0.36	0.97	1.33	(0.18)	(0.06)	(0.24)	10.44	14.24	582	0.67		7.30		3.50		42
Period ended 12/31/18(g)	10.00	0.23	(0.67)	(0.44)	(0.21)	–	(0.21)	9.35	(4.41)	9	0.65	(h)	37.32	(h)	2.30	(h)	10
Class Y
Six months ended 06/30/20	10.49	0.12	(0.32)	(0.20)	–	–	–	10.29	(1.91)	104	0.15	(f)	2.88	(f)	2.49	(f)	80
Year ended 12/31/19	9.37	0.42	0.96	1.38	(0.20)	(0.06)	(0.26)	10.49	14.70	58	0.17		6.80		4.00		42
Period ended 12/31/18(g)	10.00	0.28	(0.67)	(0.39)	(0.24)	–	(0.24)	9.37	(3.91)	37	0.15	(h)	36.82	(h)	2.80	(h)	10
Class R5
Six months ended 06/30/20	10.49	0.13	(0.33)	(0.20)	–	–	–	10.29	(1.91)	103	0.15	(f)	2.76	(f)	2.49	(f)	80
Year ended 12/31/19	9.37	0.42	0.96	1.38	(0.20)	(0.06)	(0.26)	10.49	14.70	105	0.17		6.66		4.00		42
Period ended 12/31/18(g)	10.00	0.28	(0.67)	(0.39)	(0.24)	–	(0.24)	9.37	(3.91)	94	0.15	(h)	36.55	(h)	2.80	(h)	10
Class R6
Six months ended 06/30/20	10.49	0.12	(0.32)	(0.20)	–	–	–	10.29	(1.91)	309	0.15	(f)	2.76	(f)	2.49	(f)	80
Year ended 12/31/19	9.37	0.42	0.96	1.38	(0.20)	(0.06)	(0.26)	10.49	14.70	315	0.17		6.66		4.00		42
Period ended 12/31/18(g)	10.00	0.28	(0.67)	(0.39)	(0.24)	–	(0.24)	9.37	(3.91)	281	0.15	(h)	36.55	(h)	2.80	(h)	10

(a)	Calculated using average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.45%, 0.45% and 0.39% for the six months ended June 30, 2020 and the years ended December 31, 2019 and December 31, 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $3,474, $824, $746, $93, $101 and $303 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(g)	Commencement date of January 3, 2018.
(h)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56                      Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Peak Retirement™ 2030 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/20	$10.51	$0.10	$(0.47)	$(0.37)	$–	$–	$–	$10.14	(3.52)%	$6,119	0.39	%(f)	3.14	%(f)	1.97	%(f)	73%
Year ended 12/31/19	9.25	0.35	1.18	1.53	(0.21)	(0.06)	(0.27)	10.51	16.55	2,357	0.42		7.35		3.37		37
Period ended 12/31/18(g)	10.00	0.23	(0.78)	(0.55)	(0.20)	–	(0.20)	9.25	(5.47)	375	0.40	(h)	41.47	(h)	2.40	(h)	5
Class C
Six months ended 06/30/20	10.44	0.06	(0.45)	(0.39)	–	–	–	10.05	(3.74)	854	1.14	(f)	3.89	(f)	1.22	(f)	73
Year ended 12/31/19	9.24	0.27	1.17	1.44	(0.18)	(0.06)	(0.24)	10.44	15.62	571	1.17		8.10		2.62		37
Period ended 12/31/18(g)	10.00	0.16	(0.79)	(0.63)	(0.13)	–	(0.13)	9.24	(6.24)	11	1.15	(h)	42.22	(h)	1.65	(h)	5
Class R
Six months ended 06/30/20	10.48	0.08	(0.45)	(0.37)	–	–	–	10.11	(3.53)	1,298	0.64	(f)	3.39	(f)	1.72	(f)	73
Year ended 12/31/19	9.25	0.32	1.17	1.49	(0.20)	(0.06)	(0.26)	10.48	16.14	651	0.67		7.60		3.12		37
Period ended 12/31/18(g)	10.00	0.21	(0.78)	(0.57)	(0.18)	–	(0.18)	9.25	(5.71)	34	0.65	(h)	41.72	(h)	2.15	(h)	5
Class Y
Six months ended 06/30/20	10.54	0.11	(0.46)	(0.35)	–	–	–	10.19	(3.32)	166	0.14	(f)	2.89	(f)	2.22	(f)	73
Year ended 12/31/19	9.26	0.37	1.19	1.56	(0.22)	(0.06)	(0.28)	10.54	16.87	162	0.17		7.10		3.62		37
Period ended 12/31/18(g)	10.00	0.26	(0.79)	(0.53)	(0.21)	–	(0.21)	9.26	(5.28)	37	0.15	(h)	41.22	(h)	2.65	(h)	5
Class R5
Six months ended 06/30/20	10.54	0.11	(0.46)	(0.35)	–	–	–	10.19	(3.32)	102	0.14	(f)	2.60	(f)	2.22	(f)	73
Year ended 12/31/19	9.26	0.37	1.19	1.56	(0.22)	(0.06)	(0.28)	10.54	16.87	105	0.17		6.84		3.62		37
Period ended 12/31/18(g)	10.00	0.26	(0.79)	(0.53)	(0.21)	–	(0.21)	9.26	(5.28)	93	0.15	(h)	40.89	(h)	2.65	(h)	5
Class R6
Six months ended 06/30/20	10.54	0.11	(0.46)	(0.35)	–	–	–	10.19	(3.32)	306	0.14	(f)	2.60	(f)	2.22	(f)	73
Year ended 12/31/19	9.26	0.37	1.19	1.56	(0.22)	(0.06)	(0.28)	10.54	16.87	316	0.17		6.84		3.62		37
Period ended 12/31/18(g)	10.00	0.26	(0.79)	(0.53)	(0.21)	–	(0.21)	9.26	(5.28)	278	0.15	(h)	40.89	(h)	2.65	(h)	5

(a)	Calculated using average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.45%, 0.45% and 0.39% for the six months ended June 30, 2020 and the years ended December 31, 2019 and December 31, 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $3,478, $736, $946, $153, $100 and $300 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(g)	Commencement date of January 3, 2018.
(h)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57                      Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Peak Retirement™ 2035 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/20	$10.53	$0.07	$(0.48)	$(0.41)	$–	$–	$–	$10.12	(3.89)%	$2,230	0.41	%(f)	3.92	%(f)	1.43	%(f)	77%
Year ended 12/31/19	9.12	0.33	1.33	1.66	(0.18)	(0.07)	(0.25)	10.53	18.28	1,264	0.43		9.46		3.24		34
Period ended 12/31/18(g)	10.00	0.21	(0.87)	(0.66)	(0.21)	(0.01)	(0.22)	9.12	(6.66)	127	0.41	(h)	47.00	(h)	2.09	(h)	6
Class C
Six months ended 06/30/20	10.46	0.03	(0.48)	(0.45)	–	–	–	10.01	(4.30)	1,190	1.16	(f)	4.67	(f)	0.68	(f)	77
Year ended 12/31/19	9.11	0.25	1.33	1.58	(0.16)	(0.07)	(0.23)	10.46	17.32	588	1.18		10.21		2.49		34
Period ended 12/31/18(g)	10.00	0.13	(0.86)	(0.73)	(0.15)	(0.01)	(0.16)	9.11	(7.35)	84	1.16	(h)	47.75	(h)	1.34	(h)	6
Class R
Six months ended 06/30/20	10.50	0.06	(0.49)	(0.43)	–	–	–	10.07	(4.10)	1,011	0.66	(f)	4.17	(f)	1.18	(f)	77
Year ended 12/31/19	9.11	0.31	1.33	1.64	(0.18)	(0.07)	(0.25)	10.50	17.98	824	0.68		9.71		2.99		34
Period ended 12/31/18(g)	10.00	0.18	(0.86)	(0.68)	(0.20)	(0.01)	(0.21)	9.11	(6.86)	65	0.66	(h)	47.25	(h)	1.84	(h)	6
Class Y
Six months ended 06/30/20	10.56	0.08	(0.48)	(0.40)	–	–	–	10.16	(3.79)	393	0.16	(f)	3.67	(f)	1.68	(f)	77
Year ended 12/31/19	9.14	0.36	1.32	1.68	(0.19)	(0.07)	(0.26)	10.56	18.45	341	0.18		9.21		3.49		34
Period ended 12/31/18(g)	10.00	0.23	(0.86)	(0.63)	(0.22)	(0.01)	(0.23)	9.14	(6.33)	37	0.16	(h)	46.75	(h)	2.34	(h)	6
Class R5
Six months ended 06/30/20	10.56	0.08	(0.48)	(0.40)	–	–	–	10.16	(3.79)	102	0.16	(f)	3.36	(f)	1.68	(f)	77
Year ended 12/31/19	9.14	0.35	1.33	1.68	(0.19)	(0.07)	(0.26)	10.56	18.45	106	0.18		8.98		3.49		34
Period ended 12/31/18(g)	10.00	0.23	(0.86)	(0.63)	(0.22)	(0.01)	(0.23)	9.14	(6.33)	91	0.16	(h)	46.29	(h)	2.34	(h)	6
Class R6
Six months ended 06/30/20	10.56	0.08	(0.48)	(0.40)	–	–	–	10.16	(3.79)	305	0.16	(f)	3.36	(f)	1.68	(f)	77
Year ended 12/31/19	9.13	0.35	1.34	1.69	(0.19)	(0.07)	(0.26)	10.56	18.58	317	0.18		8.98		3.49		34
Period ended 12/31/18(g)	10.00	0.23	(0.87)	(0.64)	(0.22)	(0.01)	(0.23)	9.13	(6.44)	274	0.16	(h)	46.29	(h)	2.34	(h)	6

(a)	Calculated using average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.44%, 0.44% and 0.38% for the six months ended June 30, 2020 and the years ended December 31, 2019 and December 31, 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $1,673, $981, $1,016, $348, $100 and $299 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(g)	Commencement date of January 3, 2018.
(h)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58                      Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Peak Retirement™ 2040 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/20	$10.50	$0.06	$(0.68)	$(0.62)	$–	$–	$–	$9.88	(5.90)%	$2,022	0.42	%(f)	5.52	%(f)	1.30	%(f)	86%
Year ended 12/31/19	9.03	0.29	1.48	1.77	(0.19)	(0.11)	(0.30)	10.50	19.61	1,538	0.44		11.33		2.83		51
Period ended 12/31/18(g)	10.00	0.20	(0.97)	(0.77)	(0.19)	(0.01)	(0.20)	9.03	(7.72)	278	0.40	(h)	47.00	(h)	2.06	(h)	5
Class C
Six months ended 06/30/20	10.45	0.03	(0.69)	(0.66)	–	–	–	9.79	(6.32)	621	1.17	(f)	6.27	(f)	0.55	(f)	86
Year ended 12/31/19	9.03	0.21	1.48	1.69	(0.16)	(0.11)	(0.27)	10.45	18.73	179	1.19		12.08		2.08		51
Period ended 12/31/18(g)	10.00	0.13	(0.98)	(0.85)	(0.11)	(0.01)	(0.12)	9.03	(8.47)	9	1.15	(h)	47.75	(h)	1.31	(h)	5
Class R
Six months ended 06/30/20	10.48	0.05	(0.70)	(0.65)	–	–	–	9.83	(6.20)	733	0.67	(f)	5.77	(f)	1.05	(f)	86
Year ended 12/31/19	9.03	0.27	1.47	1.74	(0.18)	(0.11)	(0.29)	10.48	19.32	301	0.69		11.58		2.58		51
Period ended 12/31/18(g)	10.00	0.18	(0.98)	(0.80)	(0.16)	(0.01)	(0.17)	9.03	(7.97)	9	0.65	(h)	47.25	(h)	1.81	(h)	5
Class Y
Six months ended 06/30/20	10.54	0.07	(0.69)	(0.62)	–	–	–	9.92	(5.88)	105	0.17	(f)	5.27	(f)	1.55	(f)	86
Year ended 12/31/19	9.05	0.31	1.49	1.80	(0.20)	(0.11)	(0.31)	10.54	19.90	95	0.19		11.08		3.08		51
Period ended 12/31/18(g)	10.00	0.23	(0.97)	(0.74)	(0.20)	(0.01)	(0.21)	9.05	(7.42)	36	0.15	(h)	46.75	(h)	2.31	(h)	5
Class R5
Six months ended 06/30/20	10.54	0.07	(0.69)	(0.62)	–	–	–	9.92	(5.88)	99	0.17	(f)	4.86	(f)	1.55	(f)	86
Year ended 12/31/19	9.05	0.31	1.49	1.80	(0.20)	(0.11)	(0.31)	10.54	19.90	105	0.19		10.81		3.08		51
Period ended 12/31/18(g)	10.00	0.23	(0.97)	(0.74)	(0.20)	(0.01)	(0.21)	9.05	(7.42)	90	0.15	(h)	46.29	(h)	2.31	(h)	5
Class R6
Six months ended 06/30/20	10.54	0.07	(0.69)	(0.62)	–	–	–	9.92	(5.88)	298	0.17	(f)	4.86	(f)	1.55	(f)	86
Year ended 12/31/19	9.05	0.31	1.49	1.80	(0.20)	(0.11)	(0.31)	10.54	19.90	316	0.19		10.81		3.08		51
Period ended 12/31/18(g)	10.00	0.23	(0.97)	(0.74)	(0.20)	(0.01)	(0.21)	9.05	(7.42)	271	0.15	(h)	46.29	(h)	2.31	(h)	5

(a)	Calculated using average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.43%, 0.43% and 0.36% for the six months ended June 30, 2020 and the years ended December 31, 2019 and December 31, 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,665, $388, $498, $99, $98 and $293 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(g)	Commencement date of January 3, 2018.
(h)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59                      Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Peak Retirement™ 2045 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/20	$10.65	$0.06	$(0.94)	$(0.88)	$–	$–	$–	$9.77	(8.26)%	$1,403	0.43	%(f)	6.35	%(f)	1.18	%(f)	94%
Year ended 12/31/19	9.00	0.27	1.69	1.96	(0.18)	(0.13)	(0.31)	10.65	21.81	915	0.45		12.89		2.66		45
Period ended 12/31/18(g)	10.00	0.18	(0.97)	(0.79)	(0.19)	(0.02)	(0.21)	9.00	(7.90)	142	0.41	(h)	44.98	(h)	1.84	(h)	3
Class C
Six months ended 06/30/20	10.53	0.02	(0.92)	(0.90)	–	–	–	9.63	(8.55)	798	1.18	(f)	7.10	(f)	0.43	(f)	94
Year ended 12/31/19	8.94	0.20	1.67	1.87	(0.15)	(0.13)	(0.28)	10.53	20.95	599	1.20		13.64		1.91		45
Period ended 12/31/18(g)	10.00	0.11	(0.99)	(0.88)	(0.16)	(0.02)	(0.18)	8.94	(8.73)	70	1.16	(h)	45.73	(h)	1.09	(h)	3
Class R
Six months ended 06/30/20	10.61	0.04	(0.93)	(0.89)	–	–	–	9.72	(8.39)	843	0.68	(f)	6.60	(f)	0.93	(f)	94
Year ended 12/31/19	8.99	0.25	1.67	1.92	(0.17)	(0.13)	(0.30)	10.61	21.39	340	0.70		13.14		2.41		45
Period ended 12/31/18(g)	10.00	0.16	(0.97)	(0.81)	(0.18)	(0.02)	(0.20)	8.99	(8.09)	37	0.66	(h)	45.23	(h)	1.59	(h)	3
Class Y
Six months ended 06/30/20	10.67	0.07	(0.94)	(0.87)	–	–	–	9.80	(8.15)	95	0.18	(f)	6.10	(f)	1.43	(f)	94
Year ended 12/31/19	9.01	0.30	1.68	1.98	(0.19)	(0.13)	(0.32)	10.67	22.00	54	0.20		12.64		2.91		45
Period ended 12/31/18(g)	10.00	0.21	(0.98)	(0.77)	(0.20)	(0.02)	(0.22)	9.01	(7.65)	36	0.16	(h)	44.73	(h)	2.09	(h)	3
Class R5
Six months ended 06/30/20	10.67	0.07	(0.94)	(0.87)	–	–	–	9.80	(8.15)	98	0.18	(f)	5.60	(f)	1.43	(f)	94
Year ended 12/31/19	9.01	0.30	1.68	1.98	(0.19)	(0.13)	(0.32)	10.67	22.00	107	0.20		12.32		2.91		45
Period ended 12/31/18(g)	10.00	0.21	(0.98)	(0.77)	(0.20)	(0.02)	(0.22)	9.01	(7.65)	90	0.16	(h)	44.37	(h)	2.09	(h)	3
Class R6
Six months ended 06/30/20	10.67	0.07	(0.94)	(0.87)	–	–	–	9.80	(8.15)	294	0.18	(f)	5.60	(f)	1.43	(f)	94
Year ended 12/31/19	9.01	0.30	1.68	1.98	(0.19)	(0.13)	(0.32)	10.67	22.00	320	0.20		12.32		2.91		45
Period ended 12/31/18(g)	10.00	0.21	(0.98)	(0.77)	(0.20)	(0.02)	(0.22)	9.01	(7.65)	270	0.16	(h)	44.37	(h)	2.09	(h)	3

(a)	Calculated using average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.42%, 0.42% and 0.35% for the six months ended June 30, 2020 and the years ended December 31, 2019 and December 31, 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,173, $668, $531, $62, $97 and $292 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(g)	Commencement date of January 3, 2018.
(h)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60                      Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Peak Retirement™ 2050 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/20	$10.71	$0.06	$(1.01)	$(0.95)	$–	$–	$–	$9.76	(8.87)%	$1,224	0.43	%(f)	6.83	%(f)	1.15	%(f)	103%
Year ended 12/31/19	9.02	0.23	1.84	2.07	(0.19)	(0.19)	(0.38)	10.71	22.93	913	0.44		11.49		2.22		59
Period ended 12/31/18(g)	10.00	0.20	(1.01)	(0.81)	(0.16)	(0.01)	(0.17)	9.02	(8.04)	222	0.40	(h)	45.97	(h)	2.07	(h)	10
Class C
Six months ended 06/30/20	10.62	0.02	(1.00)	(0.98)	–	–	–	9.64	(9.23)	514	1.18	(f)	7.58	(f)	0.40	(f)	103
Year ended 12/31/19	8.96	0.15	1.83	1.98	(0.13)	(0.19)	(0.32)	10.62	22.15	277	1.19		12.24		1.47		59
Period ended 12/31/18(g)	10.00	0.13	(1.01)	(0.88)	(0.15)	(0.01)	(0.16)	8.96	(8.82)	108	1.15	(h)	46.72	(h)	1.32	(h)	10
Class R
Six months ended 06/30/20	10.66	0.04	(1.00)	(0.96)	–	–	–	9.70	(9.01)	600	0.68	(f)	7.08	(f)	0.90	(f)	103
Year ended 12/31/19	9.00	0.20	1.82	2.02	(0.17)	(0.19)	(0.36)	10.66	22.50	433	0.69		11.74		1.97		59
Period ended 12/31/18(g)	10.00	0.18	(1.01)	(0.83)	(0.16)	(0.01)	(0.17)	9.00	(8.32)	43	0.65	(h)	46.22	(h)	1.82	(h)	10
Class Y
Six months ended 06/30/20	10.74	0.07	(1.01)	(0.94)	–	–	–	9.80	(8.75)	163	0.18	(f)	6.58	(f)	1.40	(f)	103
Year ended 12/31/19	9.03	0.25	1.85	2.10	(0.20)	(0.19)	(0.39)	10.74	23.28	178	0.19		11.24		2.47		59
Period ended 12/31/18(g)	10.00	0.23	(1.02)	(0.79)	(0.17)	(0.01)	(0.18)	9.03	(7.88)	47	0.15	(h)	45.72	(h)	2.32	(h)	10
Class R5
Six months ended 06/30/20	10.74	0.07	(1.01)	(0.94)	–	–	–	9.80	(8.75)	98	0.18	(f)	5.93	(f)	1.40	(f)	103
Year ended 12/31/19	9.03	0.25	1.83	2.10	(0.20)	(0.19)	(0.39)	10.74	23.28	107	0.19		10.83		2.47		59
Period ended 12/31/18(g)	10.00	0.23	(1.02)	(0.79)	(0.17)	(0.01)	(0.18)	9.03	(7.88)	90	0.15	(h)	45.18	(h)	2.32	(h)	10
Class R6
Six months ended 06/30/20	10.74	0.07	(1.01)	(0.94)	–	–	–	9.80	(8.75)	294	0.18	(f)	5.93	(f)	1.40	(f)	103
Year ended 12/31/19	9.03	0.25	1.85	2.10	(0.20)	(0.19)	(0.39)	10.74	23.28	322	0.19		10.83		2.47		59
Period ended 12/31/18(g)	10.00	0.23	(1.02)	(0.79)	(0.17)	(0.01)	(0.18)	9.03	(7.88)	271	0.15	(h)	45.18	(h)	2.32	(h)	10

(a)	Calculated using average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.41%, 0.41% and 0.36% for the six months ended June 30, 2020 and the years ended December 31, 2019 and December 31, 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $948, $408, $565, $162, $97 and $292 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(g)	Commencement date of January 3, 2018.
(h)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61                      Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Peak Retirement™ 2055 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/20	$10.62	$0.05	$(1.00)	$(0.95)	$–	$–	$–	$9.67	(8.95)%	$844	0.44	%(f)	13.59	%(f)	1.04	%(f)	97%
Year ended 12/31/19	8.94	0.22	1.91	2.13	(0.20)	(0.25)	(0.45)	10.62	23.92	382	0.45		23.79		2.15		54
Period ended 12/31/18(g)	10.00	0.16	(1.02)	(0.86)	(0.19)	(0.01)	(0.20)	8.94	(8.59)	53	0.42	(h)	49.71	(h)	1.63	(h)	6
Class C
Six months ended 06/30/20	10.55	0.01	(0.99)	(0.98)	–	–	–	9.57	(9.29)	195	1.19	(f)	14.34	(f)	0.29	(f)	97
Year ended 12/31/19	8.90	0.14	1.92	2.06	(0.16)	(0.25)	(0.41)	10.55	23.17	78	1.20		24.54		1.40		54
Period ended 12/31/18(g)	10.00	0.09	(1.03)	(0.94)	(0.15)	(0.01)	(0.16)	8.90	(9.40)	23	1.17	(h)	50.46	(h)	0.88	(h)	6
Class R
Six months ended 06/30/20	10.58	0.04	(1.00)	(0.96)	–	–	–	9.62	(9.07)	238	0.69	(f)	13.84	(f)	0.79	(f)	97
Year ended 12/31/19	8.93	0.20	1.89	2.09	(0.19)	(0.25)	(0.44)	10.58	23.43	149	0.70		24.04		1.90		54
Period ended 12/31/18(g)	10.00	0.14	(1.03)	(0.89)	(0.17)	(0.01)	(0.18)	8.93	(8.86)	9	0.67	(h)	49.96	(h)	1.38	(h)	6
Class Y
Six months ended 06/30/20	10.64	0.06	(1.01)	(0.95)	–	–	–	9.69	(8.93)	42	0.19	(f)	13.34	(f)	1.29	(f)	97
Year ended 12/31/19	8.94	0.25	1.91	2.16	(0.21)	(0.25)	(0.46)	10.64	24.26	64	0.20		23.54		2.40		54
Period ended 12/31/18(g)	10.00	0.19	(1.03)	(0.84)	(0.21)	(0.01)	(0.22)	8.94	(8.40)	36	0.17	(h)	49.46	(h)	1.88	(h)	6
Class R5
Six months ended 06/30/20	10.64	0.06	(1.00)	(0.94)	–	–	–	9.70	(8.83)	97	0.19	(f)	11.97	(f)	1.29	(f)	97
Year ended 12/31/19	8.94	0.25	1.91	2.16	(0.21)	(0.25)	(0.46)	10.64	24.26	106	0.20		22.61		2.40		54
Period ended 12/31/18(g)	10.00	0.19	(1.03)	(0.84)	(0.21)	(0.01)	(0.22)	8.94	(8.40)	89	0.17	(h)	48.81	(h)	1.88	(h)	6
Class R6
Six months ended 06/30/20	10.64	0.06	(1.00)	(0.94)	–	–	–	9.70	(8.83)	291	0.19	(f)	11.97	(f)	1.29	(f)	97
Year ended 12/31/19	8.94	0.25	1.91	2.16	(0.21)	(0.25)	(0.46)	10.64	24.26	319	0.20		22.61		2.40		54
Period ended 12/31/18(g)	10.00	0.19	(1.03)	(0.84)	(0.21)	(0.01)	(0.22)	8.94	(8.40)	268	0.17	(h)	48.81	(h)	1.88	(h)	6

(a)	Calculated using average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.40%, 0.40% and 0.35% for the six months ended June 30, 2020 and the years ended December 31, 2019 and December 31, 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $540, $113, $162, $49, $96 and $288 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(g)	Commencement date of January 3, 2018.
(h)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62                      Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Peak Retirement™ 2060 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/20	$10.72	$0.04	$(1.27)	$(1.23)	$–	$–	$–	$9.49	(11.47)%	$694	0.44	%(f)	11.25	%(f)	0.92	%(f)	106%
Year ended 12/31/19	8.91	0.24	1.97	2.21	(0.18)	(0.22)	(0.40)	10.72	24.84	562	0.45		19.50		2.33		50
Period ended 12/31/18(g)	10.00	0.16	(1.05)	(0.89)	(0.18)	(0.02)	(0.20)	8.91	(8.87)	48	0.42	(h)	51.11	(h)	1.57	(h)	6
Class C
Six months ended 06/30/20	10.65	0.01	(1.27)	(1.26)	–	–	–	9.39	(11.83)	140	1.19	(f)	12.00	(f)	0.17	(f)	106
Year ended 12/31/19	8.89	0.16	1.97	2.13	(0.15)	(0.22)	(0.37)	10.65	23.97	56	1.20		20.25		1.58		50
Period ended 12/31/18(g)	10.00	0.08	(1.05)	(0.97)	(0.12)	(0.02)	(0.14)	8.89	(9.66)	12	1.17	(h)	51.86	(h)	0.82	(h)	6
Class R
Six months ended 06/30/20	10.69	0.03	(1.28)	(1.25)	–	–	–	9.44	(11.69)	552	0.69	(f)	11.50	(f)	0.67	(f)	106
Year ended 12/31/19	8.90	0.22	1.96	2.18	(0.17)	(0.22)	(0.39)	10.69	24.57	173	0.70		19.75		2.08		50
Period ended 12/31/18(g)	10.00	0.13	(1.05)	(0.92)	(0.16)	(0.02)	(0.18)	8.90	(9.18)	10	0.67	(h)	51.36	(h)	1.32	(h)	6
Class Y
Six months ended 06/30/20	10.74	0.06	(1.28)	(1.22)	–	–	–	9.52	(11.36)	72	0.19	(f)	11.00	(f)	1.17	(f)	106
Year ended 12/31/19	8.91	0.26	1.98	2.24	(0.19)	(0.22)	(0.41)	10.74	25.17	43	0.20		19.25		2.58		50
Period ended 12/31/18(g)	10.00	0.18	(1.05)	(0.87)	(0.20)	(0.02)	(0.22)	8.91	(8.66)	36	0.17	(h)	50.86	(h)	1.82	(h)	6
Class R5
Six months ended 06/30/20	10.74	0.06	(1.28)	(1.22)	–	–	–	9.52	(11.36)	95	0.19	(f)	9.75	(f)	1.17	(f)	106
Year ended 12/31/19	8.91	0.26	1.98	2.24	(0.19)	(0.22)	(0.41)	10.74	25.17	107	0.20		18.62		2.58		50
Period ended 12/31/18(g)	10.00	0.18	(1.05)	(0.87)	(0.20)	(0.02)	(0.22)	8.91	(8.66)	89	0.17	(h)	50.20	(h)	1.82	(h)	6
Class R6
Six months ended 06/30/20	10.74	0.06	(1.28)	(1.22)	–	–	–	9.52	(11.36)	286	0.19	(f)	9.75	(f)	1.17	(f)	106
Year ended 12/31/19	8.91	0.26	1.98	2.24	(0.19)	(0.22)	(0.41)	10.74	25.17	322	0.20		18.62		2.58		50
Period ended 12/31/18(g)	10.00	0.18	(1.05)	(0.87)	(0.20)	(0.02)	(0.22)	8.91	(8.66)	267	0.17	(h)	50.20	(h)	1.82	(h)	6

(a)	Calculated using average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.40%, 0.40% and 0.35% for the six months ended June 30, 2020 and the years ended December 31, 2019 and December 31, 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $579, $96, $275, $66, $95 and $286 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(g)	Commencement date of January 3, 2018.
(h)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63                      Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Peak Retirement™ 2065 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/20	$10.79	$0.04	$(1.06)	$(1.02)	$–	$–	$–	$9.77	(9.45)%	$594	0.43	%(f)	17.24	%(f)	0.94	%(f)	106%
Year ended 12/31/19	9.00	0.21	2.00	2.21	(0.19)	(0.23)	(0.42)	10.79	24.56	216	0.43		23.83		2.00		49
Period ended 12/31/18(g)	10.00	0.16	(0.98)	(0.82)	(0.18)	–	(0.18)	9.00	(8.15)	49	0.42	(h)	48.89	(h)	1.56	(h)	165
Class C
Six months ended 06/30/20	10.60	0.01	(1.05)	(1.04)	–	–	–	9.56	(9.81)	78	1.18	(f)	17.99	(f)	0.19	(f)	106
Year ended 12/31/19	8.88	0.13	1.95	2.08	(0.13)	(0.23)	(0.36)	10.60	23.46	71	1.18		24.58		1.25		49
Period ended 12/31/18(g)	10.00	0.08	(1.05)	(0.97)	(0.15)	–	(0.15)	8.88	(9.69)	24	1.17	(h)	49.64	(h)	0.81	(h)	165
Class R
Six months ended 06/30/20	10.65	0.03	(1.05)	(1.02)	–	–	–	9.63	(9.58)	164	0.68	(f)	17.49	(f)	0.69	(f)	106
Year ended 12/31/19	8.90	0.18	1.98	2.16	(0.18)	(0.23)	(0.41)	10.65	24.23	75	0.68		24.08		1.75		49
Period ended 12/31/18(g)	10.00	0.13	(1.06)	(0.93)	(0.17)	–	(0.17)	8.90	(9.29)	9	0.67	(h)	49.14	(h)	1.31	(h)	165
Class Y
Six months ended 06/30/20	10.70	0.06	(1.07)	(1.01)	–	–	–	9.69	(9.44)	54	0.18	(f)	16.99	(f)	1.19	(f)	106
Year ended 12/31/19	8.92	0.23	1.98	2.21	(0.20)	(0.23)	(0.43)	10.70	24.82	43	0.18		23.58		2.25		49
Period ended 12/31/18(g)	10.00	0.18	(1.05)	(0.87)	(0.21)	–	(0.21)	8.92	(8.72)	36	0.17	(h)	48.64	(h)	1.81	(h)	165
Class R5
Six months ended 06/30/20	10.70	0.06	(1.07)	(1.01)	–	–	–	9.69	(9.44)	97	0.18	(f)	15.51	(f)	1.19	(f)	106
Year ended 12/31/19	8.92	0.23	1.98	2.21	(0.20)	(0.23)	(0.43)	10.70	24.82	107	0.18		22.73		2.25		49
Period ended 12/31/18(g)	10.00	0.18	(1.05)	(0.87)	(0.21)	–	(0.21)	8.92	(8.72)	89	0.17	(h)	48.08	(h)	1.81	(h)	165
Class R6
Six months ended 06/30/20	10.70	0.06	(1.07)	(1.01)	–	–	–	9.69	(9.44)	291	0.18	(f)	15.51	(f)	1.19	(f)	106
Year ended 12/31/19	8.92	0.25	1.96	2.21	(0.20)	(0.23)	(0.43)	10.70	24.82	321	0.18		22.73		2.25		49
Period ended 12/31/18(g)	10.00	0.18	(1.05)	(0.87)	(0.21)	–	(0.21)	8.92	(8.72)	268	0.17	(h)	48.08	(h)	1.81	(h)	165

(a)	Calculated using average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.39%, 0.39% and 0.38% for the six months ended June 30, 2020 and the years ended December 31, 2019 and December 31, 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $386, $75, $86, $53, $96 and $287 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(g)	Commencement date of January 3, 2018.
(h)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64                      Invesco Peak Retirement™ Funds

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

AIM Growth Series (Invesco Growth Series) (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. The Funds covered in this report, each a series portfolio of the Trust, are Invesco Peak Retirement™ Now Fund, Invesco Peak Retirement™ 2015 Fund, Invesco Peak Retirement™ 2020 Fund, Invesco Peak Retirement™ 2025 Fund, Invesco Peak Retirement™ 2030 Fund, Invesco Peak Retirement™ 2035 Fund, Invesco Peak Retirement™ 2040 Fund, Invesco Peak Retirement™ 2045 Fund, Invesco Peak Retirement™ 2050 Fund, Invesco Peak Retirement™ 2055 Fund, Invesco Peak Retirement™ 2060 Fund and Invesco Peak Retirement™ 2065 Fund (collectively, the “Funds”). Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or each class will be voted on exclusively by the shareholders of each Fund or each class.

The investment objective of each Fund is total return over time, consistent with its strategic target allocation.

Each Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”), exchange-traded funds advised by Invesco Capital Management (“Invesco Capital”), an affiliate of Invesco, or other unaffiliated advisers. The Adviser may change each Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

Each Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds, as a result of having the same investment adviser, are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events

65                      Invesco Peak Retirement™ Funds

occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions – Invesco Peak Retirement™ Now Fund generally declares and pays dividends from net investment income, if any, monthly. Invesco Peak Retirement™ 2015 Fund, Invesco Peak Retirement™ 2020 Fund, Invesco Peak Retirement™ 2025 Fund, Invesco Peak Retirement™ 2030 Fund, Invesco Peak Retirement™ 2035 Fund, Invesco Peak Retirement™ 2040 Fund, Invesco Peak Retirement™ 2045 Fund, Invesco Peak Retirement™ 2050 Fund, Invesco Peak Retirement™ 2055 Fund, Invesco Peak Retirement™ 2060 Fund and Invesco Peak Retirement™ 2065 Fund generally declare and pay dividends from net investment income, if any, annually. Distributions from net realized capital gains, if any, are generally paid annually and recorded on the ex-dividend date. The Funds may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.	Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the

66                      Invesco Peak Retirement™ Funds

United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Lending – Each Fund may lend portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities Lending Income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statements of Assets and Liabilities.

I.

Other Risks – Certain of the underlying funds are non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.

Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Funds based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Invesco has contractually agreed, through at least April 30, 2021, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (including prior fiscal year-end Acquired Fund Fees and Expenses and excluding certain items

67                      Invesco Peak Retirement™ Funds

discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares for each Fund as shown in the following table (the “expense limits”):

	Class A	Class C	Class R	Class Y	Class R5	Class R6	Acquired Fund Fees and Expenses
Invesco Peak Retirement™ Now Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.47%
Invesco Peak Retirement™ 2015 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.46%
Invesco Peak Retirement™ 2020 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.44%
Invesco Peak Retirement™ 2025 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.45%
Invesco Peak Retirement™ 2030 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.45%
Invesco Peak Retirement™ 2035 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.44%
Invesco Peak Retirement™ 2040 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.43%
Invesco Peak Retirement™ 2045 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.42%
Invesco Peak Retirement™ 2050 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.41%
Invesco Peak Retirement™ 2055 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.40%
Invesco Peak Retirement™ 2060 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.40%
Invesco Peak Retirement™ 2065 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.39%

In determining Invesco’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues each Fund’s fee waiver agreement, it will terminate on April 30, 2021. During its term, each fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended June 30, 2020, the Adviser reimbursed the following expenses:

	Fund Level	Class A	Class C	Class R	Class Y	Class R5	Class R6
Invesco Peak Retirement™ Now Fund	$88,836	$545	$85	$10	$36	$3	$8
Invesco Peak Retirement™ 2015 Fund	72,428	233	10	10	40	3	10
Invesco Peak Retirement™ 2020 Fund	76,038	373	193	306	24	3	9
Invesco Peak Retirement™ 2025 Fund	71,563	2,288	542	491	61	3	8
Invesco Peak Retirement™ 2030 Fund	69,340	5,102	1,080	1,388	224	3	9
Invesco Peak Retirement™ 2035 Fund	70,119	2,621	1,537	1,592	545	3	8
Invesco Peak Retirement™ 2040 Fund	70,856	3,426	797	1,024	203	2	7
Invesco Peak Retirement™ 2045 Fund	75,958	2,942	1,676	1,332	156	2	7
Invesco Peak Retirement™ 2050 Fund	70,540	3,046	1,312	1,815	521	3	7
Invesco Peak Retirement™ 2055 Fund	73,015	3,704	773	1,111	337	2	8
Invesco Peak Retirement™ 2060 Fund	66,164	3,658	604	1,733	416	8	25
Invesco Peak Retirement™ 2065 Fund	74,838	2,850	552	635	395	2	8

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Funds.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of each Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). Each Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of each Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund. For the six months ended June 30, 2020, expenses incurred under the Plans are shown in the Statements of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Funds. Front-end sales commissions are deducted from proceeds from the sales of each Fund’s shares prior to investment in Class A shares of the Funds. CDSC are deducted from

68                      Invesco Peak Retirement™ Funds

redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2020, IDI advised the Funds that IDI retained the following front-end sales commissions from the sale of Class A shares and received the following in CDSC imposed on redemptions by shareholders:

	Front End Sales Charge	Contingent Deferred Sales Charges
		Class A	Class C
Invesco Peak Retirement™ Now Fund	$272	$0	$0
Invesco Peak Retirement™ 2015 Fund	11	0	0
Invesco Peak Retirement™ 2020 Fund	352	0	0
Invesco Peak Retirement™ 2025 Fund	1,475	0	0
Invesco Peak Retirement™ 2030 Fund	6,163	0	0
Invesco Peak Retirement™ 2035 Fund	5,684	0	721
Invesco Peak Retirement™ 2040 Fund	4,190	0	0
Invesco Peak Retirement™ 2045 Fund	3,609	0	0
Invesco Peak Retirement™ 2050 Fund	3,509	0	0
Invesco Peak Retirement™ 2055 Fund	3,955	1	0
Invesco Peak Retirement™ 2060 Fund	1,576	0	0
Invesco Peak Retirement™ 2065 Fund	1,902	0	0

The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of June 30, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Peak Retirement™ 2030 Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$8,793,217	$–	$–	$8,793,217
Money Market Funds	66,542	344,259	–	410,801
Total Investments	$8,859,759	$344,259	$–	$9,204,018

69                      Invesco Peak Retirement™ Funds

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangements are comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2020, the Funds received credits from these arrangements, which resulted in the reduction of the Funds’ total expenses of:

Transfer Agent Credits
Invesco Peak Retirement™ Now Fund	$ 0
Invesco Peak Retirement™ 2015 Fund	0
Invesco Peak Retirement™ 2020 Fund	0
Invesco Peak Retirement™ 2025 Fund	0
Invesco Peak Retirement™ 2030 Fund	0
Invesco Peak Retirement™ 2035 Fund	0
Invesco Peak Retirement™ 2040 Fund	0
Invesco Peak Retirement™ 2045 Fund	0
Invesco Peak Retirement™ 2050 Fund	72
Invesco Peak Retirement™ 2055 Fund	52
Invesco Peak Retirement™ 2060 Fund	59
Invesco Peak Retirement™ 2065 Fund	40

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plans represent unsecured claims against the general assets of the Funds.

NOTE 6–Cash Balances

The Funds are permitted to temporarily carry a negative or overdrawn balance in their account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds did not have a capital loss carryforward as of December 31, 2019.

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NOTE 8–Investment Transactions

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

			At June 30, 2020
	For the six months ended June 30, 2020*		Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
	Purchases	Sales
Invesco Peak Retirement™ Now Fund	$1,729,870	$1,709,006	$937,602	$24,421	$(720)	$23,701
Invesco Peak Retirement™ 2015 Fund	574,420	474,002	724,284	11,205	(30,599)	(19,394)
Invesco Peak Retirement™ 2020 Fund	2,291,220	1,884,394	2,247,085	48,603	(37,660)	10,943
Invesco Peak Retirement™ 2025 Fund	5,843,263	4,462,592	6,305,378	192,145	(61,289)	130,856
Invesco Peak Retirement™ 2030 Fund	9,116,660	4,234,682	9,080,375	208,499	(84,856)	123,643
Invesco Peak Retirement™ 2035 Fund	5,381,661	3,385,024	5,132,198	171,479	(53,711)	117,768
Invesco Peak Retirement™ 2040 Fund	4,081,020	2,604,410	3,807,601	137,946	(43,675)	94,271
Invesco Peak Retirement™ 2045 Fund	4,046,733	2,646,075	3,486,201	121,767	(52,726)	69,041
Invesco Peak Retirement™ 2050 Fund	3,500,157	2,510,377	2,868,906	87,932	(41,522)	46,410
Invesco Peak Retirement™ 2055 Fund	1,909,306	1,223,380	1,693,672	50,248	(20,457)	29,791
Invesco Peak Retirement™ 2060 Fund	2,206,694	1,497,314	1,817,846	57,479	(24,964)	32,515
Invesco Peak Retirement™ 2065 Fund	1,561,941	1,043,132	1,262,319	39,858	(13,891)	25,967

*	Excludes U.S. Treasury obligations and money market funds, if any.

71                      Invesco Peak Retirement™ Funds

NOTE 9–Share Information

Invesco Peak Retirement™ Now Fund

	Summary of Share Activity

	Six months ended June 30, 2020(a)		Year ended December 31, 2019
	Shares	Amount	Shares	Amount

Sold:
Class A	118,756	$1,125,246	43,496	$437,011

Class C	6,365	64,473	8,787	87,410

Class R	2,857	27,088	-	-

Issued as reinvestment of dividends:
Class A	1,000	9,067	698	7,028

Class C	130	1,202	117	1,187

Reacquired:
Class A	(123,039)	(1,148,565)	(499)	(5,003)

Class C	(6,026)	(60,813)	(800)	(8,000)

Net increase (decrease) in share activity	43	$17,698	51,799	$519,633

(a)	90% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

72                      Invesco Peak Retirement™ Funds

NOTE 9–Share Information–(continued)

Invesco Peak Retirement™ 2015 Fund

	Summary of Share Activity

	Six months ended June 30, 2020(a)		Year ended December 31, 2019
	Shares	Amount	Shares	Amount

Sold:
Class A	14,968	$144,411	9,247	$97,438

Issued as reinvestment of dividends:
Class A	-	-	490	5,036

Automatic conversion of Class C shares to Class A shares:
Class A	-	-	10,659	102,540

Class C	-	-	(10,726)	(102,540)

Reacquired:
Class A	(5,977)	(50,982)	(15,739)	(157,704)

Net increase (decrease) in share activity	8,991	$93,429	(6,069)	$(55,230)

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 6% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

In addition, 93% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

73                      Invesco Peak Retirement™ Funds

NOTE 9–Share Information–(continued)

Invesco Peak Retirement™ 2020 Fund

	Summary of Share Activity

	Six months ended June 30, 2020(a)		Year ended December 31, 2019
	Shares	Amount	Shares	Amount

Sold:
Class A	19,005	$189,174	56,674	$576,504

Class C	23,161	223,136	17,692	178,060

Class R	63,629	622,918	39,241	409,741

Class Y	2,908	28,221	1,804	18,456

Issued as reinvestment of dividends:
Class A	-	-	2,052	21,201

Class C	-	-	731	7,524

Class R	-	-	1,153	11,886

Automatic conversion of Class C shares to Class A shares:
Class A	-	-	178	1,713

Class C	-	-	(178)	(1,713)

Reacquired:
Class A	(20,190)	(182,750)	(9,879)	(94,246)

Class C	(124)	(1,277)	(1,174)	(12,000)

Class R	(50,887)	(478,201)	(585)	(6,050)

Class Y	-	-	(1,804)	(18,601)

Net increase (decrease) in share activity	37,502	$401,221	105,905	$1,092,475

(a)	70% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

74                      Invesco Peak Retirement™ Funds

NOTE 9–Share Information–(continued)

Invesco Peak Retirement™ 2025 Fund

	Summary of Share Activity

	Six months ended June 30, 2020(a)		Year ended December 31, 2019
	Shares	Amount	Shares	Amount

Sold:
Class A	141,529	$1,363,158	297,039	$3,070,439

Class C	32,464	327,153	67,262	691,046

Class R	61,861	616,825	55,969	577,294

Class Y	4,573	48,273	1,485	15,000

Issued as reinvestment of dividends:
Class A	-	-	7,350	76,731

Class C	-	-	1,363	14,119

Class R	-	-	1,125	11,732

Class Y	-	-	36	382

Automatic conversion of Class C shares to Class A shares:
Class A	-	-	820	7,894

Class C	-	-	(822)	(7,894)

Reacquired:
Class A	(82,083)	(804,956)	(24,192)	(249,835)

Class C	(1,485)	(15,215)	(12,017)	(121,541)

Class R	(25,528)	(230,764)	(2,338)	(23,918)

Net increase (decrease) in share activity	131,331	$1,304,474	393,080	$4,061,449

(a)	37% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

75                      Invesco Peak Retirement™ Funds

NOTE 9–Share Information–(continued)

Invesco Peak Retirement™ 2030 Fund

	Summary of Share Activity

	Six months ended June 30, 2020(a)		Year ended December 31, 2019
	Shares	Amount	Shares	Amount

Sold:
Class A	404,537	$4,118,905	182,351	$1,867,626

Class C	43,897	446,886	54,033	553,459

Class R	83,742	818,013	58,669	605,181

Class Y	1,137	11,519	11,127	112,843

Issued as reinvestment of dividends:
Class A	-	-	5,478	57,470

Class C	-	-	1,057	11,021

Class R	-	-	1,489	15,574

Class Y	-	-	297	3,121

Automatic conversion of Class C shares to Class A shares:
Class A	756	7,475	325	3,318

Class C	(761)	(7,475)	(327)	(3,318)

Reacquired:
Class A	(26,432)	(264,422)	(4,347)	(44,574)

Class C	(12,856)	(130,189)	(1,225)	(12,587)

Class R	(17,400)	(160,161)	(1,730)	(18,372)

Class Y	(191)	(1,996)	(38)	(387)

Net increase (decrease) in share activity	476,429	$4,838,555	307,159	$3,150,375

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 16% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

76                      Invesco Peak Retirement™ Funds

NOTE 9–Share Information–(continued)

Invesco Peak Retirement™ 2035 Fund

	Summary of Share Activity

	Six months ended June 30, 2020(a)		Year ended December 31, 2019
	Shares	Amount	Shares	Amount

Sold:
Class A	113,242	$1,144,834	109,919	$1,125,039

Class C	72,111	726,418	52,626	535,437

Class R	60,907	620,243	70,900	727,288

Class Y	6,406	61,022	27,591	285,646

Issued as reinvestment of dividends:
Class A	-	-	2,693	28,302

Class C	-	-	1,163	12,145

Class R	-	-	1,537	16,107

Class Y	-	-	697	7,341

Automatic conversion of Class C shares to Class A shares:
Class A	638	6,298	650	6,589

Class C	(644)	(6,298)	(653)	(6,589)

Reacquired:
Class A	(13,547)	(130,267)	(7,146)	(73,549)

Class C	(8,835)	(82,909)	(6,141)	(62,651)

Class R	(39,046)	(380,371)	(1,123)	(11,852)

Class Y	(3)	(31)	(1)	(10)

Net increase (decrease) in share activity	191,229	$1,958,939	252,712	$2,589,243

(a)	39% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

77                      Invesco Peak Retirement™ Funds

NOTE 9–Share Information–(continued)

Invesco Peak Retirement™ 2040 Fund

	Summary of Share Activity

	Six months ended June 30, 2020(a)		Year ended December 31, 2019
	Shares	Amount	Shares	Amount

Sold:
Class A	62,581	$611,762	132,863	$1,356,096

Class C	47,488	437,674	15,713	159,616

Class R	45,969	442,994	32,035	334,726

Class Y	1,554	15,744	4,907	50,777

Issued as reinvestment of dividends:
Class A	-	-	3,747	39,287

Class C	-	-	365	3,807

Class R	-	-	734	7,681

Class Y	-	-	145	1,524

Reacquired:
Class A	(4,244)	(39,460)	(21,003)	(214,842)

Class C	(1,087)	(10,143)	-	-

Class R	(93)	(978)	(5,092)	(53,162)

Class Y	(52)	(454)	(3)	(28)

Net increase (decrease) in share activity	152,116	$1,457,139	164,411	$1,685,482

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 5% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

In addition, 22% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

78                      Invesco Peak Retirement™ Funds

NOTE 9–Share Information–(continued)

Invesco Peak Retirement™ 2045 Fund

	Summary of Share Activity

	Six months ended June 30, 2020(a)		Year ended December 31, 2019
	Shares	Amount	Shares	Amount

Sold:
Class A	71,583	$687,775	70,864	$732,550

Class C	27,646	256,062	51,726	522,967

Class R	62,441	574,936	27,164	283,421

Class Y	5,398	49,880	999	10,610

Issued as reinvestment of dividends:
Class A	-	-	1,922	20,415

Class C	-	-	1,436	15,092

Class R	-	-	785	8,309

Class Y	-	-	30	321

Automatic conversion of Class C shares to Class A shares:
Class A	673	6,457	271	2,884

Class C	(681)	(6,457)	(274)	(2,884)

Reacquired:
Class A	(14,669)	(137,458)	(2,867)	(29,684)

Class C	(920)	(9,672)	(3,859)	(38,605)

Class R	(7,777)	(69,117)	(3)	(30)

Class Y	(764)	(8,000)	-	-

Net increase (decrease) in share activity	142,930	$1,344,406	148,194	$1,525,366

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 5% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

In addition, 25% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

79                      Invesco Peak Retirement™ Funds

NOTE 9–Share Information–(continued)

Invesco Peak Retirement™ 2050 Fund

	Summary of Share Activity

	Six months ended June 30, 2020(a)		Year ended December 31, 2019
	Shares	Amount	Shares	Amount

Sold:
Class A	70,248	$674,326	69,054	$725,272

Class C	28,496	269,538	21,473	220,711

Class R	48,096	455,494	34,956	367,359

Class Y	270	2,605	12,857	132,136

Issued as reinvestment of dividends:
Class A	-	-	2,329	24,902

Class C	-	-	687	7,281

Class R	-	-	1,120	11,922

Class Y	-	-	443	4,746

Reacquired:
Class A	(30,106)	(294,026)	(10,785)	(112,132)

Class C	(1,308)	(12,746)	(8,056)	(80,786)

Class R	(26,767)	(255,747)	(227)	(2,425)

Class Y	(220)	(2,165)	(1,911)	(19,400)

Net increase (decrease) in share activity	88,709	$837,279	121,940	$1,279,586

(a)	19% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

80                      Invesco Peak Retirement™ Funds

NOTE 9–Share Information–(continued)

Invesco Peak Retirement™ 2055 Fund

	Summary of Share Activity

	Six months ended June 30, 2020(a)		Year ended December 31, 2019
	Shares	Amount	Shares	Amount

Sold:
Class A	52,278	$487,214	30,032	$316,099

Class C	13,086	123,212	7,383	76,296

Class R	10,690	102,327	14,084	147,987

Class Y	-	-	1,928	20,254

Issued as reinvestment of dividends:
Class A	-	-	1,091	11,569

Class C	-	-	138	1,455

Class R	-	-	83	876

Class Y	-	-	80	849

Reacquired:
Class A	(1,002)	(10,601)	(1,149)	(12,158)

Class C	(71)	(750)	(2,749)	(27,863)

Class R	(44)	(455)	(1,036)	(11,075)

Class Y	(1,628)	(17,354)	-	-

Net increase (decrease) in share activity	73,309	$683,593	49,885	$524,289

(a)	30% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

81                      Invesco Peak Retirement™ Funds

NOTE 9–Share Information–(continued)

Invesco Peak Retirement™ 2060 Fund

	Summary of Share Activity

	Six months ended June 30, 2020(a)		Year ended December 31, 2019
	Shares	Amount	Shares	Amount

Sold:
Class A	30,557	$284,933	45,393	$467,230

Class C	9,695	91,200	4,103	42,978

Class R	43,531	388,119	14,873	156,200

Class Y	3,603	38,384	-	-

Issued as reinvestment of dividends:
Class A	-	-	1,710	18,299

Class C	-	-	92	977

Class R	-	-	539	5,744

Reacquired:
Class A	(9,862)	(86,133)	(71)	(742)

Class C	(117)	(1,130)	(275)	(2,862)

Class R	(1,239)	(10,087)	(355)	(3,651)

Class Y	(2)	(25)	-	-

Net increase (decrease) in share activity	76,166	$705,261	66,009	$684,173

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 12% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 44% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

82                      Invesco Peak Retirement™ Funds

NOTE 9–Share Information–(continued)

Invesco Peak Retirement™ 2065 Fund

	Summary of Share Activity

	Six months ended June 30, 2020(a)		Year ended December 31, 2019
	Shares	Amount	Shares	Amount

Sold:
Class A	46,504	$424,127	14,796	$155,215

Class C	5,227	48,398	4,792	50,364

Class R	9,985	94,536	5,804	60,034

Class Y	1,618	17,298	-	-

Issued as reinvestment of dividends:
Class A	-	-	564	6,074

Class C	-	-	65	690

Class R	-	-	213	2,260

Reacquired:
Class A	(5,744)	(57,112)	(735)	(7,579)

Class C	(3,705)	(35,262)	(935)	(9,577)

Class R	(20)	(215)	-	-

Net increase (decrease) in share activity	53,865	$491,770	24,564	$257,481

(a)	58% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

83                      Invesco Peak Retirement™ Funds

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the Funds invest. The amount of fees and expenses incurred indirectly by the Funds will vary because the underlying funds have varied expenses and fee levels and the Funds may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Funds. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Funds invest in. The effect of the estimated underlying fund expenses that the Funds bear indirectly are included in each Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Funds. If transaction costs and indirect expenses were included, your costs would have been higher.

Invesco Peak Retirement™ Now Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$943.20	$1.69	$1,023.12	$1.76	0.35%
Class C	1,000.00	940.50	5.31	1,019.39	5.52	1.10
Class R	1,000.00	942.00	2.90	1,021.88	3.02	0.60
Class Y	1,000.00	944.40	0.48	1,024.37	0.50	0.10
Class R5	1,000.00	944.40	0.48	1,024.37	0.50	0.10
Class R6	1,000.00	944.40	0.48	1,024.37	0.50	0.10

84                      Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2015 Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$940.80	$1.83	$1,022.97	$1.91	0.38%
Class C	1,000.00	937.70	5.44	1,019.24	5.67	1.13
Class R	1,000.00	939.70	3.04	1,021.73	3.17	0.63
Class Y	1,000.00	941.80	0.63	1,024.22	0.65	0.13
Class R5	1,000.00	941.80	0.63	1,024.22	0.65	0.13
Class R6	1,000.00	941.80	0.63	1,024.22	0.65	0.13

Invesco Peak Retirement™ 2020 Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$962.30	$1.90	$1,022.92	$1.96	0.39%
Class C	1,000.00	960.20	5.56	1,019.19	5.72	1.14
Class R	1,000.00	962.20	3.12	1,021.68	3.22	0.64
Class Y	1,000.00	965.30	0.68	1,024.17	0.70	0.14
Class R5	1,000.00	965.30	0.68	1,024.17	0.70	0.14
Class R6	1,000.00	965.30	0.68	1,024.17	0.70	0.14

Invesco Peak Retirement™ 2025 Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$979.90	$1.97	$1,022.87	$2.01	0.40%
Class C	1,000.00	975.90	5.65	1,019.14	5.77	1.15
Class R	1,000.00	978.90	3.20	1,021.63	3.27	0.65
Class Y	1,000.00	980.90	0.74	1,024.12	0.75	0.15
Class R5	1,000.00	980.90	0.74	1,024.12	0.75	0.15
Class R6	1,000.00	980.90	0.74	1,024.12	0.75	0.15

Invesco Peak Retirement™ 2030 Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$964.80	$1.91	$1,022.92	$1.96	0.39%
Class C	1,000.00	962.60	5.56	1,019.19	5.72	1.14
Class R	1,000.00	964.70	3.13	1,021.68	3.22	0.64
Class Y	1,000.00	966.80	0.68	1,024.17	0.70	0.14
Class R5	1,000.00	966.80	0.68	1,024.17	0.70	0.14
Class R6	1,000.00	966.80	0.68	1,024.17	0.70	0.14

85                      Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2035 Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$961.10	$2.00	$1,022.82	$2.06	0.41%
Class C	1,000.00	957.00	5.64	1,019.10	5.82	1.16
Class R	1,000.00	959.00	3.21	1,021.58	3.32	0.66
Class Y	1,000.00	962.10	0.78	1,024.07	0.81	0.16
Class R5	1,000.00	962.10	0.78	1,024.07	0.81	0.16
Class R6	1,000.00	962.10	0.78	1,024.07	0.81	0.16

Invesco Peak Retirement™ 2040 Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$941.00	$2.03	$1,022.77	$2.11	0.42%
Class C	1,000.00	936.80	5.63	1,019.05	5.87	1.17
Class R	1,000.00	938.00	3.23	1,021.53	3.37	0.67
Class Y	1,000.00	941.20	0.82	1,024.02	0.86	0.17
Class R5	1,000.00	941.20	0.82	1,024.02	0.86	0.17
Class R6	1,000.00	941.20	0.82	1,024.02	0.86	0.17

Invesco Peak Retirement™ 2045 Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$917.40	$2.05	$1,022.73	$2.16	0.43%
Class C	1,000.00	914.50	5.62	1,019.00	5.92	1.18
Class R	1,000.00	916.10	3.24	1,021.48	3.42	0.68
Class Y	1,000.00	918.50	0.86	1,023.97	0.91	0.18
Class R5	1,000.00	918.50	0.86	1,023.97	0.91	0.18
Class R6	1,000.00	918.50	0.86	1,023.97	0.91	0.18

Invesco Peak Retirement™ 2050 Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$911.30	$2.04	$1,022.73	$2.16	0.43%
Class C	1,000.00	907.70	5.60	1,019.00	5.92	1.18
Class R	1,000.00	909.90	3.23	1,021.48	3.42	0.68
Class Y	1,000.00	912.50	0.86	1,023.97	0.91	0.18
Class R5	1,000.00	912.50	0.86	1,023.97	0.91	0.18
Class R6	1,000.00	912.50	0.86	1,023.97	0.91	0.18

86                      Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2055 Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$910.50	$2.09	$1,022.68	$2.21	0.44%
Class C	1,000.00	907.10	5.64	1,018.95	5.97	1.19
Class R	1,000.00	909.30	3.28	1,021.43	3.47	0.69
Class Y	1,000.00	910.70	0.90	1,023.92	0.96	0.19
Class R5	1,000.00	911.70	0.90	1,023.92	0.96	0.19
Class R6	1,000.00	911.70	0.90	1,023.92	0.96	0.19

Invesco Peak Retirement™ 2060 Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$885.30	$2.06	$1,022.68	$2.21	0.44%
Class C	1,000.00	881.70	5.57	1,018.95	5.97	1.19
Class R	1,000.00	883.10	3.23	1,021.43	3.47	0.69
Class Y	1,000.00	886.40	0.89	1,023.92	0.96	0.19
Class R5	1,000.00	886.40	0.89	1,023.92	0.96	0.19
Class R6	1,000.00	886.40	0.89	1,023.92	0.96	0.19

Invesco Peak Retirement™ 2065 Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$905.50	$2.04	$1,022.73	$2.16	0.43%
Class C	1,000.00	901.90	5.58	1,019.00	5.92	1.18
Class R	1,000.00	904.20	3.22	1,021.48	3.42	0.68
Class Y	1,000.00	905.60	0.85	1,023.97	0.91	0.18
Class R5	1,000.00	905.60	0.85	1,023.97	0.91	0.18
Class R6	1,000.00	905.60	0.85	1,023.97	0.91	0.18

[1]

The actual ending account value is based on the actual total return of the Funds for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

87                      Invesco Peak Retirement™ Funds

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Peak RetirementTM Now Fund, Invesco Peak RetirementTM 2015 Fund, Invesco Peak RetirementTM 2020 Fund,

Invesco Peak RetirementTM 2025 Fund, Invesco Peak RetirementTM 2030 Fund, Invesco Peak RetirementTM 2035 Fund,

Invesco Peak RetirementTM 2040 Fund, Invesco Peak RetirementTM 2045 Fund, Invesco Peak RetirementTM 2050 Fund,

Invesco Peak RetirementTM 2055 Fund, Invesco Peak RetirementTM 2060 Fund and Invesco Peak RetirementTM 2065 Fund)

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Growth Series listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to each Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

88                      Invesco Peak Retirement™ Funds

B. Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of each Fund.

Invesco Peak RetirementTM Now Fund

The Board noted that the Fund only had two full years of performance history and compared the Fund’s investment performance during the past two years ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Peak Retirement Now Benchmark. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one and two year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the two year period. The Board considered how the performance of certain underlying funds in which the Fund invests impacted Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Peak RetirementTM 2015 Fund

The Board noted that the Fund only had two full years of performance history and compared the Fund’s investment performance during the past two years ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Peak Retirement 2015 Benchmark. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period and the fourth quintile for the two year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the two year period. The Board considered how the performance of certain underlying funds in which the Fund invests impacted Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Peak RetirementTM 2020 Fund

The Board noted that the Fund only had two full years of performance history and compared the Fund’s investment performance during the past two years ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Peak Retirement 2020 Benchmark. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period and the fourth quintile for the two year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and two year periods. The Board considered how the performance of certain underlying funds in which the Fund invests impacted Fund performance, noting that the Fund’s allocations to U.S. equities and alternatives through underlying funds detracted from relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Peak RetirementTM 2025 Fund

The Board noted that the Fund only had two full years of performance history and compared the Fund’s investment performance during the past two years ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Peak Retirement 2025 Benchmark. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one and two year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and two year periods. The Board considered how the performance of certain underlying funds in which the Fund invests impacted Fund performance, noting that the Fund’s allocations to U.S. equities and alternatives through underlying funds detracted from relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Peak RetirementTM 2030 Fund

The Board noted that the Fund only had two full years of performance history and compared the Fund’s investment performance during the past two years ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Peak Retirement 2030 Benchmark. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one and two year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and two year periods. The Board considered how the performance of certain underlying funds in which the Fund invests impacted Fund performance, noting that the Fund’s allocations to U.S. equities and alternatives through underlying funds detracted from relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Peak RetirementTM 2035 Fund

The Board noted that the Fund only had two full years of performance history and compared the Fund’s investment performance during the past two years ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Peak Retirement 2035 Benchmark. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one and two year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and two year periods. The Board consider how the performance of certain underlying funds in which the Fund invests impacted Fund performance, noting that the Fund’s allocations to U.S. equities and alternatives through underlying funds detracted from relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Peak RetirementTM 2040 Fund

The Board noted that the Fund only had two full years of performance history and compared the Fund’s investment performance during the past two years ending December 31, 2019 to the

89                      Invesco Peak Retirement™ Funds

performance of funds in the Broadridge performance universe and against the Custom Invesco Peak Retirement 2040 Benchmark. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one and two year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and two year periods. The Board consider how the performance of certain underlying funds in which the Fund invests impacted Fund performance, noting that the Fund’s allocations to U.S. equities and alternatives through underlying funds detracted from relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Peak RetirementTM 2045 Fund

The Board noted that the Fund only had two full years of performance history and compared the Fund’s investment performance during the past two years ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Peak Retirement 2045 Benchmark. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one and two year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and two year periods. The Board consider how the performance of certain underlying funds in which the Fund invests impacted Fund performance, noting that the Fund’s allocations to U.S. equities and alternatives through underlying funds detracted from relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Peak RetirementTM 2050 Fund

The Board noted that the Fund only had two full years of performance history and compared the Fund’s investment performance during the past two years ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Peak Retirement 2050 Benchmark. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one and two year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and two year periods. The Board considered how the performance of certain underlying funds in which the Fund invests impacted Fund performance, noting that the Fund’s allocation to U.S. equities through underlying funds detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Peak RetirementTM 2055 Fund

The Board noted that the Fund only had two full years of performance history and compared the Fund’s investment performance during the past two years ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Peak Retirement 2055 Benchmark. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one and two year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and two year periods. The Board considered how the performance of certain underlying funds in which the Fund invests impacted Fund performance, noting that the Fund’s allocation to U.S. equities through underlying funds detracted from Fund performance The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Peak RetirementTM 2060 Fund

The Board noted that the Fund only had two full years of performance history and compared the Fund’s investment performance during the past two years ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Peak Retirement 2060 Benchmark. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one and two year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and two year periods. The Board considered how the performance of certain underlying funds in which the Fund invests impacted Fund performance, noting that the Fund’s allocation to U.S. equities through underlying funds detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Peak RetirementTM 2065 Fund

The Board noted that the Fund only had two full years of performance history and compared the Fund’s investment performance during the past two years ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Peak Retirement 2065 Benchmark. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period and the second quintile for the two year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and two year periods. The Board considered how the performance of certain underlying funds in which the Fund invests impacted Fund performance, noting that the Fund’s allocation to U.S. equities through underlying funds detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board noted that each Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge each Fund any advisory fees pursuant to each Fund’s investment advisory agreement, although the underlying funds in which each Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge each Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also

90                      Invesco Peak Retirement™ Funds

considered comparative information regarding each Fund’s total expense ratio and its various components. For Invesco Peak RetirementTM 2015 Fund and Invesco Peak RetirementTM Now Fund, the Board noted that there were only four funds (including each Fund) in the respective expense group. For Invesco Peak RetirementTM 2020 Fund, Invesco Peak RetirementTM 2060 Fund and Invesco Peak RetirementTM 2065 Fund, the Board noted that were only five funds (including each Fund) in the respective expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of each Fund for the term disclosed in each Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of each Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge each Fund any fees pursuant to each Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to each Fund.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge each Fund any advisory fees pursuant to each Fund’s investment advisory agreement, although the underlying funds in which each Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing a Fund because each Fund is a fund of funds and no advisory fee is charged to such Fund, although each Fund does incur its share of underlying fund fees and other allocable costs. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

The Board considered that the underlying holdings of each Fund generally will consist of affiliated mutual funds and affiliated and unaffiliated exchange traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with each Fund.

91                      Invesco Peak Retirement™ Funds

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With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526	Invesco Distributors, Inc.	PR-SAR-1

Semiannual Report to Shareholders	June 30, 2020

Invesco Select Risk: Conservative Investor Fund

Effective May 15, 2020, Invesco Oppenheimer Portfolio Series: Conservative Investor Fund was renamed Invesco Select Risk: Conservative Investor Fund.

Nasdaq:

A: OACIX ∎ C: OCCIX ∎ R: ONCIX ∎ Y: OYCIX ∎ R5: PXCIX ∎ R6: PXCCX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Contracts

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services

Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                             Invesco Select Risk: Conservative Investor Fund

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-1.48%
Class C Shares	-1.82
Class R Shares	-1.59
Class Y Shares	-1.26
Class R5 Shares	-1.27
Class R6 Shares	-1.27
Bloomberg Barclays Global Aggregate Bond Index, Hedged▼ (Broad Market Index)	3.90
MSCI All Country World Index▼ (Broad Market Index)	-6.25
Custom Invesco Select Risk: Conservative Investor Index∎ (Style-Specific Index)	2.35

Source(s): ▼RIMES Technologies Corp.; ∎ Invesco, RIMES Technologies Corp.

The Bloomberg Barclays Global Aggregate Bond Index, Hedged tracks fixed-income performance of regions around the world while hedging the currency back to the US dollar.

The Custom Invesco Select Risk: Conservative Investor Index is composed of 20% MSCI All Country World Index and 80% Bloomberg Barclays Global Aggregate Bond Index, Hedged. The composition of the index may change based on the Fund’s target asset allocation.

The MSCI All Country World Index (Net) is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                             Invesco Select Risk: Conservative Investor Fund

Average Annual Total Returns
As of 6/30/20, including maximum applicable sales charges

Class A Shares
Inception (4/5/05)	2.03%
10 Years	4.33
5 Years	2.48
1 Year	-4.06

Class C Shares
Inception (4/5/05)	1.87%
10 Years	4.14
5 Years	2.87
1 Year	-0.25

Class R Shares
Inception (4/5/05)	2.12%
10 Years	4.65
5 Years	3.40
1 Year	1.26

Class Y Shares
Inception (4/5/05)	2.69%
10 Years	5.19
5 Years	3.92
1 Year	1.76

Class R5 Shares
10 Years	4.97%
5 Years	3.73
1 Year	1.84

Class R6 Shares
10 Years	4.97%
5 Years	3.74
1 Year	1.86

Effective May 24, 2019, Class A, Class C, Class R, and Class Y shares of the Oppenheimer Portfolio Series: Conservative investor Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R and Class Y shares, respectively, of the Invesco Select Risk: Conservative Investor Fund (the Fund). Returns shown above, prior to May 24, 2019, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C, Class R and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R5 shares incepted on May 24, 2019. Performance shown prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on May 24, 2019. Performance shown prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/

performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                             Invesco Select Risk: Conservative Investor Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                             Invesco Select Risk: Conservative Investor Fund

Schedule of Investments

June 30, 2020

(Unaudited)

Invesco Select Risk: Conservative Investor Fund

Schedule of Investments in Affiliated Issuers-99.66%(a)

	% of Net Assets 06/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/20	Value 06/30/20
Alternative Funds-6.80%
Invesco Oppenheimer Fundamental Alternatives Fund, Class R6	2.18%	$11,963,976	$–	$–	$(419,701)	$–	$–	432,694	$11,544,275
Invesco Oppenheimer Master Event-Linked Bond Fund, Class R6	3.96%	20,575,398	637,843	(1,048,143)	741,760	–	630,786	1,322,918	20,906,858
Invesco Oppenheimer SteelPath MLP Select 40 Fund, Class R6	0.66%	5,598,941	286,898	(439,810)	(1,961,403)	–	(116,533)	854,075	3,484,626
Total Alternative Funds		38,138,315	924,741	(1,487,953)	(1,639,344)	–	514,253		35,935,759
Domestic Equity Funds-6.27%
Invesco Oppenheimer Discovery Mid Cap Growth Fund, Class R6(b)	1.12%	6,595,987	–	(1,244,268)	414,234	156,921	–	207,021	5,922,874
Invesco Oppenheimer Main Street Small Cap Fund, Class R6(b)	1.05%	6,201,919	–	–	(666,029)	–	–	391,783	5,535,890
Invesco Oppenheimer Value Fund, Class R6	1.31%	8,756,756	63,535	–	(1,892,593)	–	63,541	299,123	6,927,698
Invesco Russell 1000 Dynamic Multifactor ETF	2.79%	16,575,948	–	–	(1,851,674)	–	108,511	495,100	14,724,274
Total Domestic Equity Funds		38,130,610	63,535	(1,244,268)	(3,996,062)	156,921	172,052		33,110,736
Fixed Income Funds-69.55%
Invesco Income Fund, Class R6	4.15%	–	20,702,587	–	1,231,562	–	191,483	3,003,896	21,934,149
Invesco Oppenheimer International Bond Fund, Class R6	25.10%	137,632,226	2,755,177	(1,129,853)	(6,659,499)	–	1,603,909	25,208,755	132,598,051
Invesco Oppenheimer Limited-Term Government Fund	–	34,081,166	–	(35,751,693)	1,893,086	(222,559)	361,443	–	–
Invesco Oppenheimer Master Inflation Protected Securities Fund	–	19,523,506	102,773	(22,496,897)	535,485	2,335,133	115,130	–	–
Invesco Oppenheimer Master Loan Fund, Class R6	9.42%	56,299,470	1,355,634	(6,864,060)	(1,002,387)	–	1,355,558	3,363,212	49,788,657
Invesco Oppenheimer Total Return Bond Fund, Class R6	24.91%	139,342,843	1,804,632	(6,812,360)	(2,740,538)	(28,741)	1,833,768	17,875,793	131,565,836
Invesco Quality Income Fund, Class R6	5.97%	–	32,322,209	–	(808,252)	–	158,974	2,648,193	31,513,957
Total Fixed Income Funds		386,879,211	59,043,012	(73,054,863)	(7,550,543)	2,083,833	5,620,265		367,400,650
Foreign Equity Funds-14.25%
Invesco Global Infrastructure Fund, Class R6	1.37%	–	8,682,127	(1,489,753)	87,832	(45,410)	31,233	681,885	7,234,796
Invesco Oppenheimer Developing Markets Fund, Class R6	1.45%	8,369,878	–	–	(728,853)	–	–	183,590	7,641,025
Invesco Oppenheimer Emerging Markets Innovators Fund, Class R6(b)	0.59%	3,203,799	–	–	(70,818)	–	–	283,271	3,132,981
Invesco Oppenheimer Global Fund, Class R6	6.26%	33,647,576	–	–	(566,147)	–	–	349,476	33,081,429
Invesco Oppenheimer Global Infrastructure Fund	–	10,641,760	–	(8,650,893)	(1,390,427)	(600,440)	–	–	–
Invesco Oppenheimer International Equity Fund, Class R6	1.67%	9,408,543	–	(18)	(594,543)	–	–	433,973	8,813,982
Invesco Oppenheimer International Growth Fund, Class R6	1.74%	9,522,564	–	–	(322,864)	–	–	215,248	9,199,700
Invesco Oppenheimer International Small-Mid Company Fund, Class R6	1.17%	6,291,926	–	–	(114,208)	–	–	131,273	6,177,718
Total Foreign Equity Funds		81,086,046	8,682,127	(10,140,664)	(3,700,028)	(645,850)	31,233		75,281,631
Real Estate Funds-1.45%
Invesco Oppenheimer Real Estate Fund, Class Y	–	10,804,434	255,614	(8,688,887)	(561,705)	(1,809,456)	255,614	–	–
Invesco Real Estate Fund, Class R6	1.45%	–	8,725,935	(1,359,178)	326,008	(54,198)	37,053	437,991	7,638,567
Total Real Estate Funds		10,804,434	8,981,549	(10,048,065)	(235,697)	(1,863,654)	292,667		7,638,567

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                             Invesco Select Risk: Conservative Investor Fund

	% of Net Assets 06/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/20	Value 06/30/20
Money Market Funds-1.34%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(c)	0.40%	$6,068,698	$15,941,484	$(19,895,641)	$–	$–	$21,959	2,114,541	$2,114,541
Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(c)	0.48%	–	4,745,260	(2,208,210)	1,058	88	2,530	2,536,420	2,538,196
Invesco Treasury Portfolio, Institutional Class, 0.08%(c)	0.46%	–	5,949,754	(3,533,136)	–	–	497	2,416,619	2,416,618
Total Money Market Funds		6,068,698	26,636,498	(25,636,987)	1,058	88	24,986		7,069,355
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $516,421,488)	99.66%	$561,107,314	$104,331,462	$(121,612,800)	$(17,120,616)	$(268,662)	$6,655,456		$526,436,698
OTHER ASSETS LESS LIABILITIES	0.34%								1,776,077
NET ASSETS	100.00%								$528,212,775

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from June 30, 2020.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

Portfolio Composition*

By fund type, based on total investments

as of June 30, 2020

Fixed Income Funds	69.79%
Equity Funds	20.59
Alternative Funds	8.28
Money Market Funds	1.34

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	5	September-2020	$772,550	$7,015	$7,015
Interest Rate Risk
Canada 10 Year Bonds	45	September-2020	5,098,630	(11,672)	(11,672)
Euro OAT	59	September-2020	11,112,927	172,238	172,238
Euro-BTP	54	September-2020	8,729,052	141,861	141,861
Euro-BUND	32	September-2020	6,346,245	106,007	106,007
Japanese Bonds, 10 yr.	29	September-2020	40,810,836	(5,484)	(5,484)
Long Gilt	72	September-2020	12,279,586	42,712	42,712
Subtotal				445,662	445,662
Total Futures Contracts				$452,677	$452,677

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Select Risk: Conservative Investor Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $516,421,488)	$526,436,698

Other investments:
Variation margin receivable – futures contracts	130,573

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	1,341,466

Cash	128,717

Foreign currencies, at value (Cost $0)	10,590

Receivable for:
Fund shares sold	530,220

Dividends - affiliated underlying funds	1,306,542

Investment for trustee deferred compensation and retirement plans	23,463

Other assets	98,918

Total assets	530,007,187

Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	1,097,936

Fund shares reacquired	306,497

Accrued fees to affiliates	329,135

Accrued trustees’ and officers’ fees and benefits	10,617

Accrued other operating expenses	26,764

Trustee deferred compensation and retirement plans	23,463

Total liabilities	1,794,412

Net assets applicable to shares outstanding	$528,212,775

Net assets consist of:
Shares of beneficial interest	$545,373,201

Distributable earnings (loss)	(17,160,426)

$528,212,775

Net Assets:
Class A	$392,937,314

Class C	$79,815,227

Class R	$47,530,978

Class Y	$7,909,615

Class R5	$9,820

Class R6	$9,821

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	42,157,039

Class C	8,691,292

Class R	5,117,963

Class Y	844,292

Class R5	1,053

Class R6	1,053

Class A:
Net asset value per share	$9.32

Maximum offering price per share (Net asset value of $9.32 ÷ 94.50%)	$9.86

Class C:
Net asset value and offering price per share	$9.18

Class R:
Net asset value and offering price per share	$9.29

Class Y:
Net asset value and offering price per share	$9.37

Class R5:
Net asset value and offering price per share	$9.33

Class R6:
Net asset value and offering price per share	$9.33

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                             Invesco Select Risk: Conservative Investor Fund

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Dividends from affiliated underlying funds	$6,655,456

Interest	4,675

Total investment income	6,660,131

Expenses:
Custodian fees	1,242

Distribution fees:
Class A	458,614

Class C	408,543

Class R	117,524

Transfer agent fees – A, C, R and Y	371,072

Transfer agent fees – R5	5

Transfer agent fees – R6	3

Trustees’ and officers’ fees and benefits	9,069

Registration and filing fees	62,179

Reports to shareholders	21,637

Professional services fees	15,656

Taxes	19,516

Other	(13,919)

Total expenses	1,471,141

Less: Expenses reimbursed and/or expense offset arrangement(s)	(263,968)

Net expenses	1,207,173

Net investment income	5,452,958

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Affiliated underlying fund shares	(268,662)

Foreign currencies	2

Futures contracts	821,345

552,685

Change in net unrealized appreciation (depreciation) of:
Affiliated underlying fund shares	(17,120,616)

Foreign currencies	(25,488)

Futures contracts	970,760

(16,175,344)

Net realized and unrealized gain (loss)	(15,622,659)

Net increase (decrease) in net assets resulting from operations	$(10,169,701)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                             Invesco Select Risk: Conservative Investor Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020, period ended December 31, 2019, and the year ended January 31, 2019

(Unaudited)

	Six Months Ended	Eleven Months Ended	Year Ended
	June 30, 2020	December 31, 2019	January 31, 2019
Operations:
Net investment income	$5,452,958	$11,595,015	$12,856,824

Net realized gain	552,685	1,225,105	33,129,939

Change in net unrealized appreciation (depreciation)	(16,175,344)	31,197,520	(57,070,786)

Net increase (decrease) in net assets resulting from operations	(10,169,701)	44,017,640	(11,084,023)

Distributions to shareholders from distributable earnings:
Class A	–	(25,456,508)	(8,685,727)

Class C	–	(4,845,071)	(1,802,991)

Class R	–	(2,864,623)	(845,052)

Class Y	–	(519,048)	(156,417)

Class R5	–	(678)	–

Class R6	–	(681)	–

Total distributions from distributable earnings	–	(33,686,609)	(11,490,187)

Share transactions-net:
Class A	(15,252,561)	12,511,148	(33,682,311)

Class B(1)	–	–	(1,830,823)

Class C	(7,175,557)	(39,499,854)	(8,930,783)

Class R	(432,465)	4,186,436	52,916

Class Y	(166,953)	1,442,905	687,591

Class R5	–	10,000	–

Class R6	–	10,000	–

Net increase (decrease) in net assets resulting from share transactions	(23,027,536)	(21,339,365)	(43,703,410)

Net increase (decrease) in net assets	(33,197,237)	(11,008,334)	(66,277,620)

Net assets:
Beginning of period	561,410,012	572,418,346	638,695,966

End of period	$528,212,775	$561,410,012	$572,418,346

(1)	Effective June 1, 2018, all Class B shares converted to Class A shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                             Invesco Select Risk: Conservative Investor Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)		Ratio of net investment income to average net assets		Portfolio turnover (e)
Class A
Six months ended 06/30/20	$9.46	$0.10	$(0.24)	$(0.14)	$–	$–	$–	$9.32	(1.48)%	$392,937	0.33	%(f)	0.42	%(f)	2.22	%(f)	9%
Eleven months ended 12/31/19	9.31	0.21	0.56	0.77	(0.33)	(0.29)	(0.62)	9.46	8.26	415,244	0.43	(g)	0.53	(g)	2.39	(g)	6
Year ended 01/31/19	9.67	0.22	(0.37)	(0.15)	(0.21)	–	(0.21)	9.31	(1.49)	396,318	0.42		0.52		2.35		45
Year ended 01/31/18	9.02	0.17	0.69	0.86	(0.21)	–	(0.21)	9.67	9.53	445,732	0.42		0.53		1.82		7
Year ended 01/31/17	8.54	0.20	0.47	0.67	(0.19)	–	(0.19)	9.02	7.92	428,722	0.44		0.54		2.22		9
Year ended 01/31/16(h)	9.07	0.15	(0.48)	(0.33)	(0.20)	–	(0.20)	8.54	(3.68)	381,636	0.44		0.54		1.70		10
Year ended 01/31/15(h)	8.74	0.17	0.31	0.48	(0.15)	–	(0.15)	9.07	5.54	377,253	0.43		0.53		1.84		14
Class C
Six months ended 06/30/20	9.35	0.07	(0.24)	(0.17)	–	–	–	9.18	(1.82)	79,815	1.08	(f)	1.18	(f)	1.47	(f)	9
Eleven months ended 12/31/19	9.20	0.14	0.55	0.69	(0.25)	(0.29)	(0.54)	9.35	7.48	88,939	1.19	(g)	1.29	(g)	1.63	(g)	6
Year ended 01/31/19	9.56	0.15	(0.38)	(0.23)	(0.13)	–	(0.13)	9.20	(2.30)	125,385	1.17		1.27		1.60		45
Year ended 01/31/18	8.92	0.10	0.67	0.77	(0.13)	–	(0.13)	9.56	8.69	139,290	1.17		1.28		1.06		7
Year ended 01/31/17	8.43	0.13	0.48	0.61	(0.12)	–	(0.12)	8.92	7.28	147,359	1.19		1.29		1.47		9
Year ended 01/31/16(h)	8.96	0.08	(0.48)	(0.40)	(0.13)	–	(0.13)	8.43	(4.48)	150,838	1.19		1.29		0.95		10
Year ended 01/31/15(h)	8.63	0.10	0.32	0.42	(0.09)	–	(0.09)	8.96	4.83	163,041	1.18		1.28		1.08		14
Class R
Six months ended 06/30/20	9.44	0.09	(0.24)	(0.15)	–	–	–	9.29	(1.59)	47,531	0.58	(f)	0.68	(f)	1.97	(f)	9
Eleven months ended 12/31/19	9.29	0.19	0.55	0.74	(0.30)	(0.29)	(0.59)	9.44	7.99	49,017	0.68	(g)	0.78	(g)	2.13	(g)	6
Year ended 01/31/19	9.65	0.20	(0.37)	(0.17)	(0.19)	–	(0.19)	9.29	(1.73)	44,044	0.67		0.77		2.10		45
Year ended 01/31/18	9.01	0.15	0.67	0.82	(0.18)	–	(0.18)	9.65	9.18	45,605	0.66		0.77		1.59		7
Year ended 01/31/17	8.53	0.18	0.47	0.65	(0.17)	–	(0.17)	9.01	7.71	42,716	0.69		0.79		1.99		9
Year ended 01/31/16(h)	9.05	0.13	(0.48)	(0.35)	(0.17)	–	(0.17)	8.53	(3.89)	35,442	0.69		0.79		1.44		10
Year ended 01/31/15(h)	8.72	0.14	0.32	0.46	(0.13)	–	(0.13)	9.05	5.28	42,872	0.68		0.78		1.58		14
Class Y
Six months ended 06/30/20	9.49	0.11	(0.23)	(0.12)	–	–	–	9.37	(1.26)	7,910	0.08	(f)	0.18	(f)	2.47	(f)	9
Eleven months ended 12/31/19	9.34	0.23	0.56	0.79	(0.35)	(0.29)	(0.64)	9.49	8.47	8,189	0.19	(g)	0.29	(g)	2.63	(g)	6
Year ended 01/31/19	9.71	0.24	(0.38)	(0.14)	(0.23)	–	(0.23)	9.34	(1.31)	6,671	0.18		0.28		2.59		45
Year ended 01/31/18	9.06	0.20	0.68	0.88	(0.23)	–	(0.23)	9.71	9.78	6,195	0.17		0.28		2.14		7
Year ended 01/31/17	8.57	0.23	0.47	0.70	(0.21)	–	(0.21)	9.06	8.27	5,280	0.19		0.29		2.52		9
Year ended 01/31/16(h)	9.10	0.17	(0.49)	(0.32)	(0.21)	–	(0.21)	8.57	(3.54)	5,078	0.19		0.29		1.93		10
Year ended 01/31/15(h)	8.77	0.20	0.31	0.51	(0.18)	–	(0.18)	9.10	5.85	6,947	0.18		0.28		2.22		14
Class R5
Six months ended 06/30/20	9.45	0.11	(0.23)	(0.12)	–	–	–	9.33	(1.27)	10	0.04	(f)	0.14	(f)	2.51	(f)	9
Eleven months ended 12/31/19	9.50	0.16	0.43	0.59	(0.35)	(0.29)	(0.64)	9.45	6.30	10	0.15	(g)	0.25	(g)	2.67	(g)	6
Class R6
Six months ended 06/30/20	9.45	0.11	(0.23)	(0.12)	–	–	–	9.33	(1.27)	10	0.00	(f)(i)	0.10	(f)	2.55	(f)	9
Eleven months ended 12/31/19	9.50	0.16	0.44	0.60	(0.36)	(0.29)	(0.65)	9.45	6.31	10	0.07	(g)	0.17	(g)	2.75	(g)	6

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.53% for the six months ended June 30, 2020.

(d)

Does not include indirect expenses from affiliated fund fees and expenses of 0.46%, 0.48%, 0.53%, 0.54%, 0.53% and 0.53% for the eleven months ended December 31, 2019, and for the years ended January 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $388,216, $82,158, $47,268, $7,733, $10 and $10 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(g)	Annualized.
(h)	The last business day of the reporting period was January 29, 2016 and January 30, 2015, respectively.
(i)	Amount represents less than 0.005%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                             Invesco Select Risk: Conservative Investor Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Select Risk: Conservative Investor Fund, formerly Invesco Oppenheimer Portfolio Series Conservative Investor Fund, (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

12                             Invesco Select Risk: Conservative Investor Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

I.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

13                             Invesco Select Risk: Conservative Investor Fund

J.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

L.

Collateral –To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (including estimated Acquired Fund Fees and Expenses of 0.53% and excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.50%, 1.25%, 0.75%, 0.25%, 0.20% and 0.15%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended June 30, 2020, the Adviser reimbursed Fund expenses of $261,261.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2020, IDI advised the Fund that IDI retained $27,577 in front-end sales commissions from the sale of Class A shares and $132 and $840 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

14                             Invesco Select Risk: Conservative Investor Fund

Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Affiliated Issuers	$519,367,343	$–	$–	$519,367,343

Money Market Funds	7,069,355	–	–	7,069,355

Total Investments in Securities	526,436,698	–	–	526,436,698

Other Investments - Assets*

Futures Contracts	469,833	–	–	469,833

Other Investments - Liabilities*

Futures Contracts	(17,156)	–	–	(17,156)

Total Other Investments	452,677	–	–	452,677

Total Investments	$526,889,375	$–	$–	$526,889,375

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2020:

	Value
Derivative Assets	Equity Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$7,015	$462,818	$469,833

Derivatives not subject to master netting agreements	(7,015)	(462,818)	(469,833)

Total Derivative Assets subject to master netting agreements	$-	$-	$-

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

	Value
Derivative Liabilities	Equity Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$-	$(17,156)	$(17,156)

Derivatives not subject to master netting agreements	-	17,156	17,156

Total Derivative Liabilities subject to master netting agreements	$-	$-	$-

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Equity Risk	Interest Rate Risk	Total

Realized Gain:
Futures contracts	$627	$820,718	$821,345

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(1,237)	971,997	970,760

Total	$(610)	$1,792,715	$1,792,105

15                             Invesco Select Risk: Conservative Investor Fund

The table below summarizes the average notional value of derivatives held during the period.

Futures Contracts

Average notional value	$84,864,173

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,707.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $45,714,559 and $62,529,830, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$–

Aggregate unrealized (depreciation) of investments	(21,900,349)

Net unrealized appreciation (depreciation) of investments	$(21,900,349)

Cost of investments for tax purposes is $548,789,723.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended June 30, 2020		Eleven Months Ended December 31, 2019		Year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	2,935,155	$26,508,005	4,620,623	$44,774,281	3,948,210	$37,032,236

Class B(a)	-	-	-	-	1,000	9,621

Class C	1,048,589	9,282,963	1,584,516	15,070,820	2,105,838	19,435,041

Class R	873,690	7,966,835	1,239,073	11,865,408	1,320,170	12,350,680

Class Y	137,125	1,221,159	337,426	3,291,284	327,615	3,083,657

Class R5(b)	-	-	1,053	10,000	-	-

Class R6(b)	-	-	1,053	10,000	-	-

Issued as reinvestment of dividends:
Class A	(173)	(1,625)	2,674,813	25,169,990	953,425	8,514,084

Class C	342	3,181	514,911	4,793,825	202,257	1,787,955

Class R	124	1,166	295,194	2,771,869	90,471	806,093

Class Y	-	-	54,483	514,865	17,368	155,620

16                             Invesco Select Risk: Conservative Investor Fund

	Summary of Share Activity

	Six months ended June 30, 2020		Eleven Months Ended December 31, 2019		Year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount

Automatic conversion of Class C shares to Class A shares:
Class A	303,956	$2,732,993	2,379,107	$23,175,312	-	$-

Class C	(307,967)	(2,732,993)	(2,414,321)	(23,175,312)	-	-

Reacquired:
Class A	(4,993,292)	(44,491,934)	(8,332,966)	(80,608,435)	(8,422,920)	(79,228,631)

Class B(a)	-	-	-	-	(191,749)	(1,840,444)

Class C	(1,559,674)	(13,728,708)	(3,800,672)	(36,189,187)	(3,258,602)	(30,153,779)

Class R	(950,683)	(8,400,466)	(1,081,750)	(10,450,841)	(1,394,615)	(13,103,857)

Class Y	(155,490)	(1,388,112)	(243,174)	(2,363,244)	(269,068)	(2,551,686)

Net increase (decrease) in share activity	(2,668,298)	$(23,027,536)	(3,512,208)	$(33,850,513)	(858,566)	$(8,190,276)

(a)	All outstanding Class B shares converted to Class A shares on June 1, 2018.
(b)	Commencement date after the close of business on May 24, 2019.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

17                             Invesco Select Risk: Conservative Investor Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(01/01/20)	(06/30/20)[1]	Period[2]	(06/30/20)	Period[2]	Ratio
Class A	$1,000.00	$985.20	$1.63	$1,023.22	$1.66	0.33%
Class C	1,000.00	981.80	5.32	1,019.49	5.42	1.08
Class R	1,000.00	984.10	2.86	1,021.98	2.92	0.58
Class Y	1,000.00	987.40	0.40	1,024.47	0.40	0.08
Class R5	1,000.00	987.30	0.20	1,024.66	0.20	0.04
Class R6	1,000.00	987.30	0.00	1,024.86	0.00	0.00

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

18                             Invesco Select Risk: Conservative Investor Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Select Risk: Conservative Investor Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC, Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.

As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Oppenheimer Portfolio Series Conservative Investor Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Board considered that the Fund was created in connection with the Transaction and that the Fund’s performance prior to the closing of the Transaction after the close of business on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative

19                             Invesco Select Risk: Conservative Investor Fund

information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated exchange traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.

20                             Invesco Select Risk: Conservative Investor Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526	Invesco Distributors, Inc.	O-OPSCI-SAR-1

Semiannual Report to Shareholders	June 30, 2020

Invesco Select Risk: Growth Investor Fund
Effective May 15, 2020, Invesco Growth Allocation Fund was renamed Invesco Select Risk: Growth Investor Fund.
Nasdaq: A: AADAX ⬛ C: AADCX ⬛ R: AADRX ⬛ S: AADSX ⬛ Y: AADYX ⬛ R5: AADIX ⬛ R6: AAESX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Contracts

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Andrew Schlossberg

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.

2	Invesco Select Risk: Growth Investor Fund

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-7.92%
Class C Shares	-8.25
Class R Shares	-8.00
Class S Shares	-7.86
Class Y Shares	-7.82
Class R5 Shares	-7.76
Class R6 Shares	-7.76
Bloomberg Barclays Global Aggregate Bond Index, Hedged▼ (Broad Market Index)*	3.90
MSCI All Country World Index▼ (Broad Market Index)*	-6.25
S&P 500 Index▼ (Former Broad Market Index)*	-3.08
Custom Invesco Select Risk: Growth Investor Index∎ (Style-Specific Index)	-4.02
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

*The Fund has changed its broad market benchmark from the S&P 500 Index to the Bloomberg Barclays Global Aggregate Bond Index, Hedged and the MSCI All Country World Index, which it believes are more appropriate measures of the Fund’s performance.

The Bloomberg Barclays Global Aggregate Bond Index, Hedged tracks fixed-income performance of regions around the world while hedging the currency back to the US dollar.

  The MSCI All Country World Index (Net) is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The S&P 500® Index is an unmanaged index considered representative of the US stock market.

  The Custom Invesco Select Risk: Growth Investor Index, created by Invesco to serve as a benchmark for the Fund, is composed of the following indexes: 80% MSCI All Country World Index and 20% Bloomberg Barclays Global Aggregate Bond Index, Hedged. The composition of the index may change based on the Fund’s target asset allocation.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3	Invesco Select Risk: Growth Investor Fund

Average Annual Total Returns
As of 6/30/20, including maximum applicable sales charges

Class A Shares

Inception (4/30/04)	4.94%

10 Years	6.58

5 Years	2.85

1 Year	-7.87

Class C Shares

Inception (4/30/04)	4.83%

10 Years	6.38

5 Years	3.24

1 Year	-4.14

Class R Shares

Inception (4/30/04)	5.05%

10 Years	6.92

5 Years	3.76

1 Year	-2.78

Class S Shares

Inception (9/25/09)	6.77%

10 Years	7.30

5 Years	4.12

1 Year	-2.43

Class Y Shares

Inception (10/3/08)	6.52%

10 Years	7.45

5 Years	4.28

1 Year	-2.35

Class R5 Shares

Inception (4/30/04)	5.66%

10 Years	7.55

5 Years	4.39

1 Year	-2.24

Class R6 Shares

10 Years	7.30%

5 Years	4.25

1 Year	-2.24

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC)

for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4	Invesco Select Risk: Growth Investor Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5	Invesco Select Risk: Growth Investor Fund

Schedule of Investments

June 30, 2020

(Unaudited)

Invesco Select Risk: Growth Investor Fund

Schedule of Investments in Affiliated Issuers–100.11%(a)

	% of Net Assets 06/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/20	Value 06/30/20
Alternative Funds–7.02%
Invesco Balanced-Risk Allocation Fund, Class R6	4.18%	$44,531,147	$2,433,527	$(5,821,675)	$(1,524,062)	$(1,213,710)	$-	3,791,237	$38,405,227
Invesco Global Real Estate Income Fund, Class R6	2.84%	29,392,143	2,154,913	(361,699)	(5,047,149)	(6,598)	432,290	3,433,851	26,131,610
Total Alternative Funds		73,923,290	4,588,440	(6,183,374)	(6,571,211)	(1,220,308)	432,290		64,536,837
Domestic Equity Funds–59.38%
Invesco All Cap Market Neutral Fund, Class R6(b)	3.00%	34,691,965	5,896,229	(9,715,525)	1,880,648	(5,140,267)	-	4,314,539	27,613,050
Invesco American Franchise Fund, Class R6(b)	6.15%	59,270,243	-	(8,234,271)	4,517,023	1,017,052	-	2,211,495	56,570,047
Invesco Comstock Fund, Class R6	7.24%	72,071,283	7,582,238	(315,195)	(12,817,076)	6,567	768,725	3,387,364	66,527,817
Invesco Diversified Dividend Fund, Class R6	9.29%	97,538,324	3,801,335	(1,122,889)	(14,885,881)	17,669	1,273,896	4,907,910	85,348,558
Invesco Equally-Weighted S&P 500 Fund, Class R6	9.91%	95,107,675	5,886,086	(2,476,822)	(7,497,250)	96,748	-	1,588,225	91,116,437
Invesco Long/Short Equity Fund, Class R6(b)	2.44%	29,680,129	1,227,223	(1,933,114)	(5,199,267)	(1,381,848)	-	3,461,070	22,393,123
Invesco S&P 500® Pure Growth ETF	10.61%	102,255,804	4,506,610	(13,028,033)	3,374,695	410,101	337,930	753,102	97,519,177
Invesco S&P MidCap Low Volatility ETF	2.80%	29,747,137	2,320,598	-	(6,305,747)	-	380,067	622,571	25,761,988
Invesco S&P SmallCap Low Volatility ETF	3.04%	30,120,349	6,750,610	-	(8,941,199)	-	409,372	824,860	27,929,760
Invesco Small Cap Equity Fund, Class R6(b)	2.53%	23,089,336	2,130,488	(1,441,438)	(383,217)	(137,951)	-	1,746,037	23,257,218
Invesco Small Cap Value Fund, Class R6(b)	2.37%	22,998,694	4,832,978	(3,410,919)	(2,041,962)	(628,061)	-	1,911,312	21,750,730
Total Domestic Equity Funds		596,570,939	44,934,395	(41,678,206)	(48,299,233)	(5,739,990)	3,169,990		545,787,905
Fixed Income Funds–9.85%
Invesco Core Plus Bond Fund, Class R6	4.05%	45,041,301	1,305,621	(10,005,588)	1,219,890	(338,201)	250,050	3,262,316	37,223,023
Invesco Quality Income Fund, Class R5	1.93%	21,427,655	2,666,093	(6,545,976)	573,435	(390,423)	399,584	1,488,731	17,730,784
Invesco Short Term Bond Fund, Class R6	2.41%	26,207,641	3,426,117	(7,077,699)	(22,574)	(355,183)	341,807	2,581,874	22,178,302
Invesco Taxable Municipal Bond ETF(c)	1.46%	13,649,802	1,501,211	(2,109,962)	475,991	(102,235)	239,137	407,621	13,414,807
Total Fixed Income Funds		106,326,399	8,899,042	(25,739,225)	2,246,742	(1,186,042)	1,230,578		90,546,916
Foreign Equity Funds–23.45%
Invesco Developing Markets Fund, Class R6	1.57%	15,368,628	715,033	(357,763)	(1,349,917)	69,253	-	416,529	14,445,234
Invesco International Growth Fund, Class R6	6.37%	63,843,899	527,953	(776,188)	(5,056,563)	16,659	-	1,943,437	58,555,760
Invesco International Select Equity Fund, Class R6	6.14%	61,771,969	-	(2,585,713)	(2,365,126)	(437,382)	-	4,827,376	56,383,748
Invesco Low Volatility Emerging Markets Fund, Class R6	2.02%	20,280,542	853,544	-	(2,531,749)	-	-	3,369,988	18,602,337
Invesco RAFI™ Strategic Developed ex-US ETF	7.35%	73,588,284	4,785,288	-	(10,850,088)	-	886,929	3,100,864	67,523,484
Total Foreign Equity Funds		234,853,322	6,881,818	(3,719,664)	(22,153,443)	(351,470)	886,929		215,510,563

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund (continued)

Schedule of Investments in Affiliated Issuers–100.11%(a)

	% of Net Assets 06/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/20	Value 06/30/20
Money Market Funds–0.41%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(d)	0.10%	$2,138,666	$9,558,271	$(10,792,272)	$-	$-	$4,549	904,665	$904,665
Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(d)	0.20%	1,579,905	10,442,062	(10,160,592)	1,262	1,913	8,426	1,863,246	1,864,550
Invesco Treasury Portfolio, Institutional Class, 0.08%(d)	0.11%	2,444,190	10,923,738	(12,334,026)	-	-	5,075	1,033,902	1,033,902
Total Money Market Funds		6,162,761	30,924,071	(33,286,890)	1,262	1,913	18,050		3,803,117
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $854,877,053)	100.11%	1,017,836,711	96,227,766	(110,607,359)	(74,775,883)	(8,495,897)	5,737,837		920,185,338
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.07%
Invesco Liquid Assets Portfolio, Institutional Class	-	-	10,046,318	(10,047,147)	-	829	1,876	-	-
Invesco Government & Agency Portfolio, Institutional Class	-	-	43,492,110	(43,492,110)	-	-	3,722	-	-
Invesco Private Government Fund, 0.05%(d)(e)	0.05%	-	25,801,502	(25,298,953)	-	-	178	502,549	502,549
Invesco Private Prime Fund, 0.11%(d)(e)	0.02%	-	3,467,793	(3,300,542)	-	265	48	167,483	167,516
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $670,065)	0.07%	-	82,807,723	(82,138,752)	-	1,094	5,824		670,065
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $855,547,118)	100.18%	$1,017,836,711	$179,035,489	$(192,746,111)	$(74,775,883)	$(8,494,803)	$5,743,661		$920,855,403
OTHER ASSETS LESS LIABILITIES	(0.18)%								(1,643,711)
NET ASSETS	100.00%								$919,211,692

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes	to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from June 30, 2020.
(c)	All or a portion of this security was out on loan at June 30, 2020.
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Select Risk: Growth Investor Fund

Portfolio Composition*

By fund type, based on total investments

as of June 30, 2020

Equity Funds	82.68%
Fixed Income Funds	9.83
Alternative Funds	7.01
Money Market Funds	0.48

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Select Risk: Growth Investor Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $855,547,118)*	$920,855,403
Receivable for: Dividends - affiliated underlying funds	212,797
Fund shares sold	309,851
Investment for trustee deferred compensation and retirement plans	197,612
Other assets	84,247
Total assets	921,659,910

Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	199,502
Fund shares reacquired	568,103
Collateral upon return of securities loaned	670,065
Accrued fees to affiliates	624,948
Accrued trustees’ and officers’ fees and benefits	4,463
Accrued other operating expenses	166,970
Trustee deferred compensation and retirement plans	214,167
Total liabilities	2,448,218
Net assets applicable to shares outstanding	$919,211,692
Net assets consist of:
Shares of beneficial interest	$831,100,455
Distributable earnings	88,111,237
$919,211,692

Net Assets:
Class A	$807,632,140
Class C	$63,160,963
Class R	$19,238,078
Class S	$20,006,015
Class Y	$8,680,898
Class R5	$33,147
Class R6	$460,451

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	55,554,812
Class C	4,401,976
Class R	1,327,938
Class S	1,377,267
Class Y	598,125
Class R5	2,267
Class R6	31,505
Class A: Net asset value per share	$14.54
Maximum offering price per share (Net asset value of $14.54 ÷ 94.50%)	$15.39
Class C: Net asset value and offering price per share	$14.35
Class R: Net asset value and offering price per share	$14.49
Class S: Net asset value and offering price per share	$14.53
Class Y: Net asset value and offering price per share	$14.51
Class R5: Net asset value and offering price per share	$14.62
Class R6: Net asset value and offering price per share	$14.62

*	At June 30, 2020, securities with an aggregate value of $648,918 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Select Risk: Growth Investor Fund

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Dividends from affiliated underlying funds (includes securities lending income of $5,824)	$5,743,661

Expenses:
Administrative services fees	70,064

Custodian fees	1,945

Distribution fees:
Class A	992,883

Class C	321,342

Class R	46,989

Class S	14,879

Transfer agent fees – A, C, R, S and Y	818,350

Transfer agent fees – R5	15

Transfer agent fees – R6	12

Trustees’ and officers’ fees and benefits	12,450

Registration and filing fees	50,319

Reports to shareholders	48,427

Professional services fees	19,688

Other	11,226

Total expenses	2,408,589

Less: Expense offset arrangement(s)	(4,322)

Net expenses	2,404,267

Net investment income	3,339,394

Realized and unrealized gain (loss) from:
Net realized gain (loss) from affiliated underlying fund shares	(8,495,068)

Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	(74,775,883)

Net realized and unrealized gain (loss)	(83,270,951)

Net increase (decrease) in net assets resulting from operations	$(79,931,557)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Select Risk: Growth Investor Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30, 2020	December 31, 2019

Operations:
Net investment income	$3,339,394	$16,503,278

Net realized gain (loss)	(8,495,068)	65,524,871

Change in net unrealized appreciation (depreciation)	(74,775,883)	97,968,015

Net increase (decrease) in net assets resulting from operations	(79,931,557)	179,996,164

Distributions to shareholders from distributable earnings:
Class A	-	(79,130,161)

Class C	-	(6,127,673)

Class R	-	(1,777,440)

Class S	-	(2,050,560)

Class Y	-	(941,627)

Class R5	-	(3,119)

Class R6	-	(1,074)

Total distributions from distributable earnings	-	(90,031,654)

Share transactions–net:
Class A	(12,673,867)	75,370,582

Class C	(3,905,558)	(55,723,556)

Class R	198,770	546,071

Class S	(1,029,152)	21,581

Class Y	(687,544)	1,160,206

Class R5	2,789	5,171

Class R6	448,175	-

Net increase (decrease) in net assets resulting from share transactions	(17,646,387)	21,380,055

Net increase (decrease) in net assets	(97,577,944)	111,344,565

Net assets:
Beginning of period	1,016,789,636	905,445,071

End of period	$919,211,692	$1,016,789,636

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Select Risk: Growth Investor Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover(e)
Class A
Six months ended 06/30/20	$15.79	$0.06	$(1.31)	$(1.25)	$ –	$ –	$ –	$14.54	(7.92)%	$807,632	0.48	%(f)	0.48	%(f)	0.79	%(f)	7%
Year ended 12/31/19	14.37	0.28	2.68	2.96	(0.22)	(1.32)	(1.54)	15.79	20.59	889,968	0.49		0.49		1.76		32
Year ended 12/31/18	16.05	0.20	(1.53)	(1.33)	(0.20)	(0.15)	(0.35)	14.37	(8.27)	739,240	0.50		0.50		1.26		16
Year ended 12/31/17	14.12	0.20	2.02	2.22	(0.29)	–	(0.29)	16.05	15.77	844,780	0.55		0.55		1.32		14
Year ended 12/31/16	13.09	0.16	1.03	1.19	(0.16)	–	(0.16)	14.12	9.08	793,403	0.54		0.54		1.21		52
Year ended 12/31/15	13.95	0.16	(0.81)	(0.65)	(0.21)	–	(0.21)	13.09	(4.68)	787,598	0.53		0.53		1.15		15
Class C
Six months ended 06/30/20	15.64	0.00	(1.29)	(1.29)	–	–	–	14.35	(8.25)	63,161	1.23	(f)	1.23	(f)	0.04	(f)	7
Year ended 12/31/19	14.26	0.16	2.64	2.80	(0.10)	(1.32)	(1.42)	15.64	19.64	73,066	1.24		1.24		1.01		32
Year ended 12/31/18	15.91	0.08	(1.51)	(1.43)	(0.07)	(0.15)	(0.22)	14.26	(8.95)	118,925	1.25		1.25		0.51		16
Year ended 12/31/17	14.00	0.09	1.99	2.08	(0.17)	–	(0.17)	15.91	14.86	147,229	1.30		1.30		0.57		14
Year ended 12/31/16	12.97	0.06	1.02	1.08	(0.05)	–	(0.05)	14.00	8.30	144,077	1.29		1.29		0.46		52
Year ended 12/31/15	13.81	0.06	(0.80)	(0.74)	(0.10)	–	(0.10)	12.97	(5.40)	149,087	1.28		1.28		0.40		15
Class R
Six months ended 06/30/20	15.75	0.04	(1.30)	(1.26)	–	–	–	14.49	(8.00)	19,238	0.73	(f)	0.73	(f)	0.54	(f)	7
Year ended 12/31/19	14.34	0.24	2.66	2.90	(0.17)	(1.32)	(1.49)	15.75	20.26	20,690	0.74		0.74		1.51		32
Year ended 12/31/18	16.01	0.16	(1.52)	(1.36)	(0.16)	(0.15)	(0.31)	14.34	(8.49)	18,275	0.75		0.75		1.01		16
Year ended 12/31/17	14.09	0.16	2.01	2.17	(0.25)	–	(0.25)	16.01	15.43	21,598	0.80		0.80		1.07		14
Year ended 12/31/16	13.06	0.13	1.02	1.15	(0.12)	–	(0.12)	14.09	8.82	22,386	0.79		0.79		0.96		52
Year ended 12/31/15	13.91	0.12	(0.80)	(0.68)	(0.17)	–	(0.17)	13.06	(4.89)	24,382	0.78		0.78		0.90		15
Class S
Six months ended 06/30/20	15.77	0.06	(1.30)	(1.24)	–	–	–	14.53	(7.86)	20,006	0.38	(f)	0.38	(f)	0.89	(f)	7
Year ended 12/31/19	14.35	0.30	2.67	2.97	(0.23)	(1.32)	(1.55)	15.77	20.73	22,788	0.39		0.39		1.86		32
Year ended 12/31/18	16.03	0.22	(1.53)	(1.31)	(0.22)	(0.15)	(0.37)	14.35	(8.17)	20,700	0.40		0.40		1.36		16
Year ended 12/31/17	14.10	0.22	2.02	2.24	(0.31)	–	(0.31)	16.03	15.90	25,358	0.45		0.45		1.42		14
Year ended 12/31/16	13.08	0.18	1.01	1.19	(0.17)	–	(0.17)	14.10	9.12	23,344	0.44		0.44		1.31		52
Year ended 12/31/15	13.93	0.17	(0.80)	(0.63)	(0.22)	–	(0.22)	13.08	(4.51)	23,234	0.43		0.43		1.25		15
Class Y
Six months ended 06/30/20	15.74	0.07	(1.30)	(1.23)	–	–	–	14.51	(7.82)	8,681	0.23	(f)	0.23	(f)	1.04	(f)	7
Year ended 12/31/19	14.33	0.32	2.67	2.99	(0.26)	(1.32)	(1.58)	15.74	20.86	10,233	0.24		0.24		2.01		32
Year ended 12/31/18	16.02	0.24	(1.54)	(1.30)	(0.24)	(0.15)	(0.39)	14.33	(8.08)	8,271	0.25		0.25		1.51		16
Year ended 12/31/17	14.09	0.24	2.02	2.26	(0.33)	–	(0.33)	16.02	16.08	10,561	0.30		0.30		1.57		14
Year ended 12/31/16	13.06	0.20	1.02	1.22	(0.19)	–	(0.19)	14.09	9.38	6,816	0.29		0.29		1.46		52
Year ended 12/31/15	13.92	0.19	(0.81)	(0.62)	(0.24)	–	(0.24)	13.06	(4.43)	5,657	0.28		0.28		1.40		15
Class R5
Six months ended 06/30/20	15.86	0.08	(1.32)	(1.24)	–	–	–	14.62	(7.82)	33	0.15	(f)	0.15	(f)	1.12	(f)	7
Year ended 12/31/19	14.42	0.34	2.69	3.03	(0.27)	(1.32)	(1.59)	15.86	21.05	33	0.15		0.15		2.10		32
Year ended 12/31/18	16.12	0.26	(1.56)	(1.30)	(0.25)	(0.15)	(0.40)	14.42	(8.02)	25	0.16		0.16		1.60		16
Year ended 12/31/17	14.17	0.26	2.04	2.30	(0.35)	–	(0.35)	16.12	16.26	25	0.19		0.19		1.68		14
Year ended 12/31/16	13.14	0.21	1.03	1.24	(0.21)	–	(0.21)	14.17	9.45	12	0.16		0.16		1.59		52
Year ended 12/31/15	14.00	0.22	(0.82)	(0.60)	(0.26)	–	(0.26)	13.14	(4.28)	11	0.16		0.16		1.52		15
Class R6
Six months ended 06/30/20	15.85	0.08	(1.31)	(1.23)	–	–	–	14.62	(7.76)	460	0.15	(f)	0.15	(f)	1.12	(f)	7
Year ended 12/31/19	14.42	0.34	2.68	3.02	(0.27)	(1.32)	(1.59)	15.85	20.98	11	0.15		0.15		2.10		32
Year ended 12/31/18	16.11	0.26	(1.55)	(1.29)	(0.25)	(0.15)	(0.40)	14.42	(7.96)	10	0.16		0.16		1.60		16
Year ended 12/31/17(g)	14.84	0.19	1.43	1.62	(0.35)	–	(0.35)	16.11	10.94	11	0.20	(h)	0.20	(h)	1.67	(h)	14

(a)	Calculated using average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds 0.58%, 0.58%, 0.55%, 0.58%, 0.61%, and 0.69% for the six months ended June 30, 2020 and for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $798,466, $64,600, $18,894, $19,942, $8,993, $31 and $24 for Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares, respectively.

(g)	Commencement date of April 4, 2017.
(h)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Select Risk: Growth Investor Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Select Risk: Growth Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital consistent with a higher level of risk relative to the broad stock market.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”), an affiliate of Invesco. Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

Each Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations - Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds, as a result of having the same investment adviser, are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

13	Invesco Select Risk: Growth Investor Fund

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses - Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Lending - The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the

14	Invesco Select Risk: Growth Investor Fund

“Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2020, IDI advised the Fund that IDI retained $72,158 in front-end sales commissions from the sale of Class A shares and $4,487 and $765 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	-	Prices are determined using quoted prices in an active market for identical assets.
Level 2	-	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	-	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$916,382,221	$–	$–	$916,382,221
Money Market Funds	3,803,117	670,065	–	4,473,182

Total Investments	$920,185,338	$670,065	$–	$920,855,403

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,322.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a

15	Invesco Select Risk: Growth Investor Fund

period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $65,592,412 and $77,216,798, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$100,430,281

Aggregate unrealized (depreciation) of investments	(40,932,470)

Net unrealized appreciation of investments	$59,497,811

Cost of investments for tax purposes is $861,357,592.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended June 30, 2020(a)		Year ended December 31, 2019
	Shares	Amount	Shares	Amount

Sold:
Class A	4,502,419	$62,524,407	5,178,347	$83,577,866

Class C	575,429	7,949,564	796,933	12,605,734

Class R	119,029	1,677,732	193,300	3,093,701

Class S	18,695	261,974	36,271	576,043

Class Y	100,189	1,445,714	228,067	3,665,260

Class R5	197	2,825	215	3,504

Class R6	30,830	448,175	-	-

Issued as reinvestment of dividends:
Class A	-	-	4,862,997	76,689,471

Class C	-	-	384,112	6,003,711

Class R	-	-	112,924	1,777,379

Class S	-	-	130,194	2,050,560

Class Y	-	-	53,818	846,018

Class R5	-	-	110	1,731

Automatic conversion of Class C shares to Class A shares:
Class A	157,989	2,226,245	3,518,470	53,798,632

Class C	(159,809)	(2,226,245)	(3,547,915)	(53,798,632)

16	Invesco Select Risk: Growth Investor Fund

	Summary of Share Activity

	Six months ended June 30, 2020(a)		Year ended December 31, 2019
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(5,470,433)	$(77,424,519)	(8,642,558)	$(138,695,387)

Class C	(684,488)	(9,628,877)	(1,301,818)	(20,534,369)

Class R	(104,389)	(1,478,962)	(267,380)	(4,325,009)

Class S	(86,583)	(1,291,126)	(163,732)	(2,605,022)

Class Y	(152,061)	(2,133,258)	(209,032)	(3,351,072)

Class R5	(2)	(36)	(4)	(64)

Net increase (decrease) in share activity	(1,152,988)	$(17,646,387)	1,363,319	$21,380,055

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

17	Invesco Select Risk: Growth Investor Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value (01/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]
Class A	$1,000.00	$920.80	$2.29	$1,022.48	$2.41	0.48%
Class C	1,000.00	917.50	5.86	1,018.75	6.17	1.23
Class R	1,000.00	920.00	3.48	1,021.23	3.67	0.73
Class S	1,000.00	921.40	1.82	1,022.97	1.91	0.38
Class Y	1,000.00	921.80	1.10	1,023.72	1.16	0.23
Class R5	1,000.00	922.40	0.72	1,024.12	0.75	0.15
Class R6	1,000.00	922.40	0.72	1,024.12	0.75	0.15

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

18	Invesco Select Risk: Growth Investor Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Select Risk: Growth Investor Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Growth Allocation Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted the impact of the performance of certain underlying funds on Fund performance, and noted specifically that the Fund’s allocation to U.S. equities and alternatives through underlying funds detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

19	Invesco Select Risk: Growth Investor Fund

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated and unaffiliated exchange traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.

20	Invesco Select Risk: Growth Investor Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎  Fund reports and prospectuses

∎  Quarterly statements

∎  Daily confirmations

∎  Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526	Invesco Distributors, Inc.	GAL-SAR-1

Semiannual Report to Shareholders	June 30, 2020

Invesco Select Risk: High Growth Investor Fund
Effective May 15, 2020, Invesco Oppenheimer Portfolio Series: Growth Investor Fund was renamed Invesco Select Risk: High Growth Investor Fund.
Nasdaq: A: OAAIX ⬛ C: OCAIX ⬛ R: ONAIX ⬛ Y: OYAIX ⬛ R5: PXQIX ⬛ R6: PXGGX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Contracts

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services

Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Andrew Schlossberg

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.inves-co.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                     Invesco Select Risk: High Growth Investor Fund

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	–8.71%
Class C Shares	–9.04
Class R Shares	–8.84
Class Y Shares	–8.60
Class R5 Shares	–8.60
Class R6 Shares	–8.60
Bloomberg Barclays Global Aggregate Bond Index, Hedged▼ (Broad Market Index)	3.90
MSCI All Country World Index▼ (Broad Market Index)	–6.25
Custom Invesco Select Risk: High Growth Investor Index∎ (Style-Specific Index)	–5.13
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Bloomberg Barclays Global Aggregate Bond Index, Hedged tracks fixed-income performance of regions around the world while hedging the currency back to the US dollar.

    The MSCI All Country World Index (Net) is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for nonresident investors.

    The Custom Invesco Select Risk: High Growth Investor Index, created by Invesco to serve as a benchmark for the Fund, is composed of the following indexes: 90% MSCI All Country World Index and 10% Bloomberg Barclays Global Aggregate Bond Index, Hedged. The composition of the index may change based on the Fund’s target asset allocation.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                     Invesco Select Risk: High Growth Investor Fund

Average Annual Total Returns
As of 6/30/20, including maximum applicable sales charges

Class A Shares
Inception (4/5/05)	5.52%
10 Years	8.01
5 Years	3.29
1 Year	–6.57

Class C Shares
Inception (4/5/05)	5.38%
10 Years	7.82
5 Years	3.69
1 Year	–2.73

Class R Shares
Inception (4/5/05)	5.67%
10 Years	8.36
5 Years	4.21
1 Year	–1.43

Class Y Shares
Inception (4/5/05)	6.27%
10 Years	8.94
5 Years	4.72
1 Year	–0.92

Class R5 Shares
10 Years	8.66%
5 Years	4.53
1 Year	–0.85

Class R6 Shares
10 Years	8.67%
5 Years	4.54
1 Year	–0.85

Effective May 24, 2019, Class A, Class C, Class R, and Class Y shares of the Oppenheimer Portfolio Series: Growth investor Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R and Class Y shares, respectively, of the Invesco Select Risk: High Growth Investor Fund (the Fund). Returns shown above, prior to May 24, 2019, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C, Class R and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on May 24, 2019. Performance shown prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/

performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                     Invesco Select Risk: High Growth Investor Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                     Invesco Select Risk: High Growth Investor Fund

Schedule of Investments

June 30, 2020

(Unaudited)

Invesco Select Risk: High Growth Investor Fund

Schedule of Investments in Affiliated Issuers–100.03%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	06/30/20	12/31/19	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	06/30/20	06/30/20

Alternative Funds–6.79%
Invesco Oppenheimer Fundamental Alternatives Fund, Class R6	1.78%	$16,670,686	$–	$(2,601,599)	$(552,493)	$(19,099)	$–	505,903	$13,497,495

Invesco Oppenheimer Master Event-Linked Bond Fund, Class R6	2.15%	17,036,668	513,806	(999,924)	(269,785)	15,111	508,305	1,031,150	16,295,876

Invesco Oppenheimer SteelPath MLP Select 40 Fund, Class R6	1.34%	16,343,205	837,451	–	(7,009,099)	–	837,451	2,493,029	10,171,557

Invesco Real Estate Fund, Class R6	1.52%	–	13,523,857	(2,365,390)	492,742	(105,983)	56,004	661,997	11,545,226

Total Alternative Funds		50,050,559	14,875,114	(5,966,913)	(7,338,635)	(109,971)	1,401,760		51,510,154

Domestic Equity Funds–34.19%
Invesco Oppenheimer Discovery Mid Cap Growth Fund, Class R6(b)	3.16%	25,358,918	–	(3,371,750)	1,809,060	203,821	–	838,869	24,000,049

Invesco Oppenheimer Main Street Small Cap Fund, Class R6(b)	4.94%	43,772,364	–	(1,768,923)	(4,548,929)	80,837	–	2,656,430	37,535,349

Invesco Oppenheimer Value Fund, Class R6	12.70%	123,482,379	884,118	(1,622,375)	(26,374,411)	23,826	884,118	4,162,070	96,393,537

Invesco Russell 1000 Dynamic Multifactor ETF	13.39%	122,891,253	–	(6,797,616)	(14,262,565)	(222,160)	758,806	3,416,574	101,608,912

Total Domestic Equity Funds		315,504,914	884,118	(13,560,664)	(43,376,845)	86,324	1,642,924		259,537,847

Fixed Income Funds–1.92%
Invesco Oppenheimer Master Loan Fund, Class R6	1.92%	16,461,794	396,384	–	(2,300,125)	–	396,334	983,393	14,558,053

Foreign Equity Funds–56.30%
Invesco Global Infrastructure Fund, Class R6	1.74%	–	14,042,971	(993,172)	160,004	(30,274)	56,897	1,242,180	13,179,529

Invesco Oppenheimer Developing Markets Fund, Class R6	7.89%	70,442,713	–	(4,303,748)	(5,863,446)	(401,123)	–	1,438,597	59,874,396

Invesco Oppenheimer Emerging Markets Innovators Fund, Class R6(b)	5.49%	44,889,665	–	(2,239,769)	(1,312,072)	348,857	–	3,769,139	41,686,681

Invesco Oppenheimer Global Fund, Class R6	16.94%	139,599,639	–	(8,038,295)	(2,647,915)	(305,707)	–	1,358,628	128,607,722

Invesco Oppenheimer Global Infrastructure Fund	–	17,204,747	–	(13,986,075)	(1,877,427)	(1,341,245)	–	–	–

Invesco Oppenheimer International Equity Fund, Class R6	8.30%	70,432,516	–	(2,834,271)	(4,905,053)	336,150	–	3,103,365	63,029,342

Invesco Oppenheimer International Growth Fund, Class R6	8.33%	70,363,694	–	(4,635,807)	(4,245,735)	1,712,088	–	1,478,574	63,194,240

Invesco Oppenheimer International Small-Mid Company Fund, Class R6	7.61%	60,024,874	–	(1,020,822)	(1,077,985)	(169,886)	–	1,227,288	57,756,181

Total Foreign Equity Funds		472,957,848	14,042,971	(38,051,959)	(21,769,629)	148,860	56,897		427,328,091

Real Estate Funds–0.00%
Invesco Oppenheimer Real Estate Fund, Class Y	–	16,746,972	396,204	(13,467,854)	(972,117)	(2,703,205)	396,204	–	–

Money Market Funds–0.83%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(c)	0.21%	1,895,144	23,588,773	(23,903,759)	–	–	3,614	1,580,158	1,580,158

Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(c)	0.38%	–	6,602,856	(3,709,328)	1,590	1,041	4,141	2,894,133	2,896,159

Invesco Treasury Portfolio, Institutional Class, 0.08%(c)	0.24%	–	7,740,820	(5,934,925)	–	–	799	1,805,895	1,805,895

Total Money Market Funds		1,895,144	37,932,449	(33,548,012)	1,590	1,041	8,554		6,282,212

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $617,434,320)	100.03%	$873,617,231	$68,527,240	$(104,595,402)	$(75,755,761)	$(2,576,951)	$3,902,673		$759,216,357

OTHER ASSETS LESS LIABILITIES	(0.03)%								(254,185)

NET ASSETS	100.00%								$758,962,172

Investment Abbreviations:
ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Select Risk: High Growth Investor Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from June 30, 2020.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

Portfolio Composition*

By fund type, based on total investments

as of June 30, 2020

Equity Funds	90.47%

Alternative Funds	6.78

Fixed Income Funds	1.92

Money Market Funds	0.83

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

Open Futures Contracts

					Unrealized
	Number of	Expiration	Notional		Appreciation
Long Futures Contracts	Contracts	Month	Value	Value	(Depreciation)

Equity Risk

E-Mini S&P 500 Index	27	September-2020	$4,171,770	$37,880	$37,880

MSCI Emerging Market Index	6	September-2020	295,710	1,129	1,129

Nikkei 225 Index	1	September-2020	206,251	(4,626)	(4,626)

S&P/TSX 60 Index	1	September-2020	136,785	2,380	2,380

SPI 200 Index	1	September-2020	101,652	999	999

Stoxx Europe 600 Index	28	September-2020	564,514	(4,008)	(4,008)

Total Futures Contracts				$33,754	$33,754

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Select Risk: High Growth Investor Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $617,434,320)	$759,216,357

Other investments:
Variation margin receivable – futures contracts	140,228

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	509,553

Cash	10,000

Receivable for:
Dividends - affiliated underlying funds	121,836

Fund shares sold	234,061

Investment for trustee deferred compensation and retirement plans	32,136

Other assets	126,285

Total assets	760,390,456

Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	125,967

Dividends	6,237

Fund shares reacquired	636,317

Accrued fees to affiliates	545,937

Accrued trustees’ and officers’ fees and benefits	14,479

Accrued other operating expenses	67,211

Trustee deferred compensation and retirement plans	32,136

Total liabilities	1,428,284

Net assets applicable to shares outstanding	$758,962,172

Net assets consist of:
Shares of beneficial interest	$589,708,202

Distributable earnings	169,253,970

$758,962,172

Net Assets:
Class A	$579,149,750

Class C	$106,263,004

Class R	$62,276,602

Class Y	$11,255,389

Class R5	$8,714

Class R6	$8,713

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	40,055,626

Class C	7,600,303

Class R	4,315,389

Class Y	773,054

Class R5	602

Class R6	602

Class A:
Net asset value per share	$14.46

Maximum offering price per share (Net asset value of $14.46 ÷ 94.50%)	$15.30

Class C:
Net asset value and offering price per share	$13.98

Class R:
Net asset value and offering price per share	$14.43

Class Y:
Net asset value and offering price per share	$14.56

Class R5:
Net asset value and offering price per share	$14.48

Class R6:
Net asset value and offering price per share	$14.47

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Select Risk: High Growth Investor Fund

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Dividends from affiliated underlying funds	$3,902,673

Interest	77

Total investment income	3,902,750

Expenses:
Custodian fees	1,537

Distribution fees:
Class A	678,368

Class C	540,991

Class R	149,311

Transfer agent fees – A, C, R and Y	634,125

Transfer agent fees – R5	4

Transfer agent fees – R6	4

Trustees’ and officers’ fees and benefits	9,625

Registration and filing fees	64,048

Reports to shareholders	25,530

Professional services fees	14,990

Other	5,165

Total expenses	2,123,698

Less: Expenses reimbursed and/or expense offset arrangement(s)	(5,417)

Net expenses	2,118,281

Net investment income	1,784,469

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Affiliated underlying fund shares	(2,576,951)

Foreign currencies	22

Futures contracts	(277,478)

(2,854,407)

Change in net unrealized appreciation (depreciation) of:
Affiliated underlying fund shares	(75,755,760)

Foreign currencies	(3,004)

Futures contracts	(15,956)

(75,774,720)

Net realized and unrealized gain (loss)	(78,629,127)

Net increase (decrease) in net assets resulting from operations	$(76,844,658)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Select Risk: High Growth Investor Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020, period ended December 31, 2019, and the year ended January 31, 2019

(Unaudited)

	Six Months Ended	Eleven Months Ended	Year Ended
	June 30, 2020	December 31, 2019	January 31, 2019
Operations:
Net investment income	$1,784,469	$8,217,918	$4,011,259
Net realized gain (loss)	(2,854,407)	98,670,211	108,725,324
Change in net unrealized appreciation (depreciation)	(75,774,720)	24,008,478	(216,478,243)
Net increase (decrease) in net assets resulting from operations	(76,844,658)	130,896,607	(103,741,660)

Distributions to shareholders from distributable earnings:
Class A	–	(105,145,540)	(37,591,204)
Class C	–	(20,148,306)	(10,025,817)
Class R	–	(10,453,509)	(3,476,706)
Class Y	–	(3,518,568)	(1,467,025)
Class R5	–	(1,846)	–
Class R6	–	(1,852)	–
Total distributions from distributable earnings	–	(139,269,621)	(52,560,752)

Share transactions-net:
Class A	(20,811,222)	92,349,253	8,115,281
Class B(1)	–	–	(4,030,402)
Class C	(9,661,750)	(42,992,013)	(10,943,268)
Class R	1,345,949	11,201,132	6,877,354
Class Y	(8,667,174)	313,809	(33,926)
Class R5	–	10,000	–
Class R6	–	10,000	–
Net increase (decrease) in net assets resulting from share transactions	(37,794,197)	60,892,181	(14,961)
Net increase (decrease) in net assets	(114,638,855)	52,519,167	(156,317,373)

Net assets:
Beginning of period	873,601,027	821,081,860	977,399,233
End of period	$758,962,172	$873,601,027	$821,081,860

(1)	Effective June 1, 2018, all Class B shares converted to Class A shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Select Risk: High Growth Investor Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (e)
Class A
Six months ended 06/30/20	$15.84	$0.04	$(1.42)	$(1.38)	$–	$–	$–	$14.46	(8.71)%	$579,150	0.44	%(f)	0.44	%(f)	0.60	%(f)	4%
Eleven months ended 12/31/19	16.13	0.19	2.53	2.72	(0.18)	(2.83)	(3.01)	15.84	16.94	657,555	0.46	(g)	0.46	(g)	1.21	(g)	31
Year ended 01/31/19	19.46	0.11	(2.31)	(2.20)	(0.18)	(0.95)	(1.13)	16.13	(10.71)	574,046	0.45		0.45		0.62		38
Year ended 01/31/18	15.59	0.07	4.24	4.31	(0.27)	(0.17)	(0.44)	19.46	27.83	674,845	0.46		0.47		0.42		8
Year ended 01/31/17	13.99	0.14	1.74	1.88	(0.16)	(0.12)	(0.28)	15.59	13.52	537,926	0.48		0.48		0.93		6
Year ended 01/31/16(h)	14.87	0.07	(0.76)	(0.69)	(0.19)	–	(0.19)	13.99	(4.78)	492,539	0.48		0.48		0.45		8
Year ended 01/31/ 15(h)	14.28	0.11	0.60	0.71	(0.12)	–	(0.12)	14.87	4.99	513,521	0.48		0.48		0.72		10
Class C
Six months ended 06/30/20	15.37	(0.01)	(1.38)	(1.39)	–	–	–	13.98	(9.04)	106,263	1.20	(f)	1.20	(f)	(0.16	)(f)	4
Eleven months ended 12/31/19	15.71	0.07	2.46	2.53	(0.04)	(2.83)	(2.87)	15.37	16.16	127,666	1.22	(g)	1.22	(g)	0.45	(g)	31
Year ended 01/31/19	18.96	(0.02)	(2.24)	(2.26)	(0.04)	(0.95)	(0.99)	15.71	(11.39)	169,142	1.20		1.20		(0.13)		38
Year ended 01/31/18	15.21	(0.06)	4.12	4.06	(0.14)	(0.17)	(0.31)	18.96	26.83	212,996	1.21		1.22		(0.36)		8
Year ended 01/31/17	13.65	0.02	1.71	1.73	(0.05)	0.12	(0.17)	15.21	12.71	180,365	1.23		1.23		0.16		6
Year ended 01/31/16(h)	14.52	(0.05)	(0.75)	(0.80)	(0.07)	–	(0.07)	13.65	(5.51)	172,605	1.23		1.23		(0.31)		8
Year ended 01/31/15(h)	13.94	–	0.59	0.59	(0.01)	–	(0.01)	14.52	4.22	186,923	1.22		1.22		(0.02)		10
Class R
Six months ended 06/30/20	15.83	0.02	(1.42)	(1.40)	–	–	–	14.43	(8.84)	62,277	0.70	(f)	0.70	(f)	0.34	(f)	4
Eleven months ended 12/31/19	16.11	0.15	2.53	2.68	(0.13)	(2.83)	(2.96)	15.83	16.72	66,628	0.72	(g)	0.72	(g)	0.96	(g)	31
Year ended 01/31/19	19.44	0.07	(2.31)	(2.24)	(0.14)	(0.95)	(1.09)	16.11	(10.97)	56,312	0.70		0.70		0.37		38
Year ended 01/31/18	15.59	0.04	4.21	4.25	(0.23)	(0.17)	(0.40)	19.44	27.44	59,559	0.71		0.72		0.22		8
Year ended 01/31/17	13.98	0.10	1.75	1.85	(0.12)	(0.12)	(0.24)	15.59	13.31	45,222	0.73		0.73		0.68		6
Year ended 01/31/16(h)	14.86	0.03	(0.77)	(0.74)	(0.14)	–	(0.14)	13.98	(5.02)	41,159	0.73		0.73		0.19		8
Year ended 01/31/15(h)	14.25	0.06	0.62	0.68	(0.07)	–	(0.07)	14.86	4.77	49,122	0.73		0.73		0.43		10
Class Y
Six months ended 06/30/20	15.93	0.06	(1.43)	(1.37)	–	–	–	14.56	(8.60)	11,255	0.20	(f)	0.20	(f)	0.84	(f)	4
Eleven months ended 12/31/19	16.20	0.23	2.55	2.78	(0.22)	(2.83)	(3.05)	15.93	17.24	21,733	0.22	(g)	0.22	(g)	1.46	(g)	31
Year ended 01/31/19	19.55	0.16	(2.33)	(2.17)	(0.23)	(0.95)	(1.18)	16.20	(10.50)	21,582	0.21		0.21		0.87		38
Year ended 01/31/18	15.67	0.13	4.23	4.36	(0.31)	(0.17)	(0.48)	19.55	28.04	25,773	0.22		0.23		0.72		8
Year ended 01/31/17	14.05	0.18	1.76	1.94	(0.20)	(0.12)	(0.32)	15.67	13.88	19,517	0.23		0.23		1.18		6
Year ended 01/31/16(h)	14.94	0.11	(0.77)	(0.66)	(0.23)	–	(0.23)	14.05	(4.53)	20,784	0.23		0.23		0.71		8
Year ended 01/31/15(h)	14.34	0.15	0.60	0.75	(0.15)	–	(0.15)	14.94	5.24	20,573	0.23		0.23		1.00		10
Class R5
Six months ended 06/30/20	15.82	0.06	(1.40)	(1.34)	–	–	–	14.48	(8.47)	9	0.13	(f)	0.13	(f)	0.91	(f)	4
Period ended 12/31/19(i)	16.60	0.16	2.12	2.28	(0.23)	(2.83)	(3.06)	15.82	13.83	10	0.14	(g)	0.14	(g)	1.53	(g)	31
Class R6
Six months ended 06/30/20	15.82	0.07	(1.42)	(1.35)	–	–	–	14.47	(8.53)	9	0.10	(f)	0.12	(f)	0.94	(f)	4
Period ended 12/31/19(i)	16.60	0.17	2.12	2.29	(0.24)	(2.83)	(3.07)	15.82	13.90	10	0.10	(g)	0.10	(g)	1.58	(g)	31

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.69% for the six months ended June 30, 2020.

(d)

Does not include indirect expenses from affiliated fund fees and expenses of 0.67%, 0.71%, 0.70%, 0.70%, 0.68% and 0.69% for the eleven months ended December 31, 2019, and for the years ended January 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $573,362, $108,793, $60,052, $14,875, $8 and $8 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(g)	Annualized.
(h)	The last business day of the reporting period was January 29, 2016 and January 30, 2015, respectively.
(i)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Select Risk: High Growth Investor Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Select Risk: High Growth Investor Fund, formerly Invesco Oppenheimer Portfolio Series Growth Invesco Fund, (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund’s investment objective is to seek total return.

    The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

    The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

    A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

    Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

    Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

    Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

    Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

    The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

    Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for

12                     Invesco Select Risk: High Growth Investor Fund

revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

    The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses - Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

    Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

I.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

    The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

    A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

J.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or

13                     Invesco Select Risk: High Growth Investor Fund

delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
K.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

L.

Collateral –To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (including estimated Acquired Fund Fees and Expenses of 0.69% and excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.45%, 1.20%, 0.70%, 0.20%, 0.15% and 0.10%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended June 30, 2020, the Adviser reimbursed class level expenses of $1 of Class R6 shares.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2020, IDI advised the Fund that IDI retained $85,257 in front-end sales commissions from the sale of Class A shares and $461 and $3,129 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

14                     Invesco Select Risk: High Growth Investor Fund

Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Affiliated Issuers	$752,934,145	$–	$–	$752,934,145

Money Market Funds	6,282,212	–	–	6,282,212

Total Investments in Securities	759,216,357	–	–	759,216,357

Other Investments - Assets*

Futures Contracts	42,388	–	–	42,388

Other Investments - Liabilities*

Futures Contracts	(8,634)	–	–	(8,634)

Total Other Investments	33,754	–	–	33,754

Total Investments	$759,250,111	$–	$–	$759,250,111

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2020:

Value
Derivative Assets	Equity Risk

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$42,388

Derivatives not subject to master netting agreements	(42,388)

Total Derivative Assets subject to master netting agreements	$-

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Value
Derivative Liabilities	Equity Risk

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(8,634)

Derivatives not subject to master netting agreements	8,634

Total Derivative Liabilities subject to master netting agreements	$-

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Equity Risk

Realized Gain (Loss):
Futures contracts	$(277,478)

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(15,956)

Total	$(293,434)

15                     Invesco Select Risk: High Growth Investor Fund

    The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts
Average notional value	$5,270,725

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $5,416.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $30,594,791 and $71,047,731, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$148,952,391

Aggregate unrealized (depreciation) of investments	(11,603,309)

Net unrealized appreciation of investments	$137,349,082

    Cost of investments for tax purposes is $ 621,901,029.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended June 30, 2020		Eleven Months Ended December 31, 2019		Year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	2,130,649	$29,730,423	3,077,676	$52,885,914	3,382,506	$60,652,621

Class B(a)	-	-	-	-	1,300	23,534

Class C	715,846	9,718,785	897,611	14,924,690	1,208,629	20,887,085

Class R	504,949	6,990,122	827,790	14,163,435	934,269	16,635,893

Class Y	162,551	2,308,774	258,427	4,422,149	320,289	5,876,474

Class R5(b)	-	-	602	10,000	-	-

Class R6(b)	-	-	602	10,000	-	-

Issued as reinvestment of dividends:
Class A	(2,345)	-	6,639,492	104,704,791	2,546,191	37,352,617

Class C	74	1,141	1,312,389	20,092,675	698,214	9,991,408

Class R	2,373	37,409	657,923	10,368,872	231,695	3,398,976

Class Y	-	-	221,428	3,511,844	99,331	1,464,129

16                     Invesco Select Risk: High Growth Investor Fund

	Summary of Share Activity

	Six months ended June 30, 2020		Eleven Months Ended December 31, 2019		Year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount

Automatic conversion of Class C shares to Class A shares:
Class A	324,375	$4,555,947	2,457,872	$42,305,287	-	$-

Class C	(334,874)	(4,555,947)	(2,530,402)	(42,305,287)	-	-

Reacquired:
Class A	(3,914,177)	(55,097,592)	(6,255,775)	(107,546,739)	(5,011,396)	(89,889,957)

Class B(a)	-	-	-	-	(221,037)	(4,053,936)

Class C	(1,085,614)	(14,825,729)	(2,139,298)	(35,704,091)	(2,374,231)	(41,821,761)

Class R	(401,774)	(5,681,582)	(770,638)	(13,331,175)	(734,930)	(13,157,515)

Class Y	(753,785)	(10,975,948)	(447,600)	(7,620,184)	(405,596)	(7,374,529)

Net increase (decrease) in share activity	(2,651,752)	$(37,794,197)	4,208,099	$60,892,181	675,234	$(14,961)

(a)	All outstanding Class B shares converted to Class A shares on June 1, 2018.
(b)	Commencement date after the close of business on May 24, 2019.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

    The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

17                     Invesco Select Risk: High Growth Investor Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

    In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(01/01/20)	(06/30/20)[1]	Period[2]	(06/30/20)	Period[2]	Ratio
Class A	$1,000.00	$912.90	$2.09	$1,022.68	$2.21	0.44%
Class C	1,000.00	909.60	5.70	1,018.90	6.02	1.20
Class R	1,000.00	911.60	3.33	1,021.38	3.52	0.70
Class Y	1,000.00	914.00	0.95	1,023.87	1.01	0.20
Class R5	1,000.00	914.00	0.62	1,024.22	0.65	0.13
Class R6	1,000.00	914.00	0.48	1,024.37	0.50	0.10

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

18                     Invesco Select Risk: High Growth Investor Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Select Risk: High Growth Investor Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC, Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.

As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory. B. Fund Investment Performance

    The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the MSCI All Country World Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one and five year periods and the fifth quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the one and three year periods. The Board considered that the Fund was created in connection with the Transaction and that the Fund’s performance prior to the closing of the Transaction after the close of business on May 24, 2019 is that of its predecessor fund. The Board noted that the Fund’s asset allocation achieved through investing in underlying affiliated funds, including its exposure to alternative asset classes, negatively impacted relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in

19                     Invesco Select Risk: High Growth Investor Fund

providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only five funds (including the Fund) in the expense group.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

    The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated exchange traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.

20                     Invesco Select Risk: High Growth Investor Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526	Invesco Distributors, Inc.	O-OPSGI-SAR-1

Semiannual Report to Shareholders	June 30, 2020
Invesco Select Risk: Moderate Investor Fund
Effective May 15, 2020, Invesco Oppenheimer Portfolio Series: Moderate Investor Fund was renamed Invesco Select Risk: Moderate Investor Fund.

Nasdaq:
A: OAMIX ∎ C: OCMIX ∎ R: ONMIX ∎ S: PXMSX ∎ Y: OYMIX ∎ R5: PXMQX ∎ R6: PXMMX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
10	Financial Statements
13	Financial Highlights
14	Notes to Financial Statements
20	Fund Expenses
21	Approval of Investment Advisory and Sub-Advisory Contracts

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Letters to Shareholders
Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services.

Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Andrew Schlossberg

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2	Invesco Select Risk: Moderate Investor Fund

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-5.23%
Class C Shares	-5.68
Class R Shares	-5.35
Class S Shares*	-5.14
Class Y Shares	-5.11
Class R5 Shares	-5.06
Class R6 Shares	-5.06
Bloomberg Barclays Global Aggregate Bond Index, Hedged▼ (Broad Market Index)	3.90
MSCI All Country World Index▼ (Broad Market Index)	-6.25
Custom Invesco Select Risk: Moderate Investor Index∎ (Style-Specific Index)	-1.49
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.
*Class S shares incepted May 15, 2020,. See page 4 for more information.
The Bloomberg Barclays Global Aggregate Bond Index, Hedged tracks fixed-income performance of regions around the world while hedging the currency back to the US dollar.

    The MSCI All Country World Index (Net) is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Custom Invesco Select Risk: Moderate Investor Index is composed of 60% MSCI All Country World Index and 40% Bloomberg Barclays Global Aggregate Bond Index Hedged. The composition of the index may change based on the Fund’s target asset allocation.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3	Invesco Select Risk: Moderate Investor Fund

Average Annual Total Returns
As of 6/30/20, including maximum applicable sales charges

Class A Shares
Inception (4/05/05)	3.38%
10 Years	6.22
5 Years	3.16
1 Year	-5.02

Class C Shares
Inception (4/05/05)	3.23%
10 Years	6.02
5 Years	3.55
1 Year	-1.16

Class R Shares
Inception (4/05/05)	3.49%
10 Years	6.56
5 Years	4.09
1 Year	0.26

Class S Shares
10 Years	6.83%
5 Years	4.36
1 Year	0.62

Class Y Shares
Inception (4/05/05)	4.06%
10 Years	7.09
5 Years	4.60
1 Year	0.75

Class R5 Shares
10 Years	6.86%
5 Years	4.42
1 Year	0.83

Class R6 Shares
10 Years	6.87%
5 Years	4.43
1 Year	0.87

Effective May 24, 2019, Class A, Class C, Class R, and Class Y shares of the Oppenheimer Portfolio Series: Moderate investor Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R and Class Y shares, respectively, of the Invesco Select Risk: Moderate Investor Fund (the Fund). Returns shown above, prior to May 24, 2019, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C, Class R and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class S shares incepted on May 15, 2020. Performance shown prior to that date is that of the Fund’s and predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    Class R5 shares incepted on May 24, 2019. Performance shown is that of the Fund’s and the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on May 24, 2019. Performance shown prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4	Invesco Select Risk: Moderate Investor Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5	Invesco Select Risk: Moderate Investor Fund

Schedule of Investments

June 30, 2020

(Unaudited)

Invesco Select Risk: Moderate Investor Fund

Schedule of Investments in Affiliated Issuers–99.93%(a)

	% of Net Assets 06/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/20	Value 06/30/20
Alternative Funds–8.48%
Invesco Balanced-Risk Allocation Fund, Class R6	1.42%	$-	$28,935,930	$-	$456,364	$-	$-	2,901,510	$29,392,294
Invesco Global Real Estate Income Fund, Class R6	0.93%	-	21,270,309	-	(1,991,075)	(8)	138,364	2,533,407	19,279,226
Invesco Oppenheimer Fundamental Alternatives Fund, Class R6	1.50%	32,163,622	-	-	(1,128,340)	-	-	1,163,241	31,035,282
Invesco Oppenheimer Master Event-Linked Bond Fund, Class R6	2.72%	55,314,313	1,714,759	-	(823,652)	-	1,695,789	3,556,495	56,205,420
Invesco Oppenheimer Real Estate Fund, Class Y	-	34,546,135	765,600	(28,349,115)	(10,686,421)	3,723,801	765,600	-	-
Invesco Oppenheimer SteelPath MLP Select 40 Fund, Class R6	0.80%	26,531,391	1,359,510	-	(11,378,499)	-	1,359,510	4,047,157	16,512,402
Invesco Real Estate Fund, Class R6	1.11%	-	26,135,877	(3,979,903)	980,681	(158,700)	111,462	1,317,543	22,977,955
Total Alternative Funds		148,555,461	80,181,985	(32,329,018)	(24,570,942)	3,565,093	4,070,725		175,402,579
Domestic Equity Funds–31.86%
Invesco All Cap Market Neutral Fund, Class R6(b)	0.67%	-	18,491,836	-	(4,712,071)	(6)	-	2,153,088	13,779,759
Invesco American Franchise Fund, Class R6(b)	1.45%	-	8,163,886	-	21,930,958	(8)	-	1,176,499	30,094,836
Invesco Comstock Fund, Class R6	1.61%	-	29,888,221	-	3,316,211	(1)	207,184	1,690,653	33,204,431
Invesco Diversified Dividend Fund, Class R6	2.18%	-	29,934,432	-	15,261,926	(15)	345,654	2,598,985	45,196,343
Invesco Equally-Weighted S&P 500 Fund, Class R6	2.81%	-	48,423,572	-	9,690,980	(51)	-	1,012,977	58,114,501
Invesco Long/Short Equity Fund, Class R6(b)	0.54%	-	17,459,418	-	(6,299,152)	(3)	-	1,724,925	11,160,263
Invesco Oppenheimer Discovery Mid Cap Growth Fund, Class R6(b)	1.99%	45,124,049	-	(7,528,603)	2,939,739	585,229	-	1,437,274	41,120,414
Invesco Oppenheimer Main Street Small Cap Fund, Class R6(b)	2.54%	58,951,677	-	-	(6,330,879)	1	-	3,724,048	52,620,799
Invesco Oppenheimer Value Fund, Class R6	6.21%	165,225,581	1,177,325	(2,994,468)	(35,140,716)	93,514	1,177,325	5,542,368	128,361,236
Invesco Russell 1000 Dynamic Multifactor ETF	6.89%	165,162,130	-	(4,071,118)	(18,746,887)	172,661	1,065,007	4,792,091	142,516,786
Invesco S&P 500® Pure Growth ETF	2.89%	-	53,740,484	-	5,963,859	-	76,626	461,073	59,704,343
Invesco S&P MidCap Low Volatility ETF	0.63%	-	10,621,496	-	2,375,093	-	88,165	314,079	12,996,589
Invesco S&P SmallCap Low Volatility ETF	0.42%	-	11,163,996	-	(2,371,773)	-	42,188	259,664	8,792,223
Invesco Small Cap Equity Fund, Class R6(b)	0.69%	-	11,642,130	-	2,659,144	-	-	1,073,669	14,301,274
Invesco Small Cap Value Fund, Class R6(b)	0.34%	-	8,218,327	-	(1,102,784)	-	-	625,267	7,115,543
Total Domestic Equity Funds		434,463,437	248,925,123	(14,594,189)	(10,566,352)	851,321	3,002,149		659,079,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund (continued)

Schedule of Investments in Affiliated Issuers–99.93%(a)

	% of Net Assets 06/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/20	Value 06/30/20
Fixed Income Funds–31.37%
Invesco Core Plus Bond Fund, Class R6	3.06%	$-	$57,572,221	$-	$5,680,612	$-	$323,007	5,543,631	$63,252,833
Invesco Emerging Markets Sovereign Debt ETF	0.48%	-	10,158,552	-	(245,828)	-	83,081	370,154	9,912,724
Invesco Floating Rate Fund, Class R6	1.01%	-	22,664,262	-	(1,748,502)	-	150,244	3,098,631	20,915,760
Invesco High Yield Fund, Class R6	1.04%	-	20,568,309	-	952,415	-	249,916	5,848,023	21,520,724
Invesco Income Fund, Class R6	1.64%	-	31,945,194	-	1,900,364	-	295,468	4,655,510	33,845,558
Invesco Oppenheimer Emerging Markets Local Debt Fund, Class R6	0.49%	-	10,856,496	-	(678,862)	-	46,352	1,558,596	10,177,634
Invesco Oppenheimer International Bond Fund, Class R6	5.93%	130,802,159	2,597,274	(3,045,066)	(7,234,144)	(510,442)	2,634,462	23,309,844	122,609,781
Invesco Oppenheimer Limited-Term Government Fund	-	74,283,585	641,068	(76,620,910)	2,171,517	(475,260)	779,873	-	-
Invesco Oppenheimer Master Inflation Protected Securities Fund	-	32,986,038	169,581	(34,604,437)	(5,866,790)	7,315,608	188,649	-	-
Invesco Oppenheimer Master Loan Fund, Class R6	2.61%	61,083,231	1,470,822	-	(8,534,861)	-	122,833	3,648,984	54,019,192
Invesco Oppenheimer Total Return Bond Fund, Class R6	8.08%	187,004,350	2,318,775	(21,736,362)	(953,200)	622,544	358,022	22,725,015	167,256,107
Invesco Quality Income Fund, Class R5	0.97%	-	20,004,656	-	21,453	-	137,765	1,681,453	20,026,109
Invesco Quality Income Fund, Class R6	3.17%	-	65,320,364	-	208,733	-	330,566	5,497,408	65,529,097
Invesco Short Duration Inflation Protected Fund, Class R6	0.97%	-	19,746,233	-	284,943	-	49,478	1,907,731	20,031,176
Invesco Short Term Bond Fund, Class R6	0.99%	-	20,283,679	-	244,899	(3)	91,904	2,389,823	20,528,575
Invesco Taxable Municipal Bond ETF	0.93%	-	17,676,065	-	1,503,718	-	108,184	582,795	19,179,783
Total Fixed Income Funds		486,159,363	303,993,551	(136,006,775)	(12,293,533)	6,952,447	5,949,804		648,805,053
Foreign Equity Funds-28.17%
Invesco Developing Markets Fund, Class R6	0.25%	-	4,248,437	-	1,027,222	(7)	-	152,124	5,275,652
Invesco Global Infrastructure Fund, Class R6	1.14%	-	24,921,348	(1,489,752)	287,404	(45,411)	102,201	2,231,252	23,673,589
Invesco International Growth Fund, Class R6	1.59%	-	25,707,124	-	7,102,541	-	-	1,088,937	32,809,665
Invesco International Select Equity Fund, Class R6	1.52%	-	27,874,255	-	3,558,207	-	-	2,691,135	31,432,462
Invesco Low Volatility Emerging Markets Fund, Class R6	0.24%	-	6,052,121	-	(1,062,774)	(3)	-	903,867	4,989,344
Invesco Oppenheimer Developing Markets Fund, Class R6	3.68%	83,322,488	-	-	(7,255,785)	-	-	1,827,648	76,066,703
Invesco Oppenheimer Emerging Markets Innovators Fund, Class R6(b)	1.23%	26,102,901	-	-	(576,987)	-	-	2,307,949	25,525,914
Invesco Oppenheimer Global Fund, Class R6	6.88%	148,431,689	-	(3,775,934)	(2,582,966)	200,708	-	1,502,995	142,273,497
Invesco Oppenheimer Global Infrastructure Fund	-	30,530,881	-	(24,819,147)	(3,951,952)	(1,759,782)	-	-	-
Invesco Oppenheimer International Equity Fund, Class R6	3.69%	81,373,862	-	-	(5,142,177)	-	-	3,753,406	76,231,685
Invesco Oppenheimer International Growth Fund, Class R6	3.90%	83,473,002	-	-	(2,830,250)	-	-	1,886,822	80,642,752
Invesco Oppenheimer International Small-Mid Company Fund, Class R6	2.36%	49,638,797	-	-	(901,047)	-	-	1,035,651	48,737,750
Invesco RAFI™ Strategic Developed ex-US ETF	1.69%	-	38,101,529	-	(3,090,755)	-	202,469	1,607,791	35,010,774
Total Foreign Equity Funds		502,873,620	126,904,814	(30,084,833)	(15,419,319)	(1,604,495)	304,670		582,669,787

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund (continued)

Schedule of Investments in Affiliated Issuers–99.93%(a)

	% of Net Assets 06/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/20	Value 06/30/20
Money Market Funds–0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(c)	-	$6,007,491	$27,881,750	$(33,836,662)	$-	$-	$11,463	52,579	$52,579
Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(c)	0.05%	-	9,212,332	(8,243,894)	475	3,241	5,300	971,473	972,154
Invesco Treasury Portfolio, Institutional Class, 0.08%(c)	-	-	11,559,144	(11,499,054)	-	-	1,034	60,090	60,090
Total Money Market Funds		6,007,491	48,653,226	(53,579,610)	475	3,241	17,797		1,084,823
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,870,853,002)	99.93%	$1,578,059,372	$808,658,699	$(266,594,425)	$(62,849,671)	$9,767,607	$13,345,145		$2,067,041,582
OTHER ASSETS LESS LIABILITIES	0.07%								1,517,696
NET ASSETS	100.00%								$2,068,559,278

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from June 30, 2020.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

Portfolio Composition*

By fund type, based on total investments

as of June 30, 2020

Equity Funds	60.08%
Fixed Income Funds	31.39
Alternative Funds	8.48
Money Market Funds	0.05

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	45	September-2020	$6,952,950	$63,134	$63,134
MSCI Emerging Market Index	6	September-2020	295,710	1,128	1,128
Nikkei 225 Index	1	September-2020	206,251	(4,626)	(4,626)
S&P/TSX 60 Index	1	September-2020	136,785	2,380	2,380
SPI 200 Index	1	September-2020	101,652	999	999
Stoxx Europe 600 Index	23	September-2020	463,708	(3,292)	(3,292)
Subtotal				59,723	59,723

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Select Risk: Moderate Investor Fund

Open Futures Contracts–(continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Canada 10 Year Bonds	69	September-2020	$7,817,899	$(17,896)	$(17,896)
Euro OAT	92	September-2020	17,328,632	268,574	268,574
Euro-BTP	83	September-2020	13,416,877	218,045	218,045
Euro-BUND	49	September-2020	9,717,687	162,324	162,324
Japanese Bonds, 10 yr.	45	September-2020	63,327,159	(8,510)	(8,510)
Long Gilt	111	September-2020	18,931,028	65,847	65,847
Subtotal				688,384	688,384
Total Futures Contracts				$748,107	$748,107

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Select Risk: Moderate Investor Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $1,870,853,002)	$2,067,041,582
Other investments:
Variation margin receivable – futures contracts	344,380
Deposits with brokers:
Cash collateral – exchange-traded futures contracts	2,700,739
Cash	27,774
Receivable for:
Fund shares sold	747,989
Dividends - affiliated underlying funds	2,343,524
Investment for trustee deferred compensation and retirement plans	190,298
Other assets	133,481
Total assets	2,073,529,767

Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	1,983,663
Dividends	43
Fund shares reacquired	1,164,711
Accrued fees to affiliates	1,213,028
Accrued trustees’ and officers’ fees and benefits	24,572
Accrued other operating expenses	381,418
Trustee deferred compensation and retirement plans	203,054
Total liabilities	4,970,489
Net assets applicable to shares outstanding	$2,068,559,278

Net assets consist of:
Shares of beneficial interest	$1,892,224,754
Distributable earnings	176,334,524
$2,068,559,278

Net Assets:
Class A	$1,599,627,225

Class C	$286,544,089

Class R	$132,645,225

Class S	$23,864,532

Class Y	$24,656,780

Class R5	$22,077

Class R6	$1,199,350

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	145,680,136

Class C	26,773,929

Class R	12,184,439

Class S	2,171,485

Class Y	2,228,726

Class R5	2,009

Class R6	109,095

Class A:
Net asset value per share	$10.98

Maximum offering price per share (Net asset value of $10.98 ÷ 94.50%)	$11.62

Class C:
Net asset value and offering price per share	$10.70

Class R:
Net asset value and offering price per share	$10.89

Class S:
Net asset value and offering price per share	$10.99

Class Y:
Net asset value and offering price per share	$11.06

Class R5:
Net asset value and offering price per share	$10.99

Class R6:
Net asset value and offering price per share	$10.99

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Select Risk: Moderate Investor Fund

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Dividends from affiliated underlying funds	$13,345,145

Interest	7,321

Total investment income	13,352,466

Expenses:
Custodian fees	3,627

Distribution fees:

Class A	1,359,390

Class C	1,255,700

Class R	304,182

Class S	4,270

Transfer agent fees - A, C, R, S and Y	1,128,925

Transfer agent fees - R5	6

Transfer agent fees - R6	23

Trustees’ and officers’ fees and benefits	12,282

Registration and filing fees	67,030

Reports to shareholders	44,149

Professional services fees	18,305

Other	8,789

Total expenses	4,206,678

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(556,720)

Net expenses	3,649,958

Net investment income	9,702,508

Realized and unrealized gain from:
Net realized gain from:
Affiliated underlying fund shares	9,767,607

Foreign currencies	33

Futures contracts	957,429

10,725,069

Change in net unrealized appreciation (depreciation) of:
Affiliated underlying fund shares	(62,849,671)

Foreign currencies	(58,441)

Futures contracts	1,481,511

(61,426,601)

Net realized and unrealized gain (loss)	(50,701,532)

Net increase (decrease) in net assets resulting from operations	$(40,999,024)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Select Risk: Moderate Investor Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020, period ended December 31, 2019, and the year ended January 31, 2019

(Unaudited)

	Six Months Ended June 30, 2020	Eleven Months Ended December 31, 2019	Year Ended January 31, 2019

Operations:
Net investment income	$9,702,508	$25,195,616	$22,680,800

Net realized gain	10,725,069	97,577,472	77,973,283

Change in net unrealized appreciation (depreciation)	(61,426,601)	66,624,855	(182,545,894)

Net increase (decrease) in net assets resulting from operations	(40,999,024)	189,397,943	(81,927,811)

Distributions to shareholders from distributable earnings:
Class A	(30,614,756)	(113,072,823)	(29,193,711)

Class C	(7,085,456)	(25,373,404)	(7,444,350)

Class R	(3,504,159)	(12,538,267)	(2,967,500)

Class Y	(478,483)	(1,817,824)	(429,520)

Class R5	(272)	(1,106)	–

Class R6	(273)	(1,111)	–

Total distributions from distributable earnings	(41,683,399)	(152,804,535)	(40,035,081)

Share transactions–net:
Class A	497,637,480	95,794,166	(48,223,970)

Class B	–	–	(6,160,529)

Class C	33,066,125	(96,796,919)	(21,711,027)

Class R	10,873,467	12,286,885	1,510,659

Class S	22,154,500	–	–

Class Y	7,082,296	2,391,626	(844,964)

Class R5	12,020	10,000	–

Class R6	1,178,886	10,000	–

Net increase (decrease) in net assets resulting from share transactions	572,004,774	13,695,758	(75,429,831)

Net increase (decrease) in net assets	489,322,351	50,289,166	(197,392,723)

Net assets:
Beginning of period	1,579,236,927	1,528,947,761	1,726,340,484

End of period	$2,068,559,278	$1,579,236,927	$1,528,947,761

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Select Risk: Moderate Investor Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)		Ratio of net investment income to average net assets		Portfolio turnover (e)
Class A
Six months ended 06/30/20	$11.96	$0.07	$(0.72)	$(0.65)	$ –	$(0.33)	$(0.33)	$10.98	(5.23)%	$1,599,627	0.32	%(f)	0.39	%(f)	1.36	%(f)	7%
Eleven months ended 12/31/19	11.72	0.22	1.32	1.54	(0.36)	(0.94)	(1.30)	11.96	13.13	1,156,291	0.40	(g)	0.47	(g)	1.95	(g)	16
Year ended 01/31/19	12.66	0.20	(0.80)	(0.60)	(0.21)	(0.13)	(0.34)	11.72	(4.59)	1,037,833	0.41		0.48		1.61		40
Year ended 01/31/18	11.06	0.14	1.69	1.83	(0.23)	–	(0.23)	12.66	16.59	1,169,055	0.41		0.49		1.20		6
Year ended 01/31/17	10.13	0.18	0.93	1.11	(0.18)	–	(0.18)	11.06	10.95	1,050,230	0.44		0.51		1.63		7
Year ended 01/31/16(h)	10.66	0.12	(0.57)	(0.45)	(0.08)	–	(0.08)	10.13	(4.24)	965,539	0.43		0.50		1.15		5
Year ended 01/31/15(h)	10.23	0.14	0.54	0.68	(0.25)	–	(0.25)	10.66	6.67	989,811	0.43		0.50		1.34		14
Class C
Six months ended 06/30/20	11.72	0.03	(0.72)	(0.69)	–	(0.33)	(0.33)	10.70	(5.68)	286,544	1.09	(f)	1.16	(f)	0.59	(f)	7
Eleven months ended 12/31/19	11.49	0.13	1.29	1.42	(0.25)	(0.94)	(1.19)	11.72	12.44	273,048	1.16	(g)	1.23	(g)	1.19	(g)	16
Year ended 01/31/19	12.41	0.10	(0.78)	(0.68)	(0.11)	(0.13)	(0.24)	11.49	(5.33)	358,746	1.17		1.24		0.86		40
Year ended 01/31/18	10.85	0.05	1.65	1.70	(0.14)	–	(0.14)	12.41	15.69	409,418	1.16		1.25		0.43		6
Year ended 01/31/17	9.94	0.09	0.91	1.00	(0.09)	–	(0.09)	10.85	10.12	383,848	1.19		1.26		0.87		7
Year ended 01/31/16(h)	10.46	0.04	(0.56)	(0.52)	(0.00)	–	(0.00)	9.94	(4.96)	370,818	1.18		1.25		0.42		5
Year ended 01/31/15(h)	10.04	0.06	0.54	0.60	(0.18)	–	(0.18)	10.46	5.93	388,409	1.18		1.25		0.57		14
Class R
Six months ended 06/30/20	11.88	0.06	(0.72)	(0.66)	–	(0.33)	(0.33)	10.89	(5.35)	132,645	0.59	(f)	0.66	(f)	1.09	(f)	7
Eleven months ended 12/31/19	11.65	0.19	1.30	1.49	(0.32)	(0.94)	(1.26)	11.88	12.84	131,445	0.66	(g)	0.73	(g)	1.69	(g)	16
Year ended 01/31/19	12.59	0.16	(0.79)	(0.63)	(0.18)	(0.13)	(0.31)	11.65	(4.86)	116,637	0.66		0.73		1.36		40
Year ended 01/31/18	11.00	0.11	1.68	1.79	(0.20)	–	(0.20)	12.59	16.33	123,884	0.66		0.74		0.96		6
Year ended 01/31/17	10.08	0.15	0.92	1.07	(0.15)	–	(0.15)	11.00	10.64	105,976	0.69		0.76		1.38		7
Year ended 01/31/16(h)	10.60	0.10	(0.57)	(0.47)	(0.05)	–	(0.05)	10.08	(4.45)	92,429	0.69		0.76		0.97		5
Year ended 01/31/15(h)	10.17	0.11	0.54	0.65	(0.22)	–	(0.22)	10.60	6.40	106,271	0.68		0.75		1.02		14
Class S
Period ended 06/30/20(i)	10.46	0.09	0.44	0.53	–	–	–	10.99	5.07	23,865	0.24	(f)	0.31	(f)	1.44	(f)	7
Class Y
Six months ended 06/30/20	12.03	0.09	(0.73)	(0.64)	–	(0.33)	(0.33)	11.06	(5.11)	24,657	0.09	(f)	0.16	(f)	1.59	(f)	7
Eleven months ended 12/31/19	11.78	0.25	1.32	1.57	(0.38)	(0.94)	(1.32)	12.03	13.39	18,433	0.16	(g)	0.23	(g)	2.19	(g)	16
Year ended 01/31/19	12.73	0.23	(0.82)	(0.59)	(0.23)	(0.13)	(0.36)	11.78	(4.41)	15,732	0.17		0.24		1.85		40
Year ended 01/31/18	11.12	0.20	1.67	1.87	(0.26)	–	(0.26)	12.73	16.91	17,618	0.17		0.25		1.63		6
Year ended 01/31/17	10.19	0.21	0.92	1.13	(0.20)	–	(0.20)	11.12	11.16	9,343	0.19		0.26		1.94		7
Year ended 01/31/16(h)	10.72	0.17	(0.59)	(0.42)	(0.11)	–	(0.11)	10.19	(3.97)	9,499	0.19		0.26		1.61		5
Year ended 01/31/15(h)	10.28	0.15	0.57	0.72	(0.28)	–	(0.28)	10.72	6.95	9,678	0.19		0.25		1.41		14
Class R5
Six months ended 06/30/20	11.95	0.09	(0.72)	(0.63)	–	(0.33)	(0.33)	10.99	(5.06)	22	0.04	(f)	0.11	(f)	1.64	(f)	7
Period ended 12/31/19(j)	12.03	0.17	1.08	1.25	(0.39)	(0.94)	(1.33)	11.95	10.45	10	0.09	(g)	0.16	(g)	2.26	(g)	16
Class R6
Six months ended 06/30/20	11.95	0.07	(0.70)	(0.63)	–	(0.33)	(0.33)	10.99	(5.06)	1,199	0.04	(f)	0.11	(f)	1.64	(f)	7
Period ended 12/31/19(j)	12.03	0.18	1.08	1.26	(0.40)	(0.94)	(1.34)	11.95	10.49	10	0.04	(g)	0.11	(g)	2.31	(g)	16

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.60% for the six months ended June 30, 2020.

(d)

Does not include indirect expenses from affiliated fund fees and expenses of 0.56%, 0.57%, 0.58%, 0.59%, 0.57% and 0.58% for the eleven months ended December 31, 2019, and for the years ended January 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(e)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the six months ended June 30, 2020, the portfolio turnover calculation excludes the value of securities purchased of $597,759,006 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Moderate Allocation Fund into the Fund.

(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $1,177,254, $252,520, $122,341, $23,679, $18,747, $12 and $51 for Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares, respectively.

(g)	Annualized.
(h)	The last business day of the reporting period was January 29, 2016 and January 30, 2015, respectively.
(i)	Commencement date of May 15, 2020.
(j)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Select Risk: Moderate Investor Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Select Risk: Moderate Investor Fund, formerly Invesco Oppenheimer Portfolio Series Moderate Investor Fund, (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations - Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

14	Invesco Select Risk: Moderate Investor Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses - Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

I.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

15	Invesco Select Risk: Moderate Investor Fund

J.

Futures Contracts - The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K.

Collateral - To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit the total annual fund operating expenses after fee waiver and/or expense reimbursement (including estimated Acquired Fund Fees and Expenses of 0.60% and excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 0.47%, 1.23%, 0.72%, 0.37%, 0.22%, 0.17% and 0.12%, respectively, of the Fund’s average daily net assets (the “expense limits”). In addition, Invesco has contractually agreed to waive fees and/or reimburse certain Fund expenses at an annual rate of 0.07%, as calculated on the daily net assets of the Fund. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the six months ended June 30, 2020, the Adviser reimbursed class level expenses of $409,824, $87,866, $42,576, $1,993, $6,525, $4 and $18 of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2020, IDI advised the Fund that IDI retained $129,143 in front-end sales commissions from the sale of Class A shares and $2,946 and $6,122 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3– Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.

16	Invesco Select Risk: Moderate Investor Fund

Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$2,065,956,759	$-	$-	$ 2,065,956,759
Money Market Funds	1,084,823	-	-	1,084,823
Total Investments in Securities	2,067,041,582	-	-	2,067,041,582
Other Investments - Assets*
Futures Contracts	782,431	-	-	782,431
Other Investments - Liabilities*
Futures Contracts	(34,324)	-	-	(34,324)
Total Other Investments	748,107	-	-	748,107
Total Investments	$2,067,789,689	$-	$-	$2,067,789,689

*   Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2020:

	Value
Derivative Assets	Equity Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$67,641	$714,790	$782,431

Derivatives not subject to master netting agreements	(67,641)	(714,790)	(782,431)

Total Derivative Assets subject to master netting agreements	$-	$-	$-

(a)   The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

	Value
Derivative Liabilities	Equity Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(7,918)	$(26,406)	$(34,324)

Derivatives not subject to master netting agreements	7,918	26,406	34,324

Total Derivative Liabilities subject to master netting agreements	$-	$-	$-

(a)   The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Futures contracts	$(304,464)	$1,261,893	$957,429
Change in Net Unrealized Appreciation (Depreciation): Futures contracts	(19,378)	1,500,889	1,481,511
Total	$(323,842)	$2,762,782	$2,438,940

17	Invesco Select Risk: Moderate Investor Fund

The table below summarizes the average notional value of derivatives held during the period.

Futures Contracts
Average notional value	$137,991,091

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $7,914.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $97,242,114 and $157,526,526, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$210,914,512

Aggregate unrealized (depreciation) of investments	(55,243,905)

Net unrealized appreciation of investments	$155,670,607

Cost of investments for tax purposes is $1,912,119,082.

NOTE 10–Share Information

			Summary of Share Activity
	Six months ended June 30, 2020(a)		Eleven Months Ended December 31, 2019		Year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount
Sold:
Class A	6,420,944	$70,519,531	8,511,960	$105,164,554	8,290,291	$100,348,444
Class B(b)	-	-	-	-	789	9,766
Class C	1,697,176	18,073,688	3,203,096	38,620,780	4,171,781	49,343,633
Class R	1,074,304	11,634,840	2,058,677	25,223,351	2,550,765	30,646,424
Class S(c)	8,467	92,649	-	-	-	-
Class Y	339,044	3,678,332	585,437	7,289,202	601,002	7,164,319
Class R5(d)	-	-	831	10,000	-	-
Class R6(d)	96,831	1,062,250	831	10,000	-	-

18	Invesco Select Risk: Moderate Investor Fund

			Summary of Share Activity

	Six months ended June 30, 2020(a)		Eleven Months Ended December 31, 2019		Year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Class A	2,962,547	$30,070,208	9,412,776	$112,200,369	2,624,370	$28,763,097

Class C	709,171	7,020,805	2,164,056	25,254,533	689,202	7,415,802

Class R	346,851	3,492,766	1,030,071	12,196,037	261,334	2,845,923

Class Y	44,228	452,013	150,804	1,808,141	38,944	429,166

Issued in connection with acquisitions:(e)
Class A	50,447,810	514,365,956	-	-	-	-

Class C	5,131,231	51,047,872	-	-	-	-

Class R	1,408,979	14,251,643	-	-	-	-

Class S(c)	2,184,197	22,270,081	-	-	-	-

Class Y	777,850	7,986,783	-	-	-	-

Class R5(d)	1,178	12,020	-	-	-	-

Class R6(d)	11,444	116,719	-	-	-	-

Reacquired:
Class A	(10,810,775)	(117,318,215)	(15,402,663)	(190,680,965)	(15,165,229)	(183,496,040)

Class B(b)	-	-	-	-	(501,184)	(6,170,295)

Class C	(4,070,193)	(43,076,240)	(7,581,591)	(91,562,024)	(6,622,556)	(78,470,462)

Class R	(1,707,935)	(18,505,782)	(2,042,217)	(25,132,503)	(2,638,778)	(31,981,688)

Class S(c)	(21,179)	(208,230)	-	-	-	-

Class Y	(464,129)	(5,034,832)	(539,813)	(6,705,717)	(688,378)	(8,438,449)

Class R6(d)	(11)	(83)	-	-	-	-

Net increase (decrease) in share activity	56,588,030	$572,004,774	1,422,722	$13,695,758	(5,887,252)	$(75,429,831)

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 8% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

(b)	All outstanding Class B shares converted to Class A shares on June 1, 2018.
(c)	Commencement date of May 15, 2020.
(d)	Commencement date after the close of business on May 24, 2019.
(e)

After the close of business on May 15, 2020, the Fund acquired all the net assets of Invesco Moderate Allocation Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on February 14, 2020. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 59,962,690 shares of the Fund for 55,694,016 shares outstanding of the Target Fund as of the close of business on May 15, 2020. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, May 15, 2020. The Target Fund’s net assets as of the close of business on May 15, 2020 of $610,051,073, including $12,599,533 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $1,330,094,502 and $1,940,145,574 immediately after the acquisition.

The pro forma results of operations for the six months ended June 30, 2020 assuming the reorganization had been completed on January 1, 2020, the beginning of the annual reporting period are as follows:

Net investment income (loss)	$11,881,442

Net realized/unrealized gains (losses)	(146,538,878)

Change in net assets resulting from operations	$(134,657,436)

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since May 16, 2020.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

19	Invesco Select Risk: Moderate Investor Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$947.70	$1.55	$1,023.27	$1.61	0.32%
Class C	1,000.00	943.20	5.27	1,019.44	5.47	1.09
Class R	1,000.00	946.50	2.86	1,021.93	2.97	0.59
Class S	1,000.00	1,077.40	0.30	1,023.67	1.21	0.24
Class Y	1,000.00	948.90	0.44	1,024.42	0.45	0.09
Class R5	1,000.00	949.40	0.19	1,024.66	0.20	0.04
Class R6	1,000.00	949.40	0.19	1,024.66	0.20	0.04

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

20	Invesco Select Risk: Moderate Investor Fund

Approval of Investment Advisory and Sub-Advisory Contracts

meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Select Risk: Moderate Investor Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC, Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.

As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Oppenheimer Portfolio Series Moderate Investor Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one year period, the second quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board considered that the Fund was created in connection with the Transaction and that the Fund’s performance prior to the closing of the Transaction after the close of business on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement

21	Invesco Select Risk: Moderate Investor Fund

of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The

Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated exchange traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.

22	Invesco Select Risk: Moderate Investor Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

◾	Fund reports and prospectuses
◾	Quarterly statements
◾	Daily confirmations
◾	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526	Invesco Distributors, Inc.	O-OPSMI-SAR-1

Semiannual Report to Shareholders	June 30, 2020

Invesco Select Risk: Moderately Conservative Investor Fund
Effective May 15, 2020, Invesco Conservative Allocation Fund was renamed Invesco Select Risk: Moderately Conservative Investor Fund. Nasdaq:
A: CAAMX ∎ C: CACMX ∎ R: CMARX ∎ S: CMASX ∎ Y: CAAYX ∎ R5: CMAIX ∎ R6: CNSSX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Contracts

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely, Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely, Andrew Schlossberg Head of the Americas, Senior Managing Director, Invesco Ltd.

2                               Invesco Select Risk: Moderately Conservative Investor Fund

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-3.08%
Class C Shares	-3.40
Class R Shares	-3.13
Class S Shares	-2.94
Class Y Shares	-2.88
Class R5 Shares	-2.93
Class R6 Shares	-2.85
Bloomberg Barclays Global Aggregate Bond Index, Hedged▼ (Broad Market Index)*	3.90
MSCI All Country World Index▼ (Broad Market Index)*	-6.25
S&P 500 Index▼ (Former Broad Market Index)*	-3.08
Custom Invesco Select Risk: Moderately Conservative Investor Index∎ (Style-Specific Index)	0.15
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

*The Fund has changed its broad market benchmark from the S&P 500 Index to the Bloomberg Barclays Global Aggregate Bond Index, Hedged and the MSCI All Country World Index, which it believes are more appropriate measures of the Fund’s performance.

The Bloomberg Barclays Global Aggregate Bond Index, Hedged tracks fixed-income performance of regions around the world while hedging the currency back to the US dollar.

    The MSCI All Country World Index (net) is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Custom Invesco Select Risk: Moderately Conservative Index, created by Invesco to serve as a benchmark for the Fund, is composed of the following indexes: 40% MSCI All Country World Index and 60% Bloomberg Barclays Global Aggregate Bond Index, Hedged. The composition of the index may change based on the Fund’s target asset allocation.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                               Invesco Select Risk: Moderately Conservative Investor Fund

Average Annual Total Returns
As of 6/30/20, including maximum applicable sales charges

Class A Shares
Inception (4/29/05)	3.85%
10 Years	4.59
5 Years	2.15
1 Year	-4.80

Class C Shares
Inception (4/29/05)	3.75%
10 Years	4.39
5 Years	2.53
1 Year	-0.95

Class R Shares
Inception (4/29/05)	3.98%
10 Years	4.93
5 Years	3.06
1 Year	0.51

Class S Shares
10 Years	5.29%
5 Years	3.42
1 Year	0.87

Class Y Shares
Inception (10/3/08)	5.33%
10 Years	5.43
5 Years	3.58
1 Year	1.02

Class R5 Shares
Inception (4/29/05)	4.53%
10 Years	5.48
5 Years	3.60
1 Year	1.06

Class R6 Shares
10 Years	5.28%
5 Years	3.51
1 Year	1.06

Class S shares incepted on June 3, 2011. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                               Invesco Select Risk: Moderately Conservative Investor Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                               Invesco Select Risk: Moderately Conservative Investor Fund

Schedule of Investments

June 30, 2020

(Unaudited)

Invesco Select Risk: Moderately Conservative Investor Fund

Schedule of Investments in Affiliated Issuers-100.07%(a)

	% of Net Assets 06/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)		Realized Gain (Loss)	Dividend Income	Shares 06/30/20	Value 06/30/20

Alternative Funds-9.58%
Invesco Balanced-Risk Allocation Fund, Class R6	3.43%	$10,741,520	$434,468	$–	$(480,289	) $	–	$–	1,055,844	$10,695,699

Invesco Global Real Estate Income Fund, Class R6	3.00%	9,065,070	1,988,727	(401,522)	(1,209,531)		(75,606)	142,228	1,230,898	9,367,138

Invesco Global Targeted Returns Fund, Class R6	3.15%	10,575,368	1,060,073	(1,652,011)	(37,952)		(109,078)	–	1,047,540	9,836,400

Total Alternative Funds		30,381,958	3,483,268	(2,053,533)	(1,727,772)		(184,684)	142,228		29,899,237

Domestic Equity Funds-27.10%
Invesco American Franchise Fund, Class R6(b)	2.75%	7,997,510	823,938	(1,214,511)	899,340		77,380	–	335,561	8,583,657

Invesco Diversified Dividend Fund, Class R6	5.56%	17,352,035	2,659,973	–	(2,656,533)		–	257,237	998,015	17,355,475

Invesco Equally-Weighted S&P 500 Fund, Class R6	6.86%	20,603,996	4,279,667	(1,825,177)	(1,503,518)		(142,305)	–	373,238	21,412,663

Invesco Growth and Income Fund, Class R6	4.66%	14,218,219	3,742,196	(658,671)	(2,590,683)		(169,914)	186,500	780,523	14,541,147

Invesco S&P 500® Pure Growth ETF	5.83%	17,341,349	2,897,613	(2,856,759)	792,857		33,047	66,934	140,614	18,208,107

Invesco S&P MidCap Low Volatility ETF(c)	1.44%	4,599,840	935,223	–	(1,022,036)		–	69,809	109,063	4,513,027

Total Domestic Equity Funds		82,112,949	15,338,610	(6,555,118)	(6,080,573)		(201,792)	580,480		84,614,076

Fixed Income Funds-55.35%
Invesco Core Plus Bond Fund, Class R6	16.57%	51,852,777	3,146,188	(5,152,210)	1,955,726		(63,778)	796,710	4,534,505	51,738,703

Invesco Emerging Markets Sovereign Debt ETF(c)	2.31%	6,946,626	1,230,739	(487,471)	(379,116)		(94,987)	183,232	269,447	7,215,791

Invesco Floating Rate Fund, Class R6	3.81%	12,284,464	605,549	–	(999,205)		–	286,939	1,761,601	11,890,808

Invesco High Yield Fund, Class R6	7.57%	23,214,707	2,873,047	(205,300)	(2,234,845)		(4,282)	727,907	6,424,817	23,643,327

Invesco Oppenheimer Emerging Markets Local Debt Fund, Class R6	2.25%	7,058,735	460,720	–	(482,793)		–	146,687	1,077,590	7,036,662

Invesco Quality Income Fund, Class R5	5.55%	18,349,222	1,480,582	(2,909,956)	365,059		53,467	360,947	1,455,783	17,338,374

Invesco Short Duration Inflation Protected Fund, Class R6	3.95%	12,816,927	1,217,401	(1,855,015)	202,159		(60,670)	98,743	1,173,410	12,320,802

Invesco Short Term Bond Fund, Class R6	5.69%	18,142,424	2,135,478	(2,449,322)	14,501		(85,089)	(252,326)	2,067,287	17,757,992

Invesco Taxable Municipal Bond ETF Invesco Variable Rate Investment	4.15%	12,719,464	2,057,678	(2,635,600)	733,684		92,959	228,345	394,050	12,968,185

Grade ETF	3.50%	10,511,205	1,510,447	(967,563)	(28,785)		(115,396)	121,514	443,312	10,909,908

Total Fixed Income Funds		173,896,551	16,717,829	(16,662,437)	(853,615)		(277,776)	2,698,698		172,820,552

Foreign Equity Funds-7.48%
Invesco International Growth Fund, Class R6	2.95%	8,796,781	1,363,784	(511,850)	(412,134)		(41,514)	–	305,180	9,195,067

Invesco RAFI™ Strategic Developed ex-US ETF	4.53%	13,281,358	3,014,997	–	(2,141,453)		–	196,817	650,032	14,154,902

Total Foreign Equity Funds		22,078,139	4,378,781	(511,850)	(2,553,587)		(41,514)	196,817		23,349,969

Money Market Funds-0.56%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(d)	0.18%	671,427	9,842,414	(9,937,336)	–		–	2,085	576,505	576,505

Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(d)	0.17%	594,136	7,311,535	(7,386,859)	111		262	2,484	518,822	519,185

Invesco Treasury Portfolio,

Institutional Class, 0.08%(d)	0.21%	767,345	11,248,473	(11,356,955)	–		–	2,244	658,863	658,863

Total Money Market Funds		2,032,908	28,402,422	(28,681,150)	111		262	6,813		1,754,553

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $294,846,558)	100.07%	310,502,505	68,320,910	(54,464,088)	(11,215,436)		(705,504)	3,625,036		312,438,387

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                               Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund (continued)

Schedule of Investments in Affiliated Issuers-100.07%(a)

	% of Net Assets 06/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/20	Value 06/30/20

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.06%
Invesco Liquid Assets Portfolio, Institutional Class	–	$–	$14,149,202	$(14,147,848)	$–	$(1,354)	$4,535	–	$–

Invesco Government & Agency Portfolio, Institutional Class	–	–	45,576,270	(45,576,270)	–	–	10,526	–	–

Invesco Private Government Fund, 0.05%(d)(e)	0.80%	–	19,370,910	(16,877,398)	–	–	103	2,493,512	2,493,512

Invesco Private Prime Fund, 0.11%(d)(e)	0.26%	–	3,012,772	(2,181,733)	–	132	27	831,004	831,171

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,324,683)	1.06%	–	82,109,154	(78,783,249)	–	(1,222)	15,191		3,324,683

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $298,171,241)	101.13%	$310,502,505	$150,430,064	$(133,247,337)	$(11,215,436)	$(706,726)	$3,640,227		$315,763,070

OTHER ASSETS LESS LIABILITIES	(1.13)%								(3,529,554)

NET ASSETS	100.00%								$312,233,516

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from June 30, 2020.
(c)	All or a portion of this security was out on loan at June 30, 2020.
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.

Portfolio Composition*

By fund type, based on total investments

as of June 30, 2020

Fixed Income Funds	54.73%
Equity Funds	34.19
Alternative Funds	9.47
Money Market Funds	1.61

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                               Invesco Select Risk: Moderately Conservative Investor Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $298,171,241)*	$315,763,070
Receivable for:
Fund shares sold	102,290
Dividends - affiliated underlying funds	442,231
Investment for trustee deferred compensation and retirement plans	88,005
Other assets	81,314
Total assets	316,476,910

Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	415,652
Fund shares reacquired	185,175
Collateral upon return of securities loaned	3,324,683
Accrued fees to affiliates	163,124
Accrued trustees’ and officers’ fees and benefits	1,298
Accrued other operating expenses	57,137
Trustee deferred compensation and retirement plans	96,325
Total liabilities	4,243,394
Net assets applicable to shares outstanding	$312,233,516

Net assets consist of:
Shares of beneficial interest	$298,177,242
Distributable earnings	14,056,274
$312,233,516

Net Assets:
Class A	$259,079,270
Class C	$ 30,144,375
Class R	$ 6,958,788
Class S	$ 1,786,452
Class Y	$ 14,244,105
Class R5	$ 10,477
Class R6	$ 10,049

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	23,567,572
Class C	2,772,075
Class R	635,630
Class S	162,287
Class Y	1,297,334
Class R5	949
Class R6	910
Class A:
Net asset value per share	$ 10.99
Maximum offering price per share (Net asset value of $10.99 ÷ 94.50%)	$ 11.63
Class C:
Net asset value and offering price per share	$ 10.87
Class R:
Net asset value and offering price per share	$ 10.95
Class S:
Net asset value and offering price per share	$ 11.01
Class Y:
Net asset value and offering price per share	$ 10.98
Class R5:
Net asset value and offering price per share	$ 11.04
Class R6:
Net asset value and offering price per share	$ 11.04

*	At June 30, 2020, securities with an aggregate value of $3,251,643 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                      Invesco Select Risk: Moderately Conservative Investor Fund

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Dividends from affiliated underlying funds (includes securities lending income of $15,191)	$3,640,227

Expenses:
Administrative services fees	21,225

Custodian fees	1,752

Distribution fees:
Class A	312,597

Class C	153,107

Class R	17,596

Class S	1,310

Transfer agent fees – A, C, R, S and Y	199,533

Transfer agent fees – R5	5

Transfer agent fees – R6	5

Trustees’ and officers’ fees and benefits	7,562

Registration and filing fees	41,301

Reports to shareholders	22,672

Professional services fees	16,578

Other	10,276

Total expenses	805,519

Less: Expense offset arrangement(s)	(906)

Net expenses	804,613

Net investment income	2,835,614

Realized and unrealized gain (loss) from:
Net realized gain (loss) from affiliated underlying fund shares	(706,858)

Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	(11,215,436)

Net realized and unrealized gain (loss)	(11,922,294)

Net increase (decrease) in net assets resulting from operations	$(9,086,680)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                      Invesco Select Risk: Moderately Conservative Investor Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020 and the year ended December 31, 2019

(Unaudited)

	June 30, 2020	December 31, 2019
Operations:
Net investment income	$2,835,614	$8,640,444
Net realized gain (loss)	(706,858)	10,797,034
Change in net unrealized appreciation (depreciation)	(11,215,436)	19,685,915
Net increase (decrease) in net assets resulting from operations	(9,086,680)	39,123,393

Distributions to shareholders from distributable earnings:
Class A	(2,784,787)	(15,739,764)
Class C	(225,923)	(1,798,827)
Class R	(70,726)	(470,227)
Class S	(20,070)	(118,320)
Class Y	(165,851)	(623,354)
Class R5	(127)	(735)
Class R6	(120)	(681)
Total distributions from distributable earnings	(3,267,604)	(18,751,908)

Share transactions-net:
Class A	12,117,703	31,401,541
Class C	(1,687,141)	(26,851,515)
Class R	(514,822)	(188,658)
Class S	(15,570)	(70,180)
Class Y	4,569,671	2,634,664
Class R6	316	–
Net increase in net assets resulting from share transactions	14,470,157	6,925,852
Net increase in net assets	2,115,873	27,297,337

Net assets:
Beginning of period	310,117,643	282,820,306
End of period	$312,233,516	$310,117,643

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                      Invesco Select Risk: Moderately Conservative Investor Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/20	$11.47	$0.11	$(0.47)	$(0.36)	$(0.12)	$–	$(0.12)	$10.99	(3.08)%	$259,079	0.46	%(f)	0.46	%(f)	1.96	%(f)	8%
Year ended 12/31/19	10.68	0.35	1.18	1.53	(0.35)	(0.39)	(0.74)	11.47	14.39	257,703	0.48		0.48		3.01		28
Year ended 12/31/18	11.63	0.28	(0.80)	(0.52)	(0.28)	(0.15)	(0.43)	10.68	(4.50)	210,248	0.50		0.50		2.43		23
Year ended 12/31/17	11.13	0.24	0.63	0.87	(0.34)	(0.03)	(0.37)	11.63	7.87	233,998	0.53		0.53		2.11		11
Year ended 12/31/16	10.70	0.23	0.47	0.70	(0.22)	(0.05)	(0.27)	11.13	6.63	239,626	0.50		0.50		2.16		45
Year ended 12/31/15	11.34	0.26	(0.60)	(0.34)	(0.30)	–	(0.30)	10.70	(3.07)	246,518	0.51		0.51		2.24		12
Class C
Six months ended 06/30/20	11.34	0.06	(0.45)	(0.39)	(0.08)	–	(0.08)	10.87	(3.40)	30,144	1.21	(f)	1.21	(f)	1.21	(f)	8
Year ended 12/31/19	10.57	0.26	1.16	1.42	(0.26)	(0.39)	(0.65)	11.34	13.45	33,282	1.23		1.23		2.26		28
Year ended 12/31/18	11.51	0.19	(0.79)	(0.60)	(0.19)	(0.15)	(0.34)	10.57	(5.21)	57,060	1.25		1.25		1.68		23
Year ended 12/31/17	11.02	0.16	0.61	0.77	(0.25)	(0.03)	(0.28)	11.51	7.02	69,800	1.28		1.28		1.36		11
Year ended 12/31/16	10.59	0.15	0.47	0.62	(0.14)	(0.05)	(0.19)	11.02	5.88	70,906	1.25		1.25		1.41		45
Year ended 12/31/15	11.23	0.17	(0.60)	(0.43)	(0.21)	–	(0.21)	10.59	(3.86)	73,617	1.26		1.26		1.49		12
Class R
Six months ended 06/30/20	11.42	0.09	(0.45)	(0.36)	(0.11)	–	(0.11)	10.95	(3.13)	6,959	0.71	(f)	0.71	(f)	1.71	(f)	8
Year ended 12/31/19	10.64	0.32	1.17	1.49	(0.32)	(0.39)	(0.71)	11.42	14.05	7,777	0.73		0.73		2.76		28
Year ended 12/31/18	11.58	0.25	(0.79)	(0.54)	(0.25)	(0.15)	(0.40)	10.64	(4.68)	7,410	0.75		0.75		2.18		23
Year ended 12/31/17	11.09	0.21	0.62	0.83	(0.31)	(0.03)	(0.34)	11.58	7.52	8,359	0.78		0.78		1.86		11
Year ended 12/31/16	10.66	0.21	0.47	0.68	(0.20)	(0.05)	(0.25)	11.09	6.38	9,534	0.75		0.75		1.91		45
Year ended 12/31/15	11.30	0.23	(0.60)	(0.37)	(0.27)	–	(0.27)	10.66	(3.34)	10,448	0.76		0.76		1.99		12
Class S
Six months ended 06/30/20	11.48	0.11	(0.46)	(0.35)	(0.12)	–	(0.12)	11.01	(2.94)	1,786	0.36	(f)	0.36	(f)	2.06	(f)	8
Year ended 12/31/19	10.70	0.36	1.17	1.53	(0.36)	(0.39)	(0.75)	11.48	14.39	1,877	0.38		0.38		3.11		28
Year ended 12/31/18	11.64	0.29	(0.79)	(0.50)	(0.29)	(0.15)	(0.44)	10.70	(4.31)	1,814	0.40		0.40		2.53		23
Year ended 12/31/17	11.14	0.26	0.62	0.88	(0.35)	(0.03)	(0.38)	11.64	7.97	2,106	0.43		0.43		2.21		11
Year ended 12/31/16	10.71	0.25	0.46	0.71	(0.23)	(0.05)	(0.28)	11.14	6.73	2,162	0.40		0.40		2.26		45
Year ended 12/31/15	11.36	0.26	(0.60)	(0.34)	(0.31)	–	(0.31)	10.71	(3.05)	2,226	0.41		0.41		2.34		12
Class Y
Six months ended 06/30/20	11.45	0.12	(0.46)	(0.34)	(0.13)	–	(0.13)	10.98	(2.88)	14,244	0.21	(f)	0.21	(f)	2.21	(f)	8
Year ended 12/31/19	10.67	0.37	1.18	1.55	(0.38)	(0.39)	(0.77)	11.45	14.59	9,457	0.23		0.23		3.26		28
Year ended 12/31/18	11.62	0.31	(0.80)	(0.49)	(0.31)	(0.15)	(0.46)	10.67	(4.27)	6,268	0.25		0.25		2.68		23
Year ended 12/31/17	11.12	0.27	0.63	0.90	(0.37)	(0.03)	(0.40)	11.62	8.15	6,232	0.28		0.28		2.36		11
Year ended 12/31/16	10.69	0.26	0.47	0.73	(0.25)	(0.05)	(0.30)	11.12	6.90	4,767	0.25		0.25		2.41		45
Year ended 12/31/15	11.33	0.28	(0.60)	(0.32)	(0.32)	–	(0.32)	10.69	(2.83)	4,498	0.26		0.26		2.49		12
Class R5
Six months ended 06/30/20	11.52	0.12	(0.47)	(0.35)	(0.13)	–	(0.13)	11.04	(2.93)	10	0.18	(f)	0.18	(f)	2.24	(f)	8
Year ended 12/31/19	10.73	0.38	1.18	1.56	(0.38)	(0.39)	(0.77)	11.52	14.69	11	0.19		0.20		3.30		28
Year ended 12/31/18	11.68	0.31	(0.80)	(0.49)	(0.31)	(0.15)	(0.46)	10.73	(4.18)	10	0.21		0.21		2.72		23
Year ended 12/31/17	11.18	0.28	0.62	0.90	(0.37)	(0.03)	(0.40)	11.68	8.16	11	0.24		0.24		2.40		11
Year ended 12/31/16	10.74	0.27	0.48	0.75	(0.26)	(0.05)	(0.31)	11.18	7.03	14	0.20		0.20		2.46		45
Year ended 12/31/15	11.40	0.29	(0.62)	(0.33)	(0.33)	–	(0.33)	10.74	(2.92)	13	0.20		0.20		2.55		12
Class R6
Six months ended 06/30/20	11.52	0.12	(0.47)	(0.35)	(0.13)	–	(0.13)	11.04	(2.93)	10	0.18	(f)	0.18	(f)	2.24	(f)	8
Year ended 12/31/19	10.73	0.38	1.18	1.56	(0.38)	(0.39)	(0.77)	11.52	14.69	10	0.19		0.20		3.30		28
Year ended 12/31/18	11.67	0.31	(0.79)	(0.48)	(0.31)	(0.15)	(0.46)	10.73	(4.10)	9	0.21		0.21		2.72		23
Year ended 12/31/17(g)	11.40	0.21	0.40	0.61	(0.31)	(0.03)	(0.34)	11.67	5.38	10	0.24	(h)	0.24	(h)	2.40	(h)	11

(a)	Calculated using average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds 0.51%, 0.51%, 0.53%, 0.53%, 0.55% and 0.63% for the six months ended June 30, 2020 and for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $251,506, $30,792, $7,079, $1,757, $11,554, $10 and $10 for Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares, respectively.

(g)	Commencement date of April 4, 2017.
(h)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                               Invesco Select Risk: Moderately Conservative Investor Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Select Risk: Moderately Conservative Investor Fund, formerly Invesco Conservative Allocation Fund, (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”), an affiliate of Invesco. Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

Each Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds, as a result of having the same investment adviser, are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

12                               Invesco Select Risk: Moderately Conservative Investor Fund

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions – Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the

13                               Invesco Select Risk: Moderately Conservative Investor Fund

“Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.40%, 1.25%, 1.25% and 1.25%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2020, IDI advised the Fund that IDI retained $20,422 in front-end sales commissions from the sale of Class A shares and $9,671 and $1,417 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$310,683,834	$–	$–	$310,683,834
Money Market Funds	1,754,553	3,324,683	–	5,079,236
Total Investments	$312,438,387	$3,324,683	$–	$315,763,070

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $906.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be

14                      Invesco Select Risk: Moderately Conservative Investor Fund

invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $39,918,487 and $25,233,117, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$18,131,141

Aggregate unrealized (depreciation) of investments	(6,775,865)

Net unrealized appreciation of investments	$11,355,276

Cost of investments for tax purposes is $304,407,794.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended June 30, 2020(a)		Year ended December 31, 2019
	Shares	Amount	Shares	Amount

Sold:
Class A	4,512,288	$48,665,333	3,647,941	$42,214,594

Class C	527,547	5,602,751	787,692	8,977,542

Class R	82,670	895,866	203,322	2,333,044

Class S	470	5,100	4,052	46,992

Class Y	736,457	7,371,521	871,556	9,962,084

Class R6	33	356	-	-

Issued as reinvestment of dividends:
Class A	244,550	2,543,712	1,274,839	14,610,530

Class C	20,738	212,463	151,745	1,721,123

Class R	6,787	70,226	40,539	463,185

Class S	1,927	20,070	10,285	118,133

Class Y	15,215	158,304	51,860	594,040

Automatic conversion of Class C shares to Class A shares:
Class A	116,531	1,264,553	2,390,182	26,453,324

Class C	(117,858)	(1,264,553)	(2,416,618)	(26,453,324)

15                               Invesco Select Risk: Moderately Conservative Investor Fund

	Summary of Share Activity

	Six months ended June 30, 2020(a)		Year ended December 31, 2019
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(3,780,239)	$(40,355,895)	(4,517,172)	$(51,876,907)

Class C	(592,390)	(6,237,802)	(984,631)	(11,096,856)

Class R	(134,747)	(1,480,914)	(259,143)	(2,984,887)

Class S	(3,624)	(40,740)	(20,392)	(235,305)

Class Y	(280,022)	(2,960,154)	(685,014)	(7,921,460)

Class R6	(3)	(40)	-	-

Net increase (decrease) in share activity	1,356,330	$14,470,157	551,043	$6,925,852

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

16                               Invesco Select Risk: Moderately Conservative Investor Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(01/01/20)	(06/30/20)[1]	Period[2]	(06/30/20)	Period[2]	Ratio
Class A	$1,000.00	$969.20	$2.25	$1,022.58	$2.31	0.46%
Class C	1,000.00	966.00	5.91	1,018.85	6.07	1.21
Class R	1,000.00	968.70	3.48	1,021.33	3.57	0.71
Class S	1,000.00	970.60	1.76	1,023.07	1.81	0.36
Class Y	1,000.00	971.20	1.03	1,023.82	1.06	0.21
Class R5	1,000.00	970.70	0.88	1,023.97	0.91	0.18
Class R6	1,000.00	971.50	0.88	1,023.97	0.91	0.18

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17                               Invesco Select Risk: Moderately Conservative Investor Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Select Risk: Moderately Conservative Investor Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Conservative Allocation Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and reasonably comparable to the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary

18                               Invesco Select Risk: Moderately Conservative Investor Fund

to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated and unaffiliated exchange traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.

19                      Invesco Select Risk: Moderately Conservative Investor Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526                        Invesco Distributors, Inc.                                                                                     CAL-SAR-1

Semiannual Report to Shareholders	June 30, 2020

Invesco Oppenheimer International Diversified Fund
Nasdaq:
A: OIDAX ∎ C: OIDCX ∎ R: OIDNX ∎ Y: OIDYX ∎ R5: INDFX ∎ R6: OIDIX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Contracts
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                     Invesco Oppenheimer International Diversified Fund

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-5.15%
Class C Shares	-5.55
Class R Shares	-5.28
Class Y Shares	-5.04
Class R5 Shares	-5.04
Class R6 Shares	-4.97
MSCI ACWI ex USA Index▼	-11.00
Source(s): ▼RIMES Technologies Corp.

The MSCI ACWI ex USA® Index (Net) is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                     Invesco Oppenheimer International Diversified Fund

Average Annual Total Returns
As of 6/30/20, including maximum applicable sales charges

Class A Shares
Inception (9/27/05)	5.67%
10 Years	6.80
5 Years	3.80
1 Year	-3.66

Class C Shares
Inception (9/27/05)	5.53%
10 Years	6.60
5 Years	4.19
1 Year	0.13

Class R Shares
Inception (9/27/05)	5.77%
10 Years	7.12
5 Years	4.72
1 Year	1.66

Class Y Shares
Inception (9/27/05)	6.39%
10 Years	7.68
5 Years	5.26
1 Year	2.18

Class R5 Shares
10 Years	7.45%
5 Years	5.07
1 Year	2.25

Class R6 Shares
Inception (8/28/12)	7.86%
5 Years	5.43
1 Year	2.34

Effective May 24, 2019, Class A, Class C, Class R, Class Y, and Class I shares of the Oppenheimer International Diversified Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y, and Class R6 shares, respectively, of the Invesco Oppenheimer International Diversified Fund (the Fund). Returns shown above, prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R5 shares incepted on May 24, 2019. Performance shown prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                     Invesco Oppenheimer International Diversified Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                     Invesco Oppenheimer International Diversified Fund

Schedule of Investments

June 30, 2020

(Unaudited)

Invesco Oppenheimer International Diversified Fund

Schedule of Investments in Affiliated Issuers-99.42%(a)

	% of Net Assets 06/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/20	Value 06/30/20
Foreign Equity Funds-99.42%
Invesco Developing Markets Fund, Class R6	–	$–	$4,683,556	$(4,477,440)	$–	$(206,116)	$–	–	$–
Invesco International Companies Fund, Class R6	–	–	13,626,027	(12,582,992)	–	(1,043,035)	–	–	–
Invesco International Core Equity Fund, Class R6	–	–	6,270,884	(5,375,060)	–	(895,824)	–	–	–
Invesco International Growth Fund, Class R6	–	–	14,551,416	(12,518,254)	–	(2,033,162)	–	–	–
Invesco International Small Company Fund, Class R6	–	–	7,066,921	(6,156,039)	–	(910,882)	–	–	–
Invesco Low Volatility Emerging Markets Fund, Class R6	–	–	6,196,083	(3,576,930)	–	(2,619,153)	–	–	–
Invesco Oppenheimer Developing Markets Fund, Class R6	24.74%	1,217,931,305	81,920,459	(215,195,841)	(76,270,478)	(12,735,977)	–	23,922,380	995,649,468
Invesco Oppenheimer International Equity Fund, Class R6	24.92%	1,225,434,044	34,162,962	(164,943,055)	(62,257,878)	(29,354,047)	–	49,386,609	1,003,042,026
Invesco Oppenheimer International Growth Fund, Class R6	24.94%	1,226,907,619	46,036,226	(212,643,957)	(34,506,873)	(21,914,061)	–	23,488,043	1,003,878,954
Invesco Oppenheimer International Small-Mid Company Fund, Class R6	24.82%	1,223,427,877	52,933,737	(223,189,366)	(14,022,704)	(40,475,112)	–	21,221,301	998,674,432
Invesco RAFI™ Strategic Developed ex-US ETF	–	–	21,641,315	(17,707,660)	–	(3,933,655)	–	–	–
Invesco RAFI™ Strategic Developed ex-US Small Company ETF	–	–	10,639,139	(8,790,271)	–	(1,848,868)	–	–	–
Invesco RAFI™ Strategic Emerging Markets ETF	–	–	5,508,494	(4,430,833)	–	(1,077,661)	–	–	–
Invesco S&P International Developed Low Volatility ETF	–	–	13,042,191	(11,234,615)	–	(1,807,576)	–	–	–
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $3,015,423,867)	99.42%	$4,893,700,845	$318,279,410	$(902,822,313)	$(187,057,933)	$(120,855,129)	$–		$4,001,244,880
OTHER ASSETS LESS LIABILITIES	0.58%								23,315,551
NET ASSETS	100.00%								$4,024,560,431

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Oppenheimer International Diversified Fund

Portfolio Composition

% of total investments as of June 30, 2020

Invesco Oppenheimer International Growth Fund, Class R6	25.09%
Invesco Oppenheimer International Equity Fund, Class R6	25.07
Invesco Oppenheimer International Small-Mid Company Fund, Class R6	24.96
Invesco Oppenheimer Developing Markets Fund, Class R6	24.88

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Oppenheimer International Diversified Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $3,015,423,867)	$4,001,244,880
Cash	36,080,584
Receivable for:
Interest	1,185
Fund shares sold	2,153,353
Investment for trustee deferred compensation and retirement plans	175,478
Other assets	134,353
Total assets	4,039,789,833

Liabilities:
Payable for:
Dividends	372
Fund shares reacquired	12,746,384
Accrued fees to affiliates	1,741,660
Accrued trustees’ and officers’ fees and benefits	40,173
Accrued other operating expenses	517,848
Trustee deferred compensation and retirement plans	182,965
Total liabilities	15,229,402
Net assets applicable to shares outstanding	$4,024,560,431

Net assets consist of:
Shares of beneficial interest	$3,236,162,894
Distributable earnings	788,397,537
$4,024,560,431

Net Assets:
Class A	$1,183,513,895
Class C	$225,750,596
Class R	$170,893,209
Class Y	$1,698,045,612
Class R5	$31,417
Class R6	$746,325,702

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	67,124,641
Class C	13,317,110
Class R	9,850,418
Class Y	95,088,987
Class R5	1,775
Class R6	41,555,907
Class A:
Net asset value per share	$17.63
Maximum offering price per share (Net asset value of $17.63 ÷ 94.50%)	$18.66
Class C:
Net asset value and offering price per share	$16.95
Class R:
Net asset value and offering price per share	$17.35
Class Y:
Net asset value and offering price per share	$17.86
Class R5:
Net asset value and offering price per share	$17.70
Class R6:
Net asset value and offering price per share	$17.96

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Oppenheimer International Diversified Fund

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Interest	$75,548

Expenses:
Custodian fees	10,638

Distribution fees:
Class A	1,378,750

Class C	1,172,661

Class R	417,031

Transfer agent fees – A, C, R and Y	2,852,659

Transfer agent fees – R5	6

Transfer agent fees – R6	17,890

Trustees’ and officers’ fees and benefits	22,568

Registration and filing fees	73,003

Reports to shareholders	153,909

Professional services fees	26,929

Other	15,588

Total expenses	6,141,632

Less: Expense offset arrangement(s)	(8,300)

Net expenses	6,133,332

Net investment income (loss)	(6,057,784)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from affiliated underlying fund shares	(120,855,129)

Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	(187,057,933)

Net realized and unrealized gain (loss)	(307,913,062)

Net increase (decrease) in net assets resulting from operations	$(313,970,846)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Oppenheimer International Diversified Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020, period ended December 31, 2019, and the year ended April 30, 2019

(Unaudited)

	Six Months Ended June 30, 2020	Eight Months Ended December 31, 2019	Year Ended April 30, 2019
Operations:
Net investment income (loss)	$ (6,057,784)	$ 41,470,221	$ 39,846,449

Net realized gain (loss)	(120,855,129)	49,096,715	61,797,642

Change in net unrealized appreciation (depreciation)	(187,057,933)	242,001,602	(165,754,338)

Net increase (decrease) in net assets resulting from operations	(313,970,846)	332,568,538	(64,110,247)

Distributions to shareholders from distributable earnings:
Class A	(15,806,187)	(27,038,986)	(9,024,145)

Class C	(3,364,997)	(6,226,149)	–

Class R	(2,464,879)	(4,048,838)	(1,013,445)

Class Y	(24,562,099)	(49,236,307)	(23,341,642)

Class R5	(147)	(238)	–

Class R6	(10,243,028)	(16,842,332)	(7,383,520)

Total distributions from distributable earnings	(56,441,337)	(103,392,850)	(40,762,752)

Share transactions-net:
Class A	(14,088,570)	(5,395,367)	(140,795,623)

Class B	–	–	(1,525,600)

Class C	(34,643,303)	(144,127,334)	(48,097,923)

Class R	(3,310,491)	(21,144,118)	(9,226,616)

Class Y	(452,970,176)	(148,013,557)	461,261,248

Class R5	17,794	10,000	–

Class R6	(5,094,076)	29,275,576	275,131,274

Net increase (decrease) in net assets resulting from share transactions	(510,088,822)	(289,394,800)	536,746,760

Net increase (decrease) in net assets	(880,501,005)	(60,219,112)	431,873,761

Net assets:
Beginning of period	4,905,061,436	4,965,280,548	4,533,406,787

End of period	$4,024,560,431	$4,905,061,436	$4,965,280,548

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Oppenheimer International Diversified Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed (c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (e)
Class A
Six months ended 06/30/20	$18.88	$(0.04)	$(0.96)	$(1.00)	$(0.19)	$(0.06)	$(0.25)	$17.63	(5.15)%	$1,183,514	0.43	%(f)	0.43	%(f)	(0.43	)%(f)	5%
Eight months ended 12/31/19	18.00	0.14	1.14	1.28	(0.18)	(0.22)	(0.40)	18.88	7.16	1,279,901	0.44	(g)	0.44	(g)	1.16	(g)	5
Year ended 04/30/19	18.47	0.13	(0.47)	(0.34)	(0.13)	–	(0.13)	18.00	(1.73)	1,226,049	0.45		0.45		0.76		7
Year ended 04/30/18	15.75	0.08	2.71	2.79	(0.07)	–	(0.07)	18.47	17.73	1,406,336	0.47		0.48		0.48		30
Year ended 04/30/17	14.01	0.10	1.70	1.80	(0.06)	–	(0.06)	15.75	12.89	1,302,414	0.62		0.62		0.72		16
Year ended 04/30/16(h)	14.96	0.07	0.89	(0.82)	(0.13)	–	(0.13)	14.01	(5.45)	1,343,636	0.65		0.65		0.52		3
Year ended 04/30/15	14.73	0.10	0.22	0.32	(0.09)	–	(0.09)	14.96	2.21	1,527,713	0.65		0.65		0.70		7
Class C
Six months ended 06/30/20	18.24	(0.10)	(0.94)	(1.04)	(0.19)	(0.06)	(0.25)	16.95	(5.55)	225,751	1.18	(f)	1.18	(f)	(1.18	)(f)	5
Eight months ended 12/31/19	17.48	0.05	1.11	1.16	(0.18)	(0.22)	(0.40)	18.24	6.68	282,376	1.19	(g)	1.19	(g)	0.40	(g)	5
Year ended 04/30/19	17.92	0.00	(0.44)	(0.44)	–	–	–	17.48	(2.46)	417,155	1.20		1.20		0.01		7
Year ended 04/30/18	15.34	(0.05)	2.63	2.58	–	–	–	17.92	16.82	480,204	1.22		1.23		(0.27)		30
Year ended 04/30/17	13.69	(0.01)	1.66	1.65	–	–	–	15.34	12.05	394,497	1.37		1.37		(0.04)		16
Year ended 04/30/16(h)	14.62	(0.03)	(0.87)	(0.90)	(0.03)	–	(0.03)	13.69	(6.19)	428,917	1.40		1.40		(0.24)		3
Year ended 04/30/15	14.41	(0.00)	0.21	0.21	–	–	–	14.62	1.46	500,310	1.40		1.40		(0.02)		7
Class R
Six months ended 06/30/20	18.61	(0.06)	(0.95)	(1.01)	(0.19)	(0.06)	(0.25)	17.35	(5.28)	170,893	0.68	(f)	0.68	(f)	(0.68	)(f)	5
Eight months ended 12/31/19	17.77	0.11	1.13	1.24	(0.18)	(0.22)	(0.40)	18.61	7.03	187,607	0.69	(g)	0.69	(g)	0.90	(g)	5
Year ended 04/30/19	18.23	0.09	(0.46)	(0.37)	(0.09)	–	(0.09)	17.77	(1.96)	200,643	0.70		0.70		0.51		7
Year ended 04/30/18	15.56	0.04	2.66	2.70	(0.03)	–	(0.03)	18.23	17.38	215,588	0.72		0.73		0.23		30
Year ended 04/30/17	13.84	0.07	1.68	1.75	(0.03)	–	(0.03)	15.56	12.64	180,808	0.87		0.87		0.47		16
Year ended 04/30/16(h)	14.78	0.04	(0.89)	(0.85)	(0.09)	–	(0.09)	13.84	(5.73)	165,915	0.90		0.90		0.26		3
Year ended 04/30/15	14.56	0.07	0.21	0.28	(0.06)	–	(0.06)	14.78	1.96	175,025	0.90		0.90		0.49		7
Class Y
Six months ended 06/30/20	19.10	(0.02)	(0.97)	(0.99)	(0.19)	(0.06)	(0.25)	17.86	(5.04)	1,698,046	0.18	(f)	0.18	(f)	(0.18	)(f)	5
Eight months ended 12/31/19	18.17	0.17	1.16	1.33	(0.18)	(0.22)	(0.40)	19.10	7.37	2,349,592	0.17	(g)	0.19	(g)	1.43	(g)	5
Year ended 04/30/19	18.65	0.18	(0.48)	(0.30)	(0.18)	–	(0.18)	18.17	(1.41)	2,386,585	0.16		0.20		1.05		7
Year ended 04/30/18	15.91	0.13	2.73	2.86	(0.12)	–	(0.12)	18.65	18.00	1,968,444	0.22		0.23		0.73		30
Year ended 04/30/17	14.16	0.15	1.70	1.85	(0.10)	–	(0.10)	15.91	13.16	825,180	0.37		0.37		1.00		16
Year ended 04/30/16(h)	15.13	0.11	(0.91)	(0.80)	(0.17)	–	(0.17)	14.16	(5.27)	542,294	0.40		0.40		0.77		3
Year ended 04/30/15	14.89	0.15	0.22	0.37	(0.13)	–	(0.13)	15.13	2.56	537,066	0.40		0.40		1.00		7
Class R5
Six months ended 06/30/20	18.93	(0.01)	(0.97)	(0.98)	(0.19)	(0.06)	(0.25)	17.70	(5.04)	31	0.08	(f)	0.08	(f)	(0.08	)(f)	5
Period ended 12/31/19(i)	17.05	0.16	2.12	2.28	(0.18)	(0.22)	(0.40)	18.93	13.42	11	0.07	(g)	0.07	(g)	1.52	(g)	5
Class R6
Six months ended 06/30/20	19.19	(0.00)	(0.98)	(0.98)	(0.19)	(0.06)	(0.25)	17.96	(4.97)	746,326	0.02	(f)	0.02	(f)	(0.02	)(f)	5
Eight months ended 12/31/19	18.23	0.19	1.17	1.36	(0.18)	(0.22)	(0.40)	19.19	7.51	805,573	0.03	(g)	0.03	(g)	1.57	(g)	5
Year ended 04/30/19	18.73	0.20	(0.49)	(0.29)	(0.21)	–	(0.21)	18.23	(1.37)	734,849	0.04		0.04		1.17		7
Year ended 04/30/18	15.96	0.16	2.75	2.91	(0.14)	–	(0.14)	18.73	18.28	461,321	0.05		0.05		0.90		30
Year ended 04/30/17	14.20	0.17	1.71	1.88	(0.12)	–	(0.12)	15.96	13.39	197,537	0.18		0.18		1.15		16
Year ended 04/30/16(h)	15.17	0.14	(0.91)	(0.77)	(0.20)	–	(0.20)	14.20	(5.07)	124,159	0.21		0.21		0.99		3
Year ended 04/30/15	14.94	0.17	0.22	0.39	(0.16)	–	(0.16)	15.17	2.68	90,659	0.21		0.21		1.16		7

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.80% for the six months ended June 30, 2020.

(d)

Does not include indirect expenses from affiliated fund fees and expenses of 0.80%, 0.83%, 0.83%, 0.70%, 0.61% and 0.61% for the eight months ended December 31, 2019, and the years ended April 30, 2019, 2018, 2017, 2016 and 2015, respectively.

(e)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the six months ended June 30, 2020, the portfolio turnover calculation excludes the value of securities purchased of $103,226,025 and sold of $86,850,094 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco International Allocation Fund into the Fund.

(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $1,129,543, $235,821, $167,729, $1,871,656, $17 and $719,580 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(g)	Annualized.
(h)	The last business day of the reporting period was April 29, 2016.
(i)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Oppenheimer International Diversified Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Oppenheimer International Diversified Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form

12                     Invesco Oppenheimer International Diversified Fund

of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2-Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (including Acquired Fund Fees and Expenses of 0.80% and excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.29%, 2.04%, 1.54%, 0.99%, 0.91% and 0.88%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid

13                     Invesco Oppenheimer International Diversified Fund

monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2020, IDI advised the Fund that IDI retained $62,941 in front-end sales commissions from the sale of Class A shares and $5,527 and $6,120 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $8,300.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $318,279,410 and $902,822,313, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,056,158,966
Aggregate unrealized (depreciation) of investments	–
Net unrealized appreciation of investments	$1,056,158,966

14                     Invesco Oppenheimer International Diversified Fund

    Cost of investments for tax purposes is $2,945,085,914.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended June 30, 2020(a)		Eight Months Ended December 31, 2019		Year ended April 30, 2019
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	3,579,713	$60,350,353	6,465,842	$114,865,387	13,475,477	$233,470,075

Class B(b)	-	-	-	-	5	101

Class C	593,030	9,984,275	782,010	13,505,054	3,783,862	63,954,851

Class R	1,176,596	20,259,303	1,058,274	18,559,246	2,928,378	50,041,807

Class Y	12,914,926	220,031,184	21,409,286	383,804,109	71,086,639	1,237,747,429

Class R5(c)	-	-	587	10,000	-	-

Class R6	6,438,649	110,829,190	9,533,780	171,148,378	24,567,400	430,789,901

Issued as reinvestment of dividends:
Class A	914,080	14,588,934	1,346,796	25,279,390	551,633	8,445,496

Class C	200,784	3,084,046	320,909	5,818,071	-	-

Class R	156,261	2,454,903	211,615	3,912,769	62,565	946,600

Class Y	1,234,280	19,945,958	2,344,166	44,492,266	1,372,910	21,183,991

Class R6	608,892	9,894,488	830,038	15,828,822	446,441	6,910,915

Automatic conversion of Class C shares to Class A shares:
Class A	589,084	9,992,667	5,051,847	89,676,020	-	-

Class C	(611,251)	(9,992,667)	(5,209,541)	(89,676,020)	-	-

Issued in connection with acquisitions:(d)
Class A	4,474,858	70,953,506	-	-	-	-

Class C	337,421	5,148,589	-	-	-	-

Class R	178,785	2,790,224	-	-	-	-

Class Y	340,735	5,470,330	-	-	-	-

Class R5(c)	1,945	30,967	-	-	-	-

Class R6	71,883	1,160,426	-	-	-	-

Reacquired:
Class A	(10,207,833)	(169,974,030)	(13,209,948)	(235,216,164)	(22,057,206)	(382,711,194)

Class B(b)	-	-	-	-	(84,325)	(1,525,701)

Class C	(2,687,383)	(42,867,546)	(4,273,421)	(73,774,439)	(6,712,974)	(112,052,774)

Class R	(1,742,259)	(28,814,921)	(2,478,394)	(43,616,133)	(3,524,190)	(60,215,023)

Class Y	(42,417,839)	(698,417,648)	(32,113,528)	(576,309,932)	(46,617,520)	(797,670,172)

Class R5(c)	(757)	(13,173)	-	-	-	-

Class R6	(7,539,074)	(126,978,180)	(8,688,962)	(157,701,624)	(9,349,077)	(162,569,542)

Net increase (decrease) in share activity	(31,394,474)	$(510,088,822)	(16,618,644)	$(289,394,800)	29,930,018	$536,746,760

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	All outstanding Class B shares converted to Class A shares on June 1, 2018.
(c)	Commencement date after the close of business on May 24, 2019.
(d)

After the close of business on May 15, 2020, the Fund acquired all the net assets of Invesco International Allocation Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on February 14, 2020. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 5,405,627 shares of the Fund for 9,055,913 shares outstanding of the Target Fund as of the close of business on May 15, 2020. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, May 15, 2020. The Target Fund’s net assets as of the close of business on May 15, 2020 of $85,554,042, including $(19,010,969) of unrealized appreciation (depreciation), were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $3,633,326,283 and $3,718,880,324 immediately after the acquisition.

The pro forma results of operations for the six months ended June 30, 2020 assuming the reorganization had been completed on January 1, 2020, the beginning of the annual reporting period are as follows:

15                     Invesco Oppenheimer International Diversified Fund

Net investment income (loss)	$(6,088,529)

Net realized/unrealized gains (losses)	(332,026,889)

Change in net assets resulting from operations	$(338,115,418)

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since May 16, 2020.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

NOTE 11–Significant Event

Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer International Diversified Fund to Invesco International Diversified Fund.

16                     Invesco Oppenheimer International Diversified Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(01/01/20)	(06/30/20)[1]	Period[2]	(06/30/20)	Period[2]	Ratio
Class A	$1,000.00	$948.50	$2.08	$1,022.73	$2.16	0.43%
Class C	1,000.00	944.50	5.70	1,019.00	5.92	1.18
Class R	1,000.00	947.20	3.29	1,021.48	3.42	0.68
Class Y	1,000.00	949.60	0.87	1,023.97	0.91	0.18
Class R5	1,000.00	949.60	0.39	1,024.47	0.40	0.08
Class R6	1,000.00	950.30	0.10	1,024.76	0.10	0.02

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17                     Invesco Oppenheimer International Diversified Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Oppenheimer International Diversified Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the MSCI EAFE® Growth Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and three year periods and reasonably comparable to the performance of the Index for the five year period. The Board considered that the Fund was created in connection with the Transaction and that the Fund’s performance prior to the closing of the Transaction after the close of business on May 24, 2019 is that of its predecessor fund. The Board noted that the Fund is a fund of funds that invests primarily in four underlying affiliated funds, and discussed how the performance of the underlying funds contributed to or detracted from the Fund’s performance. The Board specifically noted that stock selection in certain sectors and exposure to certain emerging market securities through investments in the underlying funds detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon

18                     Invesco Oppenheimer International Diversified Fund

any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only four funds (including the Fund) in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated and unaffiliated exchange traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.

19                     Invesco Oppenheimer International Diversified Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers:811-02699 and 002-57526	Invesco Distributors, Inc.	O-IDIV-SAR-1

Semiannual Report to Shareholders	June 30, 2020

Invesco Oppenheimer Main Street Mid Cap Fund®
Nasdaq:
A: OPMSX ∎ C: OPMCX ∎ R: OPMNX ∎ Y: OPMYX ∎ R5: MSMJX ∎ R6: OPMIX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
19	Fund Expenses
20	Approval of Investment Advisory and Sub-Advisory Contracts

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

     We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

     Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

     In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at

blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                      Invesco Oppenheimer Main Street Mid Cap Fund®

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-11.33%
Class C Shares	-11.66
Class R Shares	-11.43
Class Y Shares	-11.22
Class R5 Shares	-11.15
Class R6 Shares	-11.14
Russell Midcap Index▼	-9.13

Source(s): ▼RIMES Technologies Corp.

The Russell Midcap® Index is an unmanaged index considered representative of mid-cap stocks. The Russell Midcap Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                      Invesco Oppenheimer Main Street Mid Cap Fund®

Average Annual Total Returns
As of 6/30/20, including maximum applicable sales charges

Class A Shares
Inception (8/2/99)	8.99%
10 Years	9.59
5 Years	2.79
1 Year	-8.72

Class C Shares
Inception (8/2/99)	8.91%
10 Years	9.38
5 Years	3.18
1 Year	-4.96

Class R Shares
Inception (3/1/01)	7.75%
10 Years	9.92
5 Years	3.69
1 Year	-3.62

Class Y Shares
Inception (8/2/99)	9.69%
10 Years	10.53
5 Years	4.21
1 Year	-3.14

Class R5 Shares
10 Years	10.25%
5 Years	4.04
1 Year	-3.02

Class R6 Shares
Inception (10/26/12)	9.53%
5 Years	4.40
1 Year	-2.96

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Main Street Mid Cap Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Main Street Mid Cap Fund (the Fund). Returns shown above, prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                      Invesco Oppenheimer Main Street Mid Cap Fund®

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                      Invesco Oppenheimer Main Street Mid Cap Fund®

Schedule of Investments(a)

June 30, 2020

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests-98.48%
Aerospace & Defense-1.40%
L3Harris Technologies, Inc.	197,202	$ 33,459,263

Apparel Retail-1.26%
Ross Stores, Inc.(b)	352,498	30,046,929

Application Software-3.59%
Manhattan Associates, Inc.(b)	158,327	14,914,403

Q2 Holdings, Inc.(b)	131,515	11,282,672

Synopsys, Inc.(b)	305,656	59,602,920

		85,799,995

Asset Management & Custody Banks-1.87%
Northern Trust Corp.	564,664	44,800,442

Auto Parts & Equipment-1.40%
Visteon Corp.(b)	490,674	33,611,169

Automotive Retail-1.41%
Advance Auto Parts, Inc.	236,657	33,711,790

Biotechnology-2.20%
Neurocrine Biosciences, Inc.(b)	166,683	20,335,326

Seattle Genetics, Inc.(b)	189,987	32,282,591

		52,617,917

Building Products-1.58%
Trane Technologies PLC	423,868	37,715,775

Cable & Satellite-1.27%
Liberty Broadband Corp., Class C(b)	245,280	30,404,909

Communications Equipment-1.49%
Motorola Solutions, Inc.	254,763	35,699,939

Construction Machinery & Heavy Trucks-0.90%
Wabtec Corp.	372,813	21,462,844

Construction Materials-1.44%
Vulcan Materials Co.	297,193	34,429,809

Data Processing & Outsourced Services-2.43%
Fiserv, Inc.(b)	596,050	58,186,401

Distillers & Vintners-1.03%
Constellation Brands, Inc., Class A	140,283	24,542,511

Diversified Chemicals-1.71%
Eastman Chemical Co.	585,796	40,794,833

Diversified Support Services-1.29%
Cintas Corp.	115,819	30,849,549

Electric Utilities-0.93%
Eversource Energy	265,903	22,141,743

Electronic Equipment & Instruments-2.21%
Keysight Technologies, Inc.(b)	524,188	52,827,667

Environmental & Facilities Services-2.09%
Republic Services, Inc.	608,634	49,938,420

	Shares	Value

Financial Exchanges & Data-1.75%
Intercontinental Exchange, Inc.	335,438	$ 30,726,121

Tradeweb Markets, Inc., Class A	191,471	11,132,124

		41,858,245

Gas Utilities-1.65%
Atmos Energy Corp.	225,504	22,455,688

Southwest Gas Holdings, Inc.	212,085	14,644,469

UGI Corp.	76,486	2,432,255

		39,532,412

General Merchandise Stores-1.84%
Target Corp.	366,291	43,929,280

Gold-0.53%
Franco-Nevada Corp. (Canada)	90,223	12,598,740

Health Care Equipment-5.75%
Boston Scientific Corp.(b)	489,581	17,189,189

DexCom, Inc.(b)	58,831	23,850,087

Hill-Rom Holdings, Inc.	273,779	30,055,459

STERIS PLC	106,536	16,346,884

Teleflex, Inc.	83,281	30,312,618

Zimmer Biomet Holdings, Inc.	165,033	19,698,339

		137,452,576

Health Care Facilities-1.03%
HCA Healthcare, Inc.(b)	254,881	24,738,750

Health Care Services-2.54%
Guardant Health, Inc.(b)	185,616	15,059,026

LHC Group, Inc.(b)	261,849	45,645,518

		60,704,544

Health Care Supplies-0.62%
Alcon, Inc. (Switzerland)(b)	260,352	14,923,377

Homebuilding-1.19%
D.R. Horton, Inc.	514,409	28,523,979

Human Resource & Employment Services-1.37%
Korn Ferry	1,066,941	32,787,097

Hypermarkets & Super Centers-2.01%
BJ’s Wholesale Club Holdings, Inc.(b)	1,290,396	48,093,059

Industrial Machinery-2.89%
ITT, Inc.	469,715	27,591,059

Stanley Black & Decker, Inc.	298,217	41,565,486

		69,156,545

Industrial REITs-1.80%
Prologis, Inc.	461,243	43,047,809

Insurance Brokers-1.54%
Arthur J. Gallagher & Co.	377,507	36,803,157

Interactive Home Entertainment-1.78%
Zynga, Inc., Class A(b)	4,473,077	42,673,155

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                      Invesco Oppenheimer Main Street Mid Cap Fund®

	Shares	Value

IT Consulting & Other Services-4.16%
Amdocs Ltd.	521,907	$ 31,773,698

CACI International, Inc., Class A(b)	198,720	43,098,394

KBR, Inc.	1,087,299	24,518,592

		99,390,684

Leisure Products-0.38%
Peloton Interactive, Inc., Class A(b)	156,402	9,035,343

Managed Health Care-1.22%
Humana, Inc.	75,519	29,282,492

Multi-Utilities-2.83%
CMS Energy Corp.	395,092	23,081,275

Consolidated Edison, Inc.	336,918	24,234,512

Public Service Enterprise Group, Inc.	412,022	20,255,001

		67,570,788

Office REITs-0.87%
Alexandria Real Estate Equities, Inc.	128,534	20,854,641

Oil & Gas Equipment & Services-1.21%
Schlumberger Ltd.	1,568,238	28,839,898

Oil & Gas Refining & Marketing-1.01%
Valero Energy Corp.	410,315	24,134,728

Oil & Gas Storage & Transportation-2.63%
Magellan Midstream Partners L.P.	1,008,933	43,555,638

Shell Midstream Partners L.P.	1,571,567	19,283,127

		62,838,765

Packaged Foods & Meats-1.27%
Conagra Brands, Inc.	862,842	30,346,153

Pharmaceuticals-2.09%
Catalent, Inc.(b)	315,501	23,126,223

Elanco Animal Health, Inc.(b)	1,251,641	26,847,700

		49,973,923

Property & Casualty Insurance-0.65%
Fidelity National Financial, Inc.	504,603	15,471,128

Railroads-2.31%
Canadian Pacific Railway Ltd. (Canada)	216,197	55,203,742

Regional Banks-3.87%
PNC Financial Services Group, Inc. (The)	335,272	35,273,967

SVB Financial Group(b)	138,831	29,922,246

TCF Financial Corp.	931,415	27,402,229

		92,598,442

Investment Abbreviations:

REIT - Real Estate Investment Trust

	Shares	Value

Residential REITs-1.08%
American Homes 4 Rent, Class A	956,945	$ 25,741,820

Restaurants-1.17%
Wendy’s Co. (The)	1,288,608	28,065,882

Semiconductor Equipment-2.80%
KLA Corp.	176,887	34,400,984

MKS Instruments, Inc.	287,803	32,590,811

		66,991,795

Semiconductors-2.32%
Analog Devices, Inc.	268,113	32,881,378

Microchip Technology, Inc.	214,598	22,599,316

		55,480,694

Soft Drinks-1.29%
Coca-Cola European Partners PLC (United Kingdom)	818,668	30,912,904

Specialized REITs-2.64%
Equinix, Inc.	28,877	20,280,317

Lamar Advertising Co., Class A	641,362	42,817,327

		63,097,644

Specialty Stores-1.71%
Tractor Supply Co.	310,860	40,968,239

Trading Companies & Distributors-1.18%
Fastenal Co.	660,670	28,303,103

Total Common Stocks & Other Equity Interests (Cost $2,078,900,197)		2,354,967,438

Money Market Funds-1.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(c)(d)	8,925,167	8,925,167

Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(c)(d)	6,369,279	6,373,737

Invesco Treasury Portfolio, Institutional Class, 0.08%(c)(d)	10,200,191	10,200,191

Total Money Market Funds (Cost $25,498,041)		25,499,095

TOTAL INVESTMENTS IN SECURITIES-99.55% (Cost $2,104,398,238)		2,380,466,533

OTHER ASSETS LESS LIABILITIES-0.45%		10,801,696

NET ASSETS-100.00%		$2,391,268,229

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                      Invesco Oppenheimer Main Street Mid Cap Fund®

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,429,689	$246,134,667	$(249,639,189)	$ -	$ -	$ 8,925,167	$90,653
Invesco Liquid Assets Portfolio, Institutional Class	-	17,164,350	(10,790,828)	1,054	(839)	6,373,737	4,020
Invesco Treasury Portfolio, Institutional Class	-	26,842,386	(16,642,195)	-	-	10,200,191	1,257
Total	$12,429,689	$290,141,403	$(277,072,212)	$1,054	$(839)	$25,499,095	$95,930

(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2020

Information Technology	19.00%

Health Care	15.46

Industrials	15.01

Consumer Discretionary	10.37

Financials	9.68

Real Estate	6.39

Consumer Staples	5.60

Utilities	5.40

Energy	4.84

Materials	3.67

Communication Services	3.06

Money Market Funds Plus Other Assets Less Liabilities	1.52

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                      Invesco Oppenheimer Main Street Mid Cap Fund®

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $ 2,078,900,197)	$2,354,967,438

Investments in affiliated money market funds, at value (Cost $ 25,498,041)	25,499,095

Cash	2,645,085

Receivable for:
Investments sold	21,520,858

Fund shares sold	776,066

Dividends	2,323,861

Investment for trustee deferred compensation and retirement plans	661,712

Other assets	116,145

Total assets	2,408,510,260

Liabilities:
Payable for:
Investments purchased	10,917,692

Fund shares reacquired	3,176,216

Accrued fees to affiliates	1,711,828

Accrued trustees’ and officers’ fees and benefits	5,348

Accrued other operating expenses	728,771

Trustee deferred compensation and retirement plans	702,176

Total liabilities	17,242,031

Net assets applicable to shares outstanding	$2,391,268,229

Net assets consist of:
Shares of beneficial interest	$2,176,719,832

Distributable earnings	214,548,397

$2,391,268,229

Net Assets:
Class A	$1,698,653,563

Class C	$104,291,153

Class R	$145,941,269

Class Y	$352,201,589

Class R5	$12,570,803

Class R6	$77,609,852

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	75,970,670

Class C	6,057,489

Class R	7,012,167

Class Y	14,280,048

Class R5	559,666

Class R6	3,150,952

Class A:
Net asset value per share	$22.36

Maximum offering price per share (Net asset value of $22.36 ÷ 94.50%)	$23.66

Class C:
Net asset value and offering price per share	$17.22

Class R:
Net asset value and offering price per share	$20.81

Class Y:
Net asset value and offering price per share	$24.66

Class R5:
Net asset value and offering price per share	$22.46

Class R6:
Net asset value and offering price per share	$24.63

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                      Invesco Oppenheimer Main Street Mid Cap Fund®

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $39,243)	$17,582,402

Dividends from affiliated money market funds	95,930

Total investment income	17,678,332

Expenses:
Advisory fees	5,997,766

Administrative services fees	135,836

Custodian fees	2,782

Distribution fees:
Class A	1,502,614

Class C	476,447

Class R	318,932

Transfer agent fees - A, C, R and Y	1,989,588

Transfer agent fees - R5	1,527

Transfer agent fees - R6	11,370

Trustees’ and officers’ fees and benefits	17,175

Registration and filing fees	66,146

Reports to shareholders	61,432

Professional services fees	22,004

Other	6,528

Total expenses	10,610,147

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(234,260)

Net expenses	10,375,887

Net investment income	7,302,445

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(47,791,320)

Foreign currencies	(565)

(47,791,885)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(140,313,043)

Foreign currencies	363

(140,312,680)

Net realized and unrealized gain (loss)	(188,104,565)

Net increase (decrease) in net assets resulting from operations	$(180,802,120)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                      Invesco Oppenheimer Main Street Mid Cap Fund®

Statement of Changes in Net Assets

For the six months ended June 30, 2020, period ended December 31, 2019, and the year ended June 30, 2019

(Unaudited)

	Six Months Ended June 30, 2020	Six Months Ended December 31, 2019	Year Ended June 30, 2019

Operations:

Net investment income	$7,302,445	$5,777,427	$7,073,358

Net realized gain (loss)	(47,791,885)	85,583,265	182,530,480

Change in net unrealized appreciation (depreciation)	(140,312,680)	90,440,095	(152,875,082)

Net increase (decrease) in net assets resulting from operations	(180,802,120)	181,800,787	36,728,756

Distributions to shareholders from distributable earnings:

Class A	(34,584,368)	(63,196,401)	(129,236,446)

Class C	(3,523,476)	(6,727,260)	(31,252,854)

Class R	(3,913,346)	(7,447,588)	(17,143,063)

Class Y	(9,035,832)	(20,574,164)	(47,435,484)

Class R5	(536)	(543)	–

Class R6	(1,554,864)	(2,773,998)	(21,243,038)

Total distributions from distributable earnings	(52,612,422)	(100,719,954)	(246,310,885)

Share transactions–net:

Class A	505,893,341	(86,584,010)	81,517,124

Class C	7,874,662	(15,004,302)	(115,465,588)

Class R	19,345,225	(12,265,226)	(4,836,902)

Class Y	(46,275,825)	(38,953,232)	(81,549,877)

Class R5	11,451,188	–	10,000

Class R6	19,931,420	(64,825,608)	(185,852,891)

Net increase (decrease) in net assets resulting from share transactions	518,220,011	(217,632,378)	(306,178,134)

Net increase (decrease) in net assets	284,805,469	(136,551,545)	(515,760,263)

Net assets:

Beginning of period	2,106,462,760	2,243,014,305	2,758,774,568

End of period	$2,391,268,229	$2,106,462,760	$2,243,014,305

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                      Invesco Oppenheimer Main Street Mid Cap Fund®

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 06/30/20	$26.13	$0.09	$(3.13)	$(3.04)	$-	$(0.73)	$(0.73)	$22.36	(11.33)%	$1,698,654	1.10	%(e)	1.12	%(e)	0.76	%(e)	45%
Six months ended 12/31/19	25.18	0.07	2.18	2.25	-	(1.30)	(1.30)	26.13	8.95	1,326,188	1.10	(f)	1.12	(f)	0.51	(f)	27
Year ended 06/30/19	27.59	0.08	0.25	0.33	-	(2.74)	(2.74)	25.18	2.50	1,364,726	1.09		1.09		0.30		59
Year ended 06/30/18	28.59	0.02	2.84	2.86	(0.12)	(3.74)	(3.86)	27.59	10.67	1,383,592	1.09		1.10		0.08		60
Year ended 06/30/17	25.57	0.10	3.72	3.82	(0.23)	(0.57)	(0.80)	28.59	15.17	1,486,121	1.10		1.11		0.37		68
Year ended 06/30/16	30.15	0.11	(1.44)	(1.33)	(0.11)	(3.14)	(3.25)	25.57	(3.80)	1,521,154	1.11		1.11		0.43		87
Year ended 06/30/15	33.30	0.14	1.47	1.61	(0.19)	(4.57)	(4.76)	30.15	5.58	1,806,592	1.10		1.10		0.46		82
Class C
Six months ended 06/30/20	20.41	0.00	(2.46)	(2.46)	-	(0.73)	(0.73)	17.22	(11.66)	104,291	1.84	(e)	1.88	(e)	0.02	(e)	45
Six months ended 12/31/19	20.00	(0.02)	1.73	1.71	-	(1.30)	(1.30)	20.41	8.56	111,246	1.84	(f)	1.88	(f)	(0.23	)(f)	27
Year ended 06/30/19	22.69	(0.09)	0.14	0.05	-	(2.74)	(2.74)	20.00	1.75	123,764	1.84		1.85		(0.46)		59
Year ended 06/30/18	24.22	(0.16)	2.37	2.21	-	(3.74)	(3.74)	22.69	9.84	269,651	1.84		1.85		(0.68)		60
Year ended 06/30/17	21.79	(0.09)	3.17	3.08	(0.08)	(0.57)	(0.65)	24.22	14.32	301,630	1.85		1.86		(0.38)		68
Year ended 06/30/16	26.29	(0.07)	(1.29)	(1.36)	-	(3.14)	(3.14)	21.79	(4.54)	320,353	1.86		1.86		(0.33)		87
Year ended 06/30/15	29.66	(0.08)	1.28	1.20	-	(4.57)	(4.57)	26.29	4.78	386,109	1.85		1.85		(0.29)		82
Class R
Six months ended 06/30/20	24.41	0.05	(2.92)	(2.87)	-	(0.73)	(0.73)	20.81	(11.43)	145,941	1.34	(e)	1.38	(e)	0.52	(e)	45
Six months ended 12/31/19	23.63	0.03	2.05	2.08	-	(1.30)	(1.30)	24.41	8.81	145,346	1.34	(f)	1.38	(f)	0.27	(f)	27
Year ended 06/30/19	26.13	0.01	0.23	0.24	-	(2.74)	(2.74)	23.63	2.28	152,799	1.34		1.35		0.05		59
Year ended 06/30/18	27.28	(0.05)	2.69	2.64	(0.05)	(3.74)	(3.79)	26.13	10.37	171,923	1.34		1.35		(0.18)		60
Year ended 06/30/17	24.44	0.03	3.55	3.58	(0.17)	(0.57)	(0.74)	27.28	14.88	179,018	1.35		1.36		0.12		68
Year ended 06/30/16	28.97	0.04	(1.40)	(1.36)	(0.03)	(3.14)	(3.17)	24.44	(4.08)	176,639	1.36		1.36		0.17		87
Year ended 06/30/15	32.18	0.06	1.42	1.48	(0.12)	(4.57)	(4.69)	28.97	5.33	222,755	1.35		1.35		0.21		82
Class Y
Six months ended 06/30/20	28.69	0.13	(3.43)	(3.30)	-	(0.73)	(0.73)	24.66	(11.22)	352,202	0.84	(e)	0.88	(e)	1.02	(e)	45
Six months ended 12/31/19	27.49	0.11	2.39	2.50	-	(1.30)	(1.30)	28.69	9.11	458,670	0.84	(f)	0.88	(f)	0.77	(f)	27
Year ended 06/30/19	29.84	0.15	0.30	0.45	(0.06)	(2.74)	(2.80)	27.49	2.73	477,999	0.84		0.85		0.55		59
Year ended 06/30/18	30.62	0.10	3.05	3.15	(0.19)	(3.74)	(3.93)	29.84	10.96	596,309	0.84		0.85		0.32		60
Year ended 06/30/17	27.33	0.18	3.98	4.16	(0.30)	(0.57)	(0.87)	30.62	15.44	637,592	0.85		0.86		0.62		68
Year ended 06/30/16	31.99	0.19	(1.53)	(1.34)	(0.18)	(3.14)	(3.32)	27.33	(3.57)	545,648	0.86		0.86		0.67		87
Year ended 06/30/15	35.05	0.24	1.55	1.79	(0.28)	(4.57)	(4.85)	31.99	5.86	688,662	0.85		0.85		0.72		82
Class R5
Six months ended 06/30/20	26.19	0.13	(3.13)	(3.00)	-	(0.73)	(0.73)	22.46	(11.15)	12,571	0.72	(e)	0.76	(e)	1.14	(e)	45
Six months ended 12/31/19	25.18	0.11	2.20	2.31	-	(1.30)	(1.30)	26.19	9.19	11	0.72	(f)	0.72	(f)	0.88	(f)	27
Period ended 06/30/19(g)	23.91	0.02	1.25	1.27	-	-	-	25.18	5.31	11	0.72	(f)	0.74	(f)	0.66	(f)	59
Class R6
Six months ended 06/30/20	28.63	0.15	(3.42)	(3.27)	-	(0.73)	(0.73)	24.63	(11.14)	77,610	0.67	(e)	0.70	(e)	1.19	(e)	45
Six months ended 12/31/19	27.41	0.13	2.39	2.52	-	(1.30)	(1.30)	28.63	9.21	65,001	0.67	(f)	0.69	(f)	0.94	(f)	27
Year ended 06/30/19	29.77	0.20	0.29	0.49	(0.11)	(2.74)	(2.85)	27.41	2.92	123,716	0.67		0.68		0.71		59
Year ended 06/30/18	30.57	0.15	3.03	3.18	(0.24)	(3.74)	(3.98)	29.77	11.11	337,300	0.67		0.67		0.49		60
Year ended 06/30/17	27.28	0.23	3.98	4.21	(0.35)	(0.57)	(0.92)	30.57	15.72	383,913	0.67		0.67		0.79		68
Year ended 06/30/16	31.95	0.24	(1.53)	(1.29)	(0.24)	(3.14)	(3.38)	27.28	(3.43)	377,123	0.67		0.67		0.87		87
Year ended 06/30/15	35.00	0.28	1.58	1.86	(0.34)	(4.57)	(4.91)	31.95	6.08	491,236	0.66		0.66		0.84		82

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the six months ended December 31, 2019 and the years ended June 30, 2019, 2018, 2017, 2016 and 2015, respectively.

(d)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the six months ended June 30, 2020, the portfolio turnover calculation excludes the value of securities purchased of $654,478,527 in connection with the acquisition of Invesco Mid Cap Core Equity Fund into the Fund.

(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $1,267,159, $95,813, $128,274, $360,555, $3,072 and $61,297 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                      Invesco Oppenheimer Main Street Mid Cap Fund®

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Oppenheimer Main Street Mid Cap Fund® (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

13                      Invesco Oppenheimer Main Street Mid Cap Fund®

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital – Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

H.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

I.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

J.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

14                      Invesco Oppenheimer Main Street Mid Cap Fund®

L.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Effective May 15, 2020, under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
First $ 200 million	0.735%
Next $200 million	0.730%
Next $200 million	0.690%
Next $200 million	0.660%
Next $4.2 billion	0.600%
Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

Prior to May 15, 2020, the Fund accrued daily and paid monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
First $ 200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $4.2 billion	0.600%
Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.63%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.10%, 1.84%, 1.34%, 0.84%, 0.72% and 0.67%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $8,085 and reimbursed class level expenses of $97,836, $17,795, $23,762, $67,373, $587 and $9,041 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company

15                      Invesco Oppenheimer Main Street Mid Cap Fund®

(“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2020, IDI advised the Fund that IDI retained $60,085 in front-end sales commissions from the sale of Class A shares and $219 and $3,422 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended June 30, 2020, the Fund incurred $1,142 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2020, the Fund engaged in securities purchases of $5,761,814.

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $9,781.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate

16                      Invesco Oppenheimer Main Street Mid Cap Fund®

by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2019.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $787,575,513 and $1,025,244,633, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$391,367,173

Aggregate unrealized (depreciation) of investments	(136,078,409)

Net unrealized appreciation of investments	$255,288,764

Cost of investments for tax purposes is $2,125,177,769.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended June 30, 2020(a)		Six Months Ended December 31, 2019		Year ended June 30, 2019
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	1,967,223	$43,466,038	1,558,827	$40,015,071	9,663,663	$238,429,303

Class C	352,825	6,090,485	289,167	5,872,269	1,128,632	23,267,775

Class R	593,899	12,067,873	357,499	8,586,020	1,086,912	25,742,401

Class Y	2,254,280	54,117,083	981,331	27,581,608	3,273,397	89,558,219

Class R5(b)	12,668	286,514	-	-	418	10,000

Class R6	342,863	8,505,446	347,707	9,715,322	1,251,452	33,432,010

Issued as reinvestment of dividends:
Class A	1,663,715	33,404,737	2,359,300	61,436,535	5,602,034	124,813,298

Class C	223,491	3,457,373	315,978	6,430,256	1,713,876	30,455,614

Class R	209,257	3,910,991	294,230	7,158,621	764,107	16,000,417

Class Y	367,016	8,125,743	677,773	19,377,538	1,832,844	44,538,103

Class R5	12	232	-	-	-	-

Class R6	69,895	1,544,682	88,219	2,516,900	875,229	21,180,541

Automatic conversion of Class C shares to Class A shares:
Class A	201,475	4,500,889	456,476	11,789,093	-	-

Class C	(259,551)	(4,500,889)	(575,749)	(11,789,093)	-	-

Issued in connection with acquisitions:(c)
Class A	27,899,990	570,126,566	-	-	-	-

Class C	1,278,483	20,135,590	-	-	-	-

Class R	1,480,209	28,155,567	-	-	-	-

Class Y	1,581,831	35,642,900	-	-	-	-

Class R5	572,078	11,736,265	-	-	-	-

Class R6	1,083,493	24,374,640	-	-	-	-

17                      Invesco Oppenheimer Main Street Mid Cap Fund®

	Summary of Share Activity

	Six months ended June 30, 2020(a)		Six Months Ended December 31, 2019		Year ended June 30, 2019
	Shares	Amount	Shares	Amount	Shares	Amount

Reacquired:
Class A	(6,509,602)	$(145,604,889)	(7,829,773)	$(199,824,709)	(11,216,071)	$(281,725,477)

Class C	(987,892)	(17,307,897)	(767,084)	(15,517,734)	(8,539,435)	(169,188,977)

Class R	(1,225,157)	(24,789,206)	(1,164,854)	(28,009,867)	(1,962,244)	(46,579,720)

Class Y	(5,907,584)	(144,161,551)	(3,060,937)	(85,912,378)	(7,705,151)	(215,646,199)

Class R5	(25,510)	(571,823)	-	-	-	-

Class R6	(615,520)	(14,493,348)	(2,679,391)	(77,057,830)	(8,943,360)	(240,465,442)

Net increase (decrease) in share activity	26,623,887	$518,220,011	(8,351,281)	$(217,632,378)	(11,173,697)	$(306,178,134)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 13% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date after the close of business on May 24, 2019.
(c)

After the close of business on May 15, 2020, the Fund acquired all the net assets of Invesco Mid Cap Core Equity Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on February 14, 2020. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 33,896,084 shares of the Fund for 51,582,605 shares outstanding of the Target Fund as of the close of business on May 15, 2020. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, May 15, 2020. The Target Fund’s net assets as of the close of business on May 15, 2020 of $690,171,528, including $31,812,390 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $1,532,015,423 and $2,222,186,951 immediately after the acquisition.

The pro forma results of operations for the six months ended June 30, 2020 assuming the reorganization had been completed on January 1, 2020, the beginning of the annual reporting period are as follows:

Net investment income	$8,244,602

Net realized/unrealized gains (losses)	(358,454,490)

Change in net assets resulting from operations	$(350,209,888)

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since May 16, 2020.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

NOTE 12–Significant Event

Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Main Street Mid Cap Fund® to Invesco Main Street Mid Cap Fund®.

18                      Invesco Oppenheimer Main Street Mid Cap Fund®

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(01/01/20)	(06/30/20)[1]	Period[2]	(06/30/20)	Period[2]	Ratio
Class A	$1,000.00	$886.70	$5.16	$1,019.39	$5.52	1.10%
Class C	1,000.00	883.40	8.62	1,015.71	9.22	1.84
Class R	1,000.00	885.70	6.28	1,018.20	6.72	1.34
Class Y	1,000.00	887.80	3.94	1,020.69	4.22	0.84
Class R5	1,000.00	888.50	3.38	1,021.28	3.62	0.72
Class R6	1,000.00	888.60	3.15	1,021.53	3.37	0.67

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

19                      Invesco Oppenheimer Main Street Mid Cap Fund®

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Oppenheimer Main Street Mid Cap Fund®’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Russell Midcap® Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one year period, the second quintile for the three year period, and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board considered that the Fund was created in connection with the Transaction and that the Fund’s performance prior to the closing of the Transaction after the close of business on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective May 2020 and that the Broadridge materials did not reflect this reduced contractual management fee schedule. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in

20                      Invesco Oppenheimer Main Street Mid Cap Fund®

providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco

Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

21                      Invesco Oppenheimer Main Street Mid Cap Fund®

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

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∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526                         Invesco Distributors, Inc.                                                                                      O-MSM-SAR-1

Semiannual Report to Shareholders	June 30, 2020

Invesco Oppenheimer Main Street Small Cap Fund®
Nasdaq:
A: OSCAX ∎ C: OSCCX ∎ R: OSCNX ∎ Y: OSCYX ∎ R5: MNSQX ∎ R6: OSSIX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Contracts

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                      Invesco Oppenheimer Main Street Small Cap Fund®

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/19 to 6/30/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-10.90%
Class C Shares	-11.24
Class R Shares	-11.07
Class Y Shares	-10.77
Class R5 Shares	-10.76
Class R6 Shares	-10.74
Russell 2000 Index▼	-12.98

Source(s): ▼RIMES Technologies Corp.

The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000® Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                      Invesco Oppenheimer Main Street Small Cap Fund®

Average Annual Total Returns
As of 6/30/20, including maximum applicable sales charges

Class A Shares
Inception (5/17/13)	6.15%
5 Years	2.80
1 Year	-8.35

Class C Shares
Inception (5/17/13)	6.15%
5 Years	3.19
1 Year	-4.77

Class R Shares
Inception (5/17/13)	6.67%
5 Years	3.69
1 Year	-3.34

Class Y Shares
Inception (5/17/13)	7.33%
5 Years	4.28
1 Year	-2.73

Class R5 Shares
Inception	7.05%
5 Years	4.05
1 Year	-2.68

Class R6 Shares
Inception (5/17/13)	7.45%
5 Years	4.40
1 Year	-2.66

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Main Street Small Cap Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Main Street Small Cap Fund (the Fund). Returns shown above, prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                      Invesco Oppenheimer Main Street Small Cap Fund®

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

5                      Invesco Oppenheimer Main Street Small Cap Fund®

Schedule of Investments(a)

June 30, 2020

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests-98.70%

Air Freight & Logistics-0.58%
Hub Group, Inc., Class A(b)	57,660	$2,759,608

Aluminum-1.01%
Kaiser Aluminum Corp.	65,711	4,837,644

Application Software-6.33%
Bottomline Technologies (DE), Inc.(b)	157,345	7,988,406

Envestnet, Inc.(b)	48,965	3,600,886

j2 Global, Inc.(b)	106,130	6,708,477

Paylocity Holding Corp.(b)	37,431	5,460,808

Q2 Holdings, Inc.(b)	74,630	6,402,508

		30,161,085

Asset Management & Custody Banks-1.42%
Federated Hermes, Inc., Class B	101,892	2,414,840

Focus Financial Partners, Inc., Class A(b)	131,455	4,344,588

		6,759,428

Auto Parts & Equipment-2.66%
Dorman Products, Inc.(b)	81,865	5,490,686

Visteon Corp.(b)	105,252	7,209,762

		12,700,448

Automotive Retail-2.72%
AutoNation, Inc.(b)	178,346	6,702,243

Monro, Inc.	114,167	6,272,335

		12,974,578

Biotechnology-3.56%
Emergent BioSolutions, Inc.(b)	112,351	8,884,717

G1 Therapeutics, Inc.(b)	62,392	1,513,630

Twist Bioscience Corp.(b)	60,780	2,753,334

uniQure N.V. (Netherlands)(b)	47,660	2,147,560

Zai Lab Ltd., ADR (China)(b)	20,340	1,670,524

		16,969,765

Building Products-1.19%
Masonite International Corp.(b)	73,248	5,697,229

Construction & Engineering-0.94%
Comfort Systems USA, Inc.	51,778	2,109,954

Valmont Industries, Inc.	20,712	2,353,297

		4,463,251

Construction Materials-1.19%
Summit Materials, Inc., Class A(b)	352,807	5,673,137

Diversified Banks-0.99%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	193,538	4,720,392

Diversified Metals & Mining-1.02%
Compass Minerals International, Inc.	100,214	4,885,432

Electrical Components & Equipment-2.75%
Atkore International Group, Inc.(b)	149,050	4,076,517

EnerSys	60,960	3,924,605

	Shares	Value

Electrical Components & Equipment-(continued)
Generac Holdings, Inc.(b)	41,744	$5,089,846

		13,090,968

Environmental & Facilities Services-0.46%
US Ecology, Inc.(b)	64,636	2,189,868

Gas Utilities-3.54%
National Fuel Gas Co.	84,480	3,542,246

South Jersey Industries, Inc.	277,878	6,944,171

Suburban Propane Partners L.P.	447,092	6,393,416

		16,879,833

General Merchandise Stores-0.66%
Ollie’s Bargain Outlet Holdings, Inc.(b)	32,182	3,142,572

Health Care Equipment-3.39%
AtriCure, Inc.(b)	106,610	4,792,120

CryoPort, Inc.(b)	108,656	3,286,844

Tandem Diabetes Care, Inc.(b)	81,760	8,087,699

		16,166,663

Health Care Facilities-0.54%
Tenet Healthcare Corp.(b)	141,764	2,567,346

Health Care Services-4.69%
1Life Healthcare, Inc.(b)	65,733	2,387,423

Addus HomeCare Corp.(b)	74,255	6,873,043

LHC Group, Inc.(b)	75,260	13,119,323

		22,379,789

Health Care Supplies-1.83%
OraSure Technologies, Inc.(b)	138,751	1,613,674

Quidel Corp.(b)	31,816	7,118,512

		8,732,186

Health Care Technology-1.50%
Inspire Medical Systems, Inc.(b)	81,916	7,128,330

Homebuilding-1.04%
TopBuild Corp.(b)	43,677	4,969,132

Hotel & Resort REITs-0.98%
DiamondRock Hospitality Co.(b)	847,993	4,689,401

Household Products-1.20%
Energizer Holdings, Inc.	120,860	5,739,641

Human Resource & Employment Services-3.64%
ASGN, Inc.(b)	148,096	9,875,041

Korn Ferry	242,886	7,463,887

		17,338,928

Hypermarkets & Super Centers-2.06%
BJ’s Wholesale Club Holdings, Inc.(b)	262,957	9,800,407

Industrial Machinery-4.45%
Chart Industries, Inc.(b)	67,652	3,280,446

EnPro Industries, Inc.	79,524	3,919,738

Evoqua Water Technologies Corp.(b)	236,604	4,400,834

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                      Invesco Oppenheimer Main Street Small Cap Fund®

	Shares	Value

Industrial Machinery-(continued)
Mayville Engineering Co., Inc.(b)	184,486	$1,457,439

Rexnord Corp.	280,414	8,174,068

		21,232,525

Insurance Brokers-0.44%
Selectquote, Inc.(b)	82,863	2,098,920

Interactive Home Entertainment-2.06%
Zynga, Inc., Class A(b)	1,027,657	9,803,848

Investment Banking & Brokerage-1.06%
Stifel Financial Corp.	106,197	5,036,924

IT Consulting & Other Services-4.12%
CACI International, Inc., Class A(b)	29,979	6,501,846

KBR, Inc.	309,482	6,978,819

Perspecta, Inc.	265,263	6,162,059

		19,642,724

Leisure Facilities-0.29%
Cedar Fair L.P.(b)	50,317	1,383,717

Life Sciences Tools & Services-2.47%
Adaptive Biotechnologies Corp.(b)	64,335	3,112,527

NeoGenomics, Inc.(b)	115,734	3,585,440

Repligen Corp.(b)	41,266	5,100,890

		11,798,857

Multi-Utilities-0.96%
Avista Corp.	126,179	4,591,654

Office REITs-1.17%
Brandywine Realty Trust	510,851	5,563,167

Office Services & Supplies-1.54%
ACCO Brands Corp.	1,032,419	7,330,175

Oil & Gas Refining & Marketing-1.32%
Renewable Energy Group, Inc.(b)	253,694	6,286,537

Oil & Gas Storage & Transportation-0.45%
Noble Midstream Partners L.P.	254,280	2,151,209

Packaged Foods & Meats-0.82%
Simply Good Foods Co. (The)(b)	209,771	3,897,545

Paper Products-0.60%
Schweitzer-Mauduit International, Inc., Class A	85,287	2,849,439

Personal Products-0.86%
BellRing Brands, Inc., Class A(b)	206,319	4,114,001

Pharmaceuticals-1.26%
Axsome Therapeutics, Inc.(b)	23,773	1,956,043

Collegium Pharmaceutical, Inc.(b)	130,820	2,289,350

Intersect ENT, Inc.(b)	129,080	1,747,743

		5,993,136

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

	Shares	Value

Property & Casualty Insurance-0.40%
ProSight Global, Inc.(b)	215,033	$1,913,794

Regional Banks-7.44%
BankUnited, Inc.	201,448	4,079,322

Berkshire Hills Bancorp, Inc.	175,697	1,936,181

Cathay General Bancorp	118,246	3,109,870

CIT Group, Inc.	141,039	2,923,738

Heritage Financial Corp.	229,855	4,597,100

IBERIABANK Corp.	101,812	4,636,518

OceanFirst Financial Corp.	224,370	3,955,643

Pacific Premier Bancorp, Inc.	213,523	4,629,179

Signature Bank	22,842	2,442,267

Sterling Bancorp	268,741	3,149,645

		35,459,463

Restaurants-3.91%
Jack in the Box, Inc.(b)	81,576	6,043,966

Texas Roadhouse, Inc.(b)	125,506	6,597,850

Wendy’s Co. (The)	274,705	5,983,075

		18,624,891

Semiconductor Equipment-4.02%
Brooks Automation, Inc.	192,417	8,512,528

MKS Instruments, Inc.	94,273	10,675,475

		19,188,003

Semiconductors-1.65%
Semtech Corp.(b)	150,641	7,866,473

Specialized REITs-3.74%
EPR Properties(b)	162,827	5,394,458

Four Corners Property Trust, Inc.	331,487	8,088,283

National Storage Affiliates Trust	151,615	4,345,286

		17,828,027

Thrifts & Mortgage Finance-1.78%
WSFS Financial Corp.	295,540	8,481,998

Total Common Stocks & Other Equity Interests (Cost $411,972,034)		470,554,088

Money Market Funds-1.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.09%(c)(d)	1,688,071	1,688,071

Invesco Liquid Assets Portfolio, Institutional Class, 0.39%(c)(d)	1,204,498	1,205,342

Invesco Treasury Portfolio, Institutional Class, 0.08%(c)(d)	1,929,223	1,929,223

Total Money Market Funds (Cost $4,822,684)		4,822,636

TOTAL INVESTMENTS IN SECURITIES-99.71% (Cost $416,794,718)		475,376,724

OTHER ASSETS LESS LIABILITIES–0.29%		1,393,633

NET ASSETS-100.00%		$476,770,357

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                      Invesco Oppenheimer Main Street Small Cap Fund®

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,581,422	$85,462,222	$(86,355,573)	$-	$-	$1,688,071	$22,509
Invesco Liquid Assets Portfolio, Institutional Class	-	4,239,697	(3,033,932)	(48)	(375)	1,205,342	475
Invesco Treasury Portfolio, Institutional Class	-	6,783,515	(4,854,292)	-	-	1,929,223	157
Total	$2,581,422	$96,485,434	$(94,243,797)	$(48)	$(375)	$4,822,636	$23,141

(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2020

Health Care	19.24%

Information Technology	16.12

Industrials	15.54

Financials	13.52

Consumer Discretionary	11.28

Real Estate	5.89

Consumer Staples	4.94

Utilities	4.51

Materials	3.83

Communication Services	2.06

Energy	1.77

Money Market Funds Plus Other Assets Less Liabilities	1.30

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                      Invesco Oppenheimer Main Street Small Cap Fund®

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $ 411,972,034)	$470,554,088

Investments in affiliated money market funds, at value (Cost $ 4,822,684)	4,822,636

Cash	499,847

Receivable for:
Investments sold	780,813

Fund shares sold	324,526

Dividends	322,478

Investment for trustee deferred compensation and retirement plans	23,384

Other assets	117,574

Total assets	477,445,346

Liabilities:
Payable for:
Fund shares reacquired	312,132

Accrued fees to affiliates	273,925

Accrued trustees’ and officers’ fees and benefits	3,615

Accrued other operating expenses	61,933

Trustee deferred compensation and retirement plans	23,384

Total liabilities	674,989

Net assets applicable to shares outstanding	$476,770,357

Net assets consist of:
Shares of beneficial interest	$437,570,165

Distributable earnings	39,200,192

$476,770,357

Net Assets:
Class A	$123,652,464

Class C	$29,511,806

Class R	$24,395,145

Class Y	$106,981,597

Class R5	$10,095

Class R6	$192,219,250

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	8,850,332

Class C	2,223,713

Class R	1,775,257

Class Y	7,593,150

Class R5	720

Class R6	13,598,994

Class A:
Net asset value per share	$13.97

Maximum offering price per share (Net asset value of $13.97 ÷ 94.50%)	$14.78

Class C:
Net asset value and offering price per share	$13.27

Class R:
Net asset value and offering price per share	$13.74

Class Y:
Net asset value and offering price per share	$14.09

Class R5:
Net asset value and offering price per share	$14.02

Class R6:
Net asset value and offering price per share	$14.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                      Invesco Oppenheimer Main Street Small Cap Fund®

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Dividends	$3,893,777

Dividends from affiliated money market funds	23,141

Total investment income	3,916,918

Expenses:
Advisory fees	1,780,612

Administrative services fees	35,494

Custodian fees	132

Distribution fees:
Class A	140,229

Class C	151,025

Class R	57,928

Transfer agent fees – A, C, R and Y	371,008

Transfer agent fees – R5	3

Transfer agent fees – R6	14,579

Trustees’ and officers’ fees and benefits	10,315

Registration and filing fees	61,063

Reports to shareholders	2,787

Professional services fees	15,016

Other	172

Total expenses	2,640,363

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(126,372)

Net expenses	2,513,991

Net investment income	1,402,927

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities (includes net gains from securities sold to affiliates of $ 1,546,449)	(14,399,271)

Change in net unrealized appreciation (depreciation) of investment securities	(72,339,537)

Net realized and unrealized gain (loss)	(86,738,808)

Net increase (decrease) in net assets resulting from operations	$(85,335,881)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                      Invesco Oppenheimer Main Street Small Cap Fund®

Statement of Changes in Net Assets

For the six months ended June 30, 2020, period ended December 31, 2019, and the year ended April 30, 2019

(Unaudited)

	Six Months Ended June 30, 2020	Eight Months Ended December 31, 2019	Year Ended April 30, 2019

Operations:
Net investment income	$1,402,927	$1,254,061	$1,328,781

Net realized gain (loss)	(14,399,271)	3,092,827	32,473,081

Change in net unrealized appreciation (depreciation)	(72,339,537)	41,619,903	(11,157,957)

Net increase (decrease) in net assets resulting from operations	(85,335,881)	45,966,791	22,643,905

Distributions to shareholders from distributable earnings:
Class A	–	(434,695)	(9,643,377)

Class C	–	(118,822)	(3,160,847)

Class R	–	(81,727)	(1,513,150)

Class Y	–	(454,477)	(13,798,110)

Class R5	–	(34)	–

Class R6	–	(815,542)	(18,887,741)

Total distributions from distributable earnings	–	(1,905,297)	(47,003,225)

Share transactions–net:
Class A	(2,426,211)	(8,207,218)	34,741,385

Class C	(3,605,664)	(8,988,822)	8,289,219

Class R	416,277	951,881	6,159,774

Class Y	(22,446,491)	(27,158,509)	31,112,299

Class R5	–	10,000	–

Class R6	(40,238,688)	(37,091,372)	34,914,388

Net increase (decrease) in net assets resulting from share transactions	(68,300,777)	(80,484,040)	115,217,065

Net increase (decrease) in net assets	(153,636,658)	(36,422,546)	90,857,745

Net assets:
Beginning of period	630,407,015	666,829,561	575,971,816

End of period	$476,770,357	$630,407,015	$666,829,561

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                      Invesco Oppenheimer Main Street Small Cap Fund®

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 06/30/20	$15.68	$0.02	$(1.73)	$(1.71)	$–	$–	$–	$13.97	(10.90)%	$123,652	1.20	%(e)	1.25	%(e)	0.37	%(e)	20%
Eight months ended 12/31/19	14.62	0.01	1.10	1.11	–	(0.05)	(0.05)	15.68	7.58	141,880	1.20	(f)	1.25	(f)	0.09	(f)	19
Year ended 04/30/19	15.09	0.00	0.58	0.58	–	(1.05)	(1.05)	14.62	4.46	140,651	1.17		1.17		0.01		46
Year ended 04/30/18	14.87	(0.01)	1.08	1.07	(0.04)	(0.81)	(0.85)	15.09	7.08	112,937	1.20		1.21		(0.06)		52
Year ended 04/30/17	12.08	0.00	2.82	2.82	(0.03)	–	(0.03)	14.87	23.49	108,776	1.22		1.23		0.02		67
Year ended 04/30/16(g)	12.76	0.05	(0.69)	(0.64)	(0.04)	–	(0.04)	12.08	(5.06)	49,494	1.25		1.25		0.44		53
Year ended 04/30/15	11.57	0.03	1.20	1.23	(0.00)	(0.04)	(0.04)	12.76	10.67	34,343	1.25		1.30		0.25		55
Class C
Six months ended 06/30/20	14.95	(0.02)	(1.66)	(1.68)	–	–	–	13.27	(11.24)	29,512	1.94	(e)	2.01	(e)	(0.37	)(e)	20
Eight months ended 12/31/19	14.01	(0.06)	1.05	0.99	–	(0.05)	(0.05)	14.95	7.06	37,488	1.94	(f)	2.01	(f)	(0.66	)(f)	19
Year ended 04/30/19	14.62	(0.11)	0.55	0.44	–	(1.05)	(1.05)	14.01	3.62	44,391	1.93		1.93		(0.74)		46
Year ended 04/30/18	14.50	(0.12)	1.05	0.93	–	(0.81)	(0.81)	14.62	6.31	38,424	1.95		1.96		(0.83)		52
Year ended 04/30/17	11.84	(0.10)	2.76	2.66	–	–	–	14.50	22.55	33,274	1.97		1.98		(0.74)		67
Year ended 04/30/16(g)	12.57	(0.04)	(0.69)	(0.73)	–	–	–	11.84	(5.81)	14,441	2.01		2.01		(0.34)		53
Year ended 04/30/15	11.49	(0.07)	1.19	1.12	–	(0.04)	(0.04)	12.57	9.77	9,878	2.13		2.13		(0.59)		55
Class R
Six months ended 06/30/20	15.45	0.01	(1.72)	(1.71)	–	–	–	13.74	(11.07)	24,395	1.45	(e)	1.51	(e)	0.12	(e)	20
Eight months ended 12/31/19	14.43	(0.02)	1.09	1.07	–	(0.05)	(0.05)	15.45	7.41	26,910	1.45	(f)	1.51	(f)	(0.16	)(f)	19
Year ended 04/30/19	14.95	(0.04)	0.57	0.53	–	(1.05)	(1.05)	14.43	4.16	24,188	1.43		1.43		(0.24)		46
Year ended 04/30/18	14.75	(0.05)	1.08	1.03	(0.02)	(0.81)	(0.83)	14.95	6.79	18,749	1.45		1.46		(0.35)		52
Year ended 04/30/17	12.00	(0.03)	2.79	2.76	(0.01)	–	(0.01)	14.75	23.17	10,343	1.48		1.49		(0.25)		67
Year ended 04/30/16(g)	12.68	0.02	(0.69)	(0.67)	(0.01)	–	(0.01)	12.00	(5.31)	4,060	1.51		1.51		0.15		53
Year ended 04/30/15	11.53	(0.01)	1.20	1.19	–	(0.04)	(0.04)	12.68	10.34	3,027	1.60		1.61		(0.09)		55
Class Y
Six months ended 06/30/20	15.79	0.05	(1.75)	(1.70)	–	–	–	14.09	(10.77)	106,982	0.90	(e)	1.01	(e)	0.67	(e)	20
Eight months ended 12/31/19	14.69	0.04	1.11	1.15	–	(0.05)	(0.05)	15.79	7.82	152,406	0.90	(f)	1.01	(f)	0.38	(f)	19
Year ended 04/30/19	15.16	0.04	0.58	0.62	(0.04)	(1.05)	(1.09)	14.69	4.73	169,801	0.90		0.93		0.28		46
Year ended 04/30/18	14.93	0.03	1.09	1.12	(0.08)	(0.81)	(0.89)	15.16	7.35	149,641	0.90		0.96		0.18		52
Year ended 04/30/17	12.13	0.05	2.82	2.87	(0.07)	–	(0.07)	14.93	23.85	81,433	0.90		0.98		0.38		67
Year ended 04/30/16(g)	12.81	0.09	(0.69)	(0.60)	(0.08)	–	(0.08)	12.13	(4.72)	59,422	0.90		1.00		0.76		53
Year ended 04/30/15	11.59	0.04	1.24	1.28	(0.02)	(0.04)	(0.06)	12.81	11.05	47,128	0.88		1.01		0.33		55
Class R5
Six months ended 06/30/20	15.71	0.05	(1.74)	(1.69)	–	–	–	14.02	(10.76)	10	0.82	(e)	0.82	(e)	0.75	(e)	20
Period ended 12/31/19(h)	13.89	0.04	1.83	1.87	–	(0.05)	(0.05)	15.71	13.45	11	0.82	(f)	0.82	(f)	0.47	(f)	19
Class R6
Six months ended 06/30/20	15.83	0.05	(1.75)	(1.70)	–	–	–	14.13	(10.74)	192,219	0.77	(e)	0.77	(e)	0.80	(e)	20
Eight months ended 12/31/19	14.72	0.05	1.11	1.16	–	(0.05)	(0.05)	15.83	7.87	271,711	0.77	(f)	0.78	(f)	0.52	(f)	19
Year ended 04/30/19	15.19	0.07	0.57	0.64	(0.06)	(1.05)	(1.11)	14.72	4.85	287,799	0.76		0.76		0.43		46
Year ended 04/30/18	14.95	0.06	1.08	1.14	(0.09)	(0.81)	(0.90)	15.19	7.58	256,221	0.77		0.77		0.38		52
Year ended 04/30/17	12.14	0.07	2.82	2.89	(0.08)	–	(0.08)	14.95	23.97	353,945	0.78		0.78		0.51		67
Year ended 04/30/16(g)	12.82	0.11	(0.70)	(0.59)	(0.09)	–	(0.09)	12.14	(4.63)	294,108	0.80		0.80		0.91		53
Year ended 04/30/15	11.58	0.10	1.20	1.30	(0.02)	(0.04)	(0.06)	12.82	11.26	187,997	0.79		0.80		0.80		55

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the eight months ended December 31, 2019 and the years ended April 30, 2019, 2018, 2017, 2016 and 2015, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $119,626, $30,371, $23,298, $120,496, $10 and $209,412 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Annualized.
(g)	The last business day of the reporting period was April 29, 2016.
(h)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                      Invesco Oppenheimer Main Street Small Cap Fund®

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Oppenheimer Main Street Small Cap Fund® (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

13                      Invesco Oppenheimer Main Street Small Cap Fund®

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital — Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes –The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

H.

Expenses –Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

I.

Accounting Estimates –The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

J.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

K.

Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

14                      Invesco Oppenheimer Main Street Small Cap Fund®

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
First $ 200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $4.2 billion	0.600%
Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended June 30, 2020, the effective advisory fee rate incurred by the Fund was 0.71%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.20%, 1.94%, 1.45%, 0.90%, 082% and 0.77%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $2,638 and reimbursed class level expenses of $29,288, $11,099, $7,358, $68,034, $0 and $5,101 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2020, IDI advised the Fund that IDI retained $30,784 in front-end sales commissions from the sale of Class A shares and $0 and $1,091 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

15                      Invesco Oppenheimer Main Street Small Cap Fund®

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2020, the Fund engaged in securities purchases of $3,654,924 and securities sales of $2,934,198, which resulted in net realized gains of $1,546,449.

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,854.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2019, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$3,672,227	$–	$3,672,227

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $98,214,713 and $168,904,052, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$114,225,756
Aggregate unrealized (depreciation) of investments	(60,726,566)
Net unrealized appreciation of investments	$53,499,190

Cost of investments for tax purposes is $421,877,534.

16                      Invesco Oppenheimer Main Street Small Cap Fund®

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended June 30, 2020(a)		Eight Months Ended December 31, 2019		Year ended April 30, 2019
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	1,295,747	$16,883,028	1,118,748	$16,370,400	5,020,727	$78,539,366

Class C	281,861	3,401,697	292,738	4,074,086	1,112,608	16,709,353

Class R	243,587	3,170,843	319,692	4,591,186	654,514	9,850,067

Class Y	2,492,484	32,019,905	2,170,101	31,798,799	7,307,710	112,911,128

Class R5(b)	-	-	720	10,000	-	-

Class R6	511,691	6,098,897	677,398	9,796,250	4,142,433	59,270,062

Issued as reinvestment of dividends:
Class A	-	-	28,327	433,968	716,429	9,628,806

Class C	-	-	8,126	118,721	243,961	3,151,975

Class R	-	-	5,379	81,173	113,704	1,510,194

Class Y	-	-	29,445	454,335	1,021,525	13,790,591

Class R6	-	-	44,213	683,967	1,233,835	16,681,452

Automatic conversion of Class C shares to Class A shares:
Class A	50,002	675,012	378,825	5,348,743	-	-

Class C	(52,540)	(675,012)	(395,832)	(5,348,743)	-	-

Reacquired:
Class A	(1,544,201)	(19,984,251)	(2,100,050)	(30,360,329)	(3,598,215)	(53,426,787)

Class C	(512,721)	(6,332,349)	(566,443)	(7,832,886)	(816,867)	(11,572,109)

Class R	(210,360)	(2,754,566)	(259,641)	(3,720,478)	(345,969)	(5,200,487)

Class Y	(4,549,682)	(54,466,396)	(4,106,523)	(59,411,643)	(6,639,579)	(95,589,420)

Class R6	(4,072,542)	(46,337,585)	(3,116,077)	(47,571,589)	(2,693,773)	(41,037,126)

Net increase (decrease) in share activity	(6,066,674)	$(68,300,777)	(5,470,854)	$(80,484,040)	7,473,043	$115,217,065

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 18% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 36% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

(b)	Commencement date after the close of business on May 24, 2019.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

NOTE 12–Significant Event

Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Main Street Small Cap Fund® to Invesco Main Street Small Cap Fund® .

17                      Invesco Oppenheimer Main Street Small Cap Fund®

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$891.00	$5.64	$1,018.90	$6.02	1.20%
Class C	1,000.00	887.60	9.10	1,015.22	9.72	1.94
Class R	1,000.00	889.30	6.81	1,017.65	7.27	1.45
Class Y	1,000.00	892.30	4.23	1,020.39	4.52	0.90
Class R5	1,000.00	892.40	3.86	1,020.79	4.12	0.82
Class R6	1,000.00	892.60	3.62	1,021.03	3.87	0.77

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

18                      Invesco Oppenheimer Main Street Small Cap Fund®

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Oppenheimer Main Street Small Cap Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Russell 2000® Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Board considered that the Fund was created in connection with the Transaction and that the Fund’s performance prior to the closing of the Transaction after the close of business on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The

19                      Invesco Oppenheimer Main Street Small Cap Fund®

Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/ waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2019.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

20                      Invesco Oppenheimer Main Street Small Cap Fund®

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents. With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526                         Invesco Distributors, Inc.                                                                                      O-MSS-SAR-1

Semiannual Report to Shareholders	June 30, 2020

Invesco Oppenheimer Master Event-Linked Bond Fund
Nasdaq: MELBX

2	Letters to Shareholders
3	Fund Performance
5	Liquidity Risk Management Program
6	Schedule of Investments
12	Statement of Assets and Liabilities
15	Financial Highlights
16	Notes to Financial Statements
22	Fund Expenses
23	Approval of Investment Advisory and Sub-Advisory Contracts

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

Shares of Oppenheimer Master Event-Linked Bond Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933 (the “Securities Act”), as amended. Investments in the Fund may only be made by certain “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. This report does not constitute an offer to sell, or the solicitation of an offer to buy, any “security” within the meaning of the Securities Act.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Andrew Schlossberg

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                     Invesco Oppenheimer Master Event-Linked Bond Fund

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/19 to 6/30/20
Class R6 Shares	1.59%
Swiss Re Global Cat Bond Index▼	1.77
Source(s): ▼Bloomberg L.P.

The Swiss Re Global Cat Bond Index tracks outstanding US dollar denominated catastro-phe bonds.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

3                     Invesco Oppenheimer Master Event-Linked Bond Fund

Average Annual Total Returns
As of 6/30/20

Class R6 Shares
Inception (6/16/08)	4.14%
10 Years	4.37
5 Years	2.11
1 Year	5.60

Effective May 24, 2019, Class E shares of the Oppenheimer Master Event-Linked Bond Fund, LLC (the predecessor fund), were reorganized into Class R6 shares, of the Invesco Oppenheimer Master Event-Linked Bond Fund (the Fund). Returns shown above, prior to May 24, 2019, are returns of Class E shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Performance figures reflect reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information

4                     Invesco Oppenheimer Master Event-Linked Bond Fund

Liquidity Risk Management Program

The Securities and Exchange Commission has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 30-April 1, 2020, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Committee had established an HLIM for the Fund and the Fund complied with its HLIM.

5                     Invesco Oppenheimer Master Event-Linked Bond Fund

Schedule of Investments

June 30, 2020

(Unaudited)

	Principal Amount	Value
Event-Linked Bonds–96.61%
Earthquake–28.23%
Acorn Re Ltd., Catastrophe Linked Notes, 3.73% (3 mo. USD LIBOR + 2.75%), 11/10/2021(a)(b)	$5,000,000	$4,971,250

Golden State Re II Ltd., Catastrophe Linked Notes, 3.54% (3 mo. USD LIBOR + 2.20%), 01/08/2023(a)(b)	1,910,000	1,882,401

International Bank for Reconstruction & Development (The) (Supranational), Catastrophe Linked Notes,
8.37%, (6 mo. USD LIBOR + 6.90%), 07/15/2020(a)(b)	833,300	838,091

2.69%, (3 mo. USD LIBOR + 2.50%), 02/15/2021(a)(b)	4,750,000	4,682,312

6.19%, (3 mo. USD LIBOR + 6.00%), 02/15/2021(a)(b)	2,800,000	2,754,500

3.19%, (3 mo. USD LIBOR + 3.00%), 02/15/2021(a)(b)	4,250,000	4,189,012

5.74%, (3 mo. USD LIBOR + 5.50%), 12/02/2022(a)(b)	1,650,000	1,644,555

5.89%, (3 mo. USD LIBOR + 5.65%), 12/02/2022(a)(b)	2,400,000	2,334,240

3.73%, (3 mo. USD LIBOR + 3.50%), 03/13/2024(a)(b)	2,450,000	2,419,436

9.23%, (3 mo. USD LIBOR + 9.00%), 03/13/2024 (Acquired 02/28/2020; Cost $1,750,000)(a)(b)	1,750,000	1,711,413

10.23%, (3 mo. USD LIBOR + 10.00%), 03/13/2024(a)(b)	2,000,000	1,970,750

6.73%, (3 mo. USD LIBOR + 6.50%), 03/13/2024 (Acquired 02/28/2020; Cost $1,742,571.03)(a)(b)	1,750,000	1,722,306

Kizuna Re II Ltd. (Japan), Catastrophe Linked Notes,
2.01%, (3 mo. U.S. Treasury Bill Rate + 1.88%), 04/11/2023(a)(b)	3,500,000	3,458,175

2.63%, (3 mo. U.S. Treasury Bill Rate + 2.50%), 04/11/2023(a)(b)	2,550,000	2,519,782

Merna Reinsurance II Ltd.,
Catastrophe Linked Notes, 6.83% (3 mo. U.S. Treasury Bill Rate + 2.00%), 04/07/2022(a)(b)	5,000,000	4,917,500

Series A, Catastrophe Linked Notes, 2.88% (3 mo. U.S. Treasury Bill Rate + 2.75%), 04/07/2023(a)(b)	4,500,000	4,509,900

	Principal Amount	Value
Earthquake–(continued)
Nakama Re Ltd. (Bermuda), Catastrophe Linked Notes,
3.39%, (3 mo. U.S. Treasury Bill Rate + 3.25%), 01/14/2021(a)(b)	$1,300,000	$1,302,145

3.01%, (3 mo. U.S. Treasury Bill Rate + 2.88%), 01/14/2021(a)(b)	3,000,000	2,998,350

2.20%, (6 mo. USD LIBOR + 2.20%), 10/13/2021(a)(b)	3,850,000	3,845,187

3.25%, (6 mo. USD LIBOR + 3.25%), 10/13/2021(a)(b)	2,750,000	2,747,662

2.14%, (3 mo. USD LIBOR + 2.00%), 04/13/2023(a)(b)	4,500,000	4,429,575

3.14%, (3 mo. USD LIBOR + 3.00%), 04/13/2023(a)(b)	3,250,000	3,199,787

2.33%, (3 mo. U.S. Treasury Bill Rate + 2.20%), 01/14/2025(a)(b)	2,000,000	1,956,800

Sierra Ltd., Catastrophe Linked Notes,
3.41%, (3 mo. U.S. Treasury Bill Rate + 3.25%), 12/28/2022(a)(b)	750,000	746,813

5.91%, (3 mo. U.S. Treasury Bill Rate + 5.75%), 12/28/2022(a)(b)	750,000	746,963

Sutter Re Ltd., Series A, Catastrophe Linked Notes,
5.14%, (3 mo. U.S. Treasury Bill Rate + 5.00%), 06/06/2022(a)(b)	1,250,000	1,261,313

5.14%, (3 mo. U.S. Treasury Bill Rate + 5.00%), 05/23/2023(a)(b)	1,250,000	1,264,938

Series F, Catastrophe Linked Notes, 8.64%, (3 mo. U.S. Treasury Bill Rate + 8.50%), 06/06/2022(a)(b)	1,000,000	1,008,450

8.64%, (3 mo. U.S. Treasury Bill Rate + 8.50%), 05/23/2023(a)(b)	1,250,000	1,263,438

Ursa Re Ltd., Catastrophe Linked Notes,
5.59%, (3 mo. U.S. Treasury Bill Rate + 5.47%), 12/10/2020(a)(b)	3,200,000	3,195,040

5.40%, (3 mo. U.S. Treasury Bill Rate + 5.24%), 09/24/2021(a)(b)	1,350,000	1,321,043

5.87%, (3 mo. U.S. Treasury Bill Rate + 5.75%), 12/10/2022(a)(b)	4,000,000	3,915,000
		81,728,127

Fire–0.10%
Cal Phoenix Re Ltd., Catastrophe Linked Notes, 0.73% (3 mo. USD LIBOR + 0.50%), 08/13/2021(a)(b)	5,400,000	283,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Oppenheimer Master Event-Linked Bond Fund

	Principal Amount	Value
Flood–3.17%
FloodSmart Re Ltd. (Bermuda), Catastrophe Linked Notes,
11.39%, (3 mo. U.S. Treasury Bill Rate + 11.25%), 08/06/2021(a)(b)	$2,250,000	$2,214,787

13.64%, (3 mo. U.S. Treasury Bill Rate + 13.50%), 08/06/2021(a)(b)	750,000	725,738

11.97%, (3 mo. U.S. Treasury Bill Rate + 11.83%), 03/07/2022(a)(b)	2,500,000	2,474,625

15.22%, (3 mo. U.S. Treasury Bill Rate + 15.08%), 03/07/2022(a)(b)	500,000	494,925

11.12%, (3 mo. U.S. Treasury Bill Rate + 11.00%), 02/27/2023(a)(b)	2,000,000	1,867,900

14.64%, (3 mo. U.S. Treasury Bill Rate + 14.50%), 02/27/2023(a)(b)	1,500,000	1,400,925

		9,178,900

Longevity–0.81%
Vita Capital VI Ltd. (Multinational), Catastrophe Linked Notes, 4.61% (6 mo. USD LIBOR + 2.90%), 01/08/2021(a)(b)	2,750,000	2,347,812

Multiple Event–47.38%
3264 re Ltd. (Multinational), Catastrophe Linked Notes, 9.75% (3 mo. U.S. Treasury Bill Rate + 9.75%), 02/07/2023(a)(b)	750,000	742,613

Akibare Re Pte. Ltd. (Japan), Catastrophe Linked Notes, 2.88% (3 mo. U.S. Treasury Bill Rate + 2.75%), 04/07/2024(a)(b)	1,250,000	1,230,156

Alamo Re Ltd., Catastrophe Linked Notes,
3.64%, (3 mo. U.S. Treasury Bill Rate + 3.48%), 06/07/2021(a)(b)	2,000,000	1,996,700

4.66%, (1 mo. U.S. Treasury Bill Rate + 4.50%), 06/08/2022(a)(b)	500,000	494,725

Alturas Re Ltd. (Multinational), Catastrophe Linked Notes, 0.00%, 03/10/2023 (Acquired 12/27/2019; Cost $2,339,000)(a)(c)(d)	2,339,000	1,960,915

Armor Re II Ltd., Catastrophe Linked Notes, 6.49% (3 mo. U.S. Treasury Bill Rate + 5.90%), 06/08/2022(a)(b)	1,500,000	1,468,875

Atlas Capital Reinsurance 2020 DAC, Catastrophe Linked Notes, 8.37% (3 mo. U.S. Treasury Bill Rate + 8.25%), 06/10/2024(a)(b)	1,250,000	1,258,687

Atlas Capital UK PLC (Multinational), Catastrophe Linked Notes,
6.33%, (3 mo. USD LIBOR + 6.06%), 06/07/2022(a)(b)	1,500,000	1,463,625

12.37%, (3 mo. USD LIBOR + 11.75%), 06/07/2023(a)(b)	1,000,000	965,950

Atlas IX Capital DAC, Catastrophe Linked Notes, 1.32% (3 mo. USD LIBOR + 0.10%), 01/07/2021(a)(b)	451,659	424,559

Atmos Re DAC (Ireland), Catastrophe Linked Notes, 4.50% (3 mo. EURIBOR + 4.50%), 02/14/2022(a)(b)	1,550,000	23,945

Baltic PCC Ltd. (United Kingdom), Catastrophe Linked Notes, 6.04% (3 mo. U.S. Treasury Bill Rate + 5.90%), 03/07/2022(b)	2,500,000	3,100,230

	Principal Amount	Value
Multiple Event–(continued)
Blue Halo Re Ltd. (Bermuda), Catastrophe Linked Notes,
16.00%, (3 mo. U.S. Treasury Bill Rate + 16.00%), 06/30/2021(a)(b)	$250,000	$250,350

0.63%, (3 mo. U.S. Treasury Bill Rate + 0.50%), 06/21/2022(a)(b)	4,500,000	4,381,875

Series A, Catastrophe Linked Notes, 13.40% (3 mo. U.S. Treasury Bill Rate + 13.25%), 06/28/2023(a)(b)	500,000	501,200

Bowline Re Ltd. (Multinational),
Series 2018-1, Catastrophe Linked Notes, 4.89% (3 mo. U.S. Treasury Bill Rate + 4.50%), 05/23/2022(a)(b)	1,250,000	1,215,563

Series 2019-1, Catastrophe Linked Notes, 4.62%, (3 mo. U.S. Treasury Bill Rate + 4.50%), 03/20/2023(a)(b)	1,250,000	1,229,062

8.85%, (3 mo. U.S. Treasury Bill Rate + 8.85%), 03/20/2023(a)(b)	1,250,000	1,229,063

Caelus Re V Ltd., Catastrophe Linked Notes,
3.19%, (3 mo. U.S. Treasury Bill Rate + 3.93%), 06/07/2021(a)(b)	1,750,000	1,683,500

4.16%, (3 mo. U.S. Treasury Bill Rate + 4.64%), 06/07/2021(a)(b)	1,500,000	1,416,375

7.24%, (3 mo. U.S. Treasury Bill Rate + 7.82%), 06/07/2021(a)(b)	2,500,000	2,318,750

10.83%, (3 mo. U.S. Treasury Bill Rate + 10.90%), 06/07/2021(a)(b)	1,250,000	1,018,500

0.63%, (3 mo. U.S. Treasury Bill Rate + 0.50%), 06/05/2024(a)(b)	1,625,000	1,566,094

0.63%, (3 mo. U.S. Treasury Bill Rate + 0.50%), 06/05/2024(a)(b)	1,656,705	16,898

Caelus Re VI Ltd., Catastrophe Linked Notes,
5.63%, (3 mo. U.S. Treasury Bill Rate + 5.50%), 06/07/2023(a)(b)	1,500,000	1,450,350

5.63%, (3 mo. U.S. Treasury Bill Rate + 2.75%), 06/07/2023(a)(b)	1,000,000	968,300

7.88%, (3 mo. U.S. Treasury Bill Rate + 2.75%), 06/07/2023(a)(b)	1,000,000	981,200

12.88%, (3 mo. U.S. Treasury Bill Rate + 2.75%), 06/07/2023(a)(b)	1,000,000	982,600

5.63%, (3 mo. U.S. Treasury Bill Rate + 5.50%), 06/07/2024(a)(b)	1,250,000	1,193,500

Cape Lookout Re Ltd., Catastrophe Linked Notes,
4.38%, (1 mo. U.S. Treasury Bill Rate + 4.24%), 02/25/2022(a)(b)	5,250,000	5,190,412

6.63%, (1 mo. U.S. Treasury Bill Rate + 6.75%), 05/09/2022(a)(b)	1,250,000	1,223,313

Citrus Re Ltd., Catastrophe Linked Notes,
6.08%, (6 mo. USD LIBOR + 5.31%), 03/20/2023(a)(b)	550,208	154,498

0.25%, (3 mo. U.S. Treasury Bill Rate + 0.10%), 12/31/2049(a)(b)	1,022,747	184,810

Cranberry Re Ltd., Catastrophe Linked Notes, 2.01% (6 mo. USD LIBOR + 1.98%), 07/13/2020(a)(b)	2,000,000	2,006,500

Eden Re II Ltd. (Bermuda), Catastrophe Linked Notes, 0.00%, 03/22/2024 (Acquired 12/16/2019; Cost $2,500,000)(a)(c)(d)	2,500,000	2,534,018

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Oppenheimer Master Event-Linked Bond Fund

	Principal Amount	Value
Multiple Event–(continued)
First Coast Re II Pte. Ltd. (Bermuda), Catastrophe Linked Notes,
4.04%, (3 mo. U.S. Treasury Bill Rate + 3.92%), 06/07/2021(a)(b)(c)	$2,000,000	$1,977,100

5.37%, (3 mo. U.S. Treasury Bill Rate + 5.25%), 06/07/2023(a)(b)	500,000	486,375

Fortius Re II Ltd. (Supranational), Catastrophe Linked Notes, 4.91% (6 mo. USD LIBOR + 3.42%), 07/07/2021(a)(b)	2,000,000	1,977,100

Galilei Re Ltd. (Multinational), Catastrophe Linked Notes,
14.76%, (6 mo. USD LIBOR + 13.84%), 01/08/2021(a)(b)	3,500,000	3,396,225

10.20%, (6 mo. USD LIBOR + 8.63%), 01/08/2021(a)(b)	1,000,000	978,850

6.70%, (6 mo. USD LIBOR + 5.13%), 01/08/2021(a)(b)	2,000,000	1,964,900

Galileo Re Ltd. (Multinational), Catastrophe Linked Notes,
17.82%, (3 mo. USD LIBOR + 17.50%), 11/06/2020(a)(b)	2,050,000	1,991,677

7.82%, (3 mo. USD LIBOR + 7.50%), 11/06/2020(a)(b)	600,000	584,610

9.36%, (3 mo. U.S. Treasury Bill Rate + 9.25%), 01/08/2024(a)(b)	1,500,000	1,475,700

7.56%, (3 mo. U.S. Treasury Bill Rate + 7.45%), 01/08/2024(a)(b)	500,000	491,600

Herbie Re Ltd., Series A, Catastrophe Linked Notes, 9.16% (3 mo. U.S. Treasury Bill Rate + 9.00%), 07/08/2024(a)(b)	1,000,000	999,600

Kendall Re Ltd. (Multinational), Catastrophe Linked Notes, 5.59% (3 mo. USD LIBOR + 5.25%), 05/06/2021(a)(b)	1,250,000	1,216,438

Kilimanjaro II Re Ltd. (Supranational), Catastrophe Linked Notes, 10.68% (6 mo. USD LIBOR + 10.61%), 04/20/2021(a)(b)	2,250,000	2,220,412

Series 2017, Catastrophe Linked Notes, 7.98% (6 mo. USD LIBOR + 7.91%), 04/20/2021(a)(b)	1,000,000	986,750

Kilimanjaro III Re Ltd. (Supranational), Catastrophe Linked Notes,
15.89%, (3 mo. USD LIBOR + 15.75%), 12/19/2023(a)(b)	2,500,000	2,432,125

9.64%, (3 mo. USD LIBOR + 9.50%), 12/19/2023(a)(b)	1,000,000	970,450

15.89%, (3 mo. USD LIBOR + 15.75%), 12/19/2024(a)(b)	3,000,000	2,883,750

9.64%, (3 mo. USD LIBOR + 9.50%), 12/19/2024(a)(b)	1,250,000	1,195,688

Kilimanjaro Re Ltd. (Supranational), Catastrophe Linked Notes,
13.71%, (3 mo. USD LIBOR + 13.61%), 05/06/2022(a)(b)	2,000,000	1,961,700

5.04%, (3 mo. USD LIBOR + 4.94%), 05/06/2022(a)(b)	1,250,000	1,221,813

13.73%, (3 mo. USD LIBOR + 13.61%), 05/05/2023(a)(b)	3,000,000	2,902,050

5.06%, (3 mo. USD LIBOR + 4.94%), 05/05/2023(a)(b)	1,250,000	1,203,938

	Principal Amount	Value
Multiple Event–(continued)
Limestone Re Ltd. (Multinational), Catastrophe Linked Notes, 0.00%, 03/01/2024 (Acquired 12/27/2019; Cost $2,456,000)(a)(c)(d)	$2,456,000	$2,595,944

Lion II Re DAC (Ireland), Catastrophe Linked Notes, 3.57% (3 mo. EURIBOR + 3.57%), 07/15/2021(a)(b)	3,500,000	3,911,702

Loma Reinsurance Bermuda Ltd. (Multinational), Catastrophe Linked Notes, 0.68% (3 mo. U.S. Treasury Bill Rate + 0.50%), 10/08/2020(a)(b)	3,750,000	900,000

Manatee Re III Pte. Ltd., Catastrophe Linked Notes, 5.50% (3 mo. U.S. Treasury Bill Rate + 5.25%), 06/07/2022(a)(b)	1,000,000	977,950

MetroCat Re Ltd. (Bermuda), Catastrophe Linked Notes, 5.61% (3 mo. U.S. Treasury Bill Rate + 5.50%), 05/28/2024(a)(b)	1,500,000	1,499,100

Mona Lisa Re Ltd., Catastrophe Linked Notes,
7.63%, (3 mo. U.S. Treasury Bill Rate + 7.50%), 01/09/2023(a)(b)	1,250,000	1,245,062

8.13%, (3 mo. U.S. Treasury Bill Rate + 8.00%), 01/09/2023(a)(b)	750,000	746,513

Northshore Re II Ltd. (Bermuda), Catastrophe Linked Notes,
7.53%, (3 mo. U.S. Treasury Bill Rate + 7.53%), 07/06/2020(a)(b)	2,000,000	2,007,700

8.16%, (3 mo. USD LIBOR + 7.99%), 07/08/2022(a)(b)	1,250,000	1,251,187

7.63%, (3 mo. U.S. Treasury Bill Rate + 7.50%), 07/07/2023(a)(b)	1,250,000	1,242,812

Residential Reinsurance 2016 Ltd., Catastrophe Linked Notes, 5.74% (3 mo. U.S. Treasury Bill Rate + 5.60%), 12/06/2020(a)(b)	1,750,000	1,710,187

Residential Reinsurance 2017 Ltd., Catastrophe Linked Notes,
5.31%, (3 mo. U.S. Treasury Bill Rate + 5.05%), 06/06/2021(a)(b)	1,000,000	995,900

3.41%, (3 mo. U.S. Treasury Bill Rate + 3.17%), 06/06/2021(a)(b)	1,375,000	1,350,869

13.18%, (3 mo. U.S. Treasury Bill Rate + 12.72%), 12/06/2021(a)(b)	250,000	238,188

Residential Reinsurance 2018 Ltd., Catastrophe Linked Notes,
3.50%, (3 mo. U.S. Treasury Bill Rate + 3.25%), 06/06/2022(a)(b)	2,000,000	1,927,900

11.93%, (3 mo. U.S. Treasury Bill Rate + 11.00%), 12/06/2022(a)(b)	2,500,000	2,395,375

Residential Reinsurance 2019 Ltd. (Cayman Islands), Catastrophe Linked Notes, 0.00%, 12/06/2020(a)(d)	1,250,000	1,004,813

4.79%, (3 mo. U.S. Treasury Bill Rate + 4.50%), 06/06/2023(a)(b)	500,000	492,625

12.51%, (3 mo. U.S. Treasury Bill Rate + 11.50%), 12/06/2023(a)(b)	1,000,000	983,950

Residential Reinsurance 2020 Ltd. (Cayman Islands), Series 13, Catastrophe Linked Notes, 0.62% (3 mo. U.S. Treasury Bill Rate + 5.50%), 06/06/2024(a)(b)	500,000	501,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Oppenheimer Master Event-Linked Bond Fund

	Principal Amount	Value
Multiple Event–(continued)
Riverfront Re Ltd. (Supranational), Catastrophe Linked Notes,
4.99%, (3 mo. U.S. Treasury Bill Rate + 4.91%), 01/15/2021(a)(b)	$2,500,000	$2,466,875

6.83%, (3 mo. U.S. Treasury Bill Rate + 6.51%), 01/15/2021(a)(b)	2,000,000	1,972,500

Sanders RE II Ltd. (Bermuda), Catastrophe Linked Notes,
12.36%, (3 mo. USD LIBOR + 12.25%), 04/07/2023(a)(b)	3,750,000	3,566,812

4.50%, (3 mo. USD LIBOR + 4.50%), 04/07/2024(a)(b)	2,250,000	2,219,231

12.75%, (3 mo. USD LIBOR + 12.75%), 04/07/2024(a)(b)	1,000,000	986,525

Series A, Catastrophe Linked Notes, 5.63% (3 mo. U.S. Treasury Bill Rate + 5.50%), 06/07/2023(a)(b)	1,250,000	1,252,187

Sanders Re Ltd., Catastrophe Linked Notes,
2.97%, (6 mo. USD LIBOR + 2.99%), 12/06/2021(a)(b)	1,500,000	1,431,375

5.64%, (3 mo. U.S. Treasury Bill Rate + 5.50%), 04/07/2022(a)(b)	4,500,000	4,222,575

SD Re Ltd., Catastrophe Linked Notes, 4.98% (3 mo. USD LIBOR + 4.00%), 10/19/2021(a)(b)	2,400,000	2,280,120

Spectrum Capital Ltd. (Bermuda), Catastrophe Linked Notes, 5.97% (6 mo. USD LIBOR + 5.75%), 06/08/2021(a)(b)	1,000,000	980,850

Stratosphere Re Ltd., Catastrophe Linked Notes, 2.88% (3 mo. U.S. Treasury Bill Rate + 2.75%), 02/07/2023(a)(b)	1,500,000	1,488,675

Tailwind Re Ltd., Series 2017-1, Catastrophe Linked Notes,
9.23%, (3 mo. U.S. Treasury Bill Rate + 9.10%), 01/08/2022(a)(b)	1,250,000	1,214,063

11.19%, (3 mo. U.S. Treasury Bill Rate + 11.06%), 01/08/2022(a)(b)	750,000	728,813

		137,136,065

Other–1.73%
Vitality Re IX Ltd., Catastrophe Linked Notes, 1.89% (3 mo. U.S. Treasury Bill Rate + 1.75%), 01/10/2022(a)(b)	500,000	431,875

Vitality Re VIII Ltd., Catastrophe Linked Notes, 2.13% (3 mo. U.S. Treasury Bill Rate + 2.00%), 01/08/2021(a)(b)	750,000	632,813

Vitality Re X Ltd., Catastrophe Linked Notes,
2.14%, (3 mo. U.S. Treasury Bill Rate + 2.00%), 01/10/2023(a)(b)	500,000	426,875

1.75%, (3 mo. U.S. Treasury Bill Rate + 1.75%), 01/10/2023(a)(b)	1,250,000	1,192,187

Vitality Re XI Ltd., Catastrophe Linked Notes,
1.63%, (3 mo. U.S. Treasury Bill Rate + 1.50%), 01/09/2024(a)(b)	2,000,000	1,907,500

1.93%, (3 mo. U.S. Treasury Bill Rate + 1.80%), 01/09/2024(a)(b)	500,000	421,875

		5,013,125

	Principal Amount	Value
Windstorm–15.19%
Akibare Re Ltd. (Japan), Catastrophe Linked Notes,
2.19%, (3 mo. USD LIBOR + 1.90%), 04/07/2022(a)(b)	$3,250,000	$3,188,900

2.19%, (3 mo. USD LIBOR + 1.90%), 04/07/2022(a)(b)	2,000,000	1,963,400

0.10%, (6 mo. USD LIBOR + 0.50%), 04/07/2023(a)(b)	2,365,519	5,618

Alamo Re II Pte Ltd. (Singapore), Series A, Catastrophe Linked Notes, 5.92% (3 mo. U.S. Treasury Bill Rate + 5.75%), 06/08/2023(a)(b)	2,000,000	2,004,500

Aozora Re Ltd. (Japan), Catastrophe Linked Notes, 3.51% (6 mo. USD LIBOR + 2.00%), 04/07/2021(a)(b)	5,500,000	5,423,000

Bonanza Re Ltd. (Bermuda), Catastrophe Linked Notes, 4.87% (3 mo. U.S. Treasury Bill Rate + 4.75%), 02/20/2024(a)(b)	2,500,000	2,439,375

Casablanca Re Ltd., Catastrophe Linked Notes, 15.58% (6 mo. USD LIBOR + 15.49%), 06/04/2023(a)(b)(c)	312,757	250,000

Casablanca Re Pte. Ltd. (Singapore), Series A, Catastrophe Linked Notes, 0.00%, 06/07/2021(a)(d)	750,000	692,438

Series B, Catastrophe Linked Notes, 0.00%, 06/07/2021(a)(d)	500,000	438,850

Catahoula Re Pte. Ltd. (Singapore), Catastrophe Linked Notes, 3.74% (3 mo. USD LIBOR + 3.50%), 05/09/2023(a)(b)	750,000	750,037

Everglades Re II Ltd., Catastrophe Linked Notes, 6.39% (3 mo. U.S. Treasury Bill Rate + 6.25%), 05/04/2023(a)(b)	1,000,000	1,002,650

Frontline Re Ltd., Catastrophe Linked Notes,
7.88%, (3 mo. U.S. Treasury Bill Rate + 7.74%), 07/06/2022(a)(b)	4,250,000	1,955,000

0.63%, (3 mo. U.S. Treasury Bill Rate + 0.50%), 07/06/2022(a)(b)	224,179	25,265

Hexagon II Reinsurance DAC (France), Catastrophe Linked Notes, 4.93% (3 mo. EURIBOR + 5.15%), 01/17/2024(a)(b)	2,000,000	2,228,293

Hexagon Reinsurance DAC (Ireland), Catastrophe Linked Notes,
8.75%, (3 mo. EURIBOR + 8.75%), 01/19/2022(a)(b)	2,650,000	2,945,343

7.11%, (3 mo. EURIBOR + 7.11%), 01/19/2022(a)(b)	1,800,000	2,002,936

Integrity Re II Ltd. (Bermuda), Catastrophe Linked Notes, 7.46% (3 mo. USD LIBOR + 7.25%), 04/12/2023(a)(b)	1,500,000	1,496,287

Integrity Re Ltd., Catastrophe Linked Notes,
5.08%, (3 mo. USD LIBOR + 4.01%), 06/10/2022(a)(b)	1,000,000	962,950

4.96%, (3 mo. USD LIBOR + 4.75%), 06/12/2023(a)(b)	500,000	485,725

Long Point Re III Ltd., Catastrophe Linked Notes, 2.87% (3 mo. U.S. Treasury Bill Rate + 2.75%), 06/01/2022(a)(b)	2,450,000	2,398,182

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Oppenheimer Master Event-Linked Bond Fund

	Principal Amount	Value
Windstorm–(continued)
Manatee Re II Ltd., Catastrophe Linked Notes, 8.42% (3 mo. U.S. Treasury Bill Rate + 8.34%), 06/07/2021(a)(b)	$1,750,000	$1,712,987

Matterhorn Re Ltd. (Bermuda), Catastrophe Linked Notes,
0.00%, 12/07/2020(a)(d)	1,000,000	952,650

0.00%, 12/07/2020(a)(d)	750,000	686,063

5.37%, (3 mo. U.S. Treasury Bill Rate + 5.25%), 12/07/2021(a)(b)	1,000,000	985,250

7.50%, (3 mo. U.S. Treasury Bill Rate + 7.50%), 12/07/2021(a)(b)	750,000	735,188

6.39%, (3 mo. U.S. Treasury Bill Rate + 6.25%), 12/07/2021(a)(b)	1,000,000	980,500

7.11%, (3 mo. U.S. Treasury Bill Rate + 7.00%), 12/07/2021(a)(b)	750,000	753,637

5.00%, (3 mo. U.S. Treasury Bill Rate + 5.00%), 01/08/2024(a)(b)	1,750,000	1,732,500

Series A, Catastrophe Linked Notes, 10.00% (3 mo. U.S. Treasury Bill Rate + 10.00%), 12/07/2021(a)(b)	750,000	750,000

Pelican IV Re Ltd., Catastrophe Linked Notes, 2.02% (3 mo. USD LIBOR + 2.29%), 05/07/2021(a)(b)	1,500,000	1,464,075

	Principal Amount	Value
Windstorm–(continued)
Windmill II Re Ltd. (Europe), Catastrophe Linked Notes, 4.00% (3 mo. EURIBOR + 4.00%), 07/05/2024(a)(b)	$500,000	$561,750

		43,973,349

Total Event-Linked Bonds (Cost $302,436,513)		279,660,878

	Shares
Preferred Stocks–1.69%
Multiple Event–1.69%
Kinesis Re Ltd., Series 2020, Pfd.(c)	249,377	2,623,927

Lorenz Re Ltd., Series 2020, Pfd.(c)	22,500	2,280,131

Total Preferred Stocks (Cost $4,750,000)		4,904,058

Money Market Funds–1.29%
Invesco Government & Agency Portfolio, Institutional Class, 0.09% (Cost $3,717,252)(e)(f)	3,717,252	3,717,252

TOTAL INVESTMENTS IN SECURITIES–99.59% (Cost $310,903,765)		288,282,188

OTHER ASSETS LESS LIABILITIES–0.41%		1,185,910

NET ASSETS–100.00%		$289,468,098

Investment Abbreviations:

DAC          – Designated Activity Co.

EURIBOR – Euro Interbank Offered Rate

LIBOR       – London Interbank Offered Rate

Pfd.           – Preferred

USD          – U.S. Dollar

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2020 was $276,560,648, which represented 95.54% of the Fund’s Net Assets.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2020.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(d)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2020.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	December 31, 2019	at Cost	from Sales	Appreciation	Gain	June 30, 2020	Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$5,119,156	$123,331,077	$(124,732,981)	$–	$–	$3,717,252	$34,606

(f)	The rate shown is the 7-day SEC standardized yield as of June 30, 2020.

Portfolio Composition

By event type, based on Net Assets

as of June 30, 2020

Multiple Event	49.07%
Earthquake	28.23
Windstorm	15.19
Flood	3.17
Other	1.73
Event Type Each Less Than 1% of Net Assets	0.91
Money Market Funds Plus Other Assets Less Liabilities	1.70

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Oppenheimer Master Event-Linked Bond Fund

Open Forward Foreign Currency Contracts

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

09/23/2020	Barclays Capital	USD	1,100,598	EUR	1,000,000	$24,960

Currency Risk

09/23/2020	Citibank N.A.	GBP	2,500,000	USD	3,041,997	(57,246)

09/23/2020	Morgan Stanley & Co.	EUR	500,000	USD	561,900	(879)

09/23/2020	Royal Bank of Canada	EUR	10,950,000	USD	11,901,862	(423,004)

Subtotal–Depreciation						(481,129)

Total Forward Foreign Currency Contracts						$(456,169)

Abbreviations:

EUR – Euro

GBP – British Pound Sterling

USD – U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Oppenheimer Master Event-Linked Bond Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $307,186,513)	$284,564,936

Investments in affiliated money market funds, at value (Cost $3,717,252)	3,717,252

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	24,960

Cash	13,497

Receivable for:
Dividends	458

Interest	2,458,328

Investment for trustee deferred compensation and retirement plans	24,833

Other assets	31,885

Total assets	290,836,149

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	481,129

Payable for:
Investments purchased	750,000

Dividends	54,294

Accrued fees to affiliates	26,489

Accrued trustees’ and officers’ fees and benefits	3,171

Accrued other operating expenses	28,135

Trustee deferred compensation and retirement plans	24,833

Total liabilities	1,368,051

Net assets applicable to shares outstanding	$289,468,098

Net assets consist of:
Shares of beneficial interest	$159,753,457

Distributable earnings	129,714,641

$289,468,098

Net Assets:
Class R6	$289,468,098

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class R6	18,316,273

Class R6:
Net asset value and offering price per share	$15.80

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                     Invesco Oppenheimer Master Event-Linked Bond Fund

Statement of Operations

For the six months ended June 30, 2020

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $1,641)	$11,046,712

Dividends from affiliated money market funds	34,606

Total investment income	11,081,318

Expenses:
Advisory fees	641,356

Administrative services fees	23,703

Custodian fees	2,797

Transfer agent fees – R6	8,313

Trustees’ and officers’ fees and benefits	9,261

Registration and filing fees	16,992

Reports to shareholders	4,870

Professional services fees	39,509

Other	4,336

Total expenses	751,137

Less: Fees waived and/or expenses reimbursed	(6,635)

Net expenses	744,502

Net investment income	10,336,816

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(15,891,101)

Foreign currencies	(11,153)

Forward foreign currency contracts	649,215

(15,253,039)

Change in net unrealized appreciation (depreciation) of:
Investment securities	9,854,054

Foreign currencies	12

Forward foreign currency contracts	(25,344)

9,828,722

Net realized and unrealized gain (loss)	(5,424,317)

Net increase in net assets resulting from operations	$4,912,499

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                     Invesco Oppenheimer Master Event-Linked Bond Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2020, period ended December 31, 2019, and the year ended September 30, 2019

(Unaudited)

	Six Months Ended June 30, 2020	Three Months Ended December 31, 2019	Year Ended September 30, 2019
Operations:
Net investment income	$10,336,816	$5,867,292	$27,572,378
Net realized gain (loss)	(15,253,039)	(4,051,280)	(14,430,615)
Change in net unrealized appreciation (depreciation)	9,828,722	3,147,522	(12,803,422)
Net increase in net assets resulting from operations	4,912,499	4,963,534	338,341

Distributions to shareholders from distributable earnings:
Class R6	(10,292,644)	–	–

Share transactions–net:
Class R6	(61,566,617)	(7,402,506)	(14,721,776)
Net increase (decrease) in net assets	(66,946,762)	(2,438,972)	(14,383,435)

Net assets:
Beginning of period	356,414,860	358,853,832	373,237,267
End of period	$289,468,098	$356,414,860	$358,853,832

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                     Invesco Oppenheimer Master Event-Linked Bond Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income to average net assets		Portfolio turnover (d)
Class R6
Six months ended 06/30/20	$16.04	$0.49	$(0.24)	$0.25	$(0.49)	$15.80	1.59%	$289,468	0.45	%(e)	0.45	%(e)	6.21	%(e)	22%
Three months ended 12/31/19	15.82	0.26	(0.04)	0.22	–	16.04	1.39	356,415	0.45		0.49		6.53		12
Year ended 09/30/19	15.79	1.19	(1.16)	0.03	–	15.82	0.19	358,854	0.45		0.45		7.64		14
Year ended 09/30/18	15.23	1.04	(0.48)	0.56	–	15.79	3.68	373,237	0.45		0.45		6.70		33
Year ended 09/30/17	15.93	0.94	(1.64)	(0.70)	–	15.23	(4.39)	259,458	0.46		0.46		5.84		53
Year ended 09/30/16	15.10	0.80	0.03	0.83	–	15.93	5.50	294,575	0.45		0.45		5.22		43
Year ended 09/30/15	14.39	0.79	(0.08)	0.71	–	15.10	4.93	307,778	0.43		0.43		5.40		42

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the three months ended December 31, 2019 and the years ended September 30, 2019, 2018, 2017, 2016 and 2015, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $334,357 for Class R6.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                     Invesco Oppenheimer Master Event-Linked Bond Fund

Notes to Financial Statements

June 30, 2020

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Oppenheimer Master Event-Linked Bond Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

Shares of the Fund are sold only to other investment companies. The Fund currently offers Class R6. Class R6 shares are sold at net asset value.

For federal income tax purposes, the Fund qualifies as a partnership, and each investor in the Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Fund. Accordingly, as a “passthrough” entity, the Fund pays no dividends or capital gain distributions.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Event-linked bonds are generally valued at the mean between the bid and ask prices utilizing evaluated prices obtained from third party pricing services or broker dealers. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash

16                     Invesco Oppenheimer Master Event-Linked Bond Fund

dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund, as an entity, will not be subject to U.S. federal income tax. The Fund will be treated for U.S. federal income tax purposes as a partnership, and not as an association taxable as a corporation. Therefore, a tax provision is not required. Each shareholder is required for U.S. federal income tax purposes to take into account, in its taxable year with which (or within which a taxable year of the Fund ends), it distributive share of all items of Fund income, gains, losses and deduction for such taxable year of the Fund. A shareholder must take such items into account even if the Fund does not distribute cash or other property to such shareholder during its taxable year.

Although the Fund is treated as a partnership for Federal tax purposes, it is intended that the Fund’s assets, income and distributions will be managed in such a way that investment in the Fund would not cause an investor that is a regulated investment company under Subchapter M of the Code to fail that qualification.

The Fund has analyzed its tax positions, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

F.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

I.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

J.

Event-Linked Bonds – The Fund invests in event-linked, which are fixed income securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specific trigger event that leads to economic loss, such as an earthquake or hurricane. In most cases, the trigger event will not be deemed to have occurred unless the event happened in a geographic area and was of a certain magnitude or caused a certain amount of actual or modeled

17                     Invesco Oppenheimer Master Event-Linked Bond Fund

loss. If the trigger event occurs prior to a bond’s maturity, the Fund may lose all or a portion of its principal and additional interest. If the trigger event does not occur, the Fund will recover its principal plus interest. The Fund records the net change in market value of event-linked bonds on the Statement of Operation as a change in unrealized appreciation/depreciation on investments. The Fund records a realized gain/loss in the Statement of Operation upon the sale or maturity of the investment.
K.

Other Risks – The Fund’s investment are concentrated in event-linked bonds, rather than a broad spectrum of investments, make the Fund’s share price particularly sensitive to market, economic and natural and non-natural events that may affect this investment type.

The Fund’s investment in event-linked bonds may be speculative and subject to greater price volatility than other types of investments.

The Fund may invest in event-linked bonds that are below investment grade (sometimes referred to as “high yield” or “junk” bonds. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

L.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an annual fee of 0.39% based on the average daily net assets of the Fund.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Funds.

The Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) to 0.45% of average daily net assets (the “expense limit”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limit, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2020, the Adviser waived advisory fees of $6,635.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

18                     Invesco Oppenheimer Master Event-Linked Bond Fund

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended June 30, 2020, there were transfers from Level 2 to Level 3 of $12,244,935, due to either the lack of availability of market data or the evaluated price provided by pricing vendor.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Event-Linked Bonds	$–	$272,320,001	$7,340,877	$279,660,878
Preferred Stocks	–	–	4,904,058	4,904,058
Money Market Funds	3,717,252	–	–	3,717,252
Total Investments in Securities	3,717,252	272,320,001	12,244,935	288,282,188

Other Investments - Assets*
Forward Foreign Currency Contracts	–	24,960	–	24,960

Other Investments - Liabilities*
Forward Foreign Currency Contracts	–	(481,129)	–	(481,129)
Total Other Investments	–	(456,169)	–	(456,169)
Total Investments	$3,717,252	$271,863,832	$12,244,935	$287,826,019

*	Unrealized appreciation (depreciation).

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended June 30, 2020:

	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation	Transfers into Level 3	Transfers out of Level 3	Value 06/30/20
Event-Linked Bonds	$–	$–	$–	$–	$–	$–	$ 7,340,877	$	$ 7,340,877
Preferred Stocks	–	–	–	–	–	$–	$ 4,904,058	–	$ 4,904,058
Total	$–	$–	$–	$–	$–	$–	$12,244,935	$	$12,244,935

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2020:

Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$24,960
Derivatives not subject to master netting agreements	–
Total Derivative Assets subject to master netting agreements	$24,960

Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(481,129)
Derivatives not subject to master netting agreements	–
Total Derivative Liabilities subject to master netting agreements	$(481,129)

19                     Invesco Oppenheimer Master Event-Linked Bond Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2020.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non- Cash	Cash	Net Amount
Citibank N.A.	$–	$(57,246)	$(57,246)	$–	$–	$(57,246)
Barclays Capital	24,960	–	24,960	–	–	24,960
Morgan Stanley & Co.	–	(879)	(879)	–	–	(879)
Royal Bank of Canada	–	(423,004)	(423,004)	–	–	(423,004)
Total	$24,960	$(481,129)	$(456,169)	$–	$–	$(456,169)

Effect of Derivative Investments for the six months ended June 30, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$649,215
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(25,344)
Total	$623,871

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts
Average notional value	$21,223,501

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2020 was $82,687,600 and $148,892,255, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$684,599
Aggregate unrealized (depreciation) of investments	(23,762,345)
Net unrealized appreciation (depreciation) of investments	$(23,077,746)

Cost of investments for tax purposes is $310,903,765.

20                     Invesco Oppenheimer Master Event-Linked Bond Fund

NOTE 8—Share Information

			Summary of Share Activity
	Six months ended		Three Months Ended		Year ended
	June 30, 2020(a)		December 31, 2019		September 30, 2019
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class R6	1,201,982	$19,353,927	967	$15,464	8,298,231	$127,534,469

Issued as reinvestment of dividends:
Class R6	624,033	9,924,264	–	–	–	–

Reacquired:
Class R6	(5,730,110)	(90,844,808)	(462,998)	(7,417,970)	(9,258,288)	(142,256,245)
Net increase (decrease) in share activity	(3,904,095)	$(61,566,617)	(462,031)	$(7,402,506)	(960,057)	$(14,721,776)

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 36% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

In addition, 60% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

NOTE 9—Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

NOTE 10—Significant Event

Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Master Event-Linked Bond Fund to Invesco Master Event-Linked Bond Fund.

21                     Invesco Oppenheimer Master Event-Linked Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(01/01/20)	(06/30/20)[1]	Period[2]	(06/30/20)	Period[2]	Ratio
Class R6	$1,000.00	$1,015.90	$2.26	$1,022.63	$2.26	0.45%

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2020 through June 30, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

22                     Invesco Oppenheimer Master Event-Linked Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Oppenheimer Master Event-Linked Bond Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the Swiss Re Global Cat Bond Index. The Board noted that performance of Class R6 shares of the Fund was in the fourth quintile of its performance universe for the one year period, fifth quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class R6 shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board considered that the Fund was created in connection with the Transaction and that the Fund’s performance prior to the closing of the Transaction after the close of business on May 24, 2019 is that of its predecessor fund. The Board noted that exposure to certain categories of event-linked bonds, including those tied to atmospheric risks and certain multi-peril bonds, negatively impacted Fund performance. The Board also noted that the Fund currently is not sold directly to retail shareholders, but rather is only available for purchase by other Invesco funds or pooled vehicles. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class R6 shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative

23                     Invesco Oppenheimer Master Event-Linked Bond Fund

services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

24                     Invesco Oppenheimer Master Event-Linked Bond Fund

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Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526	Invesco Distributors, Inc.	O-MELB-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 12, 2020, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 12, 2020, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Growth Series (Invesco Growth Series)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 4, 2020

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 4, 2020

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	September 4, 2020